UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
7/31/2026
Date of reporting period:
7/31/2026
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Russell Mid-Cap Index Fund

Institutional Shares | BRMIX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.09%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 18.68%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell Midcap Index returned 18.68%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	18.68%	8.15%	11.37%
Russell 3000 Index	19.60	11.82	14.56
Russell Midcap Index	18.68	8.20	11.43
Key Fund statistics
Net Assets	$2,568,979,764
Number of Portfolio Holdings	827
Net Investment Advisory Fees	$444,556
Portfolio Turnover Rate	24%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.5%
Information Technology	14.8%
Financials	14.3%
Health Care	11.0%
Consumer Discretionary	9.1%
Real Estate	6.8%
Energy	6.3%
Utilities	5.8%
Materials	5.0%
Consumer Staples	4.8%
Other*	4.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Institutional Shares | BRMIX
Annual Shareholder Report — July 31, 2026
BRMIX-07/26-AR

iShares Russell Mid-Cap Index Fund

Investor A Shares | BRMAX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$38	0.35%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 18.39%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell Midcap Index returned 18.68%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	18.39%	7.88%	11.10%
Russell 3000 Index	19.60	11.82	14.56
Russell Midcap Index	18.68	8.20	11.43
Key Fund statistics
Net Assets	$2,568,979,764
Number of Portfolio Holdings	827
Net Investment Advisory Fees	$444,556
Portfolio Turnover Rate	24%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.5%
Information Technology	14.8%
Financials	14.3%
Health Care	11.0%
Consumer Discretionary	9.1%
Real Estate	6.8%
Energy	6.3%
Utilities	5.8%
Materials	5.0%
Consumer Staples	4.8%
Other*	4.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Investor A Shares | BRMAX
Annual Shareholder Report — July 31, 2026
BRMAX-07/26-AR

iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Russell Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$4	0.04%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 18.75%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell Midcap Index returned 18.68%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	18.75%	8.21%	11.43%
Russell 3000 Index	19.60	11.82	14.56
Russell Midcap Index	18.68	8.20	11.43
Key Fund statistics
Net Assets	$2,568,979,764
Number of Portfolio Holdings	827
Net Investment Advisory Fees	$444,556
Portfolio Turnover Rate	24%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	17.5%
Information Technology	14.8%
Financials	14.3%
Health Care	11.0%
Consumer Discretionary	9.1%
Real Estate	6.8%
Energy	6.3%
Utilities	5.8%
Materials	5.0%
Consumer Staples	4.8%
Other*	4.1%
Short-Term Securities	2.1%
Liabilities in Excess of Other Assets	(1.6)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell Mid-Cap ETF	0.7%
Snowflake, Inc., Class A	0.7%
Marathon Petroleum Corp.	0.7%
Cloudflare, Inc., Class A	0.7%
Datadog, Inc., Class A	0.6%
Phillips 66	0.6%
Royal Caribbean Cruises Ltd.	0.6%
Simon Property Group, Inc.	0.5%
Digital Realty Trust, Inc.	0.5%
Allstate Corp.	0.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Mid-Cap Index Fund
Class K Shares | BRMKX
Annual Shareholder Report — July 31, 2026
BRMKX-07/26-AR

iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$13	0.11%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 30.63%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell 2500 Index returned 30.64%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	30.63%	8.03%	11.32%
Russell 3000 Index	19.60	11.82	14.56
Russell 2500 Index	30.64	8.11	11.39
Key Fund statistics
Net Assets	$1,336,971,608
Number of Portfolio Holdings	2,437
Net Investment Advisory Fees	$341,398
Portfolio Turnover Rate	40%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.8%
Health Care	14.3%
Information Technology	13.2%
Consumer Discretionary	9.9%
Real Estate	7.0%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.4%
Utilities	2.7%
Other*	4.0%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(7.9)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Institutional Shares | BSMIX
Annual Shareholder Report — July 31, 2026
BSMIX-07/26-AR

iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$41	0.36%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 30.31%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell 2500 Index returned 30.64%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	30.31%	7.77%	11.05%
Russell 3000 Index	19.60	11.82	14.56
Russell 2500 Index	30.64	8.11	11.39
Key Fund statistics
Net Assets	$1,336,971,608
Number of Portfolio Holdings	2,437
Net Investment Advisory Fees	$341,398
Portfolio Turnover Rate	40%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.8%
Health Care	14.3%
Information Technology	13.2%
Consumer Discretionary	9.9%
Real Estate	7.0%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.4%
Utilities	2.7%
Other*	4.0%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(7.9)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Investor A Shares | BSMAX
Annual Shareholder Report — July 31, 2026
BSMAX-07/26-AR

iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Russell Small/Mid-Cap Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$8	0.07%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 30.69%.
  For the same period, the Russell 3000 Index returned 19.60% and the Russell 2500 Index returned 30.64%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	30.69%	8.08%	11.37%
Russell 3000 Index	19.60	11.82	14.56
Russell 2500 Index	30.64	8.11	11.39
Key Fund statistics
Net Assets	$1,336,971,608
Number of Portfolio Holdings	2,437
Net Investment Advisory Fees	$341,398
Portfolio Turnover Rate	40%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Industrials	18.7%
Financials	16.8%
Health Care	14.3%
Information Technology	13.2%
Consumer Discretionary	9.9%
Real Estate	7.0%
Materials	4.9%
Energy	4.4%
Consumer Staples	3.4%
Utilities	2.7%
Other*	4.0%
Short-Term Securities	8.6%
Liabilities in Excess of Other Assets	(7.9)
Ten largest holdings
Security(b)	Percent of Net Assets
iShares Russell 2000 ETF	0.8%
iShares Russell Mid-Cap ETF	0.5%
ATI, Inc.	0.4%
Carpenter Technology Corp.	0.3%
nVent Electric PLC	0.3%
F5, Inc.	0.3%
U.S. Foods Holding Corp.	0.3%
Tenet Healthcare Corp.	0.3%
Woodward, Inc.	0.3%
Packaging Corp. of America	0.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell Small/Mid-Cap Index Fund
Class K Shares | BSMKX
Annual Shareholder Report — July 31, 2026
BSMKX-07/26-AR

iShares Total U.S. Stock Market Index Fund

Institutional Shares | BITSX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Institutional Shares returned 19.53%.
  For the same period, the Russell 3000 Index returned 19.60%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	19.53%	11.80%	14.50%
Russell 3000 Index	19.60	11.82	14.56
Key Fund statistics
Net Assets	$4,757,213,750
Number of Portfolio Holdings	2,655
Net Investment Advisory Fees	$423,841
Portfolio Turnover Rate	11%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.2%
Financials	12.7%
Industrials	9.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.5%
Real Estate	2.3%
Utilities	2.1%
Other*	3.3%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Institutional Shares | BITSX
Annual Shareholder Report — July 31, 2026
BITSX-07/26-AR

iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$36	0.33%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Investor A Shares returned 19.26%.
  For the same period, the Russell 3000 Index returned 19.60%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	19.26%	11.53%	14.22%
Russell 3000 Index	19.60	11.82	14.56
Key Fund statistics
Net Assets	$4,757,213,750
Number of Portfolio Holdings	2,655
Net Investment Advisory Fees	$423,841
Portfolio Turnover Rate	11%
Average annual total returns reflect reductions for service fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.2%
Financials	12.7%
Industrials	9.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.5%
Real Estate	2.3%
Utilities	2.1%
Other*	3.3%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Investor A Shares | BASMX
Annual Shareholder Report — July 31, 2026
BASMX-07/26-AR

iShares Total U.S. Stock Market Index Fund

Class K Shares | BKTSX

Annual Shareholder Report — July 31, 2026

This annual shareholder report contains important information about iShares Total U.S. Stock Market Index Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$2	0.02%
How did the Fund perform last year ?
  For the reporting period ended July 31, 2026, the Fund’s Class K Shares returned 19.62%.
  For the same period, the Russell 3000 Index returned 19.60%.
U.S. equities continued their upward momentum during the third quarter of 2025, driven by strong corporate earnings and enthusiasm surrounding artificial intelligence ("AI"). Uncertainty persisted regarding U.S. trade policies, including reciprocal tariffs and negotiations with China. The Federal Open Market Committee ("FOMC") held rates steady in July before lowering the target range to 4.00% to 4.25% in September to support economic stability amid ongoing trade and inflation concerns.
U.S. equities finished the fourth quarter of 2025 in positive territory. Concerns over AI valuations and the sustainability of AI-related capital expenditures weighed on sentiment. In November, unemployment rose to 4.6% while inflation remained above the Federal Reserve's (“the Fed”) 2% target. The FOMC reduced rates by a combined 50 basis points in October and December, lowering the target range to 3.50% to 3.75%, while reiterating its data-driven approach to future policy decisions.
In the first quarter of 2026, U.S. equities finished in negative territory amid heightened economic and geopolitical uncertainty. Concerns regarding AI valuations, capital expenditures, labor market fluctuations, and escalating Middle East tensions weighed on sentiment and increased volatility. The U.S.-Iran conflict also raised inflation concerns as energy prices increased. The FOMC maintained rates at 3.50% to 3.75% in January and March following three consecutive rate cuts.
U.S. equities finished the second quarter of 2026 in positive territory, supported by strength in semiconductor and AI-related companies. However, concerns surrounding valuations, AI spending, and Middle East tensions continued to contribute to uncertainty. The FOMC maintained rates in April and June, citing solid economic activity, stable labor markets, and inflation above its 2% target. Updated economic projections signaled a more cautious outlook, reducing growth expectations and increasing inflation forecasts.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: August 1, 2016 through July 31, 2026
Initial investment of $10,000
 See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	19.62%	11.85%	14.55%
Russell 3000 Index	19.60	11.82	14.56
Key Fund statistics
Net Assets	$4,757,213,750
Number of Portfolio Holdings	2,655
Net Investment Advisory Fees	$423,841
Portfolio Turnover Rate	11%
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of July 31, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	33.2%
Financials	12.7%
Industrials	9.8%
Health Care	9.6%
Consumer Discretionary	9.3%
Communication Services	9.2%
Consumer Staples	4.4%
Energy	3.5%
Real Estate	2.3%
Utilities	2.1%
Other*	3.3%
Short-Term Securities	2.0%
Liabilities in Excess of Other Assets	(1.4)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Microsoft Corp.	4.7%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	2.8%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	1.6%
Berkshire Hathaway, Inc., Class B	1.3%
JPMorgan Chase & Co.	1.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Total U.S. Stock Market Index Fund
Class K Shares | BKTSX
Annual Shareholder Report — July 31, 2026
BKTSX-07/26-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty

Henry R. Keizer

Kenneth L. Urish

Claire A. Walton

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$23,129	$23,129	$0	$0	$0	$15,300	$0	$0
iShares Russell Small/Mid-Cap Index Fund	$23,129	$23,129	$0	$0	$0	$15,300	$0	$0
iShares Total U.S. Stock Market Index Fund	$23,129	$23,129	$0	$0	$0	$15,300	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC

( the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the Securities and Exchange Commission’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
iShares Russell Mid-Cap Index Fund	$0	$15,300
iShares Russell Small/Mid-Cap Index Fund	$0	$15,300
iShares Total U.S. Stock Market Index Fund	$0	$15,300

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5 – Audit Committee of Listed Registrant – Not Applicable

Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2026
2026 Annual Financial Statements and Additional Information

BlackRock FundsSM
• iShares Russell Mid-Cap Index Fund
• iShares Russell Small/Mid-Cap Index Fund
• iShares Total U.S. Stock Market Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.6%
AeroVironment, Inc.(a)	6,988	$ 1,043,798
ATI, Inc.(a)	25,098	4,704,369
Axon Enterprise, Inc.(a)	14,278	7,535,357
BWX Technologies, Inc.	17,078	2,881,059
Carpenter Technology Corp.	8,944	4,647,839
Curtiss-Wright Corp.	6,831	4,945,644
FTAI Aviation Ltd.	18,606	3,832,836
HEICO Corp.	7,816	2,785,310
HEICO Corp., Class A	13,825	3,556,896
Hexcel Corp.	13,843	1,425,137
Huntington Ingalls Industries, Inc.	7,186	2,345,870
Karman Holdings, Inc.(a)(b)	12,546	604,090
Kratos Defense & Security Solutions, Inc.(a)	33,926	1,580,952
L3Harris Technologies, Inc.	34,382	9,525,877
Leonardo DRS, Inc.	13,206	608,136
Loar Holdings, Inc.(a)(b)	8,081	553,144
Rocket Lab Corp.(a)	99,275	6,447,911
StandardAero, Inc.(a)	41,563	1,218,211
Textron, Inc.	31,787	2,710,160
Woodward, Inc.	11,015	3,973,661
		66,926,257
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	21,818	3,223,173
Expeditors International of Washington, Inc.	24,577	4,126,233
GXO Logistics, Inc.(a)	21,183	1,062,539
		8,411,945
Automobile Components — 0.3%
Aptiv PLC(a)	39,629	2,237,849
BorgWarner, Inc.	37,885	2,414,790
Gentex Corp.	38,916	909,078
Lear Corp.	9,243	1,207,505
QuantumScape Corp., Class A(a)(b)	91,844	479,426
		7,248,648
Automobiles — 0.5%
Ford Motor Co.	722,330	10,603,804
Rivian Automotive, Inc., Class A(a)	166,374	2,532,212
Thor Industries, Inc.	9,451	708,542
		13,844,558
Banks — 2.7%
Bank OZK	18,388	943,304
BOK Financial Corp.	3,964	560,074
Central BanCo, Inc.	3,405	111,684
Citizens Financial Group, Inc.	78,201	5,603,102
Columbia Banking System, Inc.	52,927	1,655,027
Commerce Bancshares, Inc.	24,831	1,471,733
Cullen/Frost Bankers, Inc.	10,827	1,800,963
East West Bancorp, Inc.	24,941	3,267,271
Fifth Third Bancorp	167,137	9,443,240
First Citizens BancShares, Inc., Class A	1,469	3,212,189
First Hawaiian, Inc.	22,038	612,436
First Horizon Corp.	87,902	2,253,807
FNB Corp.	65,967	1,246,776
Huntington Bancshares, Inc.	372,270	6,343,481
KeyCorp	172,029	3,886,135
M&T Bank Corp.	27,190	6,696,625
Pinnacle Financial Partners, Inc.	27,877	2,933,497
Popular, Inc.	11,719	2,053,286
Prosperity Bancshares, Inc.	21,111	1,580,581
Security	Shares	Value
Banks (continued)
Regions Financial Corp.	158,232	$ 4,897,280
Southstate Bank Corp.	18,039	1,895,719
TFS Financial Corp.	9,007	165,819
Webster Financial Corp.	29,574	2,283,704
Western Alliance Bancorp	19,755	1,590,080
Wintrust Financial Corp.	12,170	1,941,602
Zions Bancorp N.A.	26,608	1,854,578
		70,303,993
Beverages — 0.7%
Brown-Forman Corp., Class A	7,033	205,504
Brown-Forman Corp., Class B	25,793	741,033
Celsius Holdings, Inc.(a)	31,565	922,014
Coca-Cola Consolidated, Inc.	10,392	1,952,657
Constellation Brands, Inc., Class A	25,629	3,337,665
Keurig Dr. Pepper, Inc.	239,480	7,452,617
Molson Coors Beverage Co., Class B	28,612	1,189,115
Primo Brands Corp.	44,839	1,017,845
		16,818,450
Biotechnology(a) — 2.4%
Alnylam Pharmaceuticals, Inc.	24,640	5,064,013
Arrowhead Pharmaceuticals, Inc.	24,777	2,097,373
Ascendis Pharma A/S	9,133	2,227,630
Biogen, Inc.	27,279	5,536,273
BioMarin Pharmaceutical, Inc.	35,169	2,110,843
Bridgebio Pharma, Inc.	31,009	2,483,511
Caris Life Sciences, Inc.	22,614	354,361
Exelixis, Inc.	47,124	2,498,986
Halozyme Therapeutics, Inc.	21,545	1,778,324
Incyte Corp.	30,829	3,684,682
Insmed, Inc.	39,816	3,925,858
Ionis Pharmaceuticals, Inc.	30,154	1,561,073
Madrigal Pharmaceuticals, Inc.	3,285	1,535,146
Moderna, Inc.	67,564	3,703,859
Natera, Inc.	25,235	6,756,924
Neurocrine Biosciences, Inc.	18,159	3,028,921
Revolution Medicines, Inc.	35,363	6,631,623
Roivant Sciences Ltd.	89,750	3,043,423
Summit Therapeutics, Inc.	24,774	322,557
United Therapeutics Corp.	7,652	3,961,517
Viking Therapeutics, Inc.	20,757	658,827
		62,965,724
Broadline Retail — 0.7%
Coupang, Inc., Class A(a)	232,479	3,801,032
Dillard’s, Inc., Class A(b)	539	317,115
eBay, Inc.	82,131	9,363,755
Etsy, Inc.(a)	17,127	1,398,933
Macy’s, Inc.	48,617	1,206,674
Ollie’s Bargain Outlet Holdings, Inc.(a)	11,406	837,999
		16,925,508
Building Products — 1.0%
A.O. Smith Corp.	20,315	1,221,541
AAON, Inc.	12,497	1,112,983
Advanced Drainage Systems, Inc.	13,333	1,846,354
Allegion PLC	15,975	2,514,465
Armstrong World Industries, Inc.	7,823	1,366,365
Builders FirstSource, Inc.(a)	19,278	1,280,830
Carlisle Cos., Inc.	7,360	2,649,011
Fortune Brands Innovations, Inc.	21,470	1,057,612
Hayward Holdings, Inc.(a)(b)	38,149	577,194
Lennox International, Inc.	5,780	2,403,787

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Louisiana-Pacific Corp.	11,639	$ 843,013
Masco Corp.	37,560	2,684,789
Modine Manufacturing Co.(a)	9,534	1,916,906
Owens Corning	14,856	2,063,499
Simpson Manufacturing Co., Inc.	7,592	1,425,322
Trex Co., Inc.(a)	19,473	844,349
		25,808,020
Capital Markets — 4.4%
Affiliated Managers Group, Inc.	4,891	1,793,676
Ameriprise Financial, Inc.	16,764	9,150,462
Ares Management Corp., Class A	36,504	4,675,797
Blue Owl Capital, Inc., Class A	120,751	1,243,735
Bullish(a)(b)	5,680	123,767
Carlyle Group, Inc.	48,675	2,240,023
Cboe Global Markets, Inc.	19,215	5,961,069
Coinbase Global, Inc., Class A(a)(b)	40,620	5,941,081
Evercore, Inc., Class A	6,729	2,157,048
FactSet Research Systems, Inc.	6,765	1,780,548
Franklin Resources, Inc.	49,661	1,681,521
Freedom Holding Corp.(a)(b)	3,413	516,285
Galaxy Digital, Inc., Class A(a)	34,275	720,118
Hamilton Lane, Inc., Class A	6,978	620,414
Houlihan Lokey, Inc., Class A	9,997	1,254,524
Invesco Ltd.	66,999	1,983,170
Jefferies Financial Group, Inc.	27,808	1,518,317
Lazard, Inc.	16,176	685,539
LPL Financial Holdings, Inc.	14,841	5,249,262
MarketAxess Holdings, Inc.	6,133	995,386
Morningstar, Inc.	3,923	755,452
MSCI, Inc., Class A	13,001	7,439,692
Nasdaq, Inc.	82,600	7,780,094
Northern Trust Corp.	33,963	6,187,719
Raymond James Financial, Inc.	32,720	5,758,066
Robinhood Markets, Inc., Class A(a)	141,984	12,290,135
SEI Investments Co.	18,717	1,927,477
State Street Corp.	49,519	9,119,419
Stifel Financial Corp.	27,342	2,266,925
T. Rowe Price Group, Inc.	38,922	4,349,533
TPG, Inc., Class A	26,618	1,162,142
Tradeweb Markets, Inc., Class A	21,275	2,138,138
Virtu Financial, Inc., Class A	15,161	890,406
XP, Inc., Class A	70,680	1,205,801
		113,562,741
Chemicals — 1.9%
Albemarle Corp.	21,623	2,543,730
Axalta Coating Systems Ltd.(a)	39,870	1,427,745
Celanese Corp., Class A	20,853	932,546
CF Industries Holdings, Inc.	28,108	3,518,840
Corteva, Inc.	124,204	9,776,097
Dow, Inc.	133,865	4,054,771
DuPont de Nemours, Inc.	25,148	3,445,276
Eastman Chemical Co.	20,818	1,456,219
Element Solutions, Inc.	41,864	1,537,665
International Flavors & Fragrances, Inc.	47,557	3,767,466
LyondellBasell Industries NV, Class A	48,170	2,990,394
Mosaic Co.	58,262	1,288,755
NewMarket Corp.	1,163	988,736
Olin Corp.	19,951	369,293
PPG Industries, Inc.	41,352	4,570,223
RPM International, Inc.	23,147	2,478,349
Security	Shares	Value
Chemicals (continued)
Scotts Miracle-Gro Co.	8,165	$ 536,277
Solstice Advanced Materials, Inc.	29,187	1,756,182
Westlake Corp.	6,363	448,591
		47,887,155
Commercial Services & Supplies — 0.9%
Clean Harbors, Inc.(a)	9,313	2,913,852
Copart, Inc.(a)	163,623	4,764,702
GFL Environmental, Inc.	47,701	1,971,005
MSA Safety, Inc.	6,671	1,269,291
RB Global, Inc.	34,561	3,792,724
Rollins, Inc.	54,513	2,069,859
Tetra Tech, Inc.	47,995	1,591,514
Veralto Corp.	45,564	4,290,762
		22,663,709
Communications Equipment — 0.7%
Applied Optoelectronics, Inc.(a)	14,153	1,334,911
F5, Inc.(a)	10,500	4,226,985
Lumentum Holdings, Inc.(a)	13,132	9,375,460
Ubiquiti, Inc.	813	452,451
Viavi Solutions, Inc.(a)	42,416	1,567,271
		16,957,078
Construction & Engineering — 1.4%
AECOM	23,641	1,711,372
API Group Corp.(a)	71,201	2,825,256
Comfort Systems USA, Inc.	6,440	11,139,204
Dycom Industries, Inc.(a)	5,447	2,184,628
EMCOR Group, Inc.	8,179	6,522,180
Everus Construction Group, Inc.(a)	9,356	1,173,523
IES Holdings, Inc.(a)	1,597	1,189,030
MasTec, Inc.(a)	11,527	3,032,754
Primoris Services Corp.	9,854	831,776
Solv Energy, Inc., Class A(a)	7,093	201,654
Sterling Infrastructure, Inc.(a)	5,513	3,289,993
Valmont Industries, Inc.	3,518	1,694,621
WillScot Holdings Corp., Class A	32,726	794,587
		36,590,578
Construction Materials — 0.5%
Eagle Materials, Inc.	5,734	1,175,126
James Hardie Industries PLC(a)(b)	27,676	727,602
Martin Marietta Materials, Inc.	11,046	5,800,696
Vulcan Materials Co.	23,956	6,433,863
		14,137,287
Consumer Finance — 0.5%
Ally Financial, Inc.	50,744	2,198,737
Credit Acceptance Corp.(a)(b)	780	443,750
Figure Technology Solutions, Inc., Class A(a)	25,946	646,315
OneMain Holdings, Inc.	20,800	1,301,664
SLM Corp.	34,858	906,134
SoFi Technologies, Inc.(a)(b)	234,476	3,824,304
Synchrony Financial	61,694	4,675,788
		13,996,692
Consumer Staples Distribution & Retail — 1.6%
Albertsons Cos., Inc., Class A	61,306	709,923
BJ’s Wholesale Club Holdings, Inc.(a)	23,851	2,332,151
Casey’s General Stores, Inc.	6,823	5,942,833
Dollar General Corp.	40,755	5,177,923
Dollar Tree, Inc.(a)	34,390	4,374,752
Kroger Co.	103,186	5,957,959
Maplebear, Inc.(a)	30,093	1,342,148
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group Co.(a)	27,592	$ 3,156,249
Sprouts Farmers Market, Inc.(a)	17,394	1,516,061
Sysco Corp.	88,392	7,534,534
U.S. Foods Holding Corp.(a)	40,520	4,075,907
		42,120,440
Containers & Packaging — 1.1%
Amcor PLC	85,889	3,854,698
AptarGroup, Inc.	11,623	1,557,017
Avery Dennison Corp.	14,050	2,384,706
Ball Corp.	48,808	3,167,639
Crown Holdings, Inc.	20,633	2,431,599
Graphic Packaging Holding Co.	55,935	600,183
International Paper Co.	97,594	3,984,763
Packaging Corp. of America	16,132	3,965,891
Silgan Holdings, Inc.	16,503	659,790
Smurfit WestRock PLC	95,815	4,404,616
Sonoco Products Co.	18,391	1,036,517
		28,047,419
Distributors — 0.2%
Genuine Parts Co.	25,199	3,134,000
LKQ Corp.	46,709	1,048,617
Pool Corp.	5,928	1,100,889
		5,283,506
Diversified Consumer Services — 0.3%
ADT, Inc.	103,678	792,100
Bright Horizons Family Solutions, Inc.(a)	9,967	742,940
Duolingo, Inc., Class A(a)	6,928	933,964
Grand Canyon Education, Inc.(a)	4,982	724,084
H&R Block, Inc.	22,731	1,000,846
Liberty Live Holdings, Inc., Class A(a)	3,350	317,312
Liberty Live Holdings, Inc., Class C(a)	8,902	877,737
Service Corp. International	24,986	2,153,543
		7,542,526
Diversified REITs — 0.1%
WP Carey, Inc.	40,541	2,983,818
Diversified Telecommunication Services — 0.2%
AST SpaceMobile, Inc., Class A(a)(b)	47,828	2,820,895
Globalstar, Inc.(a)	9,447	787,691
Iridium Communications, Inc.	17,079	808,520
Liberty Global Ltd., Class A(a)	28,602	303,467
Liberty Global Ltd., Class C(a)	22,635	234,499
		4,955,072
Electric Utilities — 2.8%
Alliant Energy Corp.	47,403	3,355,184
Edison International	70,509	5,173,245
Entergy Corp.	84,547	9,098,948
Evergy, Inc.	42,845	3,556,563
Eversource Energy	69,660	4,986,959
Exelon Corp.	189,388	8,677,758
FirstEnergy Corp.	101,958	4,925,591
IDACORP, Inc.	10,155	1,451,251
NRG Energy, Inc.	37,711	5,064,210
OGE Energy Corp.	38,582	1,826,858
Oklo, Inc., Class A(a)(b)	25,779	1,000,999
PG&E Corp.	405,460	7,046,895
Pinnacle West Capital Corp.	22,218	2,243,796
Security	Shares	Value
Electric Utilities (continued)
PPL Corp.	139,470	$ 4,910,739
Xcel Energy, Inc.	115,388	9,023,342
		72,342,338
Electrical Equipment — 1.7%
Acuity, Inc.	5,572	1,829,789
AMETEK, Inc.	42,269	10,216,840
Forgent Power Solutions, Inc., Class A(a)	30,410	1,011,741
Generac Holdings, Inc.(a)	10,616	2,092,520
Hubbell, Inc.	9,820	4,640,441
Nextpower, Inc., Class A(a)	27,641	2,484,097
nVent Electric PLC	29,473	4,533,832
Powell Industries, Inc.	5,299	1,105,795
Regal Rexnord Corp.	12,166	2,496,828
Rockwell Automation, Inc.	20,762	9,967,421
Sensata Technologies Holding PLC	25,774	1,193,078
Vicor Corp.(a)	4,520	937,312
X-Energy, Inc.(a)(b)	7,731	126,093
		42,635,787
Electronic Equipment, Instruments & Components — 2.6%
Advanced Energy Industries, Inc.	6,922	2,004,057
Arrow Electronics, Inc.(a)	9,456	2,047,886
Avnet, Inc.	14,879	1,321,850
CDW Corp./DE	23,480	3,470,579
Cognex Corp.	30,830	2,011,349
Coherent Corp.(a)	32,728	8,603,864
Fabrinet(a)	6,675	2,906,362
Flex Ltd.(a)	67,678	7,698,373
Ingram Micro Holding Corp.	8,064	227,485
IPG Photonics Corp.(a)	4,541	386,258
Jabil, Inc.	19,294	6,078,575
Keysight Technologies, Inc.(a)	31,560	10,070,165
Littelfuse, Inc.	4,558	2,015,229
Ralliant Corp.	20,540	1,342,700
Sanmina Corp.(a)	9,307	1,727,007
TD SYNNEX Corp.	14,042	3,590,539
Teledyne Technologies, Inc.(a)	8,525	5,588,734
TTM Technologies, Inc.(a)	18,689	2,157,458
Vontier Corp.	26,441	849,549
Zebra Technologies Corp., Class A(a)	9,032	2,653,782
		66,751,801
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A	183,484	11,098,947
Halliburton Co.	154,261	4,974,917
NOV, Inc.	66,292	1,288,054
TechnipFMC PLC	72,463	5,192,699
Weatherford International PLC	13,041	1,144,869
		23,699,486
Entertainment — 1.9%
Electronic Arts, Inc.	46,281	9,712,531
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	4,475	401,900
Liberty Media Corp.-Liberty Formula One, Class C(a)	40,346	3,959,153
Live Nation Entertainment, Inc.(a)	29,608	5,155,641
Madison Square Garden Sports Corp., Class A(a)	2,945	1,159,388
ROBLOX Corp., Class A(a)	117,478	4,182,217
Roku, Inc., Class A(a)	23,948	3,472,699
Take-Two Interactive Software, Inc.(a)	33,847	8,222,113
TKO Group Holdings, Inc., Class A	11,349	2,063,362
Warner Bros Discovery, Inc., Class A(a)	444,628	11,693,716
		50,022,720

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services — 2.2%
Affirm Holdings, Inc., Class A(a)	51,376	$ 3,673,898
Block, Inc., Class A(a)	96,228	7,817,563
Chime Financial, Inc., Class A(a)	47,648	1,095,427
Corebridge Financial, Inc.	47,987	1,496,715
Corpay, Inc.(a)	11,835	4,522,272
Equitable Holdings, Inc.	50,438	2,403,371
Euronet Worldwide, Inc.(a)	6,793	484,545
Fidelity National Information Services, Inc.	96,125	4,303,516
Fiserv, Inc.(a)	98,277	5,301,061
Global Payments, Inc.	42,512	3,574,409
Jack Henry & Associates, Inc.	13,309	2,050,118
MGIC Investment Corp.	39,991	1,201,330
PayPal Holdings, Inc.	165,539	9,470,486
Rocket Cos., Inc., Class A(a)	177,697	2,292,291
Shift4 Payments, Inc., Class A(a)(b)	11,784	624,552
Toast, Inc., Class A(a)	87,417	2,820,947
UWM Holdings Corp., Class A	47,352	86,181
Voya Financial, Inc.	16,968	1,687,128
Western Union Co.	45,987	292,477
WEX, Inc.(a)	6,321	1,181,774
		56,380,061
Food Products — 1.6%
Archer-Daniels-Midland Co.	88,640	7,026,493
Bunge Global SA	24,354	2,587,125
Conagra Brands, Inc.	89,288	1,295,569
Darling Ingredients, Inc.(a)	28,936	1,754,679
Freshpet, Inc.(a)	8,876	528,477
General Mills, Inc.	99,148	3,544,541
Hershey Co.	27,114	4,746,306
Hormel Foods Corp.	54,353	1,359,368
Ingredion, Inc.	11,416	1,135,435
J.M. Smucker Co.	19,167	2,285,856
JBS NV, Class A	59,826	838,760
Kraft Heinz Co.	158,822	4,105,549
Lamb Weston Holdings, Inc.	24,143	1,268,715
McCormick & Co., Inc.	46,694	2,376,725
Pilgrim’s Pride Corp.	7,217	197,457
Post Holdings, Inc.(a)	8,525	779,270
Seaboard Corp.	45	198,597
Smithfield Foods, Inc.	7,818	203,581
The Campbell’s Co.(b)	36,372	799,457
Tyson Foods, Inc., Class A	50,498	2,926,864
		39,958,824
Gas Utilities — 0.3%
Atmos Energy Corp.	30,538	5,276,355
MDU Resources Group, Inc.	36,700	732,165
National Fuel Gas Co.	17,541	1,443,800
UGI Corp.	39,409	1,423,453
		8,875,773
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	2,942	404,348
Fedex Freight Holding Co., Inc.(a)	20,081	2,821,983
JB Hunt Transport Services, Inc.	13,798	3,749,606
Knight-Swift Transportation Holdings, Inc.	28,996	2,016,092
Landstar System, Inc.	6,237	1,090,040
Lyft, Inc., Class A(a)	69,560	1,103,222
Old Dominion Freight Line, Inc.	34,496	7,317,981
Ryder System, Inc.	7,009	1,797,248
Saia, Inc.(a)	4,893	1,700,954
Schneider National, Inc., Class B	9,440	337,386
Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co.(a)(b)	1,346	$ 95,445
U-Haul Holding Co., Series N	18,450	1,154,601
XPO, Inc.(a)	21,138	4,248,104
		27,837,010
Health Care Equipment & Supplies — 2.8%
Align Technology, Inc.(a)	12,270	2,075,593
Baxter International, Inc.(b)	94,237	2,465,240
Becton Dickinson & Co.	52,533	8,700,515
Cooper Cos., Inc.(a)	35,677	2,580,161
Dexcom, Inc.(a)	71,030	5,927,453
Edwards Lifesciences Corp.(a)	105,343	9,066,872
Envista Holdings Corp.(a)	29,692	810,889
GE HealthCare Technologies, Inc.(a)	84,118	5,721,706
Globus Medical, Inc., Class A(a)	20,561	1,620,001
IDEXX Laboratories, Inc.(a)	14,608	8,166,895
Insulet Corp.(a)	12,800	2,116,480
Medline, Inc., Class A(a)	83,560	3,282,237
Penumbra, Inc.(a)	6,984	2,243,191
ResMed, Inc.	26,907	5,676,839
Solventum Corp.(a)	27,099	2,315,339
STERIS PLC	17,958	4,101,607
Teleflex, Inc.	8,312	1,136,333
Zimmer Biomet Holdings, Inc.	35,756	3,358,561
		71,365,912
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	43,269	9,953,168
Cencora, Inc.	34,509	10,744,032
Centene Corp.(a)	91,258	5,678,073
Chemed Corp.	2,461	1,309,867
DaVita, Inc.(a)	6,348	1,524,091
Encompass Health Corp.	18,183	2,019,586
Ensign Group, Inc.	10,363	1,846,272
Guardant Health, Inc.(a)	23,348	3,782,143
Henry Schein, Inc.(a)	18,495	1,585,946
Humana, Inc.	22,196	8,076,237
Labcorp Holdings, Inc.	15,227	4,708,188
Molina Healthcare, Inc.(a)	9,440	1,846,653
Quest Diagnostics, Inc.	20,496	4,775,773
Tenet Healthcare Corp.(a)	15,783	4,021,193
Universal Health Services, Inc., Class B	9,314	1,568,850
		63,440,072
Health Care REITs — 0.8%
Alexandria Real Estate Equities, Inc.	31,680	1,629,936
American Healthcare REIT, Inc.	35,010	1,946,556
Healthcare Realty Trust, Inc., Class A	61,421	1,290,455
Healthpeak Properties, Inc.	129,466	2,826,243
Janus Living, Inc., Class A	8,496	256,664
Medical Properties Trust, Inc.	96,173	445,281
Omega Healthcare Investors, Inc.	54,650	2,766,930
Ventas, Inc.	89,516	8,370,641
		19,532,706
Health Care Technology(a) — 0.2%
Doximity, Inc., Class A	22,804	476,831
Veeva Systems, Inc., Class A	27,628	5,630,034
		6,106,865
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	124,496	3,128,584
Hotels, Restaurants & Leisure — 3.4%
Aramark	48,043	2,737,010
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	9,856	$ 838,351
Caesars Entertainment, Inc.(a)	36,665	1,090,784
Carnival Corp. Ltd.	235,899	6,560,351
Cava Group, Inc.(a)	18,415	1,201,210
Chipotle Mexican Grill, Inc.(a)	235,972	8,782,878
Choice Hotels International, Inc.(b)	5,194	579,079
Churchill Downs, Inc.	11,984	1,010,251
Darden Restaurants, Inc.	21,252	4,326,482
Domino’s Pizza, Inc.	5,604	1,947,054
DraftKings, Inc., Class A(a)(b)	87,453	2,053,396
Dutch Bros, Inc., Class A(a)(b)	22,466	1,478,937
Expedia Group, Inc.	21,119	6,224,614
Flutter Entertainment PLC(a)	25,978	2,713,922
Hyatt Hotels Corp., Class A	7,343	1,278,123
Las Vegas Sands Corp.	50,600	2,473,834
MGM Resorts International(a)	35,860	1,598,280
Norwegian Cruise Line Holdings Ltd.(a)	83,772	1,552,295
Planet Fitness, Inc., Class A(a)	14,650	819,082
Restaurant Brands International, Inc.	63,580	4,706,192
Royal Caribbean Cruises Ltd.	46,469	14,791,083
Texas Roadhouse, Inc.	12,059	2,477,401
Travel & Leisure Co.	11,218	852,792
Vail Resorts, Inc.	6,496	970,372
Viking Holdings Ltd.(a)	32,485	3,389,810
Wingstop, Inc.	5,117	662,600
Wyndham Hotels & Resorts, Inc.	13,635	1,020,716
Wynn Resorts Ltd.	14,124	1,402,654
Yum! Brands, Inc.	51,077	7,829,083
		87,368,636
Household Durables — 1.4%
D.R. Horton, Inc.	46,449	6,644,994
Garmin Ltd.	30,138	8,853,942
Lennar Corp., B Shares	1,870	150,909
Lennar Corp., Class A	37,498	3,087,960
Mohawk Industries, Inc.(a)	9,243	1,137,813
NVR, Inc.(a)	488	2,999,760
PulteGroup, Inc.	34,952	4,420,380
SharkNinja, Inc.(a)	15,354	2,483,817
Somnigroup International, Inc.	38,034	2,484,761
Toll Brothers, Inc.	17,289	2,522,292
Whirlpool Corp.	11,847	444,263
		35,230,891
Household Products — 0.5%
Church & Dwight Co., Inc.	43,960	4,343,688
Clorox Co.	22,182	2,119,046
Kimberly-Clark Corp.	61,050	6,673,375
Reynolds Consumer Products, Inc.	9,388	234,137
		13,370,246
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp.	130,592	1,917,091
Brookfield Renewable Corp.	24,501	817,108
Clearway Energy, Inc., Class C	22,368	709,737
Talen Energy Corp.(a)	8,265	2,761,336
Vistra Corp.	62,166	9,212,380
		15,417,652
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	51,668	728,002
EastGroup Properties, Inc.	9,784	2,044,954
First Industrial Realty Trust, Inc.	24,186	1,592,406
Security	Shares	Value
Industrial REITs (continued)
Lineage, Inc.	12,335	$ 522,634
Rexford Industrial Realty, Inc.	41,389	1,563,263
STAG Industrial, Inc.	35,096	1,342,773
		7,794,032
Insurance — 4.2%
Allstate Corp.	47,406	12,518,977
American Financial Group, Inc.	12,254	1,736,637
American International Group, Inc.	98,469	7,737,694
Arch Capital Group Ltd.(a)	64,271	6,461,164
Assurant, Inc.	8,878	2,478,649
Assured Guaranty Ltd.	7,521	622,137
Axis Capital Holdings Ltd.	12,898	1,358,417
Brighthouse Financial, Inc.(a)	10,554	653,398
Brown & Brown, Inc.	54,843	3,860,947
Cincinnati Financial Corp.	28,205	5,011,464
CNA Financial Corp.	3,835	201,223
Everest Group Ltd.	7,371	2,757,860
Fidelity National Financial, Inc., Class A	44,814	2,311,954
First American Financial Corp.	17,887	1,341,346
Globe Life, Inc.	14,468	2,636,793
Hanover Insurance Group, Inc.	6,415	1,492,322
Hartford Insurance Group, Inc.	50,655	7,188,451
Kinsale Capital Group, Inc.(b)	4,098	1,460,609
Lincoln National Corp.	27,746	1,265,495
Loews Corp.	31,111	3,609,187
Markel Group, Inc.(a)	2,294	4,318,088
Old Republic International Corp.	41,853	1,808,468
Primerica, Inc.	5,770	1,846,169
Principal Financial Group, Inc.	39,702	4,514,117
Prudential Financial, Inc.	64,298	7,849,500
Reinsurance Group of America, Inc.	12,218	2,893,833
RenaissanceRe Holdings Ltd.	8,045	2,574,239
RLI Corp.	15,256	934,277
Ryan Specialty Holdings, Inc., Class A	20,992	927,007
Unum Group	29,523	2,542,226
W.R. Berkley Corp.	42,322	3,070,038
White Mountains Insurance Group Ltd.(b)	432	906,219
Willis Towers Watson PLC	17,480	5,871,882
		106,760,787
Interactive Media & Services — 0.3%
Match Group, Inc.	43,196	1,702,354
People, Inc.(a)	11,515	478,679
Pinterest, Inc., Class A(a)	89,820	2,156,578
Reddit, Inc., Class A(a)	24,753	3,482,005
		7,819,616
IT Services — 2.9%
Akamai Technologies, Inc.(a)	26,437	3,045,014
Amdocs Ltd.	19,170	1,068,152
Applied Digital Corp.(a)	46,721	1,279,688
Cloudflare, Inc., Class A(a)	58,404	16,293,548
Cognizant Technology Solutions Corp., Class A	85,900	4,754,565
CoreWeave, Inc., Class A(a)	64,495	4,628,806
DigitalOcean Holdings, Inc.(a)	14,871	1,747,343
EPAM Systems, Inc.(a)	9,455	998,070
Gartner, Inc.(a)	12,843	1,939,550
GoDaddy, Inc., Class A(a)	24,620	2,037,059
Kyndryl Holdings, Inc.(a)	39,022	528,748
MongoDB, Inc., Class A(a)	14,460	4,879,961
Okta, Inc., Class A(a)	31,250	4,435,312

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Snowflake, Inc., Class A(a)	61,898	$ 18,153,446
Twilio, Inc., Class A(a)	27,369	5,401,272
VeriSign, Inc.	14,990	4,347,400
		75,537,934
Leisure Products — 0.2%
Brunswick Corp.	11,828	934,412
Hasbro, Inc.	25,799	2,423,558
Mattel, Inc.(a)	55,042	830,584
YETI Holdings, Inc.(a)	14,554	712,273
		4,900,827
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	52,197	7,222,499
Avantor, Inc.(a)	119,500	1,646,710
Bio-Rad Laboratories, Inc., Class A(a)	3,335	1,085,476
Bio-Techne Corp.	28,682	2,067,685
Bruker Corp.	20,339	1,278,103
Charles River Laboratories International, Inc.(a)(b)	8,992	2,090,730
Illumina, Inc.(a)	28,141	5,771,719
IQVIA Holdings, Inc.(a)	30,771	7,231,800
Medpace Holdings, Inc.(a)	4,232	2,442,330
Mettler-Toledo International, Inc.(a)	3,746	5,305,460
Qiagen NV	37,710	1,561,194
Repligen Corp.(a)	9,879	1,393,038
Revvity, Inc.(b)	20,664	2,325,113
Sotera Health Co.(a)	52,215	932,560
Tempus AI, Inc., Class A(a)(b)	19,715	864,897
Waters Corp.(a)	18,168	6,854,968
West Pharmaceutical Services, Inc.	12,868	4,387,473
		54,461,755
Machinery — 3.3%
AGCO Corp.	10,970	1,120,695
Allison Transmission Holdings, Inc.	15,236	1,745,131
CNH Industrial NV	160,912	1,649,348
Crane Co.	9,078	1,937,790
Donaldson Co., Inc.	21,159	1,994,024
Dover Corp.	24,684	5,050,840
Esab Corp.(b)	10,328	893,682
Flowserve Corp.	23,362	1,775,278
Fortive Corp.	56,373	3,337,845
Gates Industrial Corp. Ltd.(a)	46,104	1,289,990
Graco, Inc.	30,270	2,402,833
IDEX Corp.	13,681	3,152,786
Ingersoll Rand, Inc.	72,410	6,037,546
ITT, Inc.	16,354	3,205,057
Lincoln Electric Holdings, Inc.	9,770	2,552,999
Middleby Corp.(a)	8,511	1,136,899
Midera Food Processing, Inc.(a)	8,511	408,102
Mueller Industries, Inc.	39,806	2,643,516
Nordson Corp.	9,852	2,933,729
Oshkosh Corp.	11,705	1,666,909
Otis Worldwide Corp.	71,164	5,120,250
Pentair PLC	29,884	1,955,609
RBC Bearings, Inc.(a)	5,719	3,152,942
Snap-on, Inc.	9,422	3,866,883
SPX Technologies, Inc.(a)	8,921	1,959,230
Stanley Black & Decker, Inc.	28,496	2,695,152
Timken Co.	11,808	1,624,190
Security	Shares	Value
Machinery (continued)
Toro Co.	17,516	$ 1,609,195
Watts Water Technologies, Inc., Class A	4,997	1,727,913
Westinghouse Air Brake Technologies Corp.	31,181	9,069,306
Xylem, Inc.	43,845	5,128,550
		84,844,219
Marine Transportation — 0.0%
Kirby Corp.(a)	9,715	1,274,025
Media — 0.9%
Charter Communications, Inc., Class A(a)	14,360	2,081,913
EchoStar Corp., Class A(a)	25,195	2,118,647
Fox Corp., Class A	36,343	2,116,253
Fox Corp., Class B	26,503	1,376,566
Liberty Broadband Corp., Class A(a)	2,963	100,920
Liberty Broadband Corp., Class C(a)	20,990	714,500
New York Times Co., Class A	28,515	2,135,488
News Corp., Class A	69,307	1,910,101
News Corp., Class B	23,369	730,749
Nexstar Media Group, Inc., Class A	5,350	1,019,335
NIQ Global Intelligence PLC(a)	12,108	135,246
Omnicom Group, Inc.	52,550	4,135,685
Sirius XM Holdings, Inc.	33,139	981,577
Trade Desk, Inc., Class A(a)	77,749	1,402,592
Versant Media Group, Inc., Class A	25,907	932,393
		21,891,965
Metals & Mining — 1.6%
Alcoa Corp.	48,278	2,185,062
Almonty Industries, Inc.(a)	39,805	440,243
Anglogold Ashanti PLC	93,359	7,405,236
Aura Minerals, Inc.	7,446	406,328
Cleveland-Cliffs, Inc.(a)	103,813	1,195,926
Coeur Mining, Inc.	188,441	2,809,656
Hecla Mining Co.	115,980	1,637,638
MP Materials Corp., Class A(a)(b)	26,395	1,091,961
Nucor Corp.	40,814	10,501,034
Reliance, Inc.	9,412	3,822,213
Royal Gold, Inc.	15,555	3,085,334
Steel Dynamics, Inc.	24,933	6,264,666
		40,845,297
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.	210,144	2,240,135
Annaly Capital Management, Inc.	134,588	3,057,839
Rithm Capital Corp.	100,890	996,793
Starwood Property Trust, Inc.	64,123	1,024,686
		7,319,453
Multi-Utilities — 1.8%
Ameren Corp.	51,159	5,607,538
CenterPoint Energy, Inc.	121,163	5,093,693
CMS Energy Corp.	57,066	4,108,181
Consolidated Edison, Inc.	68,125	7,415,406
DTE Energy Co.	38,432	5,452,348
NiSource, Inc.	88,876	3,948,761
Public Service Enterprise Group, Inc.	92,249	7,073,653
WEC Energy Group, Inc.	60,241	6,591,570
		45,291,150
Office REITs — 0.2%
BXP, Inc.	29,054	2,037,267
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs (continued)
Cousins Properties, Inc.	30,435	$ 960,224
Kilroy Realty Corp.	21,678	841,540
Vornado Realty Trust	31,808	1,252,917
		5,091,948
Oil, Gas & Consumable Fuels — 5.3%
Antero Midstream Corp.	59,854	1,314,992
Antero Resources Corp.(a)	54,433	1,967,209
APA Corp.	64,673	2,413,596
Cheniere Energy, Inc.	38,681	10,195,151
Chord Energy Corp.	10,544	1,480,167
Devon Energy Corp.	208,311	9,401,075
Diamondback Energy, Inc.	35,397	7,183,821
DT Midstream, Inc.(a)	19,002	2,622,276
EQT Corp.	111,679	5,951,374
Expand Energy Corp.	42,290	3,976,529
HF Sinclair Corp.	28,468	2,603,968
Kinder Morgan, Inc.	359,382	11,564,913
Marathon Petroleum Corp.	54,371	17,206,790
Matador Resources Co.	21,389	1,067,097
Occidental Petroleum Corp.	134,014	7,648,179
ONEOK, Inc.	116,487	10,578,185
Ovintiv, Inc.	51,909	3,242,236
Permian Resources Corp., Class A	144,885	3,087,499
Phillips 66	74,094	15,684,218
Range Resources Corp.	42,769	1,716,748
Targa Resources Corp.	39,230	10,606,615
Texas Pacific Land Corp.	10,918	4,395,369
Viper Energy, Inc., Class A	34,733	1,549,439
		137,457,446
Passenger Airlines — 1.0%
Alaska Air Group, Inc.(a)	20,054	951,562
American Airlines Group, Inc.(a)	120,141	1,834,553
Delta Air Lines, Inc.	121,025	10,582,426
Southwest Airlines Co.	85,514	3,845,565
United Airlines Holdings, Inc.(a)	59,729	7,246,920
		24,461,026
Personal Care Products — 0.4%
elf Beauty, Inc.(a)	10,748	890,902
Estee Lauder Cos., Inc., Class A	45,879	3,849,248
Kenvue, Inc.	350,426	6,742,196
		11,482,346
Pharmaceuticals — 0.9%
Axsome Therapeutics, Inc.(a)	7,910	1,724,301
Corcept Therapeutics, Inc.(a)	17,392	1,991,210
Elanco Animal Health, Inc.(a)	90,633	2,389,992
Jazz Pharmaceuticals PLC(a)	11,144	2,817,872
Organon & Co.	47,351	641,606
Royalty Pharma PLC, Class A	76,761	4,485,145
Viatris, Inc.	216,112	3,794,927
Zoetis, Inc., Class A	77,873	6,018,804
		23,863,857
Professional Services — 1.7%
Amentum Holdings, Inc.(a)(b)	28,301	628,282
Booz Allen Hamilton Holding Corp., Class A	22,249	1,551,200
Broadridge Financial Solutions, Inc.	21,153	3,256,504
CACI International, Inc., Class A(a)	4,010	1,995,978
Equifax, Inc.	21,966	3,791,771
ExlService Holdings, Inc.(a)	28,150	955,130
FTI Consulting, Inc.(a)(b)	5,481	873,562
Security	Shares	Value
Professional Services (continued)
Genpact Ltd.	28,100	$ 988,277
Jacobs Solutions, Inc.	21,438	2,892,629
KBR, Inc.	23,466	859,090
Leidos Holdings, Inc.	23,127	2,673,481
Parsons Corp.(a)	9,214	407,351
Paychex, Inc.	59,492	6,951,045
Paycom Software, Inc.	7,512	1,231,668
Paylocity Holding Corp.(a)	8,030	1,107,297
Planet Labs PBC, Class A(a)	51,174	1,048,044
Robert Half, Inc.	18,615	703,647
Science Applications International Corp.	8,056	943,599
SS&C Technologies Holdings, Inc.	38,043	2,931,213
TransUnion	35,389	2,782,283
UL Solutions, Inc., Class A	14,079	1,290,200
Verisk Analytics, Inc.	24,270	4,729,009
		44,591,260
Real Estate Management & Development(a) — 0.6%
CBRE Group, Inc., Class A	53,958	7,921,574
CoStar Group, Inc.	74,203	2,134,078
Howard Hughes Holdings, Inc.	5,458	348,875
Jones Lang LaSalle, Inc.	8,536	3,030,536
Zillow Group, Inc., Class A	8,713	302,254
Zillow Group, Inc., Class C	29,842	1,016,419
		14,753,736
Residential REITs — 1.2%
American Homes 4 Rent, Class A	62,709	2,095,735
AvalonBay Communities, Inc.	25,660	4,762,753
Camden Property Trust	18,826	2,086,109
Equity LifeStyle Properties, Inc.	35,385	2,302,502
Equity Residential	69,136	4,594,087
Essex Property Trust, Inc.	11,731	3,333,246
Invitation Homes, Inc.	108,722	3,231,218
Mid-America Apartment Communities, Inc.	21,215	2,807,593
Sun Communities, Inc.	22,384	2,763,976
UDR, Inc.	59,976	2,288,684
		30,265,903
Retail REITs — 1.5%
Agree Realty Corp.	21,685	1,687,093
Brixmor Property Group, Inc.	55,903	1,761,503
Federal Realty Investment Trust	15,708	1,949,206
Kimco Realty Corp.	121,264	3,089,807
NNN REIT, Inc.	34,682	1,648,088
Realty Income Corp.	172,502	11,017,703
Regency Centers Corp.	34,058	2,734,517
Simon Property Group, Inc.	59,068	13,548,427
		37,436,344
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems, Inc.(a)	22,939	951,969
Amkor Technology, Inc.	22,870	1,140,527
Astera Labs, Inc.(a)	28,294	8,805,942
Cirrus Logic, Inc.(a)	9,396	1,215,373
Credo Technology Group Holding Ltd.(a)	30,218	6,254,824
Enphase Energy, Inc.(a)	23,649	887,783
Entegris, Inc.	27,882	3,319,352
First Solar, Inc.(a)	18,898	3,988,045
FormFactor, Inc.(a)	14,231	1,511,332
GLOBALFOUNDRIES, Inc.	23,135	1,156,519
Lattice Semiconductor Corp.(a)	24,983	3,104,637
MACOM Technology Solutions Holdings, Inc., Class H(a)	12,464	3,133,948

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Microchip Technology, Inc.	98,153	$ 7,291,786
MKS, Inc.	12,460	3,706,227
ON Semiconductor Corp.(a)	72,663	5,930,027
Onto Innovation, Inc.(a)	9,268	2,396,519
Qnity Electronics, Inc.	38,834	5,094,244
Qorvo, Inc.(a)	15,457	1,399,941
Rambus, Inc.(a)	19,719	1,795,021
Semtech Corp.(a)	17,000	2,002,940
SiTime Corp.(a)	4,076	2,181,475
Skyworks Solutions, Inc.	27,543	1,715,378
Teradyne, Inc.	28,944	10,642,419
Universal Display Corp.	8,162	654,266
		80,280,494
Software — 4.2%
Appfolio, Inc., Class A(a)	4,301	774,997
Atlassian Corp., Class A(a)	31,513	3,183,286
Aurora Innovation, Inc., Class A(a)	220,904	1,424,831
Autodesk, Inc.(a)	39,019	9,138,250
Bentley Systems, Inc., Class B	29,930	1,060,719
Bill Holdings, Inc.(a)	15,904	717,748
BitMine Immersion Technologies, Inc.	103,385	1,786,493
CCC Intelligent Solutions Holdings, Inc.(a)	106,219	646,874
Circle Internet Group, Inc., Class A(a)	32,804	2,053,858
Datadog, Inc., Class A(a)	60,704	16,266,851
Docusign, Inc.(a)	35,570	1,950,303
Dolby Laboratories, Inc., Class A	11,341	666,964
Dropbox, Inc., Class A(a)	32,400	1,054,944
Dynatrace, Inc.(a)	54,297	2,406,443
Elastic NV(a)	16,716	1,099,746
Fair Isaac Corp.(a)	4,173	4,686,154
Figma, Inc., Class A(a)	39,096	950,815
Gen Digital, Inc.	99,756	2,738,302
Gitlab, Inc., Class A(a)	26,151	902,471
Guidewire Software, Inc.(a)	15,534	2,360,236
HubSpot, Inc.(a)	9,261	2,198,191
IREN Ltd.(a)(b)	59,246	2,180,253
Klaviyo, Inc., Series A(a)	25,497	454,866
Manhattan Associates, Inc.(a)	10,806	2,067,836
Nutanix, Inc., Class A(a)	47,514	2,803,801
Pegasystems, Inc.	16,040	490,022
Procore Technologies, Inc.(a)	22,866	1,252,371
PTC, Inc.(a)	21,810	2,992,332
RingCentral, Inc., Class A	14,013	779,403
Roper Technologies, Inc.	18,898	7,407,449
Rubrik, Inc., Class A(a)	28,430	2,057,195
SailPoint, Inc.(a)(b)	10,500	176,085
Samsara, Inc., Class A(a)(b)	63,042	2,349,575
SentinelOne, Inc., Class A(a)	58,748	1,119,737
Terawulf, Inc.(a)(b)	66,306	1,170,964
Trimble, Inc.(a)	42,334	2,395,258
Tyler Technologies, Inc.(a)	7,807	2,417,047
UiPath, Inc., Class A(a)	73,423	936,877
Unity Software, Inc.(a)	66,124	2,096,792
Workday, Inc., Class A(a)	38,048	6,100,616
Zoom Communications, Inc., Class A(a)	49,329	4,739,037
Zscaler, Inc.(a)	19,500	2,948,400
		107,004,392
Specialized REITs — 2.1%
Crown Castle, Inc.	80,688	6,156,494
CubeSmart	41,491	1,720,217
Digital Realty Trust, Inc.	66,891	12,610,291
Security	Shares	Value
Specialized REITs (continued)
EPR Properties	14,165	$ 879,221
Extra Space Storage, Inc.	38,793	5,742,916
Fermi, Inc.(a)	37,655	214,257
Gaming and Leisure Properties, Inc.	49,906	2,235,290
Iron Mountain, Inc.	54,631	6,682,464
Lamar Advertising Co., Class A	15,686	2,509,133
Millrose Properties, Inc., Class A	28,487	797,066
Rayonier, Inc.	54,090	1,178,080
SBA Communications Corp.	19,602	3,547,570
VICI Properties, Inc.	201,003	5,296,429
Weyerhaeuser Co.	132,101	3,306,488
		52,875,916
Specialty Retail — 1.5%
AutoNation, Inc.(a)	4,798	1,019,095
Bath & Body Works, Inc.	35,821	720,718
Best Buy Co., Inc.	36,100	3,113,986
Burlington Stores, Inc.(a)	11,636	4,287,633
CarMax, Inc.(a)	25,687	1,470,838
Chewy, Inc., Class A(a)	43,001	971,823
Dick’s Sporting Goods, Inc.	11,586	2,269,813
Five Below, Inc.(a)	9,955	2,161,529
Floor & Decor Holdings, Inc., Class A(a)	19,553	1,125,666
GameStop Corp., Class A(a)(b)	75,690	1,643,987
Gap, Inc.	40,176	807,136
Lithia Motors, Inc., Class A	4,274	1,647,285
Murphy USA, Inc.	3,106	1,887,703
Penske Automotive Group, Inc.	3,210	697,565
Tractor Supply Co.	96,442	2,967,520
Ulta Beauty, Inc.(a)	8,035	4,120,589
Valvoline, Inc.(a)	24,038	923,300
Wayfair, Inc., Class A(a)	19,088	1,620,571
Williams-Sonoma, Inc.	21,656	4,951,861
		38,408,618
Technology Hardware, Storage & Peripherals — 1.3%
Everpure, Inc., Class A(a)	57,946	4,471,693
Hewlett Packard Enterprise Co.	244,744	11,723,238
HP, Inc.	169,673	4,626,983
IonQ, Inc.(a)(b)	67,312	2,452,849
NetApp, Inc.	36,402	6,497,757
Super Micro Computer, Inc.(a)	102,191	2,902,224
		32,674,744
Textiles, Apparel & Luxury Goods — 0.7%
Amer Sports, Inc.(a)	33,672	1,195,693
Birkenstock Holding PLC(a)(b)	8,930	345,770
Columbia Sportswear Co.	4,459	264,775
Crocs, Inc.(a)	9,136	1,169,499
Deckers Outdoor Corp.(a)	25,821	2,501,538
Lululemon Athletica, Inc.(a)	18,479	2,196,599
On Holding AG, Class A(a)	41,776	1,513,962
PVH Corp.(b)	8,327	721,618
Ralph Lauren Corp., Class A	6,866	2,611,414
Tapestry, Inc.	37,464	5,708,390
VF Corp.	66,034	945,607
		19,174,865
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	6,805	2,349,154
Core & Main, Inc., Class A(a)	34,374	1,511,425
Fastenal Co.	212,293	10,128,499
Ferguson Enterprises, Inc.	35,362	8,286,377
MSC Industrial Direct Co., Inc., Class A	8,309	1,025,331
QXO, Inc.(a)(b)	177,435	2,359,886
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Trading Companies & Distributors (continued)
SiteOne Landscape Supply, Inc.(a)	8,121	$ 766,947
Sunbelt Rentals Holdings, Inc.	75,937	5,461,389
United Rentals, Inc.	11,535	12,449,264
Watsco, Inc.	6,408	1,981,994
WESCO International, Inc.	8,929	3,067,022
WW Grainger, Inc.	8,030	11,099,227
		60,486,515
Water Utilities — 0.3%
American Water Works Co., Inc.	36,118	4,845,952
Essential Utilities, Inc.	51,943	2,069,929
		6,915,881
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA	17,723	1,692,192
Total Common Stocks — 98.8% (Cost: $1,654,003,577)		2,537,105,031
Investment Companies
Equity Funds — 0.7%
iShares Russell Mid-Cap ETF(c)	167,913	18,418,377
Total Investment Companies — 0.7% (Cost: $16,413,968)		18,418,377
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc.(d)	38,239	382
Total Rights — 0.0% (Cost: $383)		382
Total Long-Term Investments — 99.5% (Cost: $1,670,417,928)		2,555,523,790
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(e)(f)	41,379,096	$ 41,391,509
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(e)	12,943,896	12,943,896
Total Short-Term Securities — 2.1% (Cost: $54,333,077)		54,335,405
Total Investments — 101.6% (Cost: $1,724,751,005)		2,609,859,195
Liabilities in Excess of Other Assets — (1.6)%		(40,879,431)
Net Assets — 100.0%		$ 2,568,979,764

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 60,755,475	$ —	$ (19,363,044)(a)	$ (3,250)	$ 2,328	$ 41,391,509	41,379,096	$ 315,883 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	14,522,945	—	(1,579,049)(a)	—	—	12,943,896	12,943,896	579,451	—
iShares Russell Mid-Cap ETF	14,957,053	157,813,783	(156,759,082)	1,148,982	1,257,641	18,418,377	167,913	188,067	—
				$ 1,145,732	$ 1,259,969	$ 72,753,782		$ 1,083,401	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	6	09/18/26	$ 2,256	$ (3,378)
S&P Mid 400 E-Mini Index	30	09/18/26	11,319	(116,662)
				$ (120,040)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 120,040	$ —	$ —	$ —	$ 120,040

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,237,899	$ —	$ —	$ —	$ 3,237,899
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (2,487)	$ —	$ —	$ —	$ (2,487)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$12,757,212
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 66,926,257	$ —	$ —	$ 66,926,257
Air Freight & Logistics	8,411,945	—	—	8,411,945
Automobile Components	7,248,648	—	—	7,248,648
Automobiles	13,844,558	—	—	13,844,558
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 70,303,993	$ —	$ —	$ 70,303,993
Beverages	16,818,450	—	—	16,818,450
Biotechnology	62,965,724	—	—	62,965,724
Broadline Retail	16,925,508	—	—	16,925,508
Building Products	25,808,020	—	—	25,808,020
Capital Markets	112,842,623	720,118	—	113,562,741
Chemicals	47,887,155	—	—	47,887,155
Commercial Services & Supplies	22,663,709	—	—	22,663,709
Communications Equipment	16,957,078	—	—	16,957,078
Construction & Engineering	36,590,578	—	—	36,590,578
Construction Materials	14,137,287	—	—	14,137,287
Consumer Finance	13,996,692	—	—	13,996,692
Consumer Staples Distribution & Retail	42,120,440	—	—	42,120,440
Containers & Packaging	28,047,419	—	—	28,047,419
Distributors	5,283,506	—	—	5,283,506
Diversified Consumer Services	7,542,526	—	—	7,542,526
Diversified REITs	2,983,818	—	—	2,983,818
Diversified Telecommunication Services	4,955,072	—	—	4,955,072
Electric Utilities	72,342,338	—	—	72,342,338
Electrical Equipment	42,635,787	—	—	42,635,787
Electronic Equipment, Instruments & Components	66,751,801	—	—	66,751,801
Energy Equipment & Services	23,699,486	—	—	23,699,486
Entertainment	50,022,720	—	—	50,022,720
Financial Services	56,380,061	—	—	56,380,061
Food Products	39,958,824	—	—	39,958,824
Gas Utilities	8,875,773	—	—	8,875,773
Ground Transportation	27,837,010	—	—	27,837,010
Health Care Equipment & Supplies	71,365,912	—	—	71,365,912
Health Care Providers & Services	63,440,072	—	—	63,440,072
Health Care REITs	19,532,706	—	—	19,532,706
Health Care Technology	6,106,865	—	—	6,106,865
Hotel & Resort REITs	3,128,584	—	—	3,128,584
Hotels, Restaurants & Leisure	87,368,636	—	—	87,368,636
Household Durables	35,230,891	—	—	35,230,891
Household Products	13,370,246	—	—	13,370,246
Independent Power and Renewable Electricity Producers	15,417,652	—	—	15,417,652
Industrial REITs	7,794,032	—	—	7,794,032
Insurance	106,760,787	—	—	106,760,787
Interactive Media & Services	7,819,616	—	—	7,819,616
IT Services	75,537,934	—	—	75,537,934
Leisure Products	4,900,827	—	—	4,900,827
Life Sciences Tools & Services	54,461,755	—	—	54,461,755
Machinery	84,844,219	—	—	84,844,219
Marine Transportation	1,274,025	—	—	1,274,025
Media	21,891,965	—	—	21,891,965
Metals & Mining	40,845,297	—	—	40,845,297
Mortgage Real Estate Investment Trusts (REITs)	7,319,453	—	—	7,319,453
Multi-Utilities	45,291,150	—	—	45,291,150
Office REITs	5,091,948	—	—	5,091,948
Oil, Gas & Consumable Fuels	137,457,446	—	—	137,457,446
Passenger Airlines	24,461,026	—	—	24,461,026
Personal Care Products	11,482,346	—	—	11,482,346
Pharmaceuticals	23,863,857	—	—	23,863,857
Professional Services	44,591,260	—	—	44,591,260
Real Estate Management & Development	14,753,736	—	—	14,753,736
Residential REITs	30,265,903	—	—	30,265,903
Retail REITs	37,436,344	—	—	37,436,344
Semiconductors & Semiconductor Equipment	80,280,494	—	—	80,280,494
Software	107,004,392	—	—	107,004,392
Specialized REITs	52,875,916	—	—	52,875,916
Specialty Retail	38,408,618	—	—	38,408,618
Technology Hardware, Storage & Peripherals	32,674,744	—	—	32,674,744
Textiles, Apparel & Luxury Goods	19,174,865	—	—	19,174,865

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Trading Companies & Distributors	$ 60,486,515	$ —	$ —	$ 60,486,515
Water Utilities	6,915,881	—	—	6,915,881
Wireless Telecommunication Services	1,692,192	—	—	1,692,192
Investment Companies	18,418,377	—	—	18,418,377
Rights	—	—	382	382
Short-Term Securities
Money Market Funds	54,335,405	—	—	54,335,405
	$2,609,138,695	$720,118	$382	$2,609,859,195
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (120,040)	$ —	$ —	$ (120,040)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Schedule of Investments
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.7%
AAR Corp.(a)	7,031	$ 984,621
AeroVironment, Inc.(a)(b)	6,695	1,000,032
AerSale Corp.(a)	6,945	43,059
Aevex Corp., Class A(a)	3,145	52,301
AIRO Group Holdings, Inc.(a)(b)	673	4,536
Archer Aviation, Inc., Class A(a)(b)	119,841	556,062
Astronics Corp.(a)	5,658	393,174
ATI, Inc.(a)	24,179	4,532,112
Beta Technologies, Inc., Class A(a)(b)	5,846	110,665
BWX Technologies, Inc.	16,344	2,757,233
Cadre Holdings, Inc.	5,707	175,947
Carpenter Technology Corp.	8,619	4,478,950
Ducommun, Inc.(a)	2,418	432,870
Eve Holding, Inc., Class A(a)(b)	15,788	36,628
Firefly Aerospace, Inc.(a)(b)	14,077	286,185
Hexcel Corp.	13,379	1,377,368
Huntington Ingalls Industries, Inc.	7,001	2,285,476
Innovative Solutions and Support, Inc.(a)	2,596	47,481
Intuitive Machines, Inc., Class A(a)(b)	22,638	279,353
Karman Holdings, Inc.(a)(b)	12,402	597,156
Kratos Defense & Security Solutions, Inc.(a)	32,653	1,521,630
Leonardo DRS, Inc.	13,571	624,945
Loar Holdings, Inc.(a)(b)	7,897	540,550
Mercury Systems, Inc.(a)	9,966	967,699
Moog, Inc., Class A	4,985	1,943,402
National Presto Industries, Inc.	781	94,829
Park Aerospace Corp.	2,661	90,208
Red Cat Holdings, Inc.(a)(b)	20,504	154,395
Redwire Corp.(a)	34,735	299,416
Satellogic, Inc., Class A(a)(b)	16,161	57,856
Sidus Space, Inc., Class A(a)(b)	14,992	26,386
StandardAero, Inc.(a)(b)	41,108	1,204,876
Starfighters Space, Inc.(a)(b)	1,308	4,643
Swarmer, Inc.(a)(b)	25	919
TAT Technologies Ltd.(a)(b)	2,094	81,457
Textron, Inc.	30,755	2,622,171
V2X, Inc.(a)	5,182	467,624
Virgin Galactic Holdings, Inc., C Shares(a)	18,199	46,407
Voyager Technologies, Inc., Class A(a)(b)	9,266	227,295
VSE Corp.	4,934	959,120
Woodward, Inc.	10,585	3,818,539
York Space Systems, Inc.(a)(b)	3,719	54,781
		36,240,357
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	20,991	3,101,000
Forward Air Corp.(a)	3,450	48,473
GXO Logistics, Inc.(a)	20,603	1,033,446
Hub Group, Inc., Class A	10,333	480,795
Radiant Logistics, Inc.(a)	4,349	35,836
		4,699,550
Automobile Components — 0.9%
Adient PLC(a)	13,158	276,844
BorgWarner, Inc.	36,552	2,329,825
Cooper-Standard Holdings, Inc.(a)	2,603	76,710
Dana, Inc.	18,812	506,607
Dauch Corp.(a)	43,818	247,572
Dorman Products, Inc.(a)(b)	4,776	635,972
Fox Factory Holding Corp.(a)	6,411	115,398
Garrett Motion, Inc.	30,442	948,268
Security	Shares	Value
Automobile Components (continued)
Gentex Corp.	37,671	$ 879,995
Gentherm, Inc.(a)	5,792	235,039
Goodyear Tire & Rubber Co.(a)	50,689	352,289
Holley, Inc.(a)	12,453	33,250
LCI Industries	4,325	442,707
Lear Corp.	9,026	1,179,157
Motorcar Parts of America, Inc.(a)	2,875	38,525
Patrick Industries, Inc.	5,835	481,679
Phinia, Inc.	6,652	489,521
QuantumScape Corp., Class A(a)(b)	91,007	475,057
Solid Power, Inc., Class A(a)(b)	41,375	85,233
Standard Motor Products, Inc.	4,209	160,910
Stoneridge, Inc.(a)	5,830	40,285
Strattec Security Corp.(a)	570	50,097
Versigent PLC(a)	12,841	530,975
Visteon Corp.	4,771	498,760
XPEL, Inc.(a)	4,211	186,842
		11,297,517
Automobiles — 0.3%
Harley-Davidson, Inc.	17,095	419,511
Livewire Group, Inc.(a)(b)	6,820	12,344
Lucid Group, Inc.(a)(b)	22,508	166,109
Rivian Automotive, Inc., Class A(a)(b)	159,128	2,421,928
Thor Industries, Inc.	9,354	701,270
Winnebago Industries, Inc.	5,279	159,848
		3,881,010
Banks — 6.7%
1st Source Corp.	3,467	311,129
ACNB Corp.	2,164	139,534
Amalgamated Financial Corp.	3,871	191,150
Amerant Bancorp, Inc., Class A	7,168	212,173
Ameris Bancorp	11,312	986,520
Ames National Corp.	1,638	50,106
Arrow Financial Corp.	3,670	146,213
Associated Banc-Corp.	28,336	875,016
Atlantic Union Bankshares Corp.	25,265	1,071,994
Avidbank Holdings, Inc.(a)	1,963	64,013
Avidia Bancorp, Inc.	3,597	80,213
Axos Financial, Inc.(a)	9,215	934,493
Banc of California, Inc.	28,211	540,241
BancFirst Corp.	3,858	435,260
Bancorp, Inc.(a)	6,876	461,173
Bank First Corp.	1,779	271,724
Bank of Hawaii Corp.	6,022	481,158
Bank of Marin Bancorp	3,777	110,137
Bank of NT Butterfield & Son Ltd.	7,375	452,014
Bank OZK	17,198	882,257
Bank7 Corp.	680	34,190
BankUnited, Inc.	11,465	534,842
Bankwell Financial Group, Inc.	1,238	84,370
Banner Corp.	5,423	381,833
Bar Harbor Bankshares	3,666	145,577
BayCom Corp.	1,959	59,123
BCB Bancorp, Inc.	3,294	32,907
Beacon Financial Corp.	13,508	425,637
Blue Ridge Bankshares, Inc.	8,816	30,944
BOK Financial Corp.	3,297	465,833
Bridgewater Bancshares, Inc.(a)	3,178	65,085
Burke & Herbert Financial Services Corp.	3,070	224,878
Business First Bancshares, Inc.	6,807	216,599
BV Financial, Inc.(a)	1,325	27,216

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Byline Bancorp, Inc.	5,550	$ 217,949
C&F Financial Corp.	494	40,799
California BanCorp	4,636	98,747
Camden National Corp.	3,538	204,815
Capital Bancorp, Inc.	1,708	63,760
Capital City Bank Group, Inc.	2,262	117,330
Capitol Federal Financial, Inc.	18,425	162,877
Carter Bankshares, Inc.	3,597	124,384
Cathay General Bancorp	10,958	692,436
CB Financial Services, Inc.	694	25,421
Central BanCo, Inc.	3,698	121,294
Central Pacific Financial Corp.	3,588	141,367
CF Bankshares, Inc.	423	15,042
Chemung Financial Corp.	924	75,297
ChoiceOne Financial Services, Inc.	2,175	74,015
Citizens & Northern Corp.	2,788	70,787
Citizens Community Bancorp, Inc.	2,165	47,630
Citizens Financial Services, Inc.	691	53,566
City Holding Co.	2,499	362,630
Civista Bancshares, Inc.	4,009	116,502
CNB Financial Corp.	6,208	217,901
Coastal Financial Corp.(a)	2,179	89,317
CoastalSouth Bancshares, Inc.	1,501	40,932
Colony Bankcorp, Inc.	4,954	108,592
Columbia Banking System, Inc.	52,570	1,643,864
Columbia Financial, Inc.(a)(b)	46,627	504,038
Commerce Bancshares, Inc.	24,317	1,441,269
Commercial Bancgroup, Inc.	1,723	58,996
Community Bancorp/VT	986	39,884
Community Financial System, Inc.	8,684	562,810
Community Trust Bancorp, Inc.	3,190	250,256
Community West Bancshares	5,630	140,919
ConnectOne Bancorp, Inc.	9,650	317,871
Cullen/Frost Bankers, Inc.	10,567	1,757,715
Customers Bancorp, Inc.(a)	5,522	434,471
CVB Financial Corp.	29,420	658,125
Dime Commercial Bancshares, Inc.	6,363	259,356
Eagle Bancorp Montana, Inc.	2,349	55,037
Eagle Bancorp, Inc.	5,757	159,757
Eagle Financial Services, Inc.	376	15,247
East West Bancorp, Inc.	24,425	3,199,675
Eastern Bankshares, Inc.	36,915	847,568
Enterprise Financial Services Corp.	6,695	443,945
Equity Bancshares, Inc., Class A	3,465	175,606
Esquire Financial Holdings, Inc.	1,058	136,715
Farmers & Merchants Bancorp, Inc.	3,392	113,157
Farmers National Banc Corp.	12,959	205,530
FB Bancorp, Inc.(a)	2,613	40,384
FB Financial Corp.	8,167	493,123
Fidelity D&D Bancorp, Inc.	913	48,024
Financial Institutions, Inc.	4,135	171,437
Finwise Bancorp(a)	1,426	19,622
First Bancorp, Inc.	2,127	74,658
First BanCorp./Puerto Rico	25,443	736,066
First Bancorp/Southern Pines NC	7,239	455,116
First Bank	3,490	64,670
First Busey Corp.	15,354	473,824
First Business Financial Services, Inc.	1,197	84,041
First Capital, Inc.	426	26,957
First Commonwealth Financial Corp.	18,208	392,018
First Community Bankshares, Inc.	3,367	160,673
First Community Corp.	1,222	41,744
First Financial Bancorp	18,986	642,296
Security	Shares	Value
Banks (continued)
First Financial Bankshares, Inc.	23,671	$ 831,799
First Financial Corp.	2,633	212,088
First Hawaiian, Inc.	22,721	631,417
First Horizon Corp.	87,499	2,243,474
First Internet Bancorp	1,365	40,213
First Interstate BancSystem, Inc., Class A	15,943	606,153
First Merchants Corp.	12,510	539,681
First Mid Bancshares, Inc.	5,172	269,409
First National Corp.	1,084	34,417
First Northern Community Bancorp(a)	2,717	49,993
First United Corp.	991	43,743
First Western Financial, Inc.(a)	903	28,128
Firstsun Capital Bancorp(a)	4,417	170,850
Five Star Bancorp	2,808	132,510
Flagstar Bank N.A.	54,564	775,900
FNB Corp.	66,790	1,262,331
Franklin Financial Services Corp.	605	38,212
FS Bancorp, Inc.	1,168	50,119
Fulton Financial Corp.	31,866	775,300
FVCBankcorp, Inc.	1,981	36,827
GBank Financial Holdings, Inc.(a)(b)	1,439	29,960
German American Bancorp, Inc.	7,406	376,817
Glacier Bancorp, Inc.	23,584	1,162,455
Great Southern Bancorp, Inc.	1,318	105,849
Greene County Bancorp, Inc.	1,059	35,434
Hancock Whitney Corp.	15,076	1,160,852
Hanmi Financial Corp.	4,620	147,286
Hanover Bancorp, Inc.	466	12,230
Hawthorn Bancshares, Inc.	1,035	40,355
HBT Financial, Inc.	3,709	132,931
Heritage Financial Corp.	5,193	154,388
Hilltop Holdings, Inc.	7,366	290,515
Hingham Institution For Savings(b)	237	67,588
Home Bancorp, Inc.	1,568	111,861
Home BancShares, Inc.	33,495	1,040,690
HomeTrust Bancshares, Inc.	2,459	125,876
Hope Bancorp, Inc.	23,649	331,323
Horizon Bancorp, Inc.	11,376	232,639
Independent Bank Corp.	11,492	799,517
International Bancshares Corp.	9,796	749,786
Investar Holding Corp.	2,965	89,306
Isabella Bank Corp.	1,199	47,612
John Marshall Bancorp, Inc.	2,200	51,040
Kearny Financial Corp.	15,492	148,568
Lakeland Financial Corp.	3,825	239,636
Landmark Bancorp, Inc.	426	13,351
LCNB Corp.	2,534	50,199
Live Oak Bancshares, Inc.	7,146	305,849
MainStreet Bancshares, Inc.	550	12,683
Mechanics Bancorp, Class A	8,107	136,117
Mercantile Bank Corp.	3,515	211,181
Meridian Corp.	1,142	22,429
Metrocity Bankshares, Inc.	4,727	167,241
Metropolitan Bank Holding Corp.	2,084	192,728
Mid Penn Bancorp, Inc.	4,216	161,641
Midland States Bancorp, Inc.	3,020	101,683
MVB Financial Corp.	2,086	63,936
National Bank Holdings Corp., Class A	7,031	303,669
National Bankshares, Inc.	695	28,217
NB Bancorp, Inc.	7,141	164,314
NBT Bancorp, Inc.	9,168	482,695
Nicolet Bankshares, Inc.	3,527	602,835
Northeast Bank	1,368	169,865
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Northeast Community Bancorp, Inc.	2,015	$ 53,801
Northpointe Bancshares, Inc.	2,668	46,690
Northrim BanCorp, Inc.	3,600	95,436
Northwest Bancshares, Inc.	22,134	348,389
Norwood Financial Corp.	1,633	55,506
Oak Valley Bancorp	1,328	44,979
OceanFirst Financial Corp.	16,617	320,874
OFG Bancorp	6,847	361,932
Ohio Valley Banc Corp.	471	19,810
Old National Bancorp	61,499	1,638,333
Old Second Bancorp, Inc.	9,237	233,604
OP Bancorp	2,368	36,941
Orange County Bancorp, Inc.	2,064	78,948
Origin Bancorp, Inc.	5,265	288,153
Orrstown Financial Services, Inc.	3,483	148,829
Park National Corp.	3,001	624,658
Parke Bancorp, Inc.	2,376	81,140
Pathward Financial, Inc.	3,510	309,722
PCB Bancorp	2,030	56,576
Peapack-Gladstone Financial Corp.	2,651	121,893
Peoples Bancorp of North Carolina, Inc.	565	24,295
Peoples Bancorp, Inc.	7,253	302,160
Peoples Financial Services Corp.	1,954	137,483
Pinnacle Financial Partners, Inc.	26,560	2,794,909
Pioneer Bancorp, Inc.(a)	2,062	35,508
Plumas Bancorp	978	59,961
Ponce Financial Group, Inc.(a)	2,258	45,566
Popular, Inc.	11,436	2,003,702
Preferred Bank	621	64,857
Primis Financial Corp.	5,524	88,494
Princeton Bancorp, Inc.	1,181	48,704
Prosperity Bancshares, Inc.	20,911	1,565,607
Provident Financial Services, Inc.	19,256	475,238
QCR Holdings, Inc.	2,874	295,878
RBB Bancorp	3,188	84,068
Red River Bancshares, Inc.	743	74,709
Renasant Corp.	15,467	673,897
Republic Bancorp, Inc., Class A	1,406	139,953
Richmond Mutual BanCorp, Inc.	699	10,939
S&T Bancorp, Inc.	5,759	300,332
Seacoast Banking Corp. of Florida	17,411	604,858
ServisFirst Bancshares, Inc.	9,284	830,918
Shore Bancshares, Inc.	5,379	131,786
Sierra Bancorp	2,138	87,145
Simmons First National Corp., Class A	23,665	558,257
SmartFinancial, Inc.	3,338	174,911
South Plains Financial, Inc.	3,064	137,390
Southern First Bancshares, Inc.(a)	1,912	119,309
Southern Missouri Bancorp, Inc.	2,042	158,071
Southside Bancshares, Inc.	4,415	143,532
Southstate Bank Corp.	17,434	1,832,139
Sterling Bancorp, Inc.(a)(c)	2,210	—
Stock Yards Bancorp, Inc.	4,994	424,989
Texas Capital Bancshares, Inc.	7,831	774,094
TFS Financial Corp.	10,199	187,764
Third Coast Bancshares, Inc.(a)	3,041	133,317
Timberland Bancorp, Inc.	1,278	57,293
Tompkins Financial Corp.	2,612	260,782
Towne Bank	15,566	590,107
TriCo Bancshares	6,266	360,546
Triumph Financial, Inc.(a)(b)	4,011	304,555
TrustCo Bank Corp.	2,633	150,028
Security	Shares	Value
Banks (continued)
Trustmark Corp.	9,964	$ 472,792
UMB Financial Corp.	12,984	1,892,158
United Bankshares, Inc.	23,886	1,157,277
United Community Banks, Inc.	18,536	656,916
Unity Bancorp, Inc.	1,288	75,850
Univest Financial Corp.	6,006	265,705
USCB Financial Holdings, Inc., Class A	1,779	39,085
Valley National Bancorp	87,852	1,255,405
Virginia National Bankshares Corp.	903	41,353
WaFd, Inc.	12,135	446,204
Washington Trust Bancorp, Inc.	3,917	152,685
Webster Financial Corp.	29,047	2,243,009
WesBanco, Inc.	16,316	675,156
West BanCorp, Inc.	2,424	67,993
Westamerica BanCorp	3,948	237,472
Western Alliance Bancorp	19,167	1,542,752
Western New England Bancorp, Inc.	3,226	41,712
Wintrust Financial Corp.	11,983	1,911,768
WSFS Financial Corp.	9,309	746,582
Zions Bancorp N.A.	26,299	1,833,040
		89,672,296
Beverages — 0.5%
Boston Beer Co., Inc., Class A(a)	1,261	231,015
Brown-Forman Corp., Class A	5,366	156,794
Brown-Forman Corp., Class B	26,590	763,931
Celsius Holdings, Inc.(a)	30,498	890,847
Coca-Cola Consolidated, Inc.	10,127	1,902,863
MGP Ingredients, Inc.	2,152	38,090
Molson Coors Beverage Co., Class B	28,169	1,170,704
National Beverage Corp.	4,650	147,126
Primo Brands Corp.	43,654	990,946
Vita Coco Co., Inc.(a)	8,671	571,766
		6,864,082
Biotechnology(a) — 5.7%
4D Molecular Therapeutics, Inc.	5,875	59,808
Abeona Therapeutics, Inc.(b)	7,346	47,161
Absci Corp.(b)	24,778	192,773
ACADIA Pharmaceuticals, Inc.	22,469	581,273
Achieve Life Sciences, Inc.(b)	13,627	87,485
ADC Therapeutics SA	23,314	24,480
ADMA Biologics, Inc.	39,886	337,436
Agios Pharmaceuticals, Inc.	10,465	314,159
Akebia Therapeutics, Inc.	39,452	52,077
Aktis Oncology, Inc.(b)	3,540	78,128
Alector, Inc.	7,735	11,680
Alkermes PLC	29,213	1,431,145
Allogene Therapeutics, Inc.	47,322	88,965
Altimmune, Inc.	38,622	109,686
ALX Oncology Holdings, Inc.	22,757	44,149
AnaptysBio, Inc.	3,452	184,199
Anavex Life Sciences Corp.	13,159	36,187
Anika Therapeutics, Inc.	1,887	36,381
Annexon, Inc.	27,450	139,858
Apogee Therapeutics, Inc.	7,856	1,053,411
Arbutus Biopharma Corp.	31,307	135,872
Arcturus Therapeutics Holdings, Inc.(b)	3,681	21,203
Arcus Biosciences, Inc.	15,842	446,586
Arcutis Biotherapeutics, Inc.	20,225	543,243
Ardelyx, Inc.	43,146	213,573
ArriVent Biopharma, Inc.(b)	6,028	179,755
Arrowhead Pharmaceuticals, Inc.	24,004	2,031,939
ARS Pharmaceuticals, Inc.(b)	12,238	62,781

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Ascendis Pharma A/S	8,889	$ 2,168,116
Assembly Biosciences, Inc.	1,665	41,808
Atrium Therapeutics, Inc.	1,809	20,532
Aura Biosciences, Inc.(b)	6,875	48,194
Aurinia Pharmaceuticals, Inc.	20,239	301,156
Avalo Therapeutics, Inc.(b)	7,448	135,926
Beam Therapeutics, Inc.	17,567	448,310
Benitec Biopharma, Inc.	2,312	27,074
Bicara Therapeutics, Inc.(b)	7,833	212,274
BioCryst Pharmaceuticals, Inc.	41,032	368,467
Biohaven Ltd.	23,687	319,775
BioMarin Pharmaceutical, Inc.	34,166	2,050,643
Bridgebio Pharma, Inc.	30,267	2,424,084
Bright Minds Biosciences, Inc.	1,196	87,619
C4 Therapeutics, Inc.	18,149	63,159
Cabaletta Bio, Inc.(b)	19,980	53,546
CAMP4 Therapeutics Corp.(b)	9,186	31,692
Candel Therapeutics, Inc.(b)	11,265	112,763
Canton Strategic Holdings, Inc.	12,400	23,932
Capricor Therapeutics, Inc.(b)	9,500	36,575
CareDx, Inc.	8,346	364,804
Caribou Biosciences, Inc.	24,128	35,227
Caris Life Sciences, Inc.	22,599	354,126
Cartesian Therapeutics, Inc.(b)	1,749	13,642
Celcuity, Inc.	6,785	586,088
Celldex Therapeutics, Inc.	13,755	523,515
Century Therapeutics, Inc.	21,278	42,982
CG oncology, Inc.	13,030	927,606
Climb Bio, Inc.(b)	6,189	73,649
Cogent Biosciences, Inc.(b)	29,124	1,133,797
Coherus Oncology, Inc.(b)	22,239	31,357
Compass Therapeutics, Inc.	20,730	39,594
Corbus Pharmaceuticals Holdings, Inc.	4,734	42,464
Corvus Pharmaceuticals, Inc.	10,787	143,036
Crescent Biopharma, Inc.	3,763	54,451
CRISPR Therapeutics AG(b)	16,480	790,875
Cullinan Therapeutics, Inc.(b)	10,351	170,792
Cytokinetics, Inc.	23,105	1,782,089
CytomX Therapeutics, Inc.(b)	31,620	98,022
Damora Therapeutics, Inc.(b)	9,376	271,810
Denali Therapeutics, Inc.(b)	25,996	598,428
Design Therapeutics, Inc.	6,364	77,514
DiaMedica Therapeutics, Inc.(b)	3,449	21,867
Dianthus Therapeutics, Inc.(b)	8,355	893,317
Disc Medicine, Inc.	5,182	399,014
Dyne Therapeutics, Inc.(b)	26,389	664,475
Editas Medicine, Inc.	12,174	31,409
Eikon Therapeutics, Inc.(b)	4,212	38,793
Eledon Pharmaceuticals, Inc.(b)	10,548	35,652
Emergent BioSolutions, Inc.	8,380	60,504
Enanta Pharmaceuticals, Inc.	3,333	41,996
Entrada Therapeutics, Inc.	4,226	28,695
Erasca, Inc.	38,435	697,595
Evommune, Inc.(b)	1,717	19,316
Exelixis, Inc.	44,238	2,345,941
Fennec Pharmaceuticals, Inc.	3,090	29,571
First Tracks Biotherapeutics, Inc.	3,136	138,109
Foghorn Therapeutics, Inc.(b)	4,633	20,987
Forte Biosciences, Inc.	3,319	254,235
Galectin Therapeutics, Inc.(b)	4,684	13,911
Generate Biomedicines, Inc.	4,397	61,558
Geron Corp.	89,946	116,030
GRAIL, Inc.(b)	7,309	501,105
Security	Shares	Value
Biotechnology (continued)
Greenwich Lifesciences, Inc.(b)	1,301	$ 17,564
Gyre Therapeutics, Inc.(b)	1,694	9,741
Halozyme Therapeutics, Inc.(b)	20,955	1,729,626
Heron Therapeutics, Inc.(b)	20,897	10,369
Hyperliquid Strategies, Inc.	22,841	141,843
Ideaya Biosciences, Inc.	15,019	533,175
Immix Biopharma, Inc.(b)	7,122	59,255
Immuneering Corp., Class A(b)	9,532	39,367
ImmunityBio, Inc.(b)	68,447	490,765
Immunome, Inc.	18,600	423,336
Immunovant, Inc.	15,013	579,802
Inhibikase Therapeutics, Inc.	27,096	59,069
Inhibrx Biosciences, Inc.(b)	1,443	118,398
Intellia Therapeutics, Inc.(b)	23,935	255,626
Invivyd, Inc.(b)	42,855	22,927
Ionis Pharmaceuticals, Inc.	29,227	1,513,082
Iovance Biotherapeutics, Inc.(b)	70,307	286,149
Ironwood Pharmaceuticals, Inc., Class A	28,832	121,959
Jade Biosciences, Inc.(b)	6,289	124,208
Janux Therapeutics, Inc.	6,062	91,961
Kailera Therapeutics, Inc.	8,036	136,130
Karyopharm Therapeutics, Inc.(b)	4,151	7,970
Keros Therapeutics, Inc.	1,376	13,856
Kiniksa Pharmaceuticals International PLC(b)	7,370	547,886
Kodiak Sciences, Inc.(b)	7,028	292,224
Korro Bio, Inc.(b)	1,629	16,893
Krystal Biotech, Inc.	4,588	1,565,059
Kura Oncology, Inc.	15,179	136,763
Kymera Therapeutics, Inc.	10,940	1,131,196
Kyverna Therapeutics, Inc.	7,476	54,575
Larimar Therapeutics, Inc.(b)	15,942	60,898
Lexeo Therapeutics, Inc.	10,284	42,473
Lineage Cell Therapeutics, Inc.	32,042	34,605
Lyell Immunopharma, Inc.	296	3,830
MacroGenics, Inc.(b)	11,003	40,601
Madrigal Pharmaceuticals, Inc.	3,202	1,496,359
MannKind Corp.(b)	53,895	210,729
MapLight Therapeutics, Inc.	1,888	24,582
MeiraGTx Holdings PLC	10,517	123,995
MiMedx Group, Inc.	18,447	76,186
Mineralys Therapeutics, Inc.	10,222	260,865
Minerva Neurosciences, Inc.	9,207	36,644
Mirum Pharmaceuticals, Inc.(b)	8,357	885,424
Monopar Therapeutics, Inc.	593	64,252
Monte Rosa Therapeutics, Inc.(b)	13,089	216,230
Myriad Genetics, Inc.	14,428	41,264
Neurocrine Biosciences, Inc.	17,645	2,943,186
Neurogene, Inc.(b)	1,645	54,104
Nkarta, Inc.	5,860	12,247
Novavax, Inc.(b)	26,615	194,822
Nurix Therapeutics, Inc.	16,256	377,302
Nuvectis Pharma, Inc.(b)	2,341	50,378
Ocugen, Inc.(b)	60,403	74,296
Olema Pharmaceuticals, Inc.(b)	12,186	139,530
Opus Genetics, Inc.(b)	9,817	36,421
Organogenesis Holdings, Inc., Class A	10,612	25,150
ORIC Pharmaceuticals, Inc.	13,725	151,936
Oruka Therapeutics, Inc.	8,889	857,877
Ovid therapeutics, Inc.	26,476	58,777
Palisade Bio, Inc.(b)	25,851	48,988
Palvella Therapeutics, Inc.	1,937	269,320
Perspective Therapeutics, Inc.(b)	21,124	61,471
Praxis Precision Medicines, Inc.(b)	4,388	1,350,758
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Precigen, Inc.(b)	30,903	$ 193,762
Precision BioSciences, Inc.	5,763	40,283
Prelude Therapeutics, Inc.	916	4,214
Prime Medicine, Inc.	17,439	50,922
ProKidney Corp.(b)	22,251	34,267
Protagonist Therapeutics, Inc.	10,746	1,468,333
Protalix BioTherapeutics, Inc.	12,426	29,450
Protara Therapeutics, Inc.(b)	10,298	40,368
Prothena Corp. PLC	5,972	48,493
PTC Therapeutics, Inc.	14,606	993,354
Puma Biotechnology, Inc.	5,439	43,131
Recursion Pharmaceuticals, Inc., Class A(b)	91,053	273,159
REGENXBIO, Inc.	7,263	70,378
Relay Therapeutics, Inc.	28,641	539,310
Replimune Group, Inc.(b)	14,131	158,267
Rezolute, Inc.	13,505	63,744
Rhythm Pharmaceuticals, Inc.	9,751	967,787
Rigel Pharmaceuticals, Inc.	2,702	99,461
Rocket Pharmaceuticals, Inc.	12,490	38,844
Roivant Sciences Ltd.	87,725	2,974,755
SAB Biotherapeutics, Inc.	10,350	36,950
Sagimet Biosciences, Inc., Series A, Class A	10,422	74,100
Sana Biotechnology, Inc.(b)	26,839	84,006
Sarepta Therapeutics, Inc.	18,263	271,388
Savara, Inc.	27,190	148,457
Scholar Rock Holding Corp.	19,737	933,461
SELLAS Life Sciences Group, Inc.(b)	33,315	333,483
Shattuck Labs, Inc.	10,756	76,045
Sionna Therapeutics, Inc.(b)	2,774	130,739
Solid Biosciences, Inc.	14,790	119,207
Spruce Biosciences, Inc.	768	32,893
Spyre Therapeutics, Inc.	13,028	1,281,043
Stoke Therapeutics, Inc.(b)	9,723	280,606
Summit Therapeutics, Inc.	24,460	318,469
Surrozen, Inc.	1,611	35,780
Sutro Biopharma, Inc.	2,781	67,217
Syndax Pharmaceuticals, Inc.	15,566	296,532
Tango Therapeutics, Inc.	24,903	676,864
Taysha Gene Therapies, Inc.(b)	42,475	248,904
Tectonic Therapeutic, Inc.(b)	1,775	49,753
Tenax Therapeutics, Inc.	4,364	59,787
TG Therapeutics, Inc.	24,950	1,298,148
Tonix Pharmaceuticals Holding Corp.(b)	1,037	10,380
Travere Therapeutics, Inc.	15,826	884,515
TriSalus Life Sciences, Inc.(b)	4,408	20,012
Twist Bioscience Corp.(b)	10,986	1,005,768
Tyra Biosciences, Inc.(b)	6,464	206,072
Ultragenyx Pharmaceutical, Inc.	17,105	426,086
Unicycive Therapeutics, Inc.(b)	4,994	25,020
Upstream Bio, Inc.	5,366	33,859
UroGen Pharma Ltd.	6,726	257,202
Vanda Pharmaceuticals, Inc.	9,557	48,741
Vaxcyte, Inc.	22,987	1,243,137
Vera Therapeutics, Inc., Class A	11,278	362,024
Veracyte, Inc.	14,311	662,886
Verastem, Inc.	12,757	73,991
Vericel Corp.	8,734	401,415
Viking Therapeutics, Inc.	20,481	650,067
Vir Biotechnology, Inc.	21,855	189,264
Viridian Therapeutics, Inc.	14,896	281,832
Vor BioPharma, Inc.(b)	7,196	152,195
Voyager Therapeutics, Inc.	6,114	18,525
Security	Shares	Value
Biotechnology (continued)
Whitehawk Therapeutics, Inc.(b)	9,165	$ 35,285
X4 Pharmaceuticals, Inc.(b)	14,446	57,495
Xencor, Inc.	13,433	271,481
Xenon Pharmaceuticals, Inc.	17,077	1,070,216
Z Squared, Inc.(b)	7,897	37,985
Zenas Biopharma, Inc.(b)	4,530	142,423
Zentalis Pharmaceuticals, Inc.	10,884	51,590
Zura Bio Ltd., Class A	10,221	55,500
Zymeworks, Inc.	8,494	186,358
		76,794,698
Broadline Retail — 0.3%
Dillard’s, Inc., Class A(b)	582	342,414
Etsy, Inc.(a)	16,779	1,370,509
Groupon, Inc.(a)(b)	3,702	102,101
Kohl’s Corp.	19,534	373,881
Macy’s, Inc.	47,749	1,185,130
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	10,952	804,643
Pattern Group, Inc., Class A(a)	5,833	134,276
Savers Value Village, Inc.(a)(b)	6,313	64,771
		4,377,725
Building Products — 1.8%
A.O. Smith Corp.	20,177	1,213,243
AAON, Inc.	12,027	1,071,126
Advanced Drainage Systems, Inc.	13,039	1,805,641
Allegion PLC	15,033	2,366,194
Apogee Enterprises, Inc.	3,339	132,224
Armstrong World Industries, Inc.	7,526	1,314,491
AZZ, Inc.	5,322	770,200
Builders FirstSource, Inc.(a)	18,618	1,236,980
CSW Industrials, Inc.	2,868	914,691
Fortune Brands Innovations, Inc.	20,802	1,024,706
Gibraltar Industries, Inc.(a)	5,549	234,501
Griffon Corp.	6,977	601,208
Hayward Holdings, Inc.(a)	39,131	592,052
Insteel Industries, Inc.	2,821	86,464
Janus International Group, Inc.(a)	21,117	108,330
Louisiana-Pacific Corp.	11,514	833,959
Masterbrand, Inc.(a)	36,895	304,384
Modine Manufacturing Co.(a)	9,263	1,862,419
Owens Corning	14,279	1,983,353
Quanex Building Products Corp.	7,094	126,557
Resideo Technologies, Inc.(a)	23,979	822,480
Simpson Manufacturing Co., Inc.	7,344	1,378,763
Tecnoglass Holdings, Inc.(b)	4,359	189,355
Trex Co., Inc.(a)	18,773	813,997
UFP Industries, Inc.	10,184	883,360
Zurn Elkay Water Solutions Corp.	26,439	1,335,434
		24,006,112
Capital Markets — 2.7%
Acadian Asset Management, Inc.	5,075	438,937
Affiliated Managers Group, Inc.	4,568	1,675,223
AlTi Global, Inc., Class A(a)(b)	7,870	28,332
Artisan Partners Asset Management, Inc., Class A	11,121	436,388
Bakkt, Inc., Class A(a)	6,995	50,154
BGC Group, Inc., Class A	67,155	773,626
BRC Group Holdings, Inc.(a)(b)	5,063	36,251
Bullish(a)(b)	3,911	85,221
Carlyle Group, Inc.	47,900	2,204,358
Chaince Digital Holdings, Inc., ADR(a)(b)	15,056	42,006
Cohen & Steers, Inc.	5,132	422,210
DigitalBridge Group, Inc., Class A	32,217	511,284

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Donnelley Financial Solutions, Inc.(a)	4,096	$ 193,741
Evercore, Inc., Class A	6,586	2,111,208
FactSet Research Systems, Inc.	6,432	1,692,902
Franklin Resources, Inc.	48,623	1,646,375
Freedom Holding Corp.(a)(b)	3,255	492,384
Galaxy Digital, Inc., Class A(a)	33,452	702,827
GCM Grosvenor, Inc., Class A	11,061	138,041
Gemini Space Station, Inc., Class A(a)(b)	9,041	35,260
Hamilton Lane, Inc., Class A	7,351	653,577
Houlihan Lokey, Inc., Class A	9,924	1,245,363
Innventure, Inc.(a)(b)	12,384	39,877
Invesco Ltd.	65,412	1,936,195
Jefferies Financial Group, Inc.	26,892	1,468,303
Lazard, Inc.	16,438	696,642
Marex Group Ltd.	11,070	718,664
MarketAxess Holdings, Inc.	5,603	909,367
MarketWise, Inc., Class A	640	12,608
Miami International Holdings, Inc.(a)	13,631	641,202
Moelis & Co., Class A	5,617	376,788
Morningstar, Inc.	3,392	653,197
Patria Investments Ltd., Class A	13,672	147,931
Perella Weinberg Partners, Class A	12,141	214,289
Piper Sandler Cos.	12,517	948,789
PJT Partners, Inc., Class A	4,501	757,563
Ridgepost Capital, Inc., Class A	12,408	106,957
SEI Investments Co.	18,029	1,856,626
Silvercrest Asset Management Group, Inc., Class A	2,576	26,481
StepStone Group, Inc., Class A	12,710	557,461
Stifel Financial Corp.	27,022	2,240,394
StoneX Group, Inc.(a)	18,895	1,446,790
TPG, Inc., Class A	26,671	1,164,456
Value Line, Inc.	72	2,462
Victory Capital Holdings, Inc., Class A	7,724	764,908
Virtu Financial, Inc., Class A	14,917	876,075
Virtus Investment Partners, Inc.	1,308	208,430
Wealthfront Corp.(a)(b)	6,748	64,039
Webull Corp., Class A(a)	60,087	424,214
Westwood Holdings Group, Inc.	1,819	34,870
WisdomTree, Inc.	24,112	467,049
XP, Inc., Class A	70,635	1,205,033
		36,583,328
Chemicals — 1.7%
AdvanSix, Inc.	4,085	81,945
Albemarle Corp.	21,082	2,480,086
Alto Ingredients, Inc.(a)(b)	13,580	64,641
Ashland, Inc.	8,142	591,191
ASP Isotopes, Inc.(a)(b)	20,028	80,112
Aspen Aerogels, Inc.(a)	9,731	45,054
Avient Corp.	16,991	617,113
Axalta Coating Systems Ltd.(a)	37,490	1,342,517
Balchem Corp.	5,707	956,236
Cabot Corp.	9,188	808,728
Celanese Corp., Class A	19,481	871,190
Chemours Co.	27,401	455,131
Core Molding Technologies, Inc.(a)	706	16,633
Eastman Chemical Co.	20,393	1,426,490
Ecovyst, Inc.(a)	19,307	232,842
Element Solutions, Inc.	40,860	1,500,788
Flotek Industries, Inc.(a)(b)	2,355	55,437
FMC Corp.	22,141	237,130
Hawkins, Inc.	3,457	442,600
Security	Shares	Value
Chemicals (continued)
HB Fuller Co.	9,916	$ 548,355
Huntsman Corp.	29,958	292,390
Ingevity Corp.(a)	6,407	468,416
Innospec, Inc.	4,617	396,970
Intrepid Potash, Inc.(a)	1,632	55,423
Koppers Holdings, Inc.	3,134	153,629
Kronos Worldwide, Inc.	3,945	23,749
LSB Industries, Inc.(a)	8,673	94,362
Mativ Holdings, Inc.	8,107	70,774
Minerals Technologies, Inc.	5,613	427,935
Mosaic Co.	57,487	1,271,612
NewMarket Corp.	1,057	898,619
Olin Corp.	21,181	392,060
Orion SA	8,810	59,467
Perimeter Solutions, Inc.(a)	26,493	810,951
PureCycle Technologies, Inc.(a)(b)	26,031	165,817
Quaker Chemical Corp.	2,482	398,411
Rayonier Advanced Materials, Inc.(a)	9,905	88,650
RPM International, Inc.	22,440	2,402,651
Scotts Miracle-Gro Co.	8,226	540,284
Sensient Technologies Corp.	7,492	926,536
Stepan Co.	3,921	251,493
Trinseo PLC	5,586	9
Tronox Holdings PLC	22,725	132,714
Valhi, Inc.	773	10,389
		23,187,530
Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	10,924	523,369
ACCO Brands Corp.	21,692	91,540
ACV Auctions, Inc., Class A(a)	31,619	236,826
BrightView Holdings, Inc.(a)	12,999	169,507
Brink’s Co.	7,426	879,610
Casella Waste Systems, Inc., Class A(a)	11,079	993,897
Cimpress PLC(a)	2,829	279,222
Civeo Corp.(a)	2,028	63,902
Clean Harbors, Inc.(a)	8,996	2,814,669
CompX International, Inc., Class A	59	1,670
CoreCivic, Inc.(a)	16,718	499,868
Deluxe Corp.	8,338	215,704
Ennis, Inc.	5,483	119,529
Enviri Corp.(a)	4,007	88,875
GEO Group, Inc.(a)	22,454	693,604
GFL Environmental, Inc.	46,496	1,921,215
Healthcare Services Group, Inc.(a)	11,471	267,274
HNI Corp.	12,721	572,572
Interface, Inc., Class A	10,321	353,598
Liquidity Services, Inc.(a)	4,663	181,764
MillerKnoll, Inc.	11,326	255,062
MSA Safety, Inc.	6,520	1,240,560
NLI Holdings, Inc.	1,499	8,604
Onterris, Inc.(a)	4,905	102,956
OPENLANE, Inc.(a)	18,863	749,993
Perma-Fix Environmental Services, Inc.(a)(b)	2,512	41,699
Pitney Bowes, Inc.	6,342	111,175
Quad/Graphics, Inc., Class A	5,703	59,254
Tetra Tech, Inc.	46,440	1,539,951
UniFirst Corp.	2,611	764,971
Vestis Corp.(a)	16,625	240,398
		16,082,838
Communications Equipment — 0.9%
ADTRAN Holdings, Inc.(a)	14,795	125,905
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
Applied Optoelectronics, Inc.(a)(b)	13,688	$ 1,291,052
Aviat Networks, Inc.(a)	1,545	31,642
BK Technologies Corp.(a)(b)	248	19,840
Calix, Inc.(a)	10,406	373,575
Clearfield, Inc.(a)	1,869	56,556
Digi International, Inc.(a)	6,686	466,148
Extreme Networks, Inc.(a)	22,592	680,923
F5, Inc.(a)(b)	10,086	4,060,321
Harmonic, Inc.(a)	19,758	228,205
Inseego Corp.(a)(b)	1,724	12,120
Lantronix, Inc.(a)	6,733	36,224
NETGEAR, Inc.(a)	4,366	105,483
NetScout Systems, Inc.(a)	12,912	525,131
Ondas, Inc.(a)(b)	86,307	646,439
Ribbon Communications, Inc.(a)	14,429	30,878
Viasat, Inc.(a)(b)	22,185	1,706,692
Viavi Solutions, Inc.(a)	40,930	1,512,363
Vistance Networks, Inc.	39,696	466,031
		12,375,528
Construction & Engineering — 1.8%
AECOM	23,137	1,674,887
Ameresco, Inc., Class A(a)	6,311	132,973
API Group Corp.(a)	68,071	2,701,057
Arcosa, Inc.	8,686	1,261,207
Argan, Inc.	2,396	1,366,750
Bowman Consulting Group Ltd.(a)	2,091	56,143
Cardinal Infrastructure Group, Inc., Class A(a)	3,032	187,650
Centuri Holdings, Inc.(a)	15,659	435,946
Concrete Pumping Holdings, Inc.(a)	3,411	33,189
Construction Partners, Inc., Class A(a)	8,437	871,964
Dycom Industries, Inc.(a)	5,287	2,120,457
Everus Construction Group, Inc.(a)	9,139	1,146,305
Fluor Corp.(a)	24,710	1,239,701
Granite Construction, Inc.	7,767	939,574
IES Holdings, Inc.(a)(b)	1,553	1,156,271
Legence Corp., Class A(a)	10,191	651,511
Limbach Holdings, Inc.(a)(b)	2,068	148,276
Matrix Service Co.(a)	3,991	46,296
MYR Group, Inc.(a)	2,737	912,023
NWPX Infrastructure, Inc.(a)	1,673	205,913
Orion Group Holdings, Inc.(a)	5,778	56,509
Primoris Services Corp.	9,598	810,167
Solv Energy, Inc., Class A(a)	6,890	195,883
Sterling Infrastructure, Inc.(a)	5,368	3,203,461
Tutor Perini Corp.	8,158	683,232
Valmont Industries, Inc.	3,390	1,632,963
WillScot Holdings Corp., Class A	31,870	773,804
		24,644,112
Construction Materials — 0.2%
Eagle Materials, Inc.	5,585	1,144,590
James Hardie Industries PLC(a)(b)	26,942	708,305
Knife River Corp.(a)(b)	10,240	749,261
Smith-Midland Corp.(a)(b)	353	9,579
Titan America SA(b)	3,597	55,681
United States Lime & Minerals, Inc.	1,961	216,298
		2,883,714
Consumer Finance — 1.2%
Ally Financial, Inc.	50,154	2,173,173
Atlanticus Holdings Corp.(a)	1,005	106,017
Bread Financial Holdings, Inc.	3,107	335,774
Consumer Portfolio Services, Inc.(a)(b)	1,657	15,443
Security	Shares	Value
Consumer Finance (continued)
Credit Acceptance Corp.(a)(b)	632	$ 359,551
Dave, Inc., Class A(a)	1,824	679,787
Encore Capital Group, Inc.(a)	3,656	343,957
Enova International, Inc.(a)	4,296	1,091,785
Figure Technology Solutions, Inc., Class A(a)(b)	25,263	629,301
FirstCash Holdings, Inc.	7,234	1,475,808
Green Dot Corp., Class A(a)	11,681	153,138
Happen, Inc.(a)	20,357	389,633
Jefferson Capital, Inc.	3,194	64,231
LendingTree, Inc.(a)	1,608	51,231
Medallion Financial Corp.	3,591	35,695
Navient Corp.	12,965	108,776
Nelnet, Inc., Class A	2,794	379,621
NerdWallet, Inc., Class A(a)	6,125	55,125
OneMain Holdings, Inc.	20,922	1,309,299
Oportun Financial Corp.(a)(b)	5,406	29,949
OppFi, Inc., Class A(a)	3,713	34,791
PRA Group, Inc.(a)	6,204	107,763
PROG Holdings, Inc.	7,301	321,390
Regional Management Corp.	1,483	47,856
SLM Corp.	31,757	825,523
SoFi Technologies, Inc.(a)(b)	226,277	3,690,578
Upstart Holdings, Inc.(a)(b)	15,406	422,741
World Acceptance Corp.(a)	390	70,126
		15,308,062
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A	60,684	702,721
Andersons, Inc.	5,694	403,021
BJ’s Wholesale Club Holdings, Inc.(a)	22,862	2,235,446
Chefs’ Warehouse, Inc.(a)	6,563	757,042
Grocery Outlet Holding Corp.(a)(b)	14,582	134,009
Ingles Markets, Inc., Class A	2,515	226,375
Maplebear, Inc.(a)	27,298	1,217,491
Natural Grocers by Vitamin Cottage, Inc.	1,981	63,511
Performance Food Group Co.(a)	26,845	3,070,800
PriceSmart, Inc.	4,629	897,609
Sprouts Farmers Market, Inc.(a)	16,746	1,459,581
U.S. Foods Holding Corp.(a)	39,110	3,934,075
United Natural Foods, Inc.(a)	10,847	551,353
Village Super Market, Inc., Class A	1,166	51,234
Weis Markets, Inc.	2,239	172,515
Yesway, Inc., Class A(a)	2,711	56,714
		15,933,497
Containers & Packaging — 1.0%
AptarGroup, Inc.	11,292	1,512,676
Ardagh Metal Packaging SA	22,303	105,493
Avery Dennison Corp.	13,591	2,306,800
Crown Holdings, Inc.	19,898	2,344,979
Graphic Packaging Holding Co.	54,243	582,027
Greif, Inc., Class A	4,548	393,629
Greif, Inc., Class B	651	70,621
Myers Industries, Inc.	6,867	234,577
O-I Glass, Inc.(a)	27,455	196,303
Packaging Corp. of America	15,397	3,785,199
Ranpak Holdings Corp., Class A(a)	7,379	37,781
Silgan Holdings, Inc.	16,267	650,355
Sonoco Products Co.	17,782	1,002,194
TriMas Corp.	5,058	201,966
		13,424,600
Distributors — 0.2%
GigaCloud Technology, Inc., Class A(a)(b)	4,044	176,884

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors (continued)
Gold.com, Inc.	3,505	$ 144,967
LKQ Corp.	45,106	1,012,630
Pool Corp.	5,789	1,075,075
Weyco Group, Inc.	661	25,779
		2,435,335
Diversified Consumer Services — 1.0%
ADT, Inc.	104,162	795,798
American Public Education, Inc.(a)	3,350	162,508
Bright Horizons Family Solutions, Inc.(a)	9,466	705,596
Carriage Services, Inc.	2,751	111,058
Coursera, Inc.(a)	39,645	210,515
Covista, Inc.(a)(b)	6,102	761,835
Driven Brands Holdings, Inc.(a)(b)	9,368	133,681
Duolingo, Inc., Class A(a)	6,878	927,223
Frontdoor, Inc.(a)	12,519	909,255
Graham Holdings Co., Class B	568	683,611
Grand Canyon Education, Inc.(a)	4,607	669,581
H&R Block, Inc.	22,540	992,436
KinderCare Learning Cos., Inc.(a)(b)	4,770	25,519
Laureate Education, Inc., Class A(a)	21,051	806,464
Liberty Live Holdings, Inc., Class A(a)	3,573	338,435
Liberty Live Holdings, Inc., Class C(a)(b)	8,608	848,749
Lincoln Educational Services Corp.(a)	5,332	222,984
Matthews International Corp., Class A	5,997	166,417
McGraw Hill, Inc.(a)	5,065	55,512
OneSpaWorld Holdings Ltd.	15,821	407,549
Perdoceo Education Corp.	9,848	313,265
Phoenix Education Partners, Inc.	963	27,532
Service Corp. International	23,928	2,062,354
Strategic Education, Inc.	4,159	341,038
Stride, Inc.(a)	7,503	602,416
Universal Technical Institute, Inc.(a)	7,828	307,719
		13,589,050
Diversified REITs — 0.2%
AH Realty Trust, Inc.	11,261	78,376
Alpine Income Property Trust, Inc.	3,127	63,103
American Assets Trust, Inc.	9,884	233,163
Broadstone Net Lease, Inc.	34,569	740,122
CTO Realty Growth, Inc.	7,012	154,054
Essential Properties Realty Trust, Inc.	38,266	1,197,343
Gladstone Commercial Corp.	6,470	80,875
Global Net Lease, Inc.	37,090	323,425
Modiv Industrial, Inc., Class C	2,033	35,212
NexPoint Diversified Real Estate Trust(b)	4,255	19,233
		2,924,906
Diversified Telecommunication Services — 0.4%
Anterix, Inc.(a)	1,888	175,622
ATN International, Inc.	2,569	61,168
Bandwidth, Inc., Class A(a)	4,890	191,395
Cogent Communications Holdings, Inc.	8,271	111,658
Globalstar, Inc.(a)	9,365	780,854
IDT Corp., Class B	2,503	164,848
Iridium Communications, Inc.	16,627	787,122
Liberty Capital Corp., Class A(a)(b)	663	15,673
Liberty Capital Corp., Class C(a)(b)	4,839	112,120
Liberty Global Ltd., Class A(a)	32,727	347,233
Liberty Global Ltd., Class C(a)	21,161	219,228
Liberty Latin America Ltd., Class A(a)	7,788	63,472
Liberty Latin America Ltd., Class C(a)	20,618	166,387
Lumen Technologies, Inc.(a)	170,498	1,087,777
Security	Shares	Value
Diversified Telecommunication Services (continued)
Shenandoah Telecommunications Co.	7,743	$ 92,839
Uniti Group, Inc.(a)	30,093	292,504
		4,669,900
Electric Utilities — 0.7%
Genie Energy Ltd., Class B	3,246	45,152
Hawaiian Electric Industries, Inc.(a)	30,204	390,236
IDACORP, Inc.	9,589	1,370,364
MGE Energy, Inc.	6,699	532,771
OGE Energy Corp.	36,873	1,745,937
Oklo, Inc., Class A(a)(b)	25,163	977,079
Otter Tail Corp.	6,838	604,616
Pinnacle West Capital Corp.	21,133	2,134,222
Portland General Electric Co.	20,218	997,354
TXNM Energy, Inc.	17,698	1,025,068
		9,822,799
Electrical Equipment — 1.7%
Acuity, Inc.	5,359	1,759,842
Allient, Inc.	2,668	233,343
American Superconductor Corp.(a)	8,532	250,585
Amprius Technologies, Inc.(a)	24,398	234,221
Array Technologies, Inc.(a)(b)	23,242	121,323
Atkore, Inc.	6,092	444,472
Babcock & Wilcox Enterprises, Inc.(a)	23,791	221,732
ChargePoint Holdings, Inc.(a)	5,899	32,209
Energous Corp.(a)(b)	1,628	22,971
Energy Vault Holdings, Inc.(a)(b)	25,105	71,549
EnerSys	6,507	1,210,627
Enovix Corp.(a)(b)	33,260	136,033
Eos Energy Enterprises, Inc., Class A(a)(b)	61,234	206,971
Espey Mfg. & Electronics Corp.	607	35,916
Fluence Energy, Inc., Class A(a)(b)	15,631	217,740
Forgent Power Solutions, Inc., Class A(a)(b)	29,743	989,550
FuelCell Energy, Inc.(a)	9,740	210,482
Generac Holdings, Inc.(a)	10,333	2,036,738
GrafTech International Ltd.(a)	54	363
Hyliion Holdings Corp.(a)(b)	20,795	74,030
LSI Industries, Inc.	5,924	138,562
NANO Nuclear Energy, Inc.(a)(b)	7,925	126,087
Net Power, Inc., Class A(a)	4,000	5,720
Nextpower, Inc., Class A(a)	26,467	2,378,589
NuScale Power Corp., Class A(a)	57,760	486,339
nVent Electric PLC	28,693	4,413,844
Plug Power, Inc.(a)(b)	243,203	500,998
Powell Industries, Inc.	5,176	1,080,128
Power Solutions International, Inc.(a)(b)	1,500	41,415
Preformed Line Products Co.	472	168,495
Regal Rexnord Corp.	11,847	2,431,360
Sensata Technologies Holding PLC	26,006	1,203,818
SES AI Corp., Class A(a)(b)	46,781	25,748
Shoals Technologies Group, Inc., Class A(a)	30,127	263,310
Sunrun, Inc.(a)	41,706	409,136
Vicor Corp.(a)	4,411	914,709
X-Energy, Inc.(a)(b)	7,533	122,863
		23,221,818
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.(a)	3,169	25,384
Advanced Energy Industries, Inc.	6,720	1,945,574
Aeva Technologies, Inc.(a)	5,146	90,261
Arlo Technologies, Inc.(a)	17,966	264,460
Arrow Electronics, Inc.(a)	9,026	1,954,761
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc.	14,495	$ 1,287,736
Badger Meter, Inc.	5,190	697,276
Bel Fuse, Inc., Class A(b)	234	52,212
Bel Fuse, Inc., Class B	2,216	602,685
Belden, Inc.	6,977	865,497
Benchmark Electronics, Inc.	6,441	513,799
Climb Global Solutions, Inc.	2,612	70,028
Cognex Corp.	29,613	1,931,952
Crane NXT Co.	8,531	443,185
CTS Corp.	5,027	322,331
Daktronics, Inc.(a)	6,272	123,997
ePlus, Inc.	4,817	445,139
Evolv Technologies Holdings, Inc., Class A(a)	29,186	161,399
Forward Industries, Inc.(a)(b)	12,204	49,182
Frequency Electronics, Inc.(a)	861	49,912
Ingram Micro Holding Corp.	8,381	236,428
Insight Enterprises, Inc.(a)	5,089	656,125
IPG Photonics Corp.(a)	4,668	397,060
Itron, Inc.(a)	7,814	778,743
Kimball Electronics, Inc.(a)	3,684	91,105
Knowles Corp.(a)	15,324	560,705
LightPath Technologies, Inc., Class A(a)(b)	9,822	101,854
Lightwave Logic, Inc.(a)(b)	28,537	184,349
Littelfuse, Inc.	4,441	1,963,499
Methode Electronics, Inc.	5,604	78,400
Mirion Technologies, Inc., Class A(a)	42,972	643,721
M-Tron Industries, Inc.(a)	824	67,881
Napco Security Technologies, Inc.	6,352	235,532
nLight, Inc.(a)	9,902	681,258
Novanta, Inc.(a)	6,314	900,061
OSI Systems, Inc.(a)	2,828	626,091
Ouster, Inc.(a)(b)	11,137	434,454
PC Connection, Inc.	2,525	211,393
Plexus Corp.(a)	4,719	1,186,073
Powerfleet, Inc. NJ(a)	19,363	75,903
Ralliant Corp.	19,708	1,288,312
RF Industries Ltd.(a)	1,896	23,359
Richardson Electronics Ltd.	1,153	21,088
Rogers Corp.(a)	3,249	401,154
Sanmina Corp.(a)	9,057	1,680,617
ScanSource, Inc.(a)	4,476	253,431
SmartRent, Inc., Class A(a)(b)	37,667	38,044
TD SYNNEX Corp.	13,778	3,523,035
TTM Technologies, Inc.(a)	18,218	2,103,086
Unusual Machines, Inc.(a)(b)	8,123	171,883
Vishay Intertechnology, Inc.	24,154	826,550
Vishay Precision Group, Inc.(a)	2,162	199,012
Vontier Corp.	25,553	821,018
Vuzix Corp.(a)(b)	10,266	23,920
Zebra Technologies Corp., Class A(a)	8,535	2,507,754
		35,889,668
Energy Equipment & Services — 1.2%
Archrock, Inc.	29,918	1,069,868
Atlas Energy Solutions, Inc.	13,521	145,892
Borr Drilling Ltd.(a)(b)	40,656	163,844
Bristow Group, Inc.	4,225	191,477
Cactus, Inc., Class A	12,439	808,659
Core Laboratories, Inc.	7,274	77,395
Energy Services of America Corp.	2,047	29,436
Expro Ltd.(a)(b)	13,519	215,628
Flowco Holdings, Inc., Class A	6,312	129,080
Security	Shares	Value
Energy Equipment & Services (continued)
Forum Energy Technologies, Inc.(a)	2,149	$ 134,678
Helix Energy Solutions Group, Inc.(a)	26,481	251,834
Helmerich & Payne, Inc.	17,675	611,025
HMH Holding, Inc., Class A(a)(b)	2,078	43,202
Innovex International, Inc.(a)	7,751	217,648
Kodiak Gas Services, Inc.	17,331	1,017,503
Liberty Energy, Inc., Class A	28,634	535,742
Nabors Industries Ltd.(a)	2,446	209,549
National Energy Services Reunited Corp.(a)	10,890	293,594
Natural Gas Services Group, Inc.	2,248	82,367
Noble Corp. PLC	22,818	967,483
NOV, Inc.	62,956	1,223,235
Oceaneering International, Inc.(a)	17,880	872,186
Oil States International, Inc.(a)	9,214	74,726
Patterson-UTI Energy, Inc.	62,984	660,072
ProFrac Holding Corp., Class A(a)	6,846	27,658
ProPetro Holding Corp.(a)	18,474	205,061
Ranger Energy Services, Inc., Class A	2,196	35,246
RPC, Inc.	20,183	113,227
SEACOR Marine Holdings, Inc.(a)	2,303	21,717
Seadrill Ltd.(a)	11,409	511,580
Select Water Solutions, Inc., Class A	20,399	377,789
Smart Sand, Inc.	345	1,487
Solaris Energy Infrastructure, Inc., Class A	9,234	474,720
TETRA Technologies, Inc.(a)	24,122	185,739
Tidewater, Inc.(a)	8,836	663,230
Transocean Ltd.(a)	175,783	935,166
Valaris Ltd.(a)	9,742	771,469
Weatherford International PLC	12,742	1,118,620
		15,468,832
Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A(a)(b)	110,158	310,645
Atlanta Braves Holdings, Inc., Class A(a)	1,302	70,842
Atlanta Braves Holdings, Inc., Class C(a)	8,794	446,999
Cinemark Holdings, Inc.	18,601	680,611
CuriosityStream, Inc., Class A	5,521	13,471
IMAX Corp.(a)	7,546	361,001
Lionsgate Studios Corp.(a)(b)	33,912	450,351
Madison Square Garden Entertainment Corp., Class A(a)	7,160	553,182
Madison Square Garden Sports Corp., Class A(a)	2,871	1,130,255
Marcus Corp.	3,510	102,141
Playtika Holding Corp.	9,711	38,747
Reservoir Media, Inc.(a)	1,932	19,784
Roku, Inc., Class A(a)	23,441	3,399,179
Sphere Entertainment Co., Class A(a)	4,930	706,222
Starz Entertainment Corp.(a)	1,749	45,509
Stubhub Holdings, Inc., Class A(a)(b)	39,695	335,026
		8,663,965
Financial Services — 2.1%
Acacia Research Corp.(a)(b)	3,963	17,556
Affirm Holdings, Inc., Class A(a)	50,139	3,585,440
Alerus Financial Corp.	4,983	165,784
Better Home & Finance Holding Co., Class A(a)(b)	746	17,531
Bladex, Inc., Class E	5,592	327,412
Burford Capital Ltd.	31,940	131,593
Cannae Holdings, Inc.	8,599	125,115
Cass Information Systems, Inc.	2,586	144,609
Chime Financial, Inc., Class A(a)	46,769	1,075,219
Compass Diversified Holdings(a)	10,951	110,386
Corebridge Financial, Inc.	46,582	1,452,893

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Financial Services (continued)
Dlocal Ltd., Class A	16,348	$ 246,528
Enact Holdings, Inc.	5,274	249,566
Equitable Holdings, Inc.	48,189	2,296,206
Essent Group Ltd.	15,662	1,033,066
Euronet Worldwide, Inc.(a)	6,510	464,358
EVERTEC, Inc.	10,670	324,795
Federal Agricultural Mortgage Corp., Class C	1,743	396,707
Finance Of America Cos., Inc., Class A(a)(b)	892	20,293
Flywire Corp.(a)(b)	20,293	324,891
HA Sustainable Infrastructure Capital, Inc.	23,177	877,713
International Money Express, Inc.(a)	4,111	48,756
Jack Henry & Associates, Inc.	12,806	1,972,636
Jackson Financial, Inc., Class A	6,748	825,145
loanDepot, Inc., Class A(a)(b)	14,986	14,704
Marqeta, Inc., Class A(a)	17,182	298,280
Merchants Bancorp	4,566	251,952
MGIC Investment Corp.	36,882	1,107,935
NCR Atleos Corp.(a)	13,149	618,397
NewtekOne, Inc.	5,558	82,425
NMI Holdings, Inc., Class A(a)	14,458	640,489
Onity Group, Inc.(a)	885	32,444
Pagseguro Digital Ltd., Class A	31,560	304,238
Paymentus Holdings, Inc., Class A(a)(b)	10,658	363,438
Payoneer Global, Inc.(a)	43,471	311,687
Paysafe Ltd.(a)(b)	5,129	41,442
Paysign, Inc.(a)	5,738	51,412
PennyMac Financial Services, Inc., Class A	5,004	377,352
Priority Technology Holdings, Inc.(a)(b)	4,372	28,418
Radian Group, Inc.	23,344	910,183
Remitly Global, Inc.(a)	27,436	624,718
Repay Holdings Corp., Class A(a)	11,807	47,228
Security National Financial Corp., Class A(a)	2,160	20,239
Sezzle, Inc.(a)(b)	2,918	451,561
Shift4 Payments, Inc., Class A(a)(b)	10,306	546,218
StoneCo Ltd., Class A	41,649	473,757
UWM Holdings Corp., Class A	40,180	73,128
Velocity Financial, Inc.(a)(b)	3,389	59,443
Voya Financial, Inc.	16,706	1,661,078
Walker & Dunlop, Inc.	6,194	307,780
Waterstone Financial, Inc.	2,790	57,251
Western Union Co.	44,994	286,162
WEX, Inc.(a)(b)	6,202	1,159,526
		27,437,083
Food Products — 1.1%
Alico, Inc.(b)	665	25,110
B&G Foods, Inc.	11,206	39,557
BRC, Inc., Class A(a)(b)	19,282	19,860
Cal-Maine Foods, Inc.(b)	7,709	676,696
Conagra Brands, Inc.	86,319	1,252,489
Darling Ingredients, Inc.(a)	28,003	1,698,102
Del Monte Corp.	6,204	184,321
Dole PLC	14,101	199,388
Flowers Foods, Inc.	36,966	259,501
Freshpet, Inc.(a)	8,878	528,596
Hormel Foods Corp.	51,815	1,295,893
Ingredion, Inc.	11,330	1,126,882
J & J Snack Foods Corp.	2,824	216,036
J.M. Smucker Co.	18,465	2,202,136
JBS NV, Class A	59,058	827,993
John B Sanfilippo & Son, Inc.	1,618	133,906
Lamb Weston Holdings, Inc.	23,637	1,242,124
Security	Shares	Value
Food Products (continued)
Lifeway Foods, Inc.(a)	950	$ 28,291
Limoneira Co.	2,273	29,481
Mama’s Creations, Inc.(a)	6,618	121,970
Marzetti Co.	3,533	377,572
Mission Produce, Inc.(a)(b)	9,198	115,987
Once Upon a Farm PBC(a)(b)	2,177	33,025
Pilgrim’s Pride Corp.	7,821	213,983
Post Holdings, Inc.(a)	7,127	651,479
Seaboard Corp.	41	180,944
Seneca Foods Corp., Class A(a)	810	134,047
Simply Good Foods Co.(a)	13,980	142,316
Smithfield Foods, Inc.	7,129	185,639
The Campbell’s Co.	36,317	798,248
Utz Brands, Inc., Class A	10,819	152,764
Vital Farms, Inc.(a)(b)	5,102	64,949
Westrock Coffee Co.(a)	5,837	47,396
		15,206,681
Gas Utilities — 0.7%
Brookfield Infrastructure Corp., Class A	22,111	935,295
Chesapeake Utilities Corp.	4,197	557,278
MDU Resources Group, Inc.	37,247	743,078
National Fuel Gas Co.	16,415	1,351,119
New Jersey Resources Corp.	17,852	1,033,452
Northwest Natural Holding Co.	8,124	397,426
ONE Gas, Inc.	11,343	880,784
RGC Resources, Inc.	698	14,937
Southwest Gas Holdings, Inc.	13,059	1,167,474
Spire, Inc.	10,394	830,065
UGI Corp.	38,216	1,380,362
		9,291,270
Ground Transportation — 0.9%
ArcBest Corp.	3,867	558,201
Avis Budget Group, Inc.(a)(b)	3,154	433,486
Covenant Logistics Group, Inc., Class A	2,300	81,696
FTAI Infrastructure, Inc.	15,759	58,781
Heartland Express, Inc.	5,677	69,430
Hertz Global Holdings, Inc.(a)(b)	26,332	41,736
Knight-Swift Transportation Holdings, Inc.	28,226	1,962,554
Landstar System, Inc.	6,031	1,054,038
Lyft, Inc., Class A(a)	68,645	1,088,710
Marten Transport Ltd.	11,233	166,136
PAMT Corp.(a)(b)	732	11,796
Proficient Auto Logistics, Inc.(a)	3,003	20,541
RXO, Inc.(a)	29,306	593,447
Ryder System, Inc.	6,775	1,737,245
Saia, Inc.(a)	4,772	1,658,890
Schneider National, Inc., Class B	9,381	335,277
U-Haul Holding Co.(a)(b)	1,144	81,121
U-Haul Holding Co., Series N	18,047	1,129,381
Universal Logistics Holdings, Inc.	1,167	15,614
Werner Enterprises, Inc.	10,995	411,433
		11,509,513
Health Care Equipment & Supplies — 2.1%
Acme United Corp.	726	41,280
Alphatec Holdings, Inc.(a)	22,746	216,542
AngioDynamics, Inc.(a)	6,128	90,633
Anteris Technologies Global Corp.(a)	13,790	108,114
Artivion, Inc.(a)	8,565	229,799
AtriCure, Inc.(a)	8,761	330,815
Axogen, Inc.(a)	9,373	395,634
Baxter International, Inc.(b)	91,908	2,404,313
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Beta Bionics, Inc.(a)	5,965	$ 76,531
Bioventus, Inc., Class A(a)	7,264	95,667
Butterfly Network, Inc., Class A(a)	37,760	268,474
CapsoVision, Inc.(a)(b)	6,064	39,901
Carlsmed, Inc.(a)	578	7,277
Ceribell, Inc.(a)	3,799	67,204
Cerus Corp.(a)	29,178	62,733
ClearPoint Neuro, Inc.(a)(b)	4,160	62,150
CONMED Corp.	5,958	275,855
CVRx, Inc.(a)	2,551	13,201
Delcath Systems, Inc.(a)	4,778	58,387
Dentsply Sirona, Inc.	34,543	461,840
Electromed, Inc.(a)	816	33,236
Embecta Corp.	9,025	32,851
Enovis Corp.(a)(b)	10,630	309,864
Envista Holdings Corp.(a)	29,681	810,588
Establishment Labs Holdings, Inc.(a)(b)	4,817	445,765
Glaukos Corp.(a)	10,081	1,680,704
Globus Medical, Inc., Class A(a)	19,818	1,561,460
Haemonetics Corp.(a)	8,238	704,679
ICU Medical, Inc.(a)	4,435	747,342
Inogen, Inc.(a)	3,522	22,717
Inspire Medical Systems, Inc.(a)	5,111	256,623
Insulet Corp.(a)	12,450	2,058,607
Integer Holdings Corp.(a)	6,105	739,987
Integra LifeSciences Holdings Corp.(a)	12,615	210,040
iRadimed Corp.	1,657	150,555
IRhythm Holdings, Inc.(a)	5,905	691,889
Kestra Medical Technologies Ltd.(a)(b)	4,875	111,296
KORU Medical Systems, Inc.(a)	8,148	33,488
Lantheus Holdings, Inc.(a)	11,414	1,137,291
LeMaitre Vascular, Inc.	3,873	392,412
LivaNova PLC(a)	9,991	800,679
Lucid Diagnostics, Inc.(a)(b)	9,222	8,038
Merit Medical Systems, Inc.(a)	10,778	916,238
MiniMed Group, Inc.(a)(b)	5,413	97,705
Neogen Corp.(a)	37,116	446,877
NeuroPace, Inc.(a)	3,631	46,804
Novocure Ltd.(a)	17,794	264,063
Omnicell, Inc.(a)	7,904	279,564
OraSure Technologies, Inc.(a)	10,337	41,865
Orchestra BioMed Holdings, Inc.(a)(b)	9,914	39,458
Orthofix Medical, Inc.(a)	6,664	78,635
OrthoPediatrics Corp.(a)	2,598	52,454
Penumbra, Inc.(a)	6,759	2,170,923
Procept Biorobotics Corp.(a)	10,590	197,186
Pro-Dex, Inc.(a)	307	17,981
Pulse Biosciences, Inc.(a)(b)	2,929	102,896
QuidelOrtho Corp.(a)	11,241	188,512
RxSight, Inc.(a)	5,857	35,201
Sanara Medtech, Inc.(a)	615	20,824
Senseonics Holdings, Inc.(a)(b)	7,461	37,529
Shoulder Innovations, Inc.(a)	2,136	48,573
SI-BONE, Inc.(a)	8,158	144,886
Sight Sciences, Inc.(a)	9,004	47,361
Solventum Corp.(a)(b)	26,483	2,262,708
STAAR Surgical Co.(a)	6,026	146,793
Stereotaxis, Inc.(a)(b)	9,381	11,820
Strive, Inc., Class A(a)(b)	12,519	139,086
Tactile Systems Technology, Inc.(a)	3,533	99,525
Tandem Diabetes Care, Inc.(a)	12,770	249,015
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	7,912	$ 1,081,650
TransMedics Group, Inc.(a)	5,946	454,928
UFP Technologies, Inc.(a)(b)	1,353	344,717
Utah Medical Products, Inc.	250	17,630
Varex Imaging Corp.(a)	6,004	67,185
		28,397,053
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc.(a)	16,603	491,781
Accendra Health, Inc.(a)	12,293	37,985
AdaptHealth Corp.(a)	17,836	192,629
Addus HomeCare Corp.(a)	3,127	361,106
agilon health, Inc.(a)	2,243	205,481
AirSculpt Technologies, Inc.(a)(b)	6,850	32,948
Alignment Healthcare, Inc.(a)	32,131	477,145
AMN Healthcare Services, Inc.(a)	7,072	237,831
Ardent Health, Inc.(a)	3,906	41,677
Astrana Health, Inc.(a)	8,110	288,392
Aveanna Healthcare Holdings, Inc.(a)	11,627	109,178
BrightSpring Health Services, Inc.(a)	28,504	1,701,974
Brookdale Senior Living, Inc.(a)	42,605	622,033
Castle Biosciences, Inc.(a)	4,353	121,884
Chemed Corp.	2,304	1,226,304
Clover Health Investments Corp., Class A(a)	73,945	308,351
Community Health Systems, Inc.(a)	20,266	56,542
Concentra Group Holdings Parent, Inc.	21,126	668,638
CorVel Corp.(a)	4,936	296,456
DaVita, Inc.(a)	5,757	1,382,198
Encompass Health Corp.	17,487	1,942,281
Ensign Group, Inc.	10,011	1,783,560
Fulgent Genetics, Inc.(a)(b)	3,240	53,622
GeneDx Holdings Corp., Class A(a)	3,604	234,656
Guardant Health, Inc.(a)	22,750	3,685,272
Guardian Pharmacy Services, Inc., Class A(a)	3,231	127,721
HealthEquity, Inc.(a)	14,857	1,494,763
Henry Schein, Inc.(a)	17,690	1,516,917
Hims & Hers Health, Inc., Class A(a)(b)	37,124	1,030,933
Hinge Health, Inc., Class A(a)	7,265	542,768
InfuSystem Holdings, Inc.(a)	4,411	40,317
Innovage Holding Corp.(a)	2,921	33,183
LifeStance Health Group, Inc.(a)	34,224	358,667
Lumexa Imaging Holdings, Inc.(a)(b)	959	9,983
Molina Healthcare, Inc.(a)	9,255	1,810,463
National HealthCare Corp.	2,288	517,157
NeoGenomics, Inc.(a)	23,989	366,792
NRC Health, Class A	2,065	40,288
Nutex Health, Inc.(a)(b)	902	132,982
Omada Health, Inc.(a)(b)	5,633	111,759
Oncology Institute, Inc.(a)	9,632	46,812
OPKO Health, Inc.(a)	75,633	99,836
Option Care Health, Inc.(a)	27,064	623,284
PACS Group, Inc.(a)	8,258	379,951
Pediatrix Medical Group, Inc.(a)	14,800	392,348
Pennant Group, Inc.(a)	6,061	244,380
Privia Health Group, Inc.(a)	21,566	510,467
Progyny, Inc.(a)	12,204	379,910
RadNet, Inc.(a)	12,725	811,600
Sonida Senior Living, Inc.(a)	5,112	206,320
Strata Critical Medical, Inc., Class A(a)(b)	10,430	52,359
Surgery Partners, Inc.(a)	14,749	227,135
Talkspace, Inc.(a)	26,531	138,492
Tenet Healthcare Corp.(a)	15,306	3,899,663

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
U.S. Physical Therapy, Inc.	2,814	$ 222,475
Universal Health Services, Inc., Class B	9,159	1,542,742
Viemed Healthcare, Inc.(a)	4,178	48,757
		34,521,148
Health Care REITs — 1.1%
Alexandria Real Estate Equities, Inc.	30,484	1,568,402
American Healthcare REIT, Inc.	33,689	1,873,108
CareTrust REIT, Inc.	39,062	1,638,260
Chiron Real Estate, Inc.	1,796	63,758
Community Healthcare Trust, Inc.	4,203	76,957
Diversified Healthcare Trust	37,969	337,924
Healthcare Realty Trust, Inc., Class A	60,359	1,268,143
Healthpeak Properties, Inc.	123,964	2,706,134
Janus Living, Inc., Class A	8,459	255,546
LTC Properties, Inc.	9,019	362,925
Medical Properties Trust, Inc.	94,805	438,947
National Health Investors, Inc.	8,464	648,766
National Healthcare Properties, Inc.	8,344	127,580
Omega Healthcare Investors, Inc.	53,047	2,685,770
Sabra Health Care REIT, Inc.	44,602	944,224
Strawberry Fields REIT, Inc.	1,874	26,648
Universal Health Realty Income Trust	1,974	85,711
		15,108,803
Health Care Technology — 0.2%
Certara, Inc.(a)	18,642	151,000
Claritev Corp., Class A(a)	1,178	26,753
Doximity, Inc., Class A(a)	23,667	494,877
Evolent Health, Inc., Class A(a)	17,670	54,600
HealthStream, Inc.	3,505	98,280
HeartFlow, Inc.(a)	14,258	359,729
LifeMD, Inc.(a)(b)	5,464	19,124
Phreesia, Inc.(a)	8,666	92,986
Schrodinger, Inc.(a)	11,229	170,007
Simulations Plus, Inc.(a)	2,503	45,630
Teladoc Health, Inc.(a)	32,080	215,257
Waystar Holding Corp.(a)	18,916	399,317
		2,127,560
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	40,719	672,271
Braemar Hotels & Resorts, Inc.	8,647	19,629
Chatham Lodging Trust	7,197	95,936
DiamondRock Hospitality Co.	35,906	475,395
Host Hotels & Resorts, Inc.	121,871	3,062,618
Park Hotels & Resorts, Inc.	33,375	502,627
Pebblebrook Hotel Trust	17,856	341,050
RLJ Lodging Trust	23,947	293,351
Ryman Hospitality Properties, Inc.	10,815	1,445,425
Service Properties Trust	21,624	173,641
Summit Hotel Properties, Inc.	16,388	112,749
Sunstone Hotel Investors, Inc.	34,807	409,678
Xenia Hotels & Resorts, Inc.	16,452	338,582
		7,942,952
Hotels, Restaurants & Leisure — 2.6%
Accel Entertainment, Inc., Class A(a)	7,662	92,097
Aramark	46,761	2,663,974
Bally’s Corp.(a)(b)	1,071	14,919
Biglari Holdings, Inc., Class B(a)(b)	92	36,569
BJ’s Restaurants, Inc.(a)	3,093	209,118
Black Rock Coffee Bar, Inc., Class A(a)	2,700	21,762
Bloomin’ Brands, Inc.	13,261	114,840
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.	9,096	$ 773,706
Brightstar Lottery PLC	17,785	178,561
Brinker International, Inc.(a)(b)	7,597	1,623,479
Caesars Entertainment, Inc.(a)	36,338	1,081,056
Cava Group, Inc.(a)	17,976	1,172,574
Cheesecake Factory, Inc.	8,397	851,624
Choice Hotels International, Inc.(b)	5,057	563,805
Churchill Downs, Inc.	11,794	994,234
Cracker Barrel Old Country Store, Inc.	4,292	242,026
Dave & Buster’s Entertainment, Inc.(a)	4,034	43,729
Dine Brands Global, Inc.	2,352	84,531
Domino’s Pizza, Inc.	5,348	1,858,109
Dutch Bros, Inc., Class A(a)	21,029	1,384,339
El Pollo Loco Holdings, Inc.(a)	4,151	68,325
First Watch Restaurant Group, Inc.(a)	11,007	141,440
Genius Sports Ltd.(a)	42,872	297,103
Global Business Travel Group I, Class A(a)	21,707	204,914
Hilton Grand Vacations, Inc.(a)	10,007	461,723
Hyatt Hotels Corp., Class A	7,112	1,237,915
Inspired Entertainment, Inc.(a)	4,819	33,155
Jack in the Box, Inc.(a)(b)	2,812	46,032
Krispy Kreme, Inc.(a)	13,256	42,154
Kura Sushi USA, Inc., Class A(a)	917	42,246
Life Time Group Holdings, Inc.(a)	24,995	1,127,274
Lindblad Expeditions Holdings, Inc.(a)	9,171	271,278
Marriott Vacations Worldwide Corp.	4,917	479,457
MGM Resorts International(a)	33,472	1,491,847
Monarch Casino & Resort, Inc.	2,267	278,274
Nathan’s Famous, Inc.	343	33,652
Navan, Inc., Class A(a)	18,568	494,280
Norwegian Cruise Line Holdings Ltd.(a)(b)	81,581	1,511,696
Papa John’s International, Inc.	6,050	180,895
Penn Entertainment, Inc.(a)	22,362	459,092
Planet Fitness, Inc., Class A(a)	13,937	779,218
Portillo’s, Inc., Class A(a)(b)	8,495	38,822
Pursuit Attractions & Hospitality, Inc.(a)	3,870	195,551
RCI Hospitality Holdings, Inc.	930	23,334
Red Rock Resorts, Inc., Class A	8,041	518,162
Rush Street Interactive, Inc., Class A(a)	17,515	471,329
Sabre Corp.(a)	53,895	99,706
Serve Robotics, Inc.(a)(b)	10,462	50,008
Shake Shack, Inc., Class A(a)	6,549	410,950
SHARPLINK, Inc.(a)(b)	34,160	209,059
Six Flags Entertainment Corp.(a)	16,679	289,047
Super Group SGHC Ltd.	27,541	385,574
Sweetgreen, Inc., Class A(a)(b)	20,487	132,141
Target Hospitality Corp.(a)	7,311	111,127
Texas Roadhouse, Inc.	11,707	2,405,086
Travel & Leisure Co.	10,456	794,865
United Parks & Resorts, Inc.(a)(b)	3,401	151,787
Vail Resorts, Inc.	6,123	914,654
Venu Holding Corp.(a)(b)	12,362	25,095
Wendy’s Co.	25,857	190,308
Wingstop, Inc.	4,925	637,738
Wyndham Hotels & Resorts, Inc.	13,137	983,436
Wynn Resorts Ltd.	13,742	1,364,718
Xponential Fitness, Inc., Class A(a)(b)	4,171	27,195
		34,116,714
Household Durables — 1.2%
Beazer Homes USA, Inc.(a)	4,457	143,070
Cavco Industries, Inc.(a)	1,362	745,055
Century Communities, Inc.	4,853	325,927
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Durables (continued)
Champion Homes, Inc.(a)	9,698	$ 772,058
Cricut, Inc., Class A	8,033	37,675
Dream Finders Homes, Inc., Class A(a)	4,603	58,872
Ethan Allen Interiors, Inc.	3,453	77,347
Flexsteel Industries, Inc.	557	41,235
Green Brick Partners, Inc.(a)	5,292	374,303
Hamilton Beach Brands Holding Co., Class A	1,059	24,346
Helen of Troy Ltd.(a)	3,504	96,816
Hovnanian Enterprises, Inc., Class A(a)	765	94,784
Installed Building Products, Inc.	4,175	930,775
KB Home	10,800	593,676
La-Z-Boy, Inc.	7,180	282,748
Legacy Housing Corp.(a)(b)	1,162	30,514
Leggett & Platt, Inc.	24,575	240,835
LGI Homes, Inc.(a)	3,722	203,110
Lovesac Co.(a)	2,304	37,071
M/I Homes, Inc.(a)	4,621	675,267
Meritage Homes Corp.	11,806	828,781
Mohawk Industries, Inc.(a)	8,849	1,089,312
Newell Brands, Inc.	73,868	413,661
SharkNinja, Inc.(a)(b)	14,890	2,408,755
Somnigroup International, Inc.	36,406	2,378,404
Sonos, Inc.(a)	22,391	328,252
Toll Brothers, Inc.	16,845	2,457,517
Whirlpool Corp.	11,726	439,725
XMAX, Inc.(a)(b)	11,086	95,561
		16,225,452
Household Products — 0.3%
Central Garden & Pet Co.(a)	1,661	71,506
Central Garden & Pet Co., Class A(a)	8,753	331,826
Clorox Co.	21,250	2,030,013
Energizer Holdings, Inc.	10,242	214,775
Oil-Dri Corp. of America	1,747	173,320
Reynolds Consumer Products, Inc.	9,732	242,716
Spectrum Brands Holdings, Inc.	4,111	364,933
WD-40 Co.	2,384	541,502
		3,970,591
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	128,231	1,882,431
Brookfield Renewable Corp.	24,162	805,803
Clearway Energy, Inc., Class C	21,533	683,242
Hallador Energy Co.(a)	6,720	95,558
Montauk Renewables, Inc.(a)(b)	11,785	20,152
Ormat Technologies, Inc.	10,736	1,047,619
Talen Energy Corp.(a)	8,060	2,692,846
		7,227,651
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A	12,346	365,812
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	51,380	723,944
EastGroup Properties, Inc.	9,400	1,964,694
First Industrial Realty Trust, Inc.	23,464	1,544,870
Industrial Logistics Properties Trust	7,884	67,881
Innovative Industrial Properties, Inc.	5,319	312,810
Lineage, Inc.	12,741	539,836
LXP Industrial Trust	11,045	668,554
One Liberty Properties, Inc.	2,324	56,497
Rexford Industrial Realty, Inc.	40,717	1,537,881
Security	Shares	Value
Industrial REITs (continued)
STAG Industrial, Inc.	34,688	$ 1,327,163
Terreno Realty Corp.	18,526	1,327,388
		10,071,518
Insurance — 3.3%
Abacus Global Management, Inc., Class A	6,724	69,324
Accelerant Holdings, Class A(a)(b)	10,872	129,159
American Coastal Insurance Corp.	4,541	48,225
American Financial Group, Inc.	12,054	1,708,293
American Integrity Insurance Group, Inc.	2,072	42,041
AMERISAFE, Inc.	4,493	130,477
Assurant, Inc.	8,888	2,481,441
Assured Guaranty Ltd.	8,205	678,718
Ategrity Specialty Holdings LLC(a)	1,898	45,590
Axis Capital Holdings Ltd.	13,014	1,370,635
Baldwin Insurance Group, Inc., Class A(a)(b)	17,532	486,338
Bowhead Specialty Holdings, Inc.(a)	3,767	115,233
Brighthouse Financial, Inc.(a)	10,661	660,023
Citizens, Inc., Class A(a)	11,809	55,857
CNO Financial Group, Inc.	18,167	1,000,820
Crawford & Co., Class A	8,959	97,743
Donegal Group, Inc., Class A	5,612	110,781
Employers Holdings, Inc.	3,001	151,701
Everest Group Ltd.	7,150	2,675,173
Exzeo Group, Inc.(a)	1,652	25,639
F&G Annuities & Life, Inc.	5,827	166,477
First American Financial Corp.	17,679	1,325,748
Genworth Financial, Inc., Class A(a)	60,457	594,292
Globe Life, Inc.	14,716	2,681,991
Goosehead Insurance, Inc., Class A(a)	3,674	227,788
Greenlight Capital Re Ltd., Class A(a)	3,955	65,851
Hamilton Insurance Group Ltd., Class B	8,600	309,256
Hanover Insurance Group, Inc.	6,270	1,458,590
HCI Group, Inc.	1,926	337,069
Heritage Insurance Holdings, Inc.(a)	3,796	111,489
Hippo Holdings, Inc.(a)	4,307	135,455
Horace Mann Educators Corp.	6,550	341,321
Investors Title Co.	264	76,373
James River Group Holdings, Inc.	12,322	55,326
Kemper Corp.	10,940	310,477
Kingstone Cos., Inc.	1,891	37,763
Kingsway Corp.(a)	4,657	41,494
Kinsale Capital Group, Inc.(b)	3,983	1,419,621
Lemonade, Inc.(a)(b)	12,611	609,237
Lincoln National Corp.	14,766	673,477
MBIA, Inc.(a)	8,173	41,846
Mercury General Corp.	5,004	536,029
Neptune Insurance Holdings, Inc., Class A(a)	6,771	214,708
NI Holdings, Inc.(a)	788	11,938
Octave Specialty Group, Inc.(a)	7,651	41,315
Old Republic International Corp.	40,549	1,752,122
Oscar Health, Inc., Class A(a)	41,591	1,298,471
Palomar Holdings, Inc.(a)	4,736	633,629
Pelagos Insurance Capital Ltd.	10,594	267,922
Primerica, Inc.	5,639	1,804,254
Reinsurance Group of America, Inc.	11,813	2,797,909
RenaissanceRe Holdings Ltd.	7,600	2,431,848
RLI Corp.	15,033	920,621
Root, Inc., Class A(a)	2,028	109,816
Ryan Specialty Holdings, Inc., Class A	20,236	893,622
Safety Insurance Group, Inc.	3,024	312,651
Selective Insurance Group, Inc.	10,656	1,010,082
SiriusPoint Ltd.(a)	8,673	205,116

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Skyward Specialty Insurance Group, Inc.(a)	7,695	$ 461,315
Slide Insurance Holdings, Inc.(a)	11,200	223,664
Stewart Information Services Corp.	5,812	392,833
Tiptree, Inc.	3,599	63,954
Trupanion, Inc.(a)	7,052	172,703
United Fire Group, Inc.	4,096	210,371
Universal Insurance Holdings, Inc.	4,256	186,030
Unum Group	29,367	2,528,792
White Mountains Insurance Group Ltd.(b)	440	923,001
		43,508,868
Interactive Media & Services — 0.5%
Angi, Inc., Class A(a)	6,868	38,942
Bumble, Inc., Class A(a)	12,451	35,485
Cargurus, Inc., Class A(a)	13,338	483,369
Cars.com, Inc.(a)	9,358	110,892
EverQuote, Inc., Class A(a)	4,182	105,470
fuboTV, Inc., Class A(a)(b)	4,387	38,825
Grindr, Inc.(a)	2,934	50,876
Match Group, Inc.	42,122	1,660,028
MediaAlpha, Inc., Class A(a)	5,186	64,203
Nextdoor Holdings, Inc., Class A(a)	49,097	108,995
People, Inc.(a)	11,226	466,665
Pinterest, Inc., Class A(a)	88,012	2,113,168
QuinStreet, Inc.(a)	8,327	129,069
RUM Group, Inc., Class A(a)(b)	18,104	105,727
Shutterstock, Inc.	3,961	21,389
Taboola.com Ltd.(a)	23,904	119,759
TripAdvisor, Inc.(a)	21,129	299,292
Trump Media & Technology Group Corp., Class A(a)(b)	30,590	301,617
Webtoon Entertainment, Inc.(a)(b)	2,641	24,086
Yelp, Inc.(a)	9,464	250,134
Ziff Davis, Inc.(a)	5,691	302,078
ZipRecruiter, Inc., Class A(a)	10,670	42,040
ZoomInfo Technologies, Inc., Class A(a)	42,796	141,227
		7,013,336
IT Services — 0.9%
Amdocs Ltd.	19,910	1,109,385
Applied Digital Corp.(a)(b)	45,217	1,238,494
Backblaze, Inc., Class A(a)	11,225	154,007
BigBear.ai Holdings, Inc.(a)(b)	87,725	244,753
Commerce.com, Inc., Series 1(a)	11,610	36,339
Crexendo, Inc.(a)	1,785	12,281
DigitalOcean Holdings, Inc.(a)	14,396	1,691,530
DXC Technology Co.(a)(b)	33,608	377,754
EPAM Systems, Inc.(a)	9,007	950,779
Everforth, Inc.(a)(b)	6,612	188,045
Fastly, Inc., Class A(a)	27,414	621,201
Gartner, Inc.(a)	11,744	1,773,579
Globant SA(a)(b)	7,791	285,151
GoDaddy, Inc., Class A(a)	23,709	1,961,683
Grid Dynamics Holdings, Inc., Class A(a)	9,652	66,502
Hackett Group, Inc.	3,558	38,142
Information Services Group, Inc.	5,510	22,922
Kyndryl Holdings, Inc.(a)(b)	43,599	590,766
Rackspace Technology, Inc.(a)(b)	17,677	73,006
SharonAI Holdings, Inc.(a)(b)	803	38,745
TSS, Inc.(a)	2,554	25,336
Tucows, Inc., Class A(a)(b)	808	12,475
Security	Shares	Value
IT Services (continued)
Unisys Corp.(a)	11,107	$ 31,877
Whitefiber, Inc.(a)(b)	2,169	51,405
		11,596,157
Leisure Products — 0.6%
Acushnet Holdings Corp.	4,823	488,425
Brunswick Corp.	11,695	923,905
Callaway Golf Co.(a)(b)	25,416	469,179
Escalade, Inc.	1,114	22,124
Funko, Inc., Class A(a)	4,887	28,491
Hasbro, Inc.	24,995	2,348,030
JAKKS Pacific, Inc.	1,565	41,207
Johnson Outdoors, Inc., Class A	1,402	65,768
Latham Group, Inc.(a)	6,823	36,571
Malibu Boats, Inc., Class A(a)	2,835	78,161
MasterCraft Boat Holdings, Inc.(a)	2,691	64,369
Mattel, Inc.(a)	51,779	781,345
Peloton Interactive, Inc., Class A(a)	72,699	464,547
Polaris, Inc.	9,543	640,144
Smith & Wesson Brands, Inc.	8,252	120,067
Sturm Ruger & Co., Inc.	2,152	79,990
YETI Holdings, Inc.(a)(b)	13,753	673,072
		7,325,395
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A(a)	20,857	985,910
Adaptive Biotechnologies Corp.(a)	27,293	616,003
Alamar Biosciences, Inc.(a)	2,401	60,889
Alpha Teknova, Inc.(a)	2,079	10,395
Avantor, Inc.(a)	118,851	1,637,767
Azenta, Inc.(a)	6,532	183,745
BioLife Solutions, Inc.(a)	6,926	216,645
Bio-Rad Laboratories, Inc., Class A(a)	3,255	1,059,438
Bio-Techne Corp.	27,974	2,016,646
Bruker Corp.	19,479	1,224,060
Charles River Laboratories International, Inc.(a)	8,700	2,022,837
Codexis, Inc.(a)	12,035	16,849
CryoPort, Inc.(a)	7,299	110,142
Cytek Biosciences, Inc.(a)(b)	16,814	70,955
Fortrea Holdings, Inc.(a)	16,892	323,820
Ginkgo Bioworks Holdings, Inc., Class A(a)	6,536	52,876
Lifecore Biomedical, Inc.(a)	3,493	15,439
Maravai LifeSciences Holdings, Inc., Class A(a)	17,523	115,126
Medpace Holdings, Inc.(a)	4,119	2,377,116
Mesa Laboratories, Inc.	769	77,523
OmniAb, Inc.(a)(b)	14,465	28,641
OmniAb, Inc., 12.50 Earnout Shares(c)	494	—
OmniAb, Inc., 15.00 Earnout Shares(c)	494	—
Pacific Biosciences of California, Inc.(a)(b)	40,448	56,627
Personalis, Inc.(a)	12,169	154,060
Qiagen NV	36,795	1,523,313
Quanterix Corp.(a)	6,594	22,947
Repligen Corp.(a)	9,575	1,350,171
Revvity, Inc.	19,986	2,248,825
Sotera Health Co.(a)	50,834	907,895
Tempus AI, Inc., Class A(a)	19,277	845,682
		20,332,342
Machinery — 4.6%
3D Systems Corp.(a)	30,783	81,267
Aebi Schmidt Holding AG	5,306	68,394
AGCO Corp.	10,800	1,103,328
AirJoule Technologies Corp., Class A(a)(b)	2,814	11,903
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Alamo Group, Inc.	1,960	$ 311,797
Albany International Corp., Class A	5,270	392,668
Alliance Laundry Holdings, Inc.(a)(b)	6,969	183,773
Allison Transmission Holdings, Inc.	14,631	1,675,835
Astec Industries, Inc.	4,219	213,735
Atmus Filtration Technologies, Inc.	14,452	746,157
Blue Bird Corp.(a)	5,469	406,839
CECO Environmental Corp.(a)	9,162	603,684
Columbus McKinnon Corp.	4,516	86,572
Commercial Vehicle Group, Inc.(a)	8,468	38,360
Crane Co.	8,775	1,873,111
Donaldson Co., Inc.	20,352	1,917,972
Douglas Dynamics, Inc.	4,328	190,995
Elmet Group Co.(a)	2,171	30,199
Energy Recovery, Inc.(a)	7,821	67,652
Enerpac Tool Group Corp., Class A	9,363	334,634
Enpro, Inc.	3,807	1,195,093
Esab Corp.	10,258	887,625
ESCO Technologies, Inc.	4,593	1,448,127
Federal Signal Corp.	10,624	1,327,469
Flowserve Corp.	22,556	1,714,030
Franklin Electric Co., Inc.	6,751	706,965
FreightCar America, Inc.(a)(b)	336	2,678
Gates Industrial Corp. Ltd.(a)	44,915	1,256,722
Gencor Industries, Inc.(a)	1,044	14,867
Gorman-Rupp Co.	3,926	318,752
Graco, Inc.	28,980	2,300,432
Graham Corp.(a)	1,887	180,963
Greenbrier Cos., Inc.	5,623	276,933
Helios Technologies, Inc.	5,936	462,474
Hillman Solutions Corp.(a)	33,309	262,142
Hyster-Yale, Inc., Class A	1,964	65,656
ITT, Inc.	15,797	3,095,896
JBT Marel Corp.	9,276	1,284,448
Kadant, Inc.	2,131	655,282
Kennametal, Inc.	13,972	474,629
L B Foster Co., Class A(a)	1,383	56,883
Lincoln Electric Holdings, Inc.	9,460	2,471,993
Lindsay Corp.	1,937	214,658
Luxfer Holdings PLC	5,603	95,419
Manitowoc Co., Inc.(a)	6,065	84,000
Mayville Engineering Co., Inc.(a)	2,959	75,958
Microvast Holdings, Inc.(a)(b)	30,712	24,788
Middleby Corp.(a)	7,793	1,040,989
Midera Food Processing, Inc.(a)	7,901	378,853
Miller Industries, Inc.	2,036	102,411
Mueller Industries, Inc.	38,567	2,561,234
Mueller Water Products, Inc., Class A	27,952	705,508
Nordson Corp.	9,332	2,778,883
Omega Flex, Inc.	303	8,926
Oshkosh Corp.	11,068	1,576,194
Palladyne AI Corp.(a)(b)	4,048	21,171
Park-Ohio Holdings Corp.	1,948	77,784
Pentair PLC	28,603	1,871,780
Perma-Pipe International Holdings, Inc.(a)	1,479	35,718
Proto Labs, Inc.(a)	4,320	324,216
RBC Bearings, Inc.(a)	5,563	3,066,938
Richtech Robotics, Inc., Class B(a)(b)	25,420	36,096
Snap-on, Inc.	9,007	3,696,563
SPX Technologies, Inc.(a)	8,621	1,893,344
Standex International Corp.	2,135	633,027
Stanley Black & Decker, Inc.	27,964	2,644,835
Security	Shares	Value
Machinery (continued)
Taylor Devices, Inc.(a)	680	$ 34,904
Tennant Co.	3,173	266,627
Terex Corp.	20,221	1,270,688
Timken Co.	11,402	1,568,345
Titan International, Inc.(a)	7,672	55,392
Toro Co.	17,150	1,575,570
Trinity Industries, Inc.	13,864	433,111
Twin Disc, Inc.	2,193	50,022
Velo3D, Inc.(a)(b)	3,104	31,443
Wabash National Corp.	5,936	74,556
Watts Water Technologies, Inc., Class A	4,826	1,668,783
Worthington Enterprises, Inc.	5,615	315,619
		62,093,287
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(a)	1,168	22,846
Costamare, Inc.	7,189	112,005
Genco Shipping & Trading Ltd.	6,147	156,994
Himalaya Shipping Ltd.	3,535	55,535
Kirby Corp.(a)	9,544	1,251,600
Matson, Inc.	5,339	1,081,628
Pangaea Logistics Solutions Ltd.	5,589	42,532
Safe Bulkers, Inc.	10,766	84,083
		2,807,223
Media — 0.9%
Advantage Solutions, Inc., Class A(a)(b)	490	19,228
AMC Global Media, Inc., Class A(a)	5,129	57,445
Boston Omaha Corp., Class A(a)	3,222	45,688
Cable One, Inc.(a)	792	31,672
Clear Channel Outdoor Holdings, Inc.(a)	73,301	177,388
DoubleVerify Holdings, Inc.(a)	23,981	269,786
Entravision Communications Corp., Class A	10,666	119,672
EW Scripps Co., Class A(a)(b)	9,280	26,077
Gray Media, Inc.	14,268	57,643
Ibotta, Inc., Class A(a)(b)	2,002	48,048
iHeartMedia, Inc., Class A(a)	18,544	66,573
John Wiley & Sons, Inc., Class A	7,116	371,455
Liberty Broadband Corp., Class A(a)	4,269	145,402
Liberty Broadband Corp., Class C(a)	19,618	667,797
Magnite, Inc.(a)	25,922	500,295
MNTN, Inc., Class A(a)	8,548	78,813
National CineMedia, Inc.	10,342	41,471
New York Times Co., Class A	27,362	2,049,140
News Corp., Class A	65,717	1,811,160
News Corp., Class B	22,286	696,883
Newsmax, Inc., Class B(a)(b)	7,822	60,308
Nexstar Media Group, Inc., Class A	5,136	978,562
Nexxen International Ltd.(a)	5,907	60,724
NIQ Global Intelligence PLC(a)	11,573	129,270
Optimum Communications, Inc., Class A(a)	40,661	30,992
PubMatic, Inc., Class A(a)	6,261	78,889
Scholastic Corp.	2,946	119,755
Sinclair, Inc., Class A	6,349	87,235
Sirius XM Holdings, Inc.	31,843	943,190
Stagwell, Inc., Class A(a)(b)	17,460	147,537
TechTarget, Inc.(a)(b)	409	1,836
Trade Desk, Inc., Class A(a)	75,264	1,357,763
USA TODAY Co., Inc.(a)	22,677	197,063
Versant Media Group, Inc., Class A	25,429	915,190
		12,389,950
Metals & Mining — 1.9%
Alcoa Corp.	46,992	2,126,858

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Almonty Industries, Inc.(a)(b)	39,475	$ 436,593
Alpha Metallurgical Resources, Inc.(a)	1,802	247,162
American Battery Technology Co.(a)(b)	18,858	39,413
Ampco-Pittsburgh Corp.(a)(b)	3,911	31,444
Aura Minerals, Inc.	7,387	403,109
Caledonia Mining Corp. PLC	2,519	46,324
Century Aluminum Co.(a)	12,502	559,715
Cleveland-Cliffs, Inc.(a)	101,557	1,169,937
Coeur Mining, Inc.	184,017	2,743,693
Commercial Metals Co.	19,830	1,362,718
Compass Minerals International, Inc.(a)	5,252	154,094
Constellium SE, Class A(a)	23,787	660,803
Contango Silver & Gold, Inc.(a)	3,402	52,391
Critical Metals Corp.(a)(b)	10,452	57,381
Dakota Gold Corp.(a)	23,233	105,478
Elemental Royalty Corp.(b)	6,370	99,818
Ferroglobe PLC	20,595	65,492
Friedman Industries, Inc.	640	21,280
Hecla Mining Co.	112,291	1,585,549
Hycroft Mining Holding Corp., Class A(a)(b)	9,652	188,504
Idaho Strategic Resources, Inc.(a)(b)	2,463	69,136
Ivanhoe Electric, Inc.(a)	21,950	200,842
Kaiser Aluminum Corp.	2,957	472,174
Lifezone Metals Ltd.(a)(b)	3,964	13,438
Materion Corp.	3,578	754,385
McEwen, Inc.(a)(b)	9,482	163,944
Metallus, Inc.(a)	7,351	147,902
MP Materials Corp., Class A(a)(b)	25,647	1,061,016
NioCorp Developments Ltd.(a)	27,090	115,268
Novagold Resources, Inc.(a)	62,007	361,501
Perpetua Resources Corp.(a)	14,533	267,553
Ramaco Resources, Inc., Class A(a)	6,600	60,522
REalloys, Inc.(a)(b)	10,270	90,171
Reliance, Inc.	9,005	3,656,930
Royal Gold, Inc.	15,050	2,985,167
Ryerson Holding Corp.	8,507	236,410
SSR Mining, Inc.(a)	38,620	989,444
SunCoke Energy, Inc.	12,941	109,740
Tredegar Corp.(a)	3,315	25,161
U.S. Antimony Corp.(a)(b)	21,883	110,947
U.S. Gold Corp.(a)(b)	2,263	29,374
USA Rare Earth, Inc., Class A(a)(b)	33,723	504,159
Vista Gold Corp.(a)	26,271	45,186
Vox Royalty Corp.	11,666	50,747
Warrior Met Coal, Inc.	9,232	733,113
Worthington Steel, Inc.	6,184	222,686
		25,634,672
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
ACRES Commercial Realty Corp.(a)	755	13,213
Adamas Trust, Inc.	12,804	116,132
AGNC Investment Corp.	206,149	2,197,548
Angel Oak Mortgage REIT, Inc.	1,862	16,479
Annaly Capital Management, Inc.	129,387	2,939,673
Arbor Realty Trust, Inc.	20,950	104,960
Ares Commercial Real Estate Corp.	7,519	32,031
ARMOUR Residential REIT, Inc.	23,264	383,158
Blackstone Mortgage Trust, Inc., Class A	28,531	414,841
BrightSpire Capital, Inc., Class A	18,869	94,534
Chicago Atlantic Real Estate Finance, Inc.	2,675	26,108
Chimera Investment Corp.	16,426	204,996
Claros Mortgage Trust, Inc.(a)	14,303	25,316
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Dynex Capital, Inc.	37,927	$ 482,052
Ellington Financial, Inc.	20,064	266,450
Franklin BSP Realty Trust, Inc.	15,082	114,472
Invesco Mortgage Capital, Inc.	16,182	119,909
KKR Real Estate Finance Trust, Inc.	7,691	53,529
Ladder Capital Corp., Class A	18,781	179,546
MFA Financial, Inc.	21,396	194,918
Nexpoint Real Estate Finance, Inc.	971	16,468
Orchid Island Capital, Inc.	37,760	245,062
PennyMac Mortgage Investment Trust	15,422	145,429
Ready Capital Corp.(b)	24,250	34,678
Redwood Trust, Inc.	22,713	103,798
Rithm Capital Corp.	104,703	1,034,466
Seven Hills Realty Trust	4,657	35,114
Starwood Property Trust, Inc.	62,747	1,002,697
TPG Mortgage Investment Trust, Inc.	4,616	32,174
TPG RE Finance Trust, Inc.	13,772	109,763
Two Harbors Investment Corp.	19,471	235,404
		10,974,918
Multi-Utilities — 0.5%
Avista Corp.	15,016	607,397
Black Hills Corp.	13,749	979,066
NiSource, Inc.	84,492	3,753,980
Northwestern Energy Group, Inc.	11,125	764,733
Unitil Corp.	3,082	166,243
		6,271,419
Office REITs — 0.6%
Brandywine Realty Trust	25,479	77,456
BXP, Inc.	28,337	1,986,991
COPT Defense Properties	20,331	771,765
Cousins Properties, Inc.	29,728	937,918
Douglas Emmett, Inc.	13,848	163,683
Easterly Government Properties, Inc.	9,223	224,672
Empire State Realty Trust, Inc., Class A	30,694	155,312
Highwoods Properties, Inc.	19,765	654,815
Hudson Pacific Properties, Inc.(a)	9,014	124,123
JBG SMITH Properties	10,457	146,921
Kilroy Realty Corp.	21,071	817,976
NET Lease Office Properties	2,126	24,874
Orion Properties, Inc.	13,859	36,588
Piedmont Realty Trust, Inc., Class A(a)	24,790	240,215
Postal Realty Trust, Inc., Class A	5,134	118,287
SL Green Realty Corp.	12,889	682,215
Vornado Realty Trust	31,796	1,252,444
		8,416,255
Oil, Gas & Consumable Fuels — 3.3%
American Resources Corp.(a)	19,073	34,141
Amplify Energy Corp.(a)	10,191	39,847
Antero Midstream Corp.	59,081	1,298,010
Antero Resources Corp.(a)	52,639	1,902,373
APA Corp.	62,933	2,348,660
Ardmore Shipping Corp.	5,582	97,071
BKV Corp.(a)(b)	5,867	143,507
California Resources Corp.	12,868	677,114
Calumet, Inc.(a)	12,290	543,095
Centrus Energy Corp., Class A(a)(b)	3,299	583,692
Chord Energy Corp.	10,050	1,410,819
Clean Energy Fuels Corp.(a)	27,291	52,945
CNX Resources Corp.(a)	24,141	864,248
Comstock Resources, Inc.(a)	11,619	154,068
Comstock, Inc.(a)	13,411	36,746
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Core Natural Resources, Inc.	8,846	$ 706,265
Crescent Energy Co., Class A	47,034	539,480
CVR Energy, Inc.	4,770	169,907
Delek U.S. Holdings, Inc.	10,619	720,712
DHT Holdings, Inc.	26,235	487,184
Diversified Energy Co.	12,890	173,499
Dorian LPG Ltd.	6,794	322,171
DT Midstream, Inc.(a)	18,108	2,498,904
Encore Energy Corp.(a)(b)	27,220	29,670
Energy Fuels, Inc./Canada(a)(b)	44,583	510,029
Epsilon Energy Ltd.(b)	1,559	8,730
Evolution Petroleum Corp.	2,595	9,550
Excelerate Energy, Inc., Class A	4,482	176,008
FLEX LNG Ltd.	5,942	185,450
FutureFuel Corp.	3,064	15,167
Gevo, Inc.(a)(b)	32,786	48,523
Golar LNG Ltd.	17,107	840,809
Granite Ridge Resources, Inc.	6,632	31,502
Green Plains, Inc.(a)	11,265	189,815
Gulfport Energy Corp.(a)	2,771	447,156
HF Sinclair Corp.	27,608	2,525,304
HighPeak Energy, Inc.	2,690	19,233
Infinity Natural Resources, Inc., Class A(a)(b)	2,230	29,347
International Seaways, Inc.	7,491	720,484
Kinetik Holdings, Inc., Class A	9,174	463,929
Kolibri Global Energy, Inc.(a)	5,451	28,291
Kosmos Energy Ltd.(a)	106,800	287,292
Lightbridge Corp.(a)(b)	5,276	43,474
Magnolia Oil & Gas Corp., Class A	41,807	1,074,858
Matador Resources Co.	20,911	1,043,250
Murphy Oil Corp.	24,526	974,663
NACCO Industries, Inc., Class A	484	22,942
Navigator Holdings Ltd.	6,809	152,181
New Era Energy & Digital, Inc.(a)	14,426	67,225
NextDecade Corp.(a)(b)	28,659	192,588
Nordic American Tankers Ltd.	36,511	238,417
Northern Oil & Gas, Inc.	19,652	415,640
Ovintiv, Inc.	50,629	3,162,287
Par Pacific Holdings, Inc.(a)	8,275	711,898
PBF Energy, Inc., Class A	17,307	1,250,950
Peabody Energy Corp.	22,048	470,063
Permian Resources Corp., Class A	141,307	3,011,252
PrimeEnergy Resources Corp.(a)	67	12,335
Range Resources Corp.	41,106	1,649,995
REX American Resources Corp.(a)	5,364	230,867
Riley Exploration Permian, Inc.	3,091	105,929
Ring Energy, Inc.(a)	36,412	45,151
Sable Offshore Corp., Class A(a)	24,526	129,743
SandRidge Energy, Inc.	4,314	60,051
Scorpio Tankers, Inc.	8,286	645,148
SFL Corp. Ltd.	21,713	267,938
SM Energy Co.	42,698	1,388,539
Summit Midstream Corp.(a)	1,157	35,659
Talos Energy, Inc.(a)(b)	22,173	336,586
Teekay Corp. Ltd.	7,570	88,190
Teekay Tankers Ltd., Class A	4,363	346,291
Uranium Energy Corp.(a)(b)	86,277	828,259
Ur-Energy, Inc.(a)(b)	67,644	82,526
VAALCO Energy, Inc.	15,627	83,292
Viper Energy, Inc., Class A	33,289	1,485,022
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Vitesse Energy, Inc.	6,186	$ 96,502
W&T Offshore, Inc.	15,149	54,385
World Kinect Corp.	8,409	335,183
		43,510,026
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	2,405	50,577
Magnera Corp.(a)	4,999	66,237
Sylvamo Corp.	6,345	237,366
		354,180
Passenger Airlines(a) — 0.4%
Alaska Air Group, Inc.	20,189	957,968
Allegiant Travel Co.	4,391	430,669
American Airlines Group, Inc.	117,866	1,799,814
Frontier Group Holdings, Inc.(b)	7,509	50,686
JetBlue Airways Corp.	61,071	368,258
Joby Aviation, Inc., Class A(b)	119,943	857,593
Republic Airways Holdings, Inc.(b)	2,513	51,893
SkyWest, Inc.	7,163	766,226
		5,283,107
Personal Care Products — 0.2%
BellRing Brands, Inc.(a)	18,756	232,387
Coty, Inc., Class A(a)	53,298	146,569
Edgewell Personal Care Co.	8,456	229,919
elf Beauty, Inc.(a)	10,350	857,911
Herbalife Ltd.(a)	18,715	232,440
Honest Co., Inc.(a)	14,597	53,279
Interparfums, Inc.	3,240	403,542
Nature’s Sunshine Products, Inc.(a)	1,950	39,293
Niagen Bioscience, Inc.(a)(b)	7,698	26,173
Nu Skin Enterprises, Inc., Class A	7,141	37,062
Oddity Tech Ltd., Class A(a)(b)	7,198	102,068
USANA Health Sciences, Inc.(a)	1,759	38,891
		2,399,534
Pharmaceuticals — 2.2%
Aclaris Therapeutics, Inc.(a)(b)	21,920	113,984
Alto Neuroscience, Inc.(a)	4,545	123,033
Alumis, Inc.(a)	13,948	394,031
Amneal Pharmaceuticals, Inc., Class A(a)	30,344	555,902
Amphastar Pharmaceuticals, Inc.(a)	5,582	111,305
Amylyx Pharmaceuticals, Inc.(a)	16,390	332,881
AN2 Therapeutics, Inc.(a)	8,043	43,030
ANI Pharmaceuticals, Inc.(a)	3,724	295,090
Aquestive Therapeutics, Inc.(a)(b)	17,888	66,096
Arvinas, Inc.(a)	10,250	82,308
AtaiBeckley, Inc.(a)	56,578	406,230
Atea Pharmaceuticals, Inc.(a)(b)	7,400	34,780
Avalyn Pharma, Inc.(a)(b)	2,948	84,873
Axsome Therapeutics, Inc.(a)	7,719	1,682,665
BioAge Labs, Inc.(a)	6,203	56,075
Collegium Pharmaceutical, Inc.(a)	5,999	212,305
Contineum Therapeutics, Inc., Class A(a)(b)	4,652	72,059
Corcept Therapeutics, Inc.(a)	16,736	1,916,105
CorMedix, Inc.(a)(b)	12,076	90,932
Crinetics Pharmaceuticals, Inc.(a)	18,251	1,524,324
Definium Therapeutics, Inc.(a)(b)	22,710	988,339
Edgewise Therapeutics, Inc.(a)	12,635	485,563
Elanco Animal Health, Inc.(a)	88,727	2,339,731
Enliven Therapeutics, Inc.(a)	7,562	414,473
Eton Pharmaceuticals, Inc.(a)	4,155	192,875

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Evolus, Inc.(a)	8,590	$ 50,166
EyePoint, Inc.(a)	12,031	147,380
Fulcrum Therapeutics, Inc.(a)	13,140	47,041
Harmony Biosciences Holdings, Inc.(a)	7,855	276,810
Harrow, Inc.(a)(b)	5,823	225,758
Indivior Pharmaceuticals, Inc.(a)	21,140	845,811
Innoviva, Inc.(a)	13,462	282,298
Jazz Pharmaceuticals PLC(a)	10,675	2,699,281
LB Pharmaceuticals, Inc.(a)	4,053	162,444
LENZ Therapeutics, Inc.(a)(b)	2,749	14,570
Lexicon Pharmaceuticals, Inc.(a)(b)	43,493	100,469
Ligand Pharmaceuticals, Inc.(a)	3,525	1,013,579
Liquidia Corp.(a)	12,295	1,034,132
Maze Therapeutics, Inc.(a)	6,224	167,550
MBX Biosciences, Inc.(a)	5,492	362,088
MediWound Ltd.(a)(b)	1,124	15,871
Nektar Therapeutics(a)	6,096	430,804
Neumora Therapeutics, Inc.(a)	24,877	40,052
Nuvation Bio, Inc., Class A(a)(b)	44,592	282,267
Ocular Therapeutix, Inc.(a)	36,897	301,448
Omeros Corp.(a)(b)	12,436	147,242
Oramed Pharmaceuticals, Inc.	9,605	39,092
Organon & Co.	47,725	646,674
Pacira BioSciences, Inc.(a)	6,997	184,791
Perrigo Co. PLC	26,239	265,276
Phathom Pharmaceuticals, Inc.(a)	6,592	57,680
Phibro Animal Health Corp., Class A	3,300	119,889
Prestige Consumer Healthcare, Inc.(a)	8,527	428,226
Rapport Therapeutics, Inc.(a)	5,574	228,423
Relmada Therapeutics, Inc.(a)	16,509	87,663
Septerna, Inc.(a)	4,242	146,137
SIGA Technologies, Inc.	6,704	21,922
SpyGlass Pharma, Inc.(a)	2,036	45,871
Supernus Pharmaceuticals, Inc.(a)	9,821	438,311
Tarsus Pharmaceuticals, Inc.(a)	7,357	434,357
Theravance Biopharma, Inc.(a)	6,365	107,314
Third Harmonic Bio, Inc.(a)(c)	3,754	—
Trevi Therapeutics, Inc.(a)	18,929	345,454
VeraDermics, Inc.(a)(b)	3,822	401,310
Viatris, Inc.	208,332	3,658,310
WaVe Life Sciences Ltd.(a)	22,749	125,347
Xeris Biopharma Holdings, Inc.(a)	30,411	245,721
Zevra Therapeutics, Inc.(a)(b)	8,794	83,631
		29,377,449
Professional Services — 1.5%
Amentum Holdings, Inc.(a)	27,230	604,506
Asure Software, Inc.(a)	4,391	35,260
Barrett Business Services, Inc.	4,335	169,238
BlackSky Technology, Inc., Class A(a)(b)	5,642	130,048
Booz Allen Hamilton Holding Corp., Class A	21,538	1,501,629
CACI International, Inc., Class A(a)	3,878	1,930,275
CBIZ, Inc.(a)	8,776	483,382
Clarivate PLC(a)	55,576	110,041
Concentrix Corp.	7,042	173,233
Conduent, Inc.(a)	27,236	42,761
CRA International, Inc.	984	176,166
ExlService Holdings, Inc.(a)	26,951	914,447
Exponent, Inc.	8,628	576,782
Falcon’s Beyond Global, Inc., Class A(a)(b)	4,967	49,372
First Advantage Corp.(a)	13,972	277,205
Franklin Covey Co.(a)	1,459	31,296
Security	Shares	Value
Professional Services (continued)
FTI Consulting, Inc.(a)(b)	5,322	$ 848,220
Genpact Ltd.	28,140	989,684
HireQuest, Inc.	514	6,641
Huron Consulting Group, Inc.(a)	2,900	440,133
IBEX Holdings Ltd.(a)	1,537	54,318
ICF International, Inc.	3,396	274,804
Innodata, Inc.(a)	5,655	355,304
Insperity, Inc.	6,621	335,089
KBR, Inc.	22,925	839,284
Kelly Services, Inc., Class A	4,472	66,365
Kforce, Inc.	2,683	152,314
Korn Ferry	9,491	780,825
Legalzoom.com, Inc.(a)	20,236	159,257
ManpowerGroup, Inc.	8,508	445,989
Maximus, Inc.	9,824	591,896
Mistras Group, Inc.(a)(b)	2,658	40,428
Parsons Corp.(a)	6,747	298,285
Paycom Software, Inc.	7,489	1,227,896
Paylocity Holding Corp.(a)	7,948	1,095,989
Planet Labs PBC, Class A(a)(b)	49,913	1,022,218
Public Policy Holding Co., Inc.(b)(d)	2,991	32,452
RCM Technologies, Inc.(a)	627	17,738
Resolute Holdings Management, Inc.(a)(b)	643	79,578
Robert Half, Inc.	18,026	681,383
Science Applications International Corp.	7,744	907,055
Spire Global, Inc., Class A(a)	5,277	60,474
TIC Solutions, Inc.(a)(b)	31,472	230,060
TriNet Group, Inc.	4,615	303,805
TrueBlue, Inc.(a)	4,668	33,049
Upwork, Inc.(a)	19,211	175,973
Verra Mobility Corp., Class A(a)	27,363	144,750
Willdan Group, Inc.(a)	2,614	179,137
		20,076,034
Real Estate Management & Development — 0.6%
AGNT, Inc.	15,565	63,038
American Realty Investors, Inc.(a)	667	10,152
Compass, Inc., Class A(a)	125,803	1,432,896
Cushman & Wakefield Ltd.(a)	43,215	579,945
Douglas Elliman, Inc.(a)	11,602	19,607
Forestar Group, Inc.(a)	2,887	81,269
FRP Holdings, Inc.(a)	1,340	29,909
Howard Hughes Holdings, Inc.(a)(b)	5,784	369,713
Jones Lang LaSalle, Inc.(a)	8,223	2,919,412
Marcus & Millichap, Inc.	3,741	115,036
Maui Land & Pineapple Co., Inc.(a)	1,116	19,351
Newmark Group, Inc., Class A	28,829	432,291
Opendoor Technologies, Inc., Class A(a)(b)	166,598	628,074
RE/MAX Holdings, Inc., Class A(a)	1,576	14,279
Real Brokerage, Inc.(a)	23,859	38,174
RMR Group, Inc., Class A	4,247	80,863
Seaport Entertainment Group, Inc.(a)(b)	764	20,040
St. Joe Co.	6,886	428,585
Tejon Ranch Co.(a)	2,682	45,406
Transcontinental Realty Investors, Inc.(a)	239	9,749
Zillow Group, Inc., Class A(a)	7,261	251,884
Zillow Group, Inc., Class C(a)(b)	29,113	991,589
		8,581,262
Residential REITs — 0.7%
American Homes 4 Rent, Class A	59,677	1,994,405
BRT Apartments Corp.	862	12,852
Camden Property Trust	17,503	1,939,507
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Centerspace	3,216	$ 176,366
Equity LifeStyle Properties, Inc.	33,993	2,211,925
Independence Realty Trust, Inc.	44,347	737,491
NexPoint Residential Trust, Inc.	4,272	111,542
UDR, Inc.	58,115	2,217,668
UMH Properties, Inc.	16,173	244,374
		9,646,130
Retail REITs — 1.5%
Acadia Realty Trust	24,628	553,391
Agree Realty Corp.	20,692	1,609,838
Alexander’s, Inc.	330	84,150
Brixmor Property Group, Inc.	54,655	1,722,179
CBL & Associates Properties, Inc.	3,270	191,982
Curbline Properties Corp.	16,868	516,836
Federal Realty Investment Trust	15,259	1,893,489
FrontView REIT, Inc.	2,070	42,104
Getty Realty Corp.	10,859	370,726
InvenTrust Properties Corp.	11,908	421,662
Kimco Realty Corp.	118,050	3,007,914
Kite Realty Group Trust	36,626	1,048,236
Macerich Co.	48,311	1,248,356
NETSTREIT Corp.	18,087	387,966
NNN REIT, Inc.	33,422	1,588,214
Phillips Edison & Co., Inc.	21,896	930,361
Regency Centers Corp.	32,014	2,570,404
Saul Centers, Inc.	2,376	80,950
SITE Centers Corp.	12,176	52,113
Tanger, Inc.	18,842	766,116
Urban Edge Properties	23,589	534,527
		19,621,514
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A(a)	9,416	738,874
Aehr Test Systems(a)	5,443	435,331
Aeluma, Inc.(a)(b)	881	14,272
Allegro MicroSystems, Inc.(a)	22,213	921,840
Alpha & Omega Semiconductor Ltd.(a)	3,917	124,326
Ambarella, Inc.(a)(b)	7,590	652,740
Ambiq Micro, Inc.(a)	3,154	200,563
Amkor Technology, Inc.	22,120	1,103,124
Amtech Systems, Inc.(a)	2,109	32,352
Atomera, Inc.(a)(b)	5,643	29,118
Axcelis Technologies, Inc.(a)	5,566	725,695
AXT, Inc.(a)	11,066	668,718
Blaize Holdings, Inc.(a)(b)	13,539	10,700
Canadian Solar, Inc.(a)(b)	8,943	134,860
CEVA, Inc.(a)	4,938	161,226
Cirrus Logic, Inc.(a)	9,046	1,170,100
Cohu, Inc.(a)(b)	8,372	401,772
Diodes, Inc.(a)	8,181	673,460
Enphase Energy, Inc.(a)	22,930	860,792
Everspin Technologies, Inc.(a)	3,844	55,853
FormFactor, Inc.(a)	13,759	1,461,206
GSI Technology, Inc.(a)	6,837	38,356
Ichor Holdings Ltd.(a)	6,242	469,835
Impinj, Inc.(a)	5,188	785,256
indie Semiconductor, Inc., Class A(a)(b)	37,822	122,165
inTEST Corp.(a)	2,280	28,158
Kopin Corp.(a)	30,657	107,913
Kulicke & Soffa Industries, Inc.	9,216	822,067
Lattice Semiconductor Corp.(a)	24,412	3,033,679
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
MACOM Technology Solutions Holdings, Inc., Class H(a)	11,941	$ 3,002,445
MaxLinear, Inc.(a)	15,146	1,012,056
MKS, Inc.	11,994	3,567,615
Navitas Semiconductor Corp.(a)	32,668	354,774
NVE Corp.	665	77,320
Onto Innovation, Inc.(a)	8,857	2,290,243
PDF Solutions, Inc.(a)	5,476	252,389
Penguin Solutions, Inc.(a)	8,916	469,249
Photronics, Inc.(a)	10,171	308,080
Power Integrations, Inc.	9,960	604,672
Qorvo, Inc.(a)	15,043	1,362,445
QuickLogic Corp.(a)(b)	3,027	39,684
Rambus, Inc.(a)	19,209	1,748,595
Rigetti Computing, Inc.(a)(b)	58,612	876,249
Semtech Corp.(a)	16,522	1,946,622
Silicon Laboratories, Inc.(a)	5,783	1,257,802
SiTime Corp.(a)	3,963	2,120,998
SkyWater Technology, Inc.(a)	6,879	223,292
Skyworks Solutions, Inc.	26,716	1,663,872
Synaptics, Inc.(a)	6,917	742,332
T1 Energy, Inc.(a)(b)	32,609	135,980
Ultra Clean Holdings, Inc.(a)	7,835	652,734
Universal Display Corp.	7,885	632,062
Veeco Instruments, Inc.(a)	10,694	534,700
Wolfspeed, Inc.(a)(b)	5,187	122,517
		41,983,078
Software — 5.3%
8x8, Inc.(a)	18,324	34,816
A10 Networks, Inc.	12,469	368,708
ACI Worldwide, Inc.(a)	18,315	1,049,999
Adeia, Inc.	19,805	527,803
Agilysys, Inc.(a)	4,681	492,254
Alarm.com Holdings, Inc.(a)	8,148	446,103
Alkami Technology, Inc.(a)(b)	12,544	227,924
Amplitude, Inc., Class A(a)	17,854	158,544
Appfolio, Inc., Class A(a)	4,130	744,185
Appian Corp., Class A(a)	7,166	193,195
Arteris, Inc.(a)	6,285	187,796
Asana, Inc., Class A(a)	20,099	167,224
Aurora Innovation, Inc., Class A(a)(b)	216,196	1,394,464
AvePoint, Inc., Class A(a)	31,105	405,298
Bentley Systems, Inc., Class B	29,937	1,060,967
Bill Holdings, Inc.(a)(b)	15,908	717,928
Bit Digital, Inc.(a)(b)	52,618	68,930
Bitdeer Technologies Group, Class A(a)(b)	23,441	246,599
BitMine Immersion Technologies, Inc.(b)	101,057	1,746,265
Blackbaud, Inc.(a)	5,820	249,096
BlackLine, Inc.(a)	9,128	286,619
Blend Labs, Inc., Class A(a)(b)	33,140	58,989
Box, Inc., Class A(a)	23,782	750,322
Braze, Inc., Class A(a)	17,144	427,228
C3.ai, Inc., Class A(a)(b)	23,137	212,398
CCC Intelligent Solutions Holdings, Inc.(a)	96,677	588,763
Cerence, Inc.(a)(b)	6,962	59,316
Cipher Digital, Inc.(a)(b)	58,649	1,309,046
Cleanspark, Inc.(a)	45,027	619,572
Clear Secure, Inc., Class A	16,650	919,746
Commvault Systems, Inc.(a)	7,842	923,788
Consensus Cloud Solutions, Inc.(a)	3,229	117,536
Core Scientific, Inc.(a)(b)	55,111	1,141,900
CS Disco, Inc.(a)	4,146	16,169

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Daily Journal Corp.(a)(b)	261	$ 153,233
Digimarc Corp.(a)(b)	2,533	16,616
Digital Turbine, Inc.(a)	20,531	165,480
Docusign, Inc.(a)	34,954	1,916,528
Dolby Laboratories, Inc., Class A	10,729	630,972
Domo, Inc., Class B(a)(b)	5,582	20,598
Dropbox, Inc., Class A(a)	27,171	884,688
Duos Technologies Group, Inc.(a)	4,802	41,345
D-Wave Quantum, Inc.(a)(b)	63,670	1,151,154
Dynatrace, Inc.(a)	52,866	2,343,021
eGain Corp.(a)	3,471	23,672
Elastic NV(a)	16,346	1,075,403
EverCommerce, Inc.(a)(b)	3,177	39,204
Figma, Inc., Class A(a)(b)	38,127	927,249
Five9, Inc.(a)	13,432	369,514
Freshworks, Inc., Class A(a)	39,812	452,065
Gen Digital, Inc.	96,570	2,650,847
Gitlab, Inc., Class A(a)	26,079	899,986
Guidewire Software, Inc.(a)	15,012	2,280,923
HubSpot, Inc.(a)	8,902	2,112,979
Hut 8 Corp.(a)	17,893	1,925,824
I3 Verticals, Inc., Class A(a)(b)	3,281	69,098
Intapp, Inc.(a)	9,310	304,344
InterDigital, Inc.	4,554	1,388,173
IREN Ltd.(a)(b)	57,831	2,128,181
JFrog Ltd.(a)	18,883	1,506,675
Kaltura, Inc.(a)(b)	14,439	19,781
Keel Infrastructure Corp.(a)	105,247	417,831
Klaviyo, Inc., Series A(a)	25,391	452,975
Life360, Inc.(a)(b)	3,268	176,635
LiveRamp Holdings, Inc.(a)	11,219	424,864
Manhattan Associates, Inc.(a)	10,488	2,006,984
MARA Holdings, Inc.(a)	69,170	783,004
Mitek Systems, Inc.(a)	6,892	115,096
N-able, Inc.(a)	10,992	51,443
nCino, Inc.(a)(b)	19,361	357,404
NCR Voyix Corp.(a)(b)	25,211	208,495
NextNav, Inc.(a)	18,026	236,321
Nutanix, Inc., Class A(a)	46,174	2,724,728
OneSpan, Inc.	5,596	86,626
Ooma, Inc.(a)	3,448	74,994
PagerDuty, Inc.(a)	13,537	143,221
PAR Technology Corp.(a)	6,231	105,615
Pegasystems, Inc.	16,190	494,605
Porch Group, Inc.(a)	17,641	254,912
Procore Technologies, Inc.(a)	21,923	1,200,723
Progress Software Corp.(a)	7,058	286,484
Q2 Holdings, Inc.(a)	11,414	694,770
Qualys, Inc.(a)	6,370	922,058
Rapid7, Inc.(a)	9,619	92,823
Red Violet, Inc.(a)	1,671	115,934
ReposiTrak, Inc.(b)	1,533	12,939
Rimini Street, Inc.(a)(b)	8,507	40,919
RingCentral, Inc., Class A	12,657	703,982
Riot Platforms, Inc.(a)	62,561	1,261,855
Rubrik, Inc., Class A(a)	27,673	2,002,418
SailPoint, Inc.(a)(b)	12,511	209,809
SentinelOne, Inc., Class A(a)	57,658	1,098,961
ServiceTitan, Inc., Class A(a)(b)	10,895	904,939
Silvaco Group, Inc.(a)(b)	1,222	9,507
Soluna Holdings, Inc.(a)(b)	24,877	30,350
SoundHound AI, Inc., Class A(a)(b)	71,721	439,650
Security	Shares	Value
Software (continued)
Sprinklr, Inc., Class A(a)	16,429	$ 104,488
Sprout Social, Inc., Class A(a)	7,741	66,418
SPS Commerce, Inc.(a)	6,660	488,777
Telos Corp.(a)(b)	8,840	39,250
Tenable Holdings, Inc.(a)	20,177	658,577
Teradata Corp.(a)	16,790	520,322
Terawulf, Inc.(a)(b)	64,862	1,145,463
Thryv Holdings, Inc.(a)	5,707	23,113
UiPath, Inc., Class A(a)	72,873	929,859
Unity Software, Inc.(a)	64,121	2,033,277
Varonis Systems, Inc.(a)	19,780	790,211
Veritone, Inc.(a)(b)	28,206	30,745
Vertex, Inc., Class A(a)	11,583	149,537
Via Transportation, Inc., Class A(a)(b)	9,507	193,372
Viant Technology, Inc., Class A(a)	2,514	29,590
Weave Communications, Inc.(a)	9,780	63,961
Workiva, Inc., Class A(a)	9,311	556,798
Xperi, Inc.(a)(b)	7,229	55,736
Yext, Inc.(a)	16,512	90,156
Zeta Global Holdings Corp., Class A(a)	39,706	857,650
		71,388,217
Specialized REITs — 0.9%
CubeSmart	40,655	1,685,556
EPR Properties	13,497	837,759
Farmland Partners, Inc.	6,592	61,635
Fermi, Inc.(a)	37,183	211,571
Four Corners Property Trust, Inc.	20,846	533,658
Gaming and Leisure Properties, Inc.	48,427	2,169,045
Gladstone Land Corp.	8,105	65,732
Lamar Advertising Co., Class A	15,176	2,427,553
Millrose Properties, Inc., Class A	27,587	771,884
Outfront Media, Inc.	28,319	902,527
Rayonier, Inc.	53,649	1,168,475
Safehold, Inc.	9,001	145,636
Smartstop Self Storage REIT, Inc.	9,609	322,286
		11,303,317
Specialty Retail — 2.2%
1-800-Flowers.com, Inc., Class A(a)(b)	2,137	8,334
Abercrombie & Fitch Co., Class A(a)(b)	7,735	769,942
Academy Sports & Outdoors, Inc.	11,815	560,622
Advance Auto Parts, Inc.	10,711	594,889
American Eagle Outfitters, Inc.	27,459	471,746
Arhaus, Inc., Class A	9,761	72,329
Arko Corp., Class A	11,697	93,459
ARKO Petroleum Corp., Class A(a)	2,560	51,968
Asbury Automotive Group, Inc.(a)	3,623	839,449
AutoNation, Inc.(a)	4,477	950,915
Barnes & Noble Education, Inc.	2,381	29,620
Bath & Body Works, Inc.	37,035	745,144
Bed Bath & Beyond, Inc.(a)(b)	10,169	51,353
Bob’s Discount Furniture, Inc.(a)	3,458	57,645
Boot Barn Holdings, Inc.(a)	5,425	808,271
Buckle, Inc.	6,102	267,085
Build-A-Bear Workshop, Inc.	1,784	60,513
Caleres, Inc.	5,269	67,654
Camping World Holdings, Inc., Class A	9,221	57,078
CarMax, Inc.(a)	25,407	1,454,805
Chewy, Inc., Class A(a)	42,398	958,195
Citi Trends, Inc.(a)	847	56,469
Designer Brands, Inc., Class A	4,833	29,191
Dick’s Sporting Goods, Inc.	11,283	2,210,453
Envela Corp.(a)	141	3,057
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialty Retail (continued)
EVgo, Inc., Class A(a)(b)	20,047	$ 31,674
Five Below, Inc.(a)	9,696	2,105,292
Floor & Decor Holdings, Inc., Class A(a)	19,135	1,101,602
GameStop Corp., Class A(a)(b)	73,437	1,595,052
Gap, Inc.	40,882	821,319
Genesco, Inc.(a)	1,470	56,183
Group 1 Automotive, Inc.	2,116	606,805
Haverty Furniture Cos., Inc.	2,296	56,573
J Jill, Inc.(b)	999	18,202
Lands’ End, Inc.(a)(b)	1,371	16,479
Lithia Motors, Inc., Class A	3,983	1,535,128
MarineMax, Inc.(a)	2,992	103,134
Monro, Inc.	4,406	53,974
Murphy USA, Inc.	2,952	1,794,108
National Vision Holdings, Inc.(a)	14,315	315,503
OneWater Marine, Inc., Class A(a)	1,616	19,796
Outdoor Holding Co.(a)	12,663	27,099
Penske Automotive Group, Inc.	3,155	685,613
Petco Health & Wellness Co., Inc.(a)(b)	11,638	32,470
RealReal, Inc.(a)	20,237	244,665
Revolve Group, Inc., Class A(a)	7,556	189,731
RH(a)	2,642	437,304
Sally Beauty Holdings, Inc.(a)(b)	15,994	239,430
Shoe Station Group, Inc.	2,792	42,438
Signet Jewelers Ltd.	7,034	653,459
Sonic Automotive, Inc., Class A	2,196	201,110
Stitch Fix, Inc., Class A(a)	16,786	67,480
ThredUp, Inc., Class A(a)	21,155	122,276
Torrid Holdings, Inc.(a)(b)	4,943	12,605
Upbound Group, Inc.	11,132	215,849
Urban Outfitters, Inc.(a)	10,130	751,443
Valvoline, Inc.(a)	22,650	869,986
Victoria’s Secret & Co.(a)	12,356	1,095,730
Warby Parker, Inc., Class A(a)(b)	18,375	490,429
Wayfair, Inc., Class A(a)	18,640	1,582,536
Winmark Corp.	531	177,089
Zumiez, Inc.(a)	2,000	39,340
		29,679,092
Technology Hardware, Storage & Peripherals — 0.3%
Corsair Gaming, Inc.(a)	7,716	81,867
CPI Card Group, Inc.(a)	1,244	26,211
Diebold Nixdorf, Inc.(a)	4,176	307,312
Eastman Kodak Co.(a)	11,450	96,180
GPGI, Inc., Class A(b)	32,292	426,254
Immersion Corp.	4,420	33,415
Infleqtion, Inc.(a)(b)	20,885	205,300
IonQ, Inc.(a)(b)	65,844	2,399,355
One Stop Systems, Inc.(a)(b)	4,417	54,020
Quantum Computing, Inc.(a)(b)	34,759	281,548
Turtle Beach Corp.(a)	3,044	37,289
Xerox Holdings Corp.(b)	18,801	55,463
		4,004,214
Textiles, Apparel & Luxury Goods — 0.8%
Amer Sports, Inc.(a)	32,787	1,164,266
Birkenstock Holding PLC(a)(b)	7,337	284,089
Capri Holdings Ltd.(a)	22,035	351,018
Carter’s, Inc.	6,636	255,951
Columbia Sportswear Co.	3,919	232,710
Crocs, Inc.(a)	8,687	1,112,023
Ermenegildo Zegna NV(b)	6,346	93,350
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Figs, Inc., Class A(a)	17,509	$ 187,346
Fossil Group, Inc.(a)	10,647	52,703
G-III Apparel Group Ltd.	6,156	224,140
Kontoor Brands, Inc.	9,714	813,450
Movado Group, Inc.	2,667	101,826
Oxford Industries, Inc.	2,312	87,671
PVH Corp.	8,114	703,159
Ralph Lauren Corp., Class A	6,645	2,527,359
Rocky Brands, Inc.	1,136	55,482
Steven Madden Ltd.	13,078	602,634
Superior Group of Cos., Inc.	2,190	25,952
Under Armour, Inc., Class A(a)	39,033	259,569
Under Armour, Inc., Class C(a)(b)	28,861	187,308
VF Corp.	63,562	910,208
Wolverine World Wide, Inc.	15,132	297,798
		10,530,012
Tobacco — 0.0%
Turning Point Brands, Inc.	3,038	226,665
Universal Corp.	4,774	251,542
		478,207
Trading Companies & Distributors — 1.4%
Alta Equipment Group, Inc., Class A(a)	3,056	20,108
Applied Industrial Technologies, Inc.	6,474	2,234,890
BlueLinx Holdings, Inc.(a)	1,298	70,378
Boise Cascade Co.	6,518	497,845
Core & Main, Inc., Class A(a)	33,481	1,472,160
Custom Truck One Source, Inc.(a)	12,605	127,941
Distribution Solutions Group, Inc.(a)	1,168	40,378
DNOW, Inc.(a)	31,662	447,067
DXP Enterprises, Inc.(a)	2,257	354,394
EVI Industries, Inc.	632	8,892
GATX Corp.	6,251	1,118,116
Global Industrial Co.	1,978	70,694
Herc Holdings, Inc.	5,859	879,670
Hudson Technologies, Inc.(a)	6,427	38,819
Karat Packaging, Inc.	962	38,711
McGrath RentCorp	4,425	509,539
MSC Industrial Direct Co., Inc., Class A	8,086	997,812
NPK International, Inc.(a)	14,775	184,540
QXO, Inc.(a)(b)	169,814	2,258,526
Rush Enterprises, Inc., Class A	11,221	895,324
Rush Enterprises, Inc., Class B	1,327	103,148
SiteOne Landscape Supply, Inc.(a)	7,926	748,531
Titan Machinery, Inc.(a)	2,969	50,443
Transcat, Inc.(a)	1,379	117,725
Watsco, Inc.	6,221	1,924,155
WESCO International, Inc.	8,569	2,943,366
Willis Lease Finance Corp.	2,058	146,797
Xometry, Inc., Class A(a)(b)	8,230	705,476
		19,005,445
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp., Class A(a)(b)	2,830	30,281
Water Utilities — 0.3%
American States Water Co.	6,904	591,259
Cadiz, Inc.(a)(b)	6,768	20,236
California Water Service Group	10,751	538,733
Consolidated Water Co. Ltd.	2,091	61,057
Essential Utilities, Inc.	50,183	1,999,793
Global Water Resources, Inc.	1,533	10,976
H2O America	6,384	391,531

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Water Utilities (continued)
Middlesex Water Co.	3,385	$ 193,960
Pure Cycle Corp.(a)	2,457	25,823
York Water Co.	3,064	94,892
		3,928,260
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(a)	10,679	44,638
Millicom International Cellular SA	16,120	1,539,138
Spok Holdings, Inc.	2,335	25,452
Telephone and Data Systems, Inc.	18,187	610,719
		2,219,947
Total Common Stocks — 98.0% (Cost: $1,017,735,151)		1,310,225,758
Investment Companies
Equity Funds(e) — 1.3%
iShares Russell 2000 ETF(b)	37,619	10,954,653
iShares Russell Mid-Cap ETF	64,629	7,089,156
		18,043,809
Total Investment Companies — 1.3% (Cost: $17,543,875)		18,043,809
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(c)	658	335
Akero Therapeutics, Inc., CVR(c)	10,629	6,909
Chinook Therapeutics, CVR(c)	5,455	927
GTX, Inc., CVR(b)(c)	23	—
Icosavax, Inc., CVR	2,854	885
Inhibrx, Inc., CVR(c)	3,315	6,365
		15,421
Total Rights — 0.0% (Cost: $9,995)		15,421
Total Long-Term Investments — 99.3% (Cost: $1,035,289,021)		1,328,284,988
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(e)(f)(g)	106,672,190	$ 106,704,191
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(e)(f)	8,065,634	8,065,634
Total Short-Term Securities — 8.6% (Cost: $114,769,752)		114,769,825
Total Investments — 107.9% (Cost: $1,150,058,773)		1,443,054,813
Liabilities in Excess of Other Assets — (7.9)%		(106,083,205)
Net Assets — 100.0%		$ 1,336,971,608

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 83,442,502	$ 23,268,909 (a)	$ —	$ (7,293)	$ 73	$ 106,704,191	106,672,190	$ 765,948 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	4,484,385	3,581,249 (a)	—	—	—	8,065,634	8,065,634	215,542	—
iShares Russell 2000 ETF	3,866,968	105,907,586	(100,916,719)	1,860,809	236,009	10,954,653	37,619	108,792	—
iShares Russell Mid-Cap ETF	2,914,474	56,903,654	(53,480,954)	577,230	174,752	7,089,156	64,629	92,830	—
				$ 2,430,746	$ 410,834	$ 132,813,634		$ 1,183,112	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	27	09/18/26	$ 3,966	$ (88,972)
S&P Mid 400 E-Mini Index	13	09/18/26	4,905	(65,046)
				$ (154,018)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 154,018	$ —	$ —	$ —	$ 154,018

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 1,857,354	$ —	$ —	$ —	$ 1,857,354
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (95,902)	$ —	$ —	$ —	$ (95,902)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$7,158,690
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 36,240,357	$ —	$ —	$ 36,240,357
Air Freight & Logistics	4,699,550	—	—	4,699,550
Automobile Components	11,297,517	—	—	11,297,517
Automobiles	3,881,010	—	—	3,881,010

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 89,672,296	$ —	$ —	$ 89,672,296
Beverages	6,864,082	—	—	6,864,082
Biotechnology	76,794,698	—	—	76,794,698
Broadline Retail	4,377,725	—	—	4,377,725
Building Products	24,006,112	—	—	24,006,112
Capital Markets	35,880,501	702,827	—	36,583,328
Chemicals	23,187,530	—	—	23,187,530
Commercial Services & Supplies	16,082,838	—	—	16,082,838
Communications Equipment	12,375,528	—	—	12,375,528
Construction & Engineering	24,644,112	—	—	24,644,112
Construction Materials	2,883,714	—	—	2,883,714
Consumer Finance	15,308,062	—	—	15,308,062
Consumer Staples Distribution & Retail	15,933,497	—	—	15,933,497
Containers & Packaging	13,424,600	—	—	13,424,600
Distributors	2,435,335	—	—	2,435,335
Diversified Consumer Services	13,589,050	—	—	13,589,050
Diversified REITs	2,924,906	—	—	2,924,906
Diversified Telecommunication Services	4,669,900	—	—	4,669,900
Electric Utilities	9,822,799	—	—	9,822,799
Electrical Equipment	23,221,818	—	—	23,221,818
Electronic Equipment, Instruments & Components	35,889,668	—	—	35,889,668
Energy Equipment & Services	15,468,832	—	—	15,468,832
Entertainment	8,663,965	—	—	8,663,965
Financial Services	27,437,083	—	—	27,437,083
Food Products	15,206,681	—	—	15,206,681
Gas Utilities	9,291,270	—	—	9,291,270
Ground Transportation	11,509,513	—	—	11,509,513
Health Care Equipment & Supplies	28,397,053	—	—	28,397,053
Health Care Providers & Services	34,521,148	—	—	34,521,148
Health Care REITs	15,108,803	—	—	15,108,803
Health Care Technology	2,127,560	—	—	2,127,560
Hotel & Resort REITs	7,942,952	—	—	7,942,952
Hotels, Restaurants & Leisure	34,116,714	—	—	34,116,714
Household Durables	16,225,452	—	—	16,225,452
Household Products	3,970,591	—	—	3,970,591
Independent Power and Renewable Electricity Producers	7,227,651	—	—	7,227,651
Industrial Conglomerates	365,812	—	—	365,812
Industrial REITs	10,071,518	—	—	10,071,518
Insurance	43,508,868	—	—	43,508,868
Interactive Media & Services	7,013,336	—	—	7,013,336
IT Services	11,596,157	—	—	11,596,157
Leisure Products	7,325,395	—	—	7,325,395
Life Sciences Tools & Services	20,332,342	—	—	20,332,342
Machinery	62,093,287	—	—	62,093,287
Marine Transportation	2,807,223	—	—	2,807,223
Media	12,389,950	—	—	12,389,950
Metals & Mining	25,634,672	—	—	25,634,672
Mortgage Real Estate Investment Trusts (REITs)	10,974,918	—	—	10,974,918
Multi-Utilities	6,271,419	—	—	6,271,419
Office REITs	8,416,255	—	—	8,416,255
Oil, Gas & Consumable Fuels	43,510,026	—	—	43,510,026
Paper & Forest Products	354,180	—	—	354,180
Passenger Airlines	5,283,107	—	—	5,283,107
Personal Care Products	2,399,534	—	—	2,399,534
Pharmaceuticals	29,377,449	—	—	29,377,449
Professional Services	20,076,034	—	—	20,076,034
Real Estate Management & Development	8,581,262	—	—	8,581,262
Residential REITs	9,646,130	—	—	9,646,130
Retail REITs	19,621,514	—	—	19,621,514
Semiconductors & Semiconductor Equipment	41,983,078	—	—	41,983,078
Software	71,388,217	—	—	71,388,217
Specialized REITs	11,303,317	—	—	11,303,317
Specialty Retail	29,679,092	—	—	29,679,092
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Russell Small/Mid-Cap Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 4,004,214	$ —	$ —	$ 4,004,214
Textiles, Apparel & Luxury Goods	10,530,012	—	—	10,530,012
Tobacco	478,207	—	—	478,207
Trading Companies & Distributors	19,005,445	—	—	19,005,445
Transportation Infrastructure	30,281	—	—	30,281
Water Utilities	3,928,260	—	—	3,928,260
Wireless Telecommunication Services	2,219,947	—	—	2,219,947
Investment Companies	18,043,809	—	—	18,043,809
Rights	—	885	14,536	15,421
Short-Term Securities
Money Market Funds	114,769,825	—	—	114,769,825
	$1,442,336,565	$703,712	$14,536	$1,443,054,813
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (154,018)	$ —	$ —	$ (154,018)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.4%
AAR Corp.(a)	2,580	$ 361,303
AeroVironment, Inc.(a)	2,367	353,559
AerSale Corp.(a)(b)	1,574	9,759
AIRO Group Holdings, Inc.(a)(b)	4,989	33,626
Archer Aviation, Inc., Class A(a)(b)	42,177	195,701
Astronics Corp.(a)	2,310	160,522
ATI, Inc.(a)	8,829	1,654,908
Axon Enterprise, Inc.(a)	5,053	2,666,771
Beta Technologies, Inc., Class A(a)(b)	2,715	51,395
Boeing Co.(a)	49,360	10,668,670
BWX Technologies, Inc.	5,989	1,010,344
Cadre Holdings, Inc.	1,412	43,532
Carpenter Technology Corp.	3,137	1,630,173
Curtiss-Wright Corp.	2,388	1,728,912
Ducommun, Inc.(a)	926	165,773
Eve Holding, Inc., Class A(a)(b)	9,263	21,490
Firefly Aerospace, Inc.(a)(b)	5,456	110,920
FTAI Aviation Ltd.	6,661	1,372,166
General Dynamics Corp.	16,451	6,307,642
General Electric Co.(b)	66,913	24,093,364
HEICO Corp.	2,759	983,197
HEICO Corp., Class A	4,764	1,225,682
Hexcel Corp.	5,093	524,324
Honeywell Aerospace, Inc.(a)	20,544	4,247,267
Howmet Aerospace, Inc.	25,639	7,236,864
Huntington Ingalls Industries, Inc.	2,477	808,617
Intuitive Machines, Inc., Class A(a)(b)	8,930	110,196
Karman Holdings, Inc.(a)	4,552	219,179
Kratos Defense & Security Solutions, Inc.(a)	11,585	539,861
L3Harris Technologies, Inc.	12,110	3,355,197
Leonardo DRS, Inc.	4,533	208,745
Loar Holdings, Inc.(a)(b)	3,090	211,511
Lockheed Martin Corp.	13,162	7,670,024
Mercury Systems, Inc.(a)	3,660	355,386
Moog, Inc., Class A	1,819	709,137
National Presto Industries, Inc.	368	44,683
Northrop Grumman Corp.	8,678	4,707,641
Park Aerospace Corp.	1,798	60,952
Red Cat Holdings, Inc.(a)(b)	5,800	43,674
Redwire Corp.(a)	13,267	114,362
Rocket Lab Corp.(a)	34,624	2,248,829
RTX Corp.	87,383	18,806,569
Satellogic, Inc., Class A(a)	9,254	33,129
StandardAero, Inc.(a)	15,297	448,355
TAT Technologies Ltd.(a)(b)	984	38,278
Textron, Inc.	11,481	978,870
TransDigm Group, Inc.	3,611	4,529,566
V2X, Inc.(a)	2,103	189,775
Voyager Technologies, Inc., Class A(a)(b)	3,389	83,132
VSE Corp.	1,737	337,655
Woodward, Inc.	3,806	1,373,015
York Space Systems, Inc.(a)(b)	1,738	25,601
		115,109,803
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	7,696	1,136,930
Expeditors International of Washington, Inc.	8,456	1,419,678
FedEx Corp.	14,175	4,357,395
Forward Air Corp.(a)	1,607	22,578
GXO Logistics, Inc.(a)	7,459	374,144
Security	Shares	Value
Air Freight & Logistics (continued)
Hub Group, Inc., Class A	4,172	$ 194,123
Radiant Logistics, Inc.(a)	1,065	8,776
United Parcel Service, Inc., Class B	48,269	5,030,595
		12,544,219
Automobile Components — 0.1%
Adient PLC(a)	5,612	118,076
Aptiv PLC(a)	13,684	772,735
BorgWarner, Inc.	12,932	824,286
Cooper-Standard Holdings, Inc.(a)	698	20,570
Dana, Inc.	6,960	187,433
Dauch Corp.(a)	16,810	94,976
Dorman Products, Inc.(a)	1,914	254,868
Fox Factory Holding Corp.(a)	2,625	47,250
Garrett Motion, Inc.	11,461	357,010
Gentex Corp.	14,762	344,840
Gentherm, Inc.(a)	2,298	93,253
Goodyear Tire & Rubber Co.(a)(b)	17,489	121,549
Holley, Inc.(a)	3,298	8,806
LCI Industries	1,621	165,926
Lear Corp.	3,158	412,561
Patrick Industries, Inc.	2,094	172,860
Phinia, Inc.	2,312	170,140
QuantumScape Corp., Class A(a)(b)	34,903	182,194
Solid Power, Inc., Class A(a)(b)	8,899	18,332
Standard Motor Products, Inc.	1,696	64,838
Versigent PLC(a)	4,599	190,169
Visteon Corp.	1,648	172,282
XPEL, Inc.(a)	1,523	67,575
		4,862,529
Automobiles — 1.5%
Ford Motor Co.	251,884	3,697,657
General Motors Co.	58,498	5,198,132
Harley-Davidson, Inc.	6,603	162,037
Lucid Group, Inc.(a)(b)	7,689	56,745
Rivian Automotive, Inc., Class A(a)(b)	52,700	802,094
Tesla, Inc.(a)	189,380	58,936,950
Thor Industries, Inc.	3,278	245,752
Winnebago Industries, Inc.	2,035	61,620
		69,160,987
Banks — 3.9%
1st Source Corp.	997	89,471
ACNB Corp.	658	42,428
Amalgamated Financial Corp.	1,444	71,305
Amerant Bancorp, Inc., Class A	2,297	67,991
Ameris Bancorp	4,339	378,404
Arrow Financial Corp.	1,851	73,744
Associated Banc-Corp.	9,992	308,553
Atlantic Union Bankshares Corp.	9,021	382,761
Axos Financial, Inc.(a)	3,469	351,791
Banc of California, Inc.	8,936	171,124
BancFirst Corp.	1,313	148,133
Bancorp, Inc.(a)	2,494	167,273
Bank First Corp.	578	88,284
Bank of America Corp.	429,225	26,590,489
Bank of Hawaii Corp.	2,181	174,262
Bank of Marin Bancorp	1,301	37,937
Bank of NT Butterfield & Son Ltd.	2,623	160,764
Bank OZK	6,920	354,996
BankUnited, Inc.	5,109	238,335
Banner Corp.	2,344	165,041
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Bar Harbor Bankshares	1,349	$ 53,569
BayCom Corp.	1,314	39,657
BCB Bancorp, Inc.	1,342	13,407
Beacon Financial Corp.	5,576	175,700
BOK Financial Corp.	1,395	197,100
Bridgewater Bancshares, Inc.(a)	1,355	27,750
Burke & Herbert Financial Services Corp.	750	54,937
Business First Bancshares, Inc.	2,631	83,718
Byline Bancorp, Inc.	1,662	65,267
California BanCorp	2,299	48,969
Camden National Corp.	1,025	59,337
Capital Bancorp, Inc.	643	24,003
Capital City Bank Group, Inc.	1,111	57,628
Capitol Federal Financial, Inc.	5,759	50,910
Carter Bankshares, Inc.	1,163	40,217
Cathay General Bancorp	4,573	288,968
Central BanCo, Inc.	1,671	54,809
Central Pacific Financial Corp.	427	16,824
ChoiceOne Financial Services, Inc.	1,113	37,875
Citigroup, Inc.	110,384	14,620,361
Citizens & Northern Corp.	1,802	45,753
Citizens Financial Group, Inc.	27,658	1,981,696
Citizens Financial Services, Inc.	365	28,295
City Holding Co.	990	143,659
Civista Bancshares, Inc.	808	23,480
CNB Financial Corp.	1,531	53,738
Coastal Financial Corp.(a)	714	29,267
Colony Bankcorp, Inc.	1,564	34,283
Columbia Banking System, Inc.	19,765	618,052
Columbia Financial, Inc.(a)	7,080	76,535
Commerce Bancshares, Inc.	9,704	575,156
Community Financial System, Inc.	3,600	233,316
Community Trust Bancorp, Inc.	982	77,038
Community West Bancshares	1,053	26,357
ConnectOne Bancorp, Inc.	2,984	98,293
Cullen/Frost Bankers, Inc.	4,086	679,665
Customers Bancorp, Inc.(a)	1,668	131,238
CVB Financial Corp.	11,228	251,170
Dime Commercial Bancshares, Inc.	1,767	72,023
Eagle Bancorp, Inc.	2,662	73,870
East West Bancorp, Inc.	9,162	1,200,222
Eastern Bankshares, Inc.	14,366	329,843
Enterprise Financial Services Corp.	2,436	161,531
Equity Bancshares, Inc., Class A	1,265	64,110
Esquire Financial Holdings, Inc.	654	84,510
Farmers & Merchants Bancorp, Inc.	828	27,622
Farmers National Banc Corp.	1,865	29,579
FB Financial Corp.	4,311	260,298
Fifth Third Bancorp	58,531	3,307,001
Financial Institutions, Inc.	1,577	65,382
First Bancorp, Inc.	314	11,021
First BanCorp./Puerto Rico	4,334	125,383
First Bancorp/Southern Pines NC	1,949	122,534
First Bank	1,767	32,742
First Busey Corp.	6,005	185,314
First Business Financial Services, Inc.	758	53,219
First Citizens BancShares, Inc., Class A	516	1,128,311
First Commonwealth Financial Corp.	6,445	138,761
First Community Bankshares, Inc.	972	46,384
First Financial Bancorp	6,576	222,466
First Financial Bankshares, Inc.	8,460	297,284
First Financial Corp.	1,022	82,322
First Hawaiian, Inc.	7,638	212,260
Security	Shares	Value
Banks (continued)
First Horizon Corp.	31,938	$ 818,890
First Interstate BancSystem, Inc., Class A	6,284	238,918
First Merchants Corp.	3,624	156,339
First Mid Bancshares, Inc.	1,619	84,334
Firstsun Capital Bancorp(a)	2,499	96,661
Five Star Bancorp	948	44,736
Flagstar Bank N.A.	21,367	303,839
FNB Corp.	22,550	426,195
Fulton Financial Corp.	12,499	304,101
German American Bancorp, Inc.	1,773	90,210
Glacier Bancorp, Inc.	9,396	463,129
Great Southern Bancorp, Inc.	559	44,893
Greene County Bancorp, Inc.	778	26,032
Hancock Whitney Corp.	5,193	399,861
Hanmi Financial Corp.	907	28,915
HBT Financial, Inc.	1,273	45,624
Heritage Financial Corp.	1,053	31,306
Hilltop Holdings, Inc.	2,354	92,842
Hingham Institution For Savings	79	22,529
Home Bancorp, Inc.	190	13,555
Home BancShares, Inc.	13,516	419,942
HomeTrust Bancshares, Inc.	642	32,864
Hope Bancorp, Inc.	7,383	103,436
Horizon Bancorp, Inc.	2,632	53,824
Huntington Bancshares, Inc.	130,508	2,223,856
Independent Bank Corp.	3,974	291,845
International Bancshares Corp.	3,429	262,456
John Marshall Bancorp, Inc.	759	17,609
JPMorgan Chase & Co.	173,345	60,981,038
Kearny Financial Corp.	5,495	52,697
KeyCorp	60,073	1,357,049
Lakeland Financial Corp.	1,478	92,597
Live Oak Bancshares, Inc.	2,391	102,335
M&T Bank Corp.	9,494	2,338,277
Mechanics Bancorp, Class A	4,013	67,378
Mercantile Bank Corp.	998	59,960
Metrocity Bankshares, Inc.	1,908	67,505
Metropolitan Bank Holding Corp.	533	49,292
Mid Penn Bancorp, Inc.	806	30,902
Midland States Bancorp, Inc.	963	32,424
MVB Financial Corp.	865	26,512
National Bank Holdings Corp., Class A	2,571	111,041
NB Bancorp, Inc.	1,905	43,834
NBT Bancorp, Inc.	3,198	168,375
Nicolet Bankshares, Inc.	1,264	216,043
Northeast Bank(b)	629	78,103
Northpointe Bancshares, Inc.(b)	2,350	41,125
Northrim BanCorp, Inc.	2,288	60,655
Northwest Bancshares, Inc.	8,857	139,409
NU Holdings Ltd., Class A(a)	223,065	3,196,521
OceanFirst Financial Corp.	6,414	123,854
OFG Bancorp	2,691	142,246
Old National Bancorp	22,582	601,584
Old Second Bancorp, Inc.	2,744	69,396
Orange County Bancorp, Inc.	1,391	53,206
Origin Bancorp, Inc.	1,892	103,549
Orrstown Financial Services, Inc.	1,174	50,165
Park National Corp.	1,046	217,725
Pathward Financial, Inc.(b)	1,236	109,065
PCB Bancorp	1,231	34,308
Peapack-Gladstone Financial Corp.	1,216	55,912
Peoples Bancorp, Inc.	2,207	91,944
Peoples Financial Services Corp.	546	38,417

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Pinnacle Financial Partners, Inc.	9,463	$ 995,791
PNC Financial Services Group, Inc.	26,257	6,560,837
Popular, Inc.	4,191	734,305
Preferred Bank	305	31,854
Primis Financial Corp.	1,942	31,111
Prosperity Bancshares, Inc.	9,374	701,831
Provident Financial Services, Inc.	7,831	193,269
QCR Holdings, Inc.	904	93,067
RBB Bancorp	350	9,229
Red River Bancshares, Inc.	282	28,355
Regions Financial Corp.	56,525	1,749,449
Renasant Corp.	5,929	258,327
Republic Bancorp, Inc., Class A	538	53,553
S&T Bancorp, Inc.	2,186	114,000
Seacoast Banking Corp. of Florida	5,847	203,125
ServisFirst Bancshares, Inc.	3,545	317,277
Shore Bancshares, Inc.	2,166	53,067
Sierra Bancorp	1,347	54,904
Simmons First National Corp., Class A	9,597	226,393
SmartFinancial, Inc.	1,272	66,653
South Plains Financial, Inc.	1,099	49,279
Southern First Bancshares, Inc.(a)	161	10,046
Southern Missouri Bancorp, Inc.	347	26,861
Southside Bancshares, Inc.	1,208	39,272
Southstate Bank Corp.	6,371	669,528
Stock Yards Bancorp, Inc.	1,716	146,032
Texas Capital Bancshares, Inc.	2,861	282,810
TFS Financial Corp.	4,986	91,792
Third Coast Bancshares, Inc.(a)	1,211	53,090
Tompkins Financial Corp.	1,151	114,916
Towne Bank	7,904	299,641
TriCo Bancshares	1,964	113,009
Triumph Financial, Inc.(a)	1,335	101,367
Truist Financial Corp.	80,794	4,188,361
TrustCo Bank Corp.	719	40,969
Trustmark Corp.	3,530	167,498
U.S. Bancorp	101,687	6,407,298
UMB Financial Corp.	4,570	665,986
United Bankshares, Inc.	8,569	415,168
United Community Banks, Inc.	3,642	129,072
Univest Financial Corp.	1,834	81,136
USCB Financial Holdings, Inc., Class A	1,758	38,623
Valley National Bancorp	30,499	435,831
WaFd, Inc.	5,559	204,404
Washington Trust Bancorp, Inc.	1,069	41,670
Webster Financial Corp.	10,409	803,783
Wells Fargo & Co.	198,796	17,185,914
WesBanco, Inc.	5,904	244,307
West BanCorp, Inc.	1,337	37,503
Westamerica BanCorp	1,572	94,556
Western Alliance Bancorp	7,330	589,992
Wintrust Financial Corp.	4,767	760,527
WSFS Financial Corp.	3,434	275,407
Zions Bancorp N.A.	9,529	664,171
		185,604,475
Beverages — 0.9%
Boston Beer Co., Inc., Class A(a)	590	108,088
Brown-Forman Corp., Class A	2,982	87,134
Brown-Forman Corp., Class B	8,767	251,876
Celsius Holdings, Inc.(a)	10,406	303,959
Coca-Cola Co.	252,014	22,073,906
Coca-Cola Consolidated, Inc.	3,717	698,424
Security	Shares	Value
Beverages (continued)
Constellation Brands, Inc., Class A	9,048	$ 1,178,321
Keurig Dr. Pepper, Inc.	83,774	2,607,047
MGP Ingredients, Inc.	1,116	19,753
Molson Coors Beverage Co., Class B	9,650	401,054
Monster Beverage Corp.(a)	45,545	4,389,627
National Beverage Corp.	1,540	48,726
PepsiCo, Inc.	88,509	12,352,316
Primo Brands Corp.	15,485	351,510
Vita Coco Co., Inc.(a)	3,365	221,888
		45,093,629
Biotechnology — 2.2%
4D Molecular Therapeutics, Inc.(a)(b)	3,771	38,389
AbbVie, Inc.	114,649	28,770,020
Absci Corp.(a)	12,031	93,601
ACADIA Pharmaceuticals, Inc.(a)	7,957	205,848
ADC Therapeutics SA(a)(b)	13,438	14,110
ADMA Biologics, Inc.(a)	15,650	132,399
Agios Pharmaceuticals, Inc.(a)	3,560	106,871
Akebia Therapeutics, Inc.(a)	20,965	27,674
Aktis Oncology, Inc.(a)	2,403	53,034
Alector, Inc.(a)	2,986	4,509
Alkermes PLC(a)	10,922	535,069
Allogene Therapeutics, Inc.(a)	5,719	10,752
Alnylam Pharmaceuticals, Inc.(a)	8,577	1,762,745
Altimmune, Inc.(a)	4,063	11,539
Amgen, Inc.	35,022	13,489,074
AnaptysBio, Inc.(a)	1,588	84,736
Anavex Life Sciences Corp.(a)	5,000	13,750
Anika Therapeutics, Inc.(a)	1,304	25,141
Annexon, Inc.(a)	6,182	31,497
Apogee Therapeutics, Inc.(a)	2,804	375,988
Arbutus Biopharma Corp.(a)(b)	7,498	32,541
Arcturus Therapeutics Holdings, Inc.(a)(b)	1,205	6,941
Arcus Biosciences, Inc.(a)	5,664	159,668
Arcutis Biotherapeutics, Inc.(a)	7,737	207,816
Ardelyx, Inc.(a)	19,142	94,753
ArriVent Biopharma, Inc.(a)(b)	2,616	78,009
Arrowhead Pharmaceuticals, Inc.(a)	8,726	738,656
ARS Pharmaceuticals, Inc.(a)(b)	4,460	22,880
Ascendis Pharma A/S(a)	3,275	798,805
Atrium Therapeutics, Inc.(a)	767	8,705
Aura Biosciences, Inc.(a)	383	2,685
Aurinia Pharmaceuticals, Inc.(a)(b)	8,475	126,108
Avalo Therapeutics, Inc.(a)	3,428	62,561
Beam Therapeutics, Inc.(a)	5,581	142,427
Bicara Therapeutics, Inc.(a)	3,322	90,026
BioCryst Pharmaceuticals, Inc.(a)	17,535	157,464
Biogen, Inc.(a)	9,524	1,932,896
Biohaven Ltd.(a)	9,186	124,011
BioMarin Pharmaceutical, Inc.(a)	11,927	715,859
Bridgebio Pharma, Inc.(a)	11,358	909,662
Bright Minds Biosciences, Inc.(a)	462	33,846
Candel Therapeutics, Inc.(a)(b)	7,288	72,953
Capricor Therapeutics, Inc.(a)(b)	2,768	10,657
CareDx, Inc.(a)	4,277	186,948
Caris Life Sciences, Inc.(a)	9,111	142,769
Celcuity, Inc.(a)(b)	2,365	204,289
Celldex Therapeutics, Inc.(a)	4,265	162,326
CG oncology, Inc.(a)(b)	4,925	350,611
Climb Bio, Inc.(a)(b)	3,715	44,209
Cogent Biosciences, Inc.(a)	10,805	420,639
Coherus Oncology, Inc.(a)(b)	6,286	8,863
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Compass Therapeutics, Inc.(a)	8,157	$ 15,580
Corvus Pharmaceuticals, Inc.(a)	6,440	85,394
Crescent Biopharma, Inc.(a)(b)	2,741	39,662
CRISPR Therapeutics AG(a)(b)	5,693	273,207
Cullinan Therapeutics, Inc.(a)(b)	4,093	67,535
Cytokinetics, Inc.(a)	8,119	626,218
CytomX Therapeutics, Inc.(a)	15,476	47,976
Damora Therapeutics, Inc.(a)(b)	3,954	114,626
Denali Therapeutics, Inc.(a)(b)	8,773	201,954
Design Therapeutics, Inc.(a)	2,613	31,826
DiaMedica Therapeutics, Inc.(a)(b)	5,293	33,558
Dianthus Therapeutics, Inc.(a)	3,141	335,836
Disc Medicine, Inc.(a)	1,841	141,757
Dyne Therapeutics, Inc.(a)	8,944	225,210
Editas Medicine, Inc.(a)	6,257	16,143
Eledon Pharmaceuticals, Inc.(a)(b)	11,861	40,090
Emergent BioSolutions, Inc.(a)(b)	2,372	17,126
Enanta Pharmaceuticals, Inc.(a)	1,355	17,073
Entrada Therapeutics, Inc.(a)(b)	1,826	12,399
Erasca, Inc.(a)	13,379	242,829
Exelixis, Inc.(a)	15,850	840,525
Fennec Pharmaceuticals, Inc.(a)	4,379	41,907
First Tracks Biotherapeutics, Inc.(a)(b)	1,588	69,936
Foghorn Therapeutics, Inc.(a)(b)	1,251	5,667
Geron Corp.(a)	43,271	55,820
Gilead Sciences, Inc.	80,583	10,492,712
GRAIL, Inc.(a)(b)	2,342	160,568
Halozyme Therapeutics, Inc.(a)	7,370	608,320
Heron Therapeutics, Inc.(a)(b)	5,088	2,525
Hyperliquid Strategies, Inc.(a)(b)	8,087	50,220
Ideaya Biosciences, Inc.(a)(b)	5,296	188,008
Immix Biopharma, Inc.(a)(b)	4,611	38,364
ImmunityBio, Inc.(a)(b)	26,072	186,936
Immunome, Inc.(a)	7,137	162,438
Immunovant, Inc.(a)	5,346	206,463
Incyte Corp.(a)	10,733	1,282,808
Inhibrx Biosciences, Inc.(a)(b)	560	45,948
Insmed, Inc.(a)	14,073	1,387,598
Intellia Therapeutics, Inc.(a)(b)	8,619	92,051
Ionis Pharmaceuticals, Inc.(a)(b)	10,833	560,824
Iovance Biotherapeutics, Inc.(a)(b)	18,001	73,264
Ironwood Pharmaceuticals, Inc., Class A(a)	8,803	37,237
Jade Biosciences, Inc.(a)(b)	2,845	56,189
Janux Therapeutics, Inc.(a)	2,065	31,326
Kailera Therapeutics, Inc.(a)	3,612	61,187
Keros Therapeutics, Inc.(a)	1,802	18,146
Kiniksa Pharmaceuticals International PLC(a)	2,871	213,430
Kodiak Sciences, Inc.(a)	1,928	80,166
Krystal Biotech, Inc.(a)	1,586	541,016
Kura Oncology, Inc.(a)	4,970	44,780
Kymera Therapeutics, Inc.(a)	4,032	416,909
Kyverna Therapeutics, Inc.(a)(b)	5,270	38,471
Larimar Therapeutics, Inc.(a)	4,731	18,072
Lexeo Therapeutics, Inc.(a)	4,465	18,440
Madrigal Pharmaceuticals, Inc.(a)	1,144	534,614
MannKind Corp.(a)	23,145	90,497
MapLight Therapeutics, Inc.(a)	1,263	16,444
MeiraGTx Holdings PLC(a)	2,029	23,922
MiMedx Group, Inc.(a)	9,149	37,785
Mineralys Therapeutics, Inc.(a)(b)	4,365	111,395
Mirum Pharmaceuticals, Inc.(a)(b)	3,122	330,776
Moderna, Inc.(a)(b)	23,584	1,292,875
Monte Rosa Therapeutics, Inc.(a)(b)	5,533	91,405
Security	Shares	Value
Biotechnology (continued)
Myriad Genetics, Inc.(a)	6,730	$ 19,248
Natera, Inc.(a)	8,839	2,366,731
Neurocrine Biosciences, Inc.(a)	6,435	1,073,358
Neurogene, Inc.(a)	1,070	35,192
Nkarta, Inc.(a)	2,544	5,317
Novavax, Inc.(a)(b)	8,300	60,756
Nurix Therapeutics, Inc.(a)(b)	6,977	161,936
Nuvectis Pharma, Inc.(a)(b)	2,394	51,519
Ocugen, Inc.(a)(b)	33,116	40,733
Olema Pharmaceuticals, Inc.(a)(b)	3,954	45,273
Organogenesis Holdings, Inc., Class A(a)(b)	6,610	15,666
ORIC Pharmaceuticals, Inc.(a)(b)	3,677	40,704
Oruka Therapeutics, Inc.(a)(b)	3,355	323,791
Ovid therapeutics, Inc.(a)(b)	17,417	38,666
Palvella Therapeutics, Inc.(a)	809	112,483
Perspective Therapeutics, Inc.(a)(b)	3,920	11,407
Praxis Precision Medicines, Inc.(a)(b)	1,529	470,672
Precigen, Inc.(a)	15,220	95,429
Prime Medicine, Inc.(a)(b)	2,694	7,866
Protagonist Therapeutics, Inc.(a)	4,003	546,970
Prothena Corp. PLC(a)	2,491	20,227
PTC Therapeutics, Inc.(a)	5,440	369,974
Recursion Pharmaceuticals, Inc., Class A(a)(b)	38,195	114,585
Regeneron Pharmaceuticals, Inc.	6,577	5,015,818
REGENXBIO, Inc.(a)	3,603	34,913
Relay Therapeutics, Inc.(a)	10,571	199,052
Replimune Group, Inc.(a)	3,154	35,325
Revolution Medicines, Inc.(a)	12,346	2,315,245
Rezolute, Inc.(a)	5,514	26,026
Rhythm Pharmaceuticals, Inc.(a)	3,416	339,038
Rigel Pharmaceuticals, Inc.(a)(b)	1,105	40,675
Rocket Pharmaceuticals, Inc.(a)	4,600	14,306
Roivant Sciences Ltd.(a)	32,001	1,085,154
Sagimet Biosciences, Inc., Series A, Class A(a)(b)	6,156	43,769
Sana Biotechnology, Inc.(a)(b)	11,242	35,187
Sarepta Therapeutics, Inc.(a)	6,626	98,462
Savara, Inc.(a)(b)	7,236	39,509
Scholar Rock Holding Corp.(a)	7,323	346,341
SELLAS Life Sciences Group, Inc.(a)(b)	11,291	113,023
Shattuck Labs, Inc.(a)	6,646	46,987
Sionna Therapeutics, Inc.(a)	1,048	49,392
Solid Biosciences, Inc.(a)(b)	7,253	58,459
Spyre Therapeutics, Inc.(a)	4,592	451,531
Stoke Therapeutics, Inc.(a)(b)	3,419	98,672
Summit Therapeutics, Inc.(a)(b)	8,075	105,137
Sutro Biopharma, Inc.(a)	1,566	37,850
Syndax Pharmaceuticals, Inc.(a)	4,959	94,469
Tango Therapeutics, Inc.(a)	9,207	250,246
Taysha Gene Therapies, Inc.(a)(b)	14,523	85,105
Tenax Therapeutics, Inc.(a)	3,030	41,511
TG Therapeutics, Inc.(a)	9,684	503,859
Travere Therapeutics, Inc.(a)	5,719	319,635
Twist Bioscience Corp.(a)	3,793	347,249
Tyra Biosciences, Inc.(a)	1,832	58,404
Ultragenyx Pharmaceutical, Inc.(a)	6,233	155,264
United Therapeutics Corp.(a)	2,666	1,380,215
Upstream Bio, Inc.(a)	1,800	11,358
UroGen Pharma Ltd.(a)	3,016	115,332
Vanda Pharmaceuticals, Inc.(a)	2,945	15,020
Vaxcyte, Inc.(a)	8,132	439,779
Vera Therapeutics, Inc., Class A(a)	4,262	136,810
Veracyte, Inc.(a)	5,067	234,703
Verastem, Inc.(a)(b)	5,492	31,854

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Vericel Corp.(a)	3,406	$ 156,540
Vertex Pharmaceuticals, Inc.(a)	16,465	7,855,451
Viking Therapeutics, Inc.(a)	7,100	225,354
Vir Biotechnology, Inc.(a)	5,579	48,314
Viridian Therapeutics, Inc.(a)	4,821	91,213
Vor BioPharma, Inc.(a)(b)	3,661	77,430
Voyager Therapeutics, Inc.(a)	2,518	7,630
X4 Pharmaceuticals, Inc.(a)(b)	11,344	45,149
Xencor, Inc.(a)	3,868	78,172
Xenon Pharmaceuticals, Inc.(a)	6,485	406,415
Z Squared, Inc.(a)(b)	3,416	16,431
Zenas Biopharma, Inc.(a)(b)	1,247	39,206
Zymeworks, Inc.(a)	3,388	74,333
		107,082,137
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	628,767	170,760,542
Coupang, Inc., Class A(a)	80,184	1,311,008
Dillard’s, Inc., Class A(b)	175	102,959
eBay, Inc.	28,526	3,252,249
Etsy, Inc.(a)	6,053	494,409
Groupon, Inc.(a)(b)	2,275	62,745
Kohl’s Corp.	6,902	132,104
Macy’s, Inc.	17,106	424,571
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,765	276,615
Pattern Group, Inc., Class A(a)	2,127	48,964
Savers Value Village, Inc.(a)(b)	1,377	14,128
		176,880,294
Building Products — 0.6%
A.O. Smith Corp.	6,846	411,650
AAON, Inc.	4,692	417,870
Advanced Drainage Systems, Inc.	4,741	656,534
Allegion PLC	5,591	880,023
Apogee Enterprises, Inc.	1,427	56,509
Armstrong World Industries, Inc.	2,731	476,996
AZZ, Inc.	1,867	270,192
Builders FirstSource, Inc.(a)	6,670	443,155
Carlisle Cos., Inc.	2,631	946,949
Carrier Global Corp.	50,878	3,144,769
CSW Industrials, Inc.	973	310,319
Fortune Brands Innovations, Inc.	7,637	376,199
Gibraltar Industries, Inc.(a)	1,865	78,815
Griffon Corp.	2,530	218,010
Hayward Holdings, Inc.(a)	11,880	179,744
Insteel Industries, Inc.	1,232	37,761
Janus International Group, Inc.(a)	10,578	54,265
Johnson Controls International PLC	39,825	5,840,734
Lennox International, Inc.	1,983	824,690
Louisiana-Pacific Corp.	4,046	293,052
Masco Corp.	12,800	914,944
Masterbrand, Inc.(a)	14,644	120,813
Modine Manufacturing Co.(a)	3,469	697,477
Owens Corning	5,416	752,282
Quanex Building Products Corp.	2,024	36,108
Resideo Technologies, Inc.(a)	8,239	282,598
Simpson Manufacturing Co., Inc.	2,694	505,772
Tecnoglass Holdings, Inc.(b)	1,729	75,108
Trane Technologies PLC	14,364	6,534,902
Trex Co., Inc.(a)	6,526	282,967
Security	Shares	Value
Building Products (continued)
UFP Industries, Inc.	3,867	$ 335,424
Zurn Elkay Water Solutions Corp.	9,531	481,411
		26,938,042
Capital Markets — 3.1%
Acadian Asset Management, Inc.	1,883	162,861
Affiliated Managers Group, Inc.	1,696	621,974
AlTi Global, Inc., Class A(a)(b)	6,212	22,363
Ameriprise Financial, Inc.	5,854	3,195,347
Ares Management Corp., Class A	12,720	1,629,305
Artisan Partners Asset Management, Inc., Class A	3,613	141,774
Bank of New York Mellon Corp.	44,788	7,001,708
BGC Group, Inc., Class A	22,373	257,737
Blackrock, Inc.(c)	9,901	10,795,951
Blackstone, Inc., Class A	48,500	6,195,875
Blue Owl Capital, Inc., Class A	41,353	425,936
Brookfield Asset Management Ltd., Class A	25,222	1,220,745
Bullish(a)(b)	2,221	48,396
Carlyle Group, Inc.	16,614	764,576
Cboe Global Markets, Inc.	6,816	2,114,528
Charles Schwab Corp.	106,165	11,172,805
CME Group, Inc., Class A	23,522	6,298,956
Cohen & Steers, Inc.	1,830	150,554
Coinbase Global, Inc., Class A(a)	14,321	2,094,590
DigitalBridge Group, Inc., Class A	11,708	185,806
Donnelley Financial Solutions, Inc.(a)	2,348	111,060
Evercore, Inc., Class A	2,342	750,752
FactSet Research Systems, Inc.	2,379	626,153
Franklin Resources, Inc.	16,689	565,090
Freedom Holding Corp.(a)(b)	1,141	172,599
Galaxy Digital, Inc., Class A(a)	12,042	253,003
GCM Grosvenor, Inc., Class A	2,165	27,019
Goldman Sachs Group, Inc.	18,711	19,054,908
Hamilton Lane, Inc., Class A	2,666	237,034
Houlihan Lokey, Inc., Class A	3,436	431,184
Interactive Brokers Group, Inc., Class A	27,849	2,450,434
Intercontinental Exchange, Inc.	36,896	5,625,902
Invesco Ltd.	23,471	694,742
Jefferies Financial Group, Inc.	9,727	531,094
KKR & Co., Inc., Class A	44,526	4,516,272
Lazard, Inc.	6,306	267,248
LPL Financial Holdings, Inc.	5,204	1,840,655
Marex Group Ltd.	3,698	240,074
MarketAxess Holdings, Inc.	2,264	367,447
Miami International Holdings, Inc.(a)	5,201	244,655
Moelis & Co., Class A	4,116	276,101
Moody’s Corp.	9,794	4,685,254
Morgan Stanley	72,796	15,317,734
Morningstar, Inc.	1,143	220,108
MSCI, Inc., Class A	4,518	2,585,380
Nasdaq, Inc.	29,286	2,758,448
Northern Trust Corp.	11,942	2,175,713
Patria Investments Ltd., Class A	4,257	46,061
Perella Weinberg Partners, Class A	3,888	68,623
Piper Sandler Cos.	4,604	348,983
PJT Partners, Inc., Class A	1,390	233,951
Raymond James Financial, Inc.	11,804	2,077,268
Ridgepost Capital, Inc., Class A	2,388	20,585
Robinhood Markets, Inc., Class A(a)	49,825	4,312,852
S&P Global, Inc.	19,216	7,915,647
SEI Investments Co.	6,704	690,378
State Street Corp.	17,171	3,162,211
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
StepStone Group, Inc., Class A	4,484	$ 196,668
Stifel Financial Corp.	9,420	781,012
StoneX Group, Inc.(a)	6,903	528,563
T. Rowe Price Group, Inc.	13,441	1,502,032
TPG, Inc., Class A	9,479	413,853
Tradeweb Markets, Inc., Class A	7,538	757,569
Victory Capital Holdings, Inc., Class A	3,077	304,715
Virtu Financial, Inc., Class A	5,659	332,353
Virtus Investment Partners, Inc.	369	58,800
Webull Corp., Class A(a)	18,097	127,765
WisdomTree, Inc.	8,155	157,962
XP, Inc., Class A	26,856	458,163
		146,023,864
Chemicals — 1.0%
AdvanSix, Inc.	1,773	35,566
Air Products and Chemicals, Inc.	14,110	4,160,898
Albemarle Corp.	7,811	918,886
Alto Ingredients, Inc.(a)	8,426	40,108
Ashland, Inc.	3,555	258,129
ASP Isotopes, Inc.(a)(b)	4,710	18,840
Aspen Aerogels, Inc.(a)	3,713	17,191
Avient Corp.	6,209	225,511
Axalta Coating Systems Ltd.(a)	13,464	482,146
Balchem Corp.	2,008	336,450
Cabot Corp.	3,476	305,957
Celanese Corp., Class A	7,270	325,114
CF Industries Holdings, Inc.	9,727	1,217,723
Chemours Co.	9,301	154,490
Corteva, Inc.	43,461	3,420,815
Dow, Inc.	46,101	1,396,399
DuPont de Nemours, Inc.	9,160	1,254,920
Eastman Chemical Co.	7,291	510,005
Ecolab, Inc.	16,095	4,468,455
Ecovyst, Inc.(a)	8,228	99,230
Element Solutions, Inc.	14,305	525,423
Flotek Industries, Inc.(a)(b)	2,111	49,693
FMC Corp.	8,070	86,430
Hawkins, Inc.	1,192	152,612
HB Fuller Co.	3,284	181,605
Huntsman Corp.	10,842	105,818
Ingevity Corp.(a)	2,428	177,511
Innospec, Inc.	1,590	136,708
International Flavors & Fragrances, Inc.	16,777	1,329,074
Intrepid Potash, Inc.(a)	1,395	47,374
Koppers Holdings, Inc.	1,089	53,383
Kronos Worldwide, Inc.	777	4,678
Linde PLC	29,868	14,288,254
LSB Industries, Inc.(a)	3,652	39,734
LyondellBasell Industries NV, Class A	16,808	1,043,441
Mativ Holdings, Inc.	4,907	42,838
Minerals Technologies, Inc.	2,032	154,920
Mosaic Co.	21,235	469,718
NewMarket Corp.	383	325,611
Olin Corp.	7,772	143,860
Orion SA	3,373	22,768
Perimeter Solutions, Inc.(a)	8,957	274,174
PPG Industries, Inc.	14,254	1,575,352
PureCycle Technologies, Inc.(a)(b)	9,838	62,668
Quaker Chemical Corp.	858	137,726
Rayonier Advanced Materials, Inc.(a)(b)	5,463	48,894
RPM International, Inc.	8,075	864,590
Security	Shares	Value
Chemicals (continued)
Scotts Miracle-Gro Co.	2,617	$ 171,885
Sensient Technologies Corp.	2,722	336,630
Sherwin-Williams Co.	14,987	5,108,319
Solstice Advanced Materials, Inc.	10,489	631,123
Stepan Co.	1,403	89,988
Tronox Holdings PLC	6,792	39,665
Westlake Corp.	2,011	141,775
		48,511,075
Commercial Services & Supplies — 0.5%
ABM Industries, Inc.	3,510	168,164
ACCO Brands Corp.	3,640	15,361
ACV Auctions, Inc., Class A(a)(b)	10,052	75,290
BrightView Holdings, Inc.(a)	2,533	33,030
Brink’s Co.	2,607	308,799
Casella Waste Systems, Inc., Class A(a)(b)	3,988	357,764
Cimpress PLC(a)	1,338	132,061
Cintas Corp.	22,138	4,530,099
Clean Harbors, Inc.(a)	3,316	1,037,510
Copart, Inc.(a)	57,399	1,671,459
CoreCivic, Inc.(a)	6,328	189,207
Deluxe Corp.	2,249	58,182
Ennis, Inc.	1,476	32,177
Enviri Corp.(a)	1,620	35,932
GEO Group, Inc.(a)	8,758	270,535
GFL Environmental, Inc.	15,870	655,748
Healthcare Services Group, Inc.(a)	5,735	133,626
HNI Corp.	4,237	190,707
Interface, Inc., Class A	3,655	125,220
Liquidity Services, Inc.(a)	1,769	68,956
MillerKnoll, Inc.	5,129	115,505
MSA Safety, Inc.	2,308	439,143
Onterris, Inc.(a)(b)	3,780	79,342
OPENLANE, Inc.(a)	7,187	285,755
Pitney Bowes, Inc.	3,321	58,217
Quad/Graphics, Inc., Class A	1,629	16,925
RB Global, Inc.	11,776	1,292,298
Republic Services, Inc.	12,883	2,712,516
Rollins, Inc.	19,836	753,173
Tetra Tech, Inc.	16,676	552,976
UniFirst Corp.	954	279,503
Veralto Corp.	15,588	1,467,922
Vestis Corp.(a)	5,377	77,751
Waste Management, Inc.	24,019	5,441,504
		23,662,357
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.(a)	5,274	44,882
Applied Optoelectronics, Inc.(a)	4,998	471,411
Arista Networks, Inc.(a)	67,694	12,208,613
Aviat Networks, Inc.(a)	336	6,881
BK Technologies Corp.(a)(b)	553	44,240
Calix, Inc.(a)	4,004	143,744
Ciena Corp.(a)	9,142	3,446,991
Cisco Systems, Inc.	256,046	29,698,776
Clearfield, Inc.(a)(b)	975	29,503
Digi International, Inc.(a)	2,340	163,145
Extreme Networks, Inc.(a)	8,397	253,086
F5, Inc.(a)	3,658	1,472,601
Harmonic, Inc.(a)	6,424	74,197
Lumentum Holdings, Inc.(a)	4,612	3,292,691
Motorola Solutions, Inc.	10,745	4,682,134
NETGEAR, Inc.(a)(b)	1,767	42,691

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Communications Equipment (continued)
NetScout Systems, Inc.(a)	4,617	$ 187,773
Ondas, Inc.(a)(b)	31,409	235,253
Ribbon Communications, Inc.(a)	4,557	9,752
Ubiquiti, Inc.	252	140,243
Viasat, Inc.(a)(b)	8,349	642,289
Viavi Solutions, Inc.(a)	14,749	544,976
Vistance Networks, Inc.	13,802	162,035
		57,997,907
Construction & Engineering — 0.5%
AECOM	8,381	606,701
Ameresco, Inc., Class A(a)(b)	1,752	36,915
API Group Corp.(a)	24,795	983,866
Arcosa, Inc.	3,111	451,717
Argan, Inc.	903	515,098
Bowman Consulting Group Ltd.(a)	812	21,802
Cardinal Infrastructure Group, Inc., Class A(a)(b)	862	53,349
Centuri Holdings, Inc.(a)	6,199	172,580
Comfort Systems USA, Inc.	2,242	3,877,965
Concrete Pumping Holdings, Inc.(a)	1,903	18,516
Construction Partners, Inc., Class A(a)(b)	2,954	305,296
Dycom Industries, Inc.(a)	1,889	757,621
EMCOR Group, Inc.	2,867	2,286,232
Everus Construction Group, Inc.(a)	3,345	419,563
Fluor Corp.(a)	9,050	454,039
Granite Construction, Inc.	2,789	337,385
IES Holdings, Inc.(a)(b)	582	433,322
Legence Corp., Class A(a)	3,696	236,285
Limbach Holdings, Inc.(a)	850	60,945
MasTec, Inc.(a)	3,951	1,039,508
Matrix Service Co.(a)	3,264	37,862
MYR Group, Inc.(a)	982	327,222
NWPX Infrastructure, Inc.(a)	487	59,940
Orion Group Holdings, Inc.(a)	4,006	39,179
Primoris Services Corp.	3,367	284,209
Quanta Services, Inc.	9,703	6,475,394
Solv Energy, Inc., Class A(a)	2,532	71,985
Sterling Infrastructure, Inc.(a)	1,933	1,153,557
Tutor Perini Corp.	3,251	272,271
Valmont Industries, Inc.	1,237	595,863
WillScot Holdings Corp., Class A	12,097	293,715
		22,679,902
Construction Materials — 0.2%
CRH PLC	43,619	4,144,241
Eagle Materials, Inc.(b)	1,985	406,806
James Hardie Industries PLC(a)	9,710	255,276
Knife River Corp.(a)	3,754	274,680
Martin Marietta Materials, Inc.	3,987	2,093,733
United States Lime & Minerals, Inc.	570	62,871
Vulcan Materials Co.	8,376	2,249,543
		9,487,150
Consumer Finance — 0.6%
Ally Financial, Inc.	17,449	756,065
American Express Co.	34,422	11,574,397
Atlanticus Holdings Corp.(a)(b)	526	55,488
Bread Financial Holdings, Inc.	2,126	229,757
Capital One Financial Corp.	40,449	8,454,245
Consumer Portfolio Services, Inc.(a)(b)	1,875	17,475
Credit Acceptance Corp.(a)(b)	234	133,125
Dave, Inc., Class A(a)	692	257,901
Encore Capital Group, Inc.(a)	1,672	157,302
Security	Shares	Value
Consumer Finance (continued)
Enova International, Inc.(a)	1,517	$ 385,530
Figure Technology Solutions, Inc., Class A(a)(b)	9,212	229,471
FirstCash Holdings, Inc.	2,491	508,189
Green Dot Corp., Class A(a)	4,885	64,042
Happen, Inc.(a)	7,657	146,555
Jefferson Capital, Inc.	2,125	42,734
LendingTree, Inc.(a)	601	19,148
Medallion Financial Corp.	3,822	37,991
Navient Corp.	6,130	51,431
Nelnet, Inc., Class A	918	124,729
NerdWallet, Inc., Class A(a)	2,065	18,585
OneMain Holdings, Inc.	7,417	464,156
PRA Group, Inc.(a)	2,429	42,192
PROG Holdings, Inc.	2,650	116,653
Regional Management Corp.	728	23,493
SLM Corp.	12,895	335,205
SoFi Technologies, Inc.(a)	79,656	1,299,189
Synchrony Financial	21,769	1,649,872
Upstart Holdings, Inc.(a)(b)	5,429	148,972
World Acceptance Corp.(a)	213	38,300
		27,382,192
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	21,655	250,765
Andersons, Inc.	2,210	156,424
BJ’s Wholesale Club Holdings, Inc.(a)	8,555	836,508
Casey’s General Stores, Inc.	2,350	2,046,850
Chefs’ Warehouse, Inc.(a)	2,601	300,025
Costco Wholesale Corp.	28,766	27,382,068
Dollar General Corp.	14,252	1,810,717
Dollar Tree, Inc.(a)	12,213	1,553,616
Grocery Outlet Holding Corp.(a)	6,304	57,934
Ingles Markets, Inc., Class A	1,069	96,221
Kroger Co.	36,350	2,098,849
Maplebear, Inc.(a)	9,634	429,676
Natural Grocers by Vitamin Cottage, Inc.	1,292	41,421
Performance Food Group Co.(a)	9,658	1,104,779
PriceSmart, Inc.	1,657	321,309
Sprouts Farmers Market, Inc.(a)	6,019	524,616
Sysco Corp.	30,994	2,641,928
Target Corp.	29,242	4,225,177
U.S. Foods Holding Corp.(a)	14,249	1,433,307
United Natural Foods, Inc.(a)	3,571	181,514
Village Super Market, Inc., Class A	1,208	53,079
Walmart, Inc.	284,717	31,660,530
Weis Markets, Inc.	1,178	90,765
		79,298,078
Containers & Packaging — 0.2%
Amcor PLC	30,326	1,361,031
AptarGroup, Inc.	4,155	556,604
Ardagh Metal Packaging SA	8,206	38,814
Avery Dennison Corp.	4,886	829,301
Ball Corp.	17,291	1,122,186
Crown Holdings, Inc.	7,176	845,692
Graphic Packaging Holding Co.	19,612	210,437
Greif, Inc., Class A	1,857	160,723
Greif, Inc., Class B	150	16,272
International Paper Co.	33,296	1,359,476
Myers Industries, Inc.	2,006	68,525
O-I Glass, Inc.(a)	9,817	70,192
Packaging Corp. of America	5,611	1,379,408
Ranpak Holdings Corp., Class A(a)(b)	2,577	13,194
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Containers & Packaging (continued)
Silgan Holdings, Inc.	5,781	$ 231,124
Smurfit WestRock PLC	33,089	1,521,101
Sonoco Products Co.	6,383	359,746
TriMas Corp.	2,253	89,962
		10,233,788
Distributors — 0.0%
Genuine Parts Co.	8,772	1,090,974
GigaCloud Technology, Inc., Class A(a)	1,110	48,552
Gold.com, Inc.	876	36,231
LKQ Corp.	16,514	370,739
Pool Corp.	2,068	384,048
Weyco Group, Inc.	929	36,231
		1,966,775
Diversified Consumer Services — 0.1%
ADT, Inc.	31,333	239,384
American Public Education, Inc.(a)	1,193	57,872
Bright Horizons Family Solutions, Inc.(a)	3,546	264,319
Carriage Services, Inc.	750	30,277
Coursera, Inc.(a)	15,082	80,085
Covista, Inc.(a)	2,433	303,760
Driven Brands Holdings, Inc.(a)	3,595	51,301
Duolingo, Inc., Class A(a)	2,418	325,971
Frontdoor, Inc.(a)	4,345	315,577
Graham Holdings Co., Class B	194	233,487
Grand Canyon Education, Inc.(a)	1,695	246,351
H&R Block, Inc.	8,252	363,336
KinderCare Learning Cos., Inc.(a)(b)	2,542	13,600
Laureate Education, Inc., Class A(a)	7,913	303,147
Liberty Live Holdings, Inc., Class A(a)	1,172	111,012
Liberty Live Holdings, Inc., Class C(a)	3,395	334,747
Lincoln Educational Services Corp.(a)(b)	1,629	68,125
Matthews International Corp., Class A	2,063	57,248
McGraw Hill, Inc.(a)	2,545	27,893
OneSpaWorld Holdings Ltd.	7,448	191,860
Perdoceo Education Corp.	3,574	113,689
Service Corp. International	8,466	729,685
Strategic Education, Inc.	1,745	143,090
Stride, Inc.(a)	2,931	235,330
Universal Technical Institute, Inc.(a)	3,497	137,467
		4,978,613
Diversified REITs — 0.0%
AH Realty Trust, Inc.	4,860	33,826
American Assets Trust, Inc.	2,957	69,756
Broadstone Net Lease, Inc.	11,612	248,613
CTO Realty Growth, Inc.	1,428	31,373
Essential Properties Realty Trust, Inc.	13,019	407,364
Gladstone Commercial Corp.	2,038	25,475
Global Net Lease, Inc.	11,666	101,727
NexPoint Diversified Real Estate Trust(b)	279	1,261
WP Carey, Inc.	15,546	1,144,186
		2,063,581
Diversified Telecommunication Services — 0.7%
Anterix, Inc.(a)(b)	703	65,393
AST SpaceMobile, Inc., Class A(a)(b)	16,545	975,824
AT&T, Inc.	438,687	10,199,473
ATN International, Inc.	200	4,762
Bandwidth, Inc., Class A(a)	2,038	79,767
Cogent Communications Holdings, Inc.	2,894	39,069
Comcast Corp., Class A	229,075	5,488,637
Globalstar, Inc.(a)(b)	3,199	266,733
Security	Shares	Value
Diversified Telecommunication Services (continued)
IDT Corp., Class B	1,059	$ 69,746
Iridium Communications, Inc.	6,327	299,520
Liberty Capital Corp., Class A(a)(b)	210	4,964
Liberty Capital Corp., Class C(a)(b)	2,224	51,530
Liberty Global Ltd., Class A(a)	8,798	93,347
Liberty Global Ltd., Class C(a)	11,590	120,072
Liberty Latin America Ltd., Class A(a)	4,385	35,738
Liberty Latin America Ltd., Class C(a)	7,372	59,492
Lumen Technologies, Inc.(a)	62,857	401,028
Shenandoah Telecommunications Co.	3,990	47,840
Space Exploration Technologies Corp., Class A(a)(b)	34,270	3,713,840
Uniti Group, Inc.(a)	12,709	123,532
Verizon Communications, Inc.	270,819	12,677,037
		34,817,344
Electric Utilities — 1.3%
Alliant Energy Corp.(b)	16,317	1,154,917
American Electric Power Co., Inc.	35,341	4,518,347
Constellation Energy Corp.	20,632	5,421,058
Duke Energy Corp.	50,390	6,320,418
Edison International	24,878	1,825,299
Entergy Corp.	29,784	3,205,354
Evergy, Inc.	15,012	1,246,146
Eversource Energy	24,231	1,734,697
Exelon Corp.	66,127	3,029,939
FirstEnergy Corp.	35,877	1,733,218
Genie Energy Ltd., Class B	1,945	27,055
Hawaiian Electric Industries, Inc.(a)	11,096	143,360
IDACORP, Inc.	3,536	505,330
MGE Energy, Inc.	2,196	174,648
NextEra Energy, Inc.	135,570	11,783,744
NRG Energy, Inc.	13,237	1,777,597
OGE Energy Corp.	15,117	715,790
Oklo, Inc., Class A(a)(b)	9,172	356,149
Otter Tail Corp.	2,546	225,117
PG&E Corp.	142,042	2,468,690
Pinnacle West Capital Corp.	7,468	754,193
Portland General Electric Co.	7,308	360,504
PPL Corp.	49,516	1,743,458
Southern Co.	73,043	6,905,485
TXNM Energy, Inc.	6,569	380,477
Xcel Energy, Inc.	40,833	3,193,141
		61,704,131
Electrical Equipment — 1.3%
Acuity, Inc.	1,941	637,405
Allient, Inc.	976	85,361
American Superconductor Corp.(a)	3,134	92,046
AMETEK, Inc.	14,758	3,567,156
Amprius Technologies, Inc.(a)	8,044	77,222
Array Technologies, Inc.(a)	9,308	48,588
Atkore, Inc.	2,278	166,203
Babcock & Wilcox Enterprises, Inc.(a)	8,951	83,423
Bloom Energy Corp., Class A(a)	17,430	3,587,268
Eaton Corp. PLC	25,272	10,492,934
Emerson Electric Co.	36,788	5,511,578
Energy Vault Holdings, Inc.(a)(b)	11,543	32,898
EnerSys	2,362	439,450
Enovix Corp.(a)(b)	9,039	36,970
Eos Energy Enterprises, Inc., Class A(a)(b)	20,702	69,973
Fluence Energy, Inc., Class A(a)(b)	6,029	83,984
Forgent Power Solutions, Inc., Class A(a)(b)	8,131	270,518
FuelCell Energy, Inc.(a)	3,865	83,523

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
GE Vernova, Inc.	17,438	$ 17,268,677
Generac Holdings, Inc.(a)	3,712	731,672
Hubbell, Inc.	3,391	1,602,417
Hyliion Holdings Corp.(a)(b)	5,934	21,125
LSI Industries, Inc.	2,248	52,581
NANO Nuclear Energy, Inc.(a)(b)	1,753	27,890
Nextpower, Inc., Class A(a)	9,510	854,664
NuScale Power Corp., Class A(a)	21,531	181,291
nVent Electric PLC	10,387	1,597,832
Plug Power, Inc.(a)(b)	89,740	184,864
Powell Industries, Inc.	1,789	373,329
Power Solutions International, Inc.(a)	1,264	34,899
Preformed Line Products Co.(b)	202	72,110
Regal Rexnord Corp.	4,195	860,940
Rockwell Automation, Inc.	7,244	3,477,700
Sensata Technologies Holding PLC	9,360	433,274
Shoals Technologies Group, Inc., Class A(a)(b)	10,860	94,916
Sunrun, Inc.(a)	13,607	133,485
Vertiv Holdings Co., Class A	24,916	6,018,958
Vicor Corp.(a)	1,548	321,009
X-Energy, Inc.(a)(b)	3,577	58,341
		59,768,474
Electronic Equipment, Instruments & Components — 1.0%
908 Devices, Inc.(a)(b)	1,976	15,828
Advanced Energy Industries, Inc.	2,370	686,162
Aeva Technologies, Inc.(a)	2,307	40,465
Amphenol Corp., Class A	79,516	12,778,221
Arlo Technologies, Inc.(a)	6,948	102,275
Arrow Electronics, Inc.(a)	3,267	707,534
Avnet, Inc.	5,467	485,688
Badger Meter, Inc.	1,969	264,535
Bel Fuse, Inc., Class B	882	239,878
Belden, Inc.	2,454	304,419
Benchmark Electronics, Inc.	2,094	167,038
CDW Corp./DE	8,275	1,223,128
Cognex Corp.	11,038	720,119
Coherent Corp.(a)	11,418	3,001,678
Corning, Inc.	51,260	7,086,695
Crane NXT Co.	3,098	160,941
CTS Corp.	1,973	126,509
Daktronics, Inc.(a)	1,753	34,657
ePlus, Inc.	1,893	174,932
Evolv Technologies Holdings, Inc., Class A(a)	6,676	36,918
Fabrinet(a)	2,271	988,816
Flex Ltd.(a)	23,680	2,693,600
Frequency Electronics, Inc.(a)(b)	810	46,956
Ingram Micro Holding Corp.	2,029	57,238
Insight Enterprises, Inc.(a)	1,886	243,162
IPG Photonics Corp.(a)	1,542	131,163
Itron, Inc.(a)	2,767	275,759
Jabil, Inc.	6,701	2,111,150
Keysight Technologies, Inc.(a)	11,123	3,549,127
Kimball Electronics, Inc.(a)	2,170	53,664
Knowles Corp.(a)	5,726	209,514
LightPath Technologies, Inc., Class A(a)(b)	3,957	41,034
Lightwave Logic, Inc.(a)(b)	11,391	73,586
Littelfuse, Inc.	1,560	689,723
Methode Electronics, Inc.	2,506	35,059
Mirion Technologies, Inc., Class A(a)	15,975	239,306
Napco Security Technologies, Inc.	2,262	83,875
nLight, Inc.(a)	3,293	226,558
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Novanta, Inc.(a)	2,250	$ 320,737
OSI Systems, Inc.(a)	1,127	249,507
Ouster, Inc.(a)	3,812	148,706
PC Connection, Inc.	993	83,134
Plexus Corp.(a)	1,781	447,637
Powerfleet, Inc. NJ(a)	7,944	31,140
Ralliant Corp.	7,066	461,904
Rogers Corp.(a)	1,134	140,015
Sanmina Corp.(a)	3,223	598,060
ScanSource, Inc.(a)	1,707	96,650
TD SYNNEX Corp.	4,888	1,249,862
Teledyne Technologies, Inc.(a)	3,017	1,977,855
TTM Technologies, Inc.(a)	6,478	747,820
Unusual Machines, Inc.(a)(b)	3,246	68,685
Vishay Intertechnology, Inc.	8,908	304,832
Vishay Precision Group, Inc.(a)	804	74,008
Vontier Corp.(b)	8,939	287,210
Zebra Technologies Corp., Class A(a)	3,229	948,745
		48,343,417
Energy Equipment & Services — 0.4%
Archrock, Inc.	10,504	375,623
Atlas Energy Solutions, Inc.	5,027	54,241
Baker Hughes Co., Class A	63,504	3,841,357
Borr Drilling Ltd.(a)(b)	13,940	56,178
Bristow Group, Inc.	2,220	100,610
Cactus, Inc., Class A	4,027	261,795
Core Laboratories, Inc.	3,218	34,240
Expro Ltd.(a)(b)	5,586	89,097
Flowco Holdings, Inc., Class A	2,605	53,272
Forum Energy Technologies, Inc.(a)	1,122	70,316
Halliburton Co.	54,474	1,756,787
Helix Energy Solutions Group, Inc.(a)	9,071	86,265
Helmerich & Payne, Inc.	6,046	209,010
Innovex International, Inc.(a)	2,080	58,406
Kodiak Gas Services, Inc.	6,325	371,341
Liberty Energy, Inc., Class A	10,652	199,299
Nabors Industries Ltd.(a)	626	53,629
National Energy Services Reunited Corp.(a)(b)	4,082	110,051
Noble Corp. PLC	8,475	359,340
NOV, Inc.	23,041	447,687
Oceaneering International, Inc.(a)	6,547	319,363
Oil States International, Inc.(a)	4,638	37,614
Patterson-UTI Energy, Inc.	24,743	259,307
ProFrac Holding Corp., Class A(a)	1,185	4,787
ProPetro Holding Corp.(a)	6,951	77,156
Ranger Energy Services, Inc., Class A	2,773	44,507
RPC, Inc.	4,947	27,753
SEACOR Marine Holdings, Inc.(a)	1,945	18,341
Seadrill Ltd.(a)	4,582	205,457
Select Water Solutions, Inc., Class A	7,407	137,178
SLB Ltd.	97,197	4,819,999
Solaris Energy Infrastructure, Inc., Class A	3,101	159,422
TechnipFMC PLC	25,461	1,824,535
TETRA Technologies, Inc.(a)	9,850	75,845
Tidewater, Inc.(a)	3,185	239,066
Transocean Ltd.(a)(b)	60,891	323,940
Valaris Ltd.(a)	3,603	285,322
Weatherford International PLC	4,470	392,421
		17,840,557
Entertainment — 1.1%
AMC Entertainment Holdings, Inc., Class A(a)(b)	22,790	64,268
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Atlanta Braves Holdings, Inc., Class A(a)	602	$ 32,755
Atlanta Braves Holdings, Inc., Class C(a)	3,524	179,125
Cinemark Holdings, Inc.	6,676	244,275
Electronic Arts, Inc.	16,152	3,389,659
IMAX Corp.(a)(b)	3,357	160,599
Liberty Media Corp.-Liberty Formula One, Class A(a)	1,299	116,663
Liberty Media Corp.-Liberty Formula One, Class C(a)	13,809	1,355,077
Lionsgate Studios Corp.(a)	12,527	166,359
Live Nation Entertainment, Inc.(a)	10,317	1,796,499
Madison Square Garden Entertainment Corp., Class A(a)	2,278	175,998
Madison Square Garden Sports Corp., Class A(a)	1,005	395,648
Marcus Corp.	914	26,597
Netflix, Inc.(a)	272,081	19,510,929
Playtika Holding Corp.	6,719	26,809
ROBLOX Corp., Class A(a)	41,125	1,464,050
Roku, Inc., Class A(a)	8,498	1,232,295
Sphere Entertainment Co., Class A(a)	1,765	252,836
Spotify Technology SA(a)(b)	10,245	5,121,885
Starz Entertainment Corp.(a)	1,038	27,009
Stubhub Holdings, Inc., Class A(a)	14,214	119,966
Take-Two Interactive Software, Inc.(a)	11,815	2,870,100
TKO Group Holdings, Inc., Class A	4,003	727,785
Walt Disney Co.	114,810	11,043,574
Warner Bros Discovery, Inc., Class A(a)	156,260	4,109,638
		54,610,398
Financial Services — 3.3%
Affirm Holdings, Inc., Class A(a)	18,097	1,294,116
Alerus Financial Corp.	1,174	39,059
Apollo Global Management, Inc.	27,478	3,450,962
Berkshire Hathaway, Inc., Class B(a)	120,551	61,666,659
Bladex, Inc., Class E	1,539	90,108
Block, Inc., Class A(a)	33,498	2,721,378
Burford Capital Ltd.	12,571	51,793
Cannae Holdings, Inc.	2,410	35,066
Cass Information Systems, Inc.	1,157	64,699
Chime Financial, Inc., Class A(a)	17,148	394,233
Compass Diversified Holdings(a)	4,320	43,546
Corebridge Financial, Inc.	16,358	510,206
Corpay, Inc.(a)	4,102	1,567,415
Dlocal Ltd., Class A	5,776	87,102
Enact Holdings, Inc.	1,946	92,085
Equitable Holdings, Inc.	17,970	856,271
Essent Group Ltd.	5,824	384,151
Euronet Worldwide, Inc.(a)	2,667	190,237
EVERTEC, Inc.	4,185	127,391
Federal Agricultural Mortgage Corp., Class C	582	132,463
Fidelity National Information Services, Inc.	33,452	1,497,646
Fiserv, Inc.(a)	34,600	1,866,324
Flywire Corp.(a)(b)	8,552	136,918
Global Payments, Inc.	14,593	1,226,979
HA Sustainable Infrastructure Capital, Inc.	7,807	295,651
International Money Express, Inc.(a)	2,474	29,342
Jack Henry & Associates, Inc.	4,783	736,773
Jackson Financial, Inc., Class A	4,336	530,206
Marqeta, Inc., Class A(a)	4,911	85,255
Mastercard, Inc., Class A	52,295	29,970,265
Merchants Bancorp	1,371	75,652
MGIC Investment Corp.	14,222	427,229
NCR Atleos Corp.(a)	4,883	229,648
NewtekOne, Inc.	1,733	25,700
Security	Shares	Value
Financial Services (continued)
NMI Holdings, Inc., Class A(a)	4,631	$ 205,153
Onity Group, Inc.(a)(b)	372	13,638
Pagseguro Digital Ltd., Class A	12,586	121,329
Paymentus Holdings, Inc., Class A(a)	3,970	135,377
Payoneer Global, Inc.(a)	16,194	116,111
PayPal Holdings, Inc.	58,349	3,338,146
Paysafe Ltd.(a)(b)	1,495	12,080
Paysign, Inc.(a)	967	8,664
PennyMac Financial Services, Inc., Class A	1,806	136,190
Radian Group, Inc.	9,520	371,185
Remitly Global, Inc.(a)	12,149	276,633
Repay Holdings Corp., Class A(a)	5,002	20,008
Rocket Cos., Inc., Class A(a)	62,653	808,224
Sezzle, Inc.(a)(b)	1,004	155,369
Shift4 Payments, Inc., Class A(a)(b)	3,971	210,463
StoneCo Ltd., Class A	16,329	185,742
Toast, Inc., Class A(a)	31,290	1,009,728
UWM Holdings Corp., Class A	12,440	22,641
Visa, Inc., Class A	106,911	39,143,324
Voya Financial, Inc.	5,840	580,671
Walker & Dunlop, Inc.	2,558	127,107
Western Union Co.	18,154	115,459
WEX, Inc.(a)	2,088	390,372
		158,436,142
Food Products — 0.4%
Archer-Daniels-Midland Co.	30,932	2,451,980
B&G Foods, Inc.	4,306	15,200
BRC, Inc., Class A(a)(b)	2,764	2,847
Bunge Global SA	8,997	955,751
Cal-Maine Foods, Inc.	2,884	253,158
Conagra Brands, Inc.	29,341	425,738
Darling Ingredients, Inc.(a)	9,935	602,458
Del Monte Corp.	2,317	68,838
Dole PLC	5,443	76,964
Flowers Foods, Inc.	12,222	85,798
Freshpet, Inc.(a)	3,000	178,620
General Mills, Inc.	33,662	1,203,416
Hershey Co.	9,474	1,658,424
Hormel Foods Corp.	18,216	455,582
Ingredion, Inc.	3,928	390,679
J & J Snack Foods Corp.	807	61,736
J.M. Smucker Co.	6,551	781,272
JBS NV, Class A	19,537	273,909
John B Sanfilippo & Son, Inc.	672	55,615
Kraft Heinz Co.	54,150	1,399,777
Lamb Weston Holdings, Inc.	8,773	461,021
Limoneira Co.	1,461	18,949
Mama’s Creations, Inc.(a)	3,155	58,147
Marzetti Co.	1,403	149,939
McCormick & Co., Inc.	16,933	861,890
Mission Produce, Inc.(a)(b)	3,429	43,240
Mondelez International, Inc., Class A	83,495	5,202,573
Pilgrim’s Pride Corp.	2,884	78,906
Post Holdings, Inc.(a)	2,422	221,395
Seaboard Corp.	12	52,959
Seneca Foods Corp., Class A(a)	161	26,644
Simply Good Foods Co.(a)	5,858	59,634
Smithfield Foods, Inc.	3,717	96,791
The Campbell’s Co.(b)	13,186	289,828
Tyson Foods, Inc., Class A	17,774	1,030,181
Utz Brands, Inc., Class A	4,872	68,793

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Vital Farms, Inc.(a)(b)	2,416	$ 30,756
Westrock Coffee Co.(a)(b)	2,383	19,350
		20,168,758
Gas Utilities — 0.1%
Atmos Energy Corp.	11,207	1,936,345
Brookfield Infrastructure Corp., Class A	8,025	339,458
Chesapeake Utilities Corp.	1,503	199,568
MDU Resources Group, Inc.	13,381	266,951
National Fuel Gas Co.	6,134	504,890
New Jersey Resources Corp.	6,393	370,091
Northwest Natural Holding Co.	2,475	121,077
ONE Gas, Inc.	3,766	292,430
Southwest Gas Holdings, Inc.	4,276	382,274
Spire, Inc.	3,669	293,006
UGI Corp.	14,797	534,468
		5,240,558
Ground Transportation — 0.9%
ArcBest Corp.	1,534	221,433
Avis Budget Group, Inc.(a)(b)	1,163	159,843
Covenant Logistics Group, Inc., Class A	1,756	62,373
CSX Corp.	120,170	6,056,568
Fedex Freight Holding Co., Inc.(a)	6,931	974,013
FTAI Infrastructure, Inc.	7,753	28,919
Heartland Express, Inc.	3,436	42,022
Hertz Global Holdings, Inc.(a)(b)	8,951	14,187
JB Hunt Transport Services, Inc.	4,867	1,322,607
Knight-Swift Transportation Holdings, Inc.	9,802	681,533
Landstar System, Inc.	2,293	400,748
Lyft, Inc., Class A(a)	24,826	393,740
Marten Transport Ltd.	4,841	71,598
Norfolk Southern Corp.	14,594	4,895,995
Old Dominion Freight Line, Inc.	12,147	2,576,865
RXO, Inc.(a)	10,974	222,224
Ryder System, Inc.	2,431	623,357
Saia, Inc.(a)	1,770	615,305
Schneider National, Inc., Class B	3,106	111,008
Uber Technologies, Inc.(a)	126,973	8,933,820
U-Haul Holding Co.(a)	504	35,739
U-Haul Holding Co., Series N	6,558	410,400
Union Pacific Corp.	38,392	11,215,455
Universal Logistics Holdings, Inc.	345	4,616
Werner Enterprises, Inc.	3,887	145,452
XPO, Inc.(a)	7,477	1,502,653
		41,722,473
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	112,494	11,890,616
Align Technology, Inc.(a)	4,354	736,523
Alphatec Holdings, Inc.(a)	6,821	64,936
AngioDynamics, Inc.(a)	2,055	30,393
Anteris Technologies Global Corp.(a)	6,596	51,713
Artivion, Inc.(a)	2,287	61,360
AtriCure, Inc.(a)	3,211	121,247
Axogen, Inc.(a)	2,915	123,042
Baxter International, Inc.	32,421	848,133
Becton Dickinson & Co.	18,589	3,078,710
Beta Bionics, Inc.(a)	2,466	31,639
Bioventus, Inc., Class A(a)(b)	3,134	41,275
Boston Scientific Corp.(a)	95,931	4,482,856
Butterfly Network, Inc., Class A(a)	13,160	93,568
Ceribell, Inc.(a)	1,864	32,974
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cerus Corp.(a)	10,433	$ 22,431
ClearPoint Neuro, Inc.(a)	2,466	36,842
CONMED Corp.	1,948	90,192
Cooper Cos., Inc.(a)	12,602	911,377
CVRx, Inc.(a)(b)	1,241	6,422
Delcath Systems, Inc.(a)(b)	2,866	35,022
Dentsply Sirona, Inc.	13,255	177,219
Dexcom, Inc.(a)	24,642	2,056,375
Edwards Lifesciences Corp.(a)	37,329	3,212,907
Electromed, Inc.(a)	1,031	41,993
Embecta Corp.	3,199	11,644
Enovis Corp.(a)	3,332	97,128
Envista Holdings Corp.(a)	9,851	269,031
Establishment Labs Holdings, Inc.(a)	1,750	161,945
GE HealthCare Technologies, Inc.(a)	28,985	1,971,560
Glaukos Corp.(a)	3,787	631,369
Globus Medical, Inc., Class A(a)	7,604	599,119
Haemonetics Corp.(a)	3,309	283,052
ICU Medical, Inc.(a)	1,458	245,688
IDEXX Laboratories, Inc.(a)	5,068	2,833,367
Inogen, Inc.(a)	1,013	6,534
Inspire Medical Systems, Inc.(a)	1,997	100,269
Insulet Corp.(a)	4,454	736,469
Integer Holdings Corp.(a)	2,278	276,116
Integra LifeSciences Holdings Corp.(a)	4,179	69,580
Intuitive Surgical, Inc.(a)	22,923	8,099,384
iRadimed Corp.	665	60,422
IRhythm Holdings, Inc.(a)	2,102	246,291
Kestra Medical Technologies Ltd.(a)	1,609	36,733
Lantheus Holdings, Inc.(a)	4,430	441,405
LeMaitre Vascular, Inc.	1,369	138,707
LivaNova PLC(a)	3,277	262,619
Medline, Inc., Class A(a)(b)	28,534	1,120,815
Medtronic PLC	83,392	7,120,843
Merit Medical Systems, Inc.(a)	3,881	329,924
Neogen Corp.(a)	15,391	185,308
NeuroPace, Inc.(a)	2,986	38,490
Novocure Ltd.(a)	6,754	100,229
Omnicell, Inc.(a)	2,769	97,940
OraSure Technologies, Inc.(a)	4,522	18,314
Orthofix Medical, Inc.(a)	3,934	46,421
OrthoPediatrics Corp.(a)	1,412	28,508
Penumbra, Inc.(a)	2,499	802,654
Procept Biorobotics Corp.(a)(b)	3,652	68,000
Pulse Biosciences, Inc.(a)	1,753	61,583
QuidelOrtho Corp.(a)	4,965	83,263
ResMed, Inc.	9,525	2,009,584
RxSight, Inc.(a)	2,600	15,626
SI-BONE, Inc.(a)	2,624	46,602
Solventum Corp.(a)	9,808	837,995
STAAR Surgical Co.(a)	2,738	66,698
STERIS PLC	6,237	1,424,531
Strive, Inc., Class A(a)(b)	4,499	49,984
Stryker Corp.	22,313	7,267,344
Tactile Systems Technology, Inc.(a)	1,111	31,297
Tandem Diabetes Care, Inc.(a)	4,223	82,348
Teleflex, Inc.	2,843	388,667
TransMedics Group, Inc.(a)	2,113	161,666
UFP Technologies, Inc.(a)	514	130,957
Utah Medical Products, Inc.	90	6,347
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Varex Imaging Corp.(a)	2,011	$ 22,503
Zimmer Biomet Holdings, Inc.	12,378	1,162,666
		69,665,304
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.(a)	5,801	171,826
Accendra Health, Inc.(a)	5,500	16,995
AdaptHealth Corp.(a)	6,768	73,094
Addus HomeCare Corp.(a)	1,025	118,367
agilon health, Inc.(a)	712	65,226
Alignment Healthcare, Inc.(a)	11,460	170,181
AMN Healthcare Services, Inc.(a)	2,547	85,656
Ardent Health, Inc.(a)	2,578	27,507
Astrana Health, Inc.(a)	2,670	94,945
Aveanna Healthcare Holdings, Inc.(a)	7,258	68,153
BrightSpring Health Services, Inc.(a)	10,327	616,625
Brookdale Senior Living, Inc.(a)	14,257	208,152
Cardinal Health, Inc.	15,180	3,491,855
Castle Biosciences, Inc.(a)	1,921	53,788
Cencora, Inc.	12,082	3,761,610
Centene Corp.(a)	32,195	2,003,173
Chemed Corp.	876	466,251
Cigna Group	16,953	4,730,735
Clover Health Investments Corp., Class A(a)	28,423	118,524
Community Health Systems, Inc.(a)	5,422	15,127
Concentra Group Holdings Parent, Inc.	6,773	214,365
CorVel Corp.(a)	1,761	105,766
CVS Health Corp.	83,268	8,695,677
DaVita, Inc.(a)(b)	2,050	492,184
Elevance Health, Inc.	14,089	5,295,210
Encompass Health Corp.	6,328	702,851
Ensign Group, Inc.	3,610	643,158
Fulgent Genetics, Inc.(a)(b)	1,533	25,371
GeneDx Holdings Corp., Class A(a)	1,321	86,010
Guardant Health, Inc.(a)	8,198	1,327,994
Guardian Pharmacy Services, Inc., Class A(a)	1,562	61,746
HCA Healthcare, Inc.	9,617	3,871,708
HealthEquity, Inc.(a)(b)	5,128	515,928
Henry Schein, Inc.(a)	6,113	524,190
Hims & Hers Health, Inc., Class A(a)(b)	13,520	375,450
Hinge Health, Inc., Class A(a)	2,615	195,367
Humana, Inc.	7,840	2,852,662
Innovage Holding Corp.(a)	978	11,110
Labcorp Holdings, Inc.	5,230	1,617,116
LifeStance Health Group, Inc.(a)	13,185	138,179
McKesson Corp.	7,922	6,782,737
Molina Healthcare, Inc.(a)	3,227	631,266
National HealthCare Corp.	790	178,564
NeoGenomics, Inc.(a)	8,616	131,739
NRC Health, Class A	1,109	21,637
Nutex Health, Inc.(a)(b)	345	50,863
Omada Health, Inc.(a)	2,794	55,433
OPKO Health, Inc.(a)(b)	22,404	29,573
Option Care Health, Inc.(a)	9,846	226,753
PACS Group, Inc.(a)	2,598	119,534
Pediatrix Medical Group, Inc.(a)	5,332	141,351
Pennant Group, Inc.(a)	2,548	102,735
Privia Health Group, Inc.(a)	7,692	182,070
Progyny, Inc.(a)	5,002	155,712
Quest Diagnostics, Inc.	7,082	1,650,177
RadNet, Inc.(a)	4,154	264,942
Sonida Senior Living, Inc.(a)	2,610	105,340
Security	Shares	Value
Health Care Providers & Services (continued)
Strata Critical Medical, Inc., Class A(a)(b)	4,235	$ 21,260
Surgery Partners, Inc.(a)	5,815	89,551
Talkspace, Inc.(a)	11,686	61,001
Tenet Healthcare Corp.(a)	5,534	1,409,953
U.S. Physical Therapy, Inc.	849	67,122
UnitedHealth Group, Inc.	58,513	24,247,787
Universal Health Services, Inc., Class B	3,246	546,756
Viemed Healthcare, Inc.(a)	4,262	49,738
		81,433,426
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	10,897	560,651
American Healthcare REIT, Inc.	12,656	703,674
CareTrust REIT, Inc.	14,251	597,687
Chiron Real Estate, Inc.	631	22,401
Community Healthcare Trust, Inc.	961	17,596
Diversified Healthcare Trust	14,315	127,403
Healthcare Realty Trust, Inc., Class A	20,845	437,953
Healthpeak Properties, Inc.	46,175	1,008,000
Janus Living, Inc., Class A	3,539	106,913
LTC Properties, Inc.	2,807	112,954
Medical Properties Trust, Inc.	30,970	143,391
National Health Investors, Inc.	2,865	219,602
National Healthcare Properties, Inc.	3,177	48,576
Omega Healthcare Investors, Inc.	19,610	992,854
Sabra Health Care REIT, Inc.	15,036	318,312
Universal Health Realty Income Trust	517	22,448
Ventas, Inc.	31,339	2,930,510
Welltower, Inc.	45,790	10,735,008
		19,105,933
Health Care Technology — 0.1%
Certara, Inc.(a)(b)	7,090	57,429
Claritev Corp., Class A(a)(b)	746	16,941
Doximity, Inc., Class A(a)	8,635	180,558
Evolent Health, Inc., Class A(a)	7,059	21,812
HealthStream, Inc.	1,619	45,397
HeartFlow, Inc.(a)	5,290	133,467
LifeMD, Inc.(a)(b)	2,862	10,017
Phreesia, Inc.(a)	3,516	37,727
Schrodinger, Inc.(a)	3,581	54,216
Simulations Plus, Inc.(a)	1,116	20,345
Teladoc Health, Inc.(a)	10,028	67,288
Veeva Systems, Inc., Class A(a)	9,636	1,963,624
Waystar Holding Corp.(a)	7,493	158,177
		2,766,998
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	14,082	232,494
Braemar Hotels & Resorts, Inc.	3,646	8,276
Chatham Lodging Trust	2,016	26,873
DiamondRock Hospitality Co.	11,505	152,326
Host Hotels & Resorts, Inc.	43,563	1,094,738
Park Hotels & Resorts, Inc.	11,411	171,850
Pebblebrook Hotel Trust	7,963	152,093
RLJ Lodging Trust	7,703	94,362
Ryman Hospitality Properties, Inc.	4,030	538,610
Service Properties Trust	7,222	57,993
Summit Hotel Properties, Inc.	5,580	38,390
Sunstone Hotel Investors, Inc.	9,663	113,734
Xenia Hotels & Resorts, Inc.	7,531	154,988
		2,836,727

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
Accel Entertainment, Inc., Class A(a)	4,065	$ 48,861
Airbnb, Inc., Class A(a)	26,543	4,021,795
Aramark	17,196	979,656
Biglari Holdings, Inc., Class B(a)	32	12,720
BJ’s Restaurants, Inc.(a)	1,084	73,289
Bloomin’ Brands, Inc.	5,912	51,198
Booking Holdings, Inc.	50,134	9,670,849
Boyd Gaming Corp.	3,073	261,389
Brightstar Lottery PLC	7,143	71,716
Brinker International, Inc.(a)	2,784	594,941
Caesars Entertainment, Inc.(a)	12,766	379,789
Carnival Corp. Ltd.	82,103	2,283,284
Cava Group, Inc.(a)	6,369	415,450
Cheesecake Factory, Inc.	2,767	280,629
Chipotle Mexican Grill, Inc.(a)	82,188	3,059,037
Choice Hotels International, Inc.(b)	1,823	203,246
Churchill Downs, Inc.	4,345	366,284
Cracker Barrel Old Country Store, Inc.	1,446	81,540
Darden Restaurants, Inc.	7,422	1,510,971
Dine Brands Global, Inc.	887	31,879
Domino’s Pizza, Inc.	1,834	637,205
DoorDash, Inc., Class A(a)	24,095	4,726,475
DraftKings, Inc., Class A(a)	30,531	716,868
Dutch Bros, Inc., Class A(a)	7,451	490,499
El Pollo Loco Holdings, Inc.(a)	3,825	62,960
Expedia Group, Inc.	7,445	2,194,339
First Watch Restaurant Group, Inc.(a)	3,681	47,301
Flutter Entertainment PLC(a)	9,043	944,722
Genius Sports Ltd.(a)	15,291	105,967
Global Business Travel Group I, Class A(a)	9,219	87,027
Hilton Grand Vacations, Inc.(a)	3,840	177,178
Hilton Worldwide Holdings, Inc.	14,529	4,656,399
Hyatt Hotels Corp., Class A	2,496	434,454
Inspired Entertainment, Inc.(a)(b)	902	6,206
Jack in the Box, Inc.(a)(b)	1,529	25,030
Krispy Kreme, Inc.(a)	6,214	19,761
Kura Sushi USA, Inc., Class A(a)(b)	372	17,138
Las Vegas Sands Corp.	17,577	859,340
Life Time Group Holdings, Inc.(a)	9,043	407,839
Lindblad Expeditions Holdings, Inc.(a)	3,850	113,883
Marriott International, Inc., Class A	14,181	5,287,102
Marriott Vacations Worldwide Corp.	1,695	165,279
McDonald’s Corp.	46,205	12,504,921
MGM Resorts International(a)	12,328	549,459
Monarch Casino & Resort, Inc.	999	122,627
Navan, Inc., Class A(a)	6,636	176,650
Norwegian Cruise Line Holdings Ltd.(a)(b)	29,951	554,992
Papa John’s International, Inc.	2,240	66,976
Penn Entertainment, Inc.(a)	9,126	187,357
Planet Fitness, Inc., Class A(a)	4,797	268,200
Portillo’s, Inc., Class A(a)(b)	3,505	16,018
Pursuit Attractions & Hospitality, Inc.(a)	1,234	62,354
RCI Hospitality Holdings, Inc.	626	15,706
Red Rock Resorts, Inc., Class A	3,220	207,497
Restaurant Brands International, Inc.	22,742	1,683,363
Royal Caribbean Cruises Ltd.	16,301	5,188,608
Rush Street Interactive, Inc., Class A(a)	6,621	178,171
Sabre Corp.(a)	32,773	60,630
Serve Robotics, Inc.(a)(b)	3,647	17,433
Shake Shack, Inc., Class A(a)	2,633	165,221
SHARPLINK, Inc.(a)(b)	13,203	80,802
Six Flags Entertainment Corp.(a)(b)	6,268	108,624
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	73,683	$ 7,755,136
Super Group SGHC Ltd.	11,436	160,104
Sweetgreen, Inc., Class A(a)	6,926	44,673
Target Hospitality Corp.(a)	2,076	31,555
Texas Roadhouse, Inc.	4,205	863,875
Travel & Leisure Co.	3,585	272,532
United Parks & Resorts, Inc.(a)	1,575	70,292
Vail Resorts, Inc.	2,371	354,180
Viking Holdings Ltd.(a)	11,530	1,203,156
Wendy’s Co.	10,460	76,986
Wingstop, Inc.	1,856	240,333
Wyndham Hotels & Resorts, Inc.	4,699	351,767
Wynn Resorts Ltd.	4,779	474,602
Xponential Fitness, Inc., Class A(a)(b)	1,307	8,522
Yum! Brands, Inc.	17,721	2,716,275
		83,421,092
Household Durables — 0.3%
Beazer Homes USA, Inc.(a)	2,424	77,810
Cavco Industries, Inc.(a)	512	280,079
Century Communities, Inc.	1,627	109,269
Champion Homes, Inc.(a)	3,542	281,979
Cricut, Inc., Class A	2,865	13,437
D.R. Horton, Inc.	16,597	2,374,367
Dream Finders Homes, Inc., Class A(a)	1,622	20,745
Garmin Ltd.	10,529	3,093,210
Green Brick Partners, Inc.(a)	1,939	137,145
Hamilton Beach Brands Holding Co., Class A	1,383	31,795
Helen of Troy Ltd.(a)(b)	1,416	39,124
Hovnanian Enterprises, Inc., Class A(a)	259	32,090
Installed Building Products, Inc.	1,509	336,416
KB Home	4,241	233,128
La-Z-Boy, Inc.	2,410	94,906
Legacy Housing Corp.(a)(b)	148	3,887
Leggett & Platt, Inc.	8,651	84,780
Lennar Corp., B Shares	827	66,739
Lennar Corp., Class A	13,032	1,073,185
LGI Homes, Inc.(a)	1,213	66,193
Lovesac Co.(a)(b)	653	10,507
M/I Homes, Inc.(a)	1,640	239,653
Meritage Homes Corp.	4,608	323,482
Mohawk Industries, Inc.(a)	3,316	408,200
Newell Brands, Inc.	29,617	165,855
NVR, Inc.(a)	166	1,020,410
PulteGroup, Inc.	11,840	1,497,405
SharkNinja, Inc.(a)	5,378	869,999
Somnigroup International, Inc.	12,843	839,033
Sonos, Inc.(a)	7,986	117,075
Toll Brothers, Inc.	6,091	888,616
Whirlpool Corp.	4,081	153,038
XMAX, Inc.(a)(b)	5,314	45,807
		15,029,364
Household Products — 0.7%
Central Garden & Pet Co.(a)	682	29,360
Central Garden & Pet Co., Class A(a)	3,323	125,975
Church & Dwight Co., Inc.	15,266	1,508,433
Clorox Co.	7,739	739,307
Colgate-Palmolive Co.	51,537	4,705,328
Energizer Holdings, Inc.	4,687	98,286
Kimberly-Clark Corp.	21,247	2,322,510
Oil-Dri Corp. of America	954	94,646
Procter & Gamble Co.	150,952	21,811,055
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products (continued)
Reynolds Consumer Products, Inc.	3,870	$ 96,518
Spectrum Brands Holdings, Inc.	1,424	126,408
WD-40 Co.	832	188,981
		31,846,807
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	44,880	658,839
Brookfield Renewable Corp.	8,675	289,311
Clearway Energy, Inc., Class C	7,943	252,031
Hallador Energy Co.(a)	1,749	24,871
Montauk Renewables, Inc.(a)(b)	3,696	6,320
Ormat Technologies, Inc.	3,993	389,637
Talen Energy Corp.(a)	2,882	962,876
Vistra Corp.	21,568	3,196,162
		5,780,047
Industrial Conglomerates — 0.2%
3M Co.	33,957	5,985,940
Brookfield Business Corp., Class A	4,269	126,491
Honeywell International, Inc.	20,544	4,993,219
		11,105,650
Industrial REITs — 0.3%
Americold Realty Trust, Inc.	18,877	265,977
EastGroup Properties, Inc.	3,581	748,465
First Industrial Realty Trust, Inc.	8,452	556,480
Industrial Logistics Properties Trust	2,207	19,002
Innovative Industrial Properties, Inc.	1,807	106,270
Lineage, Inc.	4,537	192,233
LXP Industrial Trust	3,678	222,629
One Liberty Properties, Inc.	1,518	36,902
Prologis, Inc.	60,618	8,765,969
Rexford Industrial Realty, Inc.	14,809	559,336
STAG Industrial, Inc.	11,474	438,995
Terreno Realty Corp.	6,721	481,560
		12,393,818
Insurance — 1.8%
Abacus Global Management, Inc., Class A	3,950	40,725
Accelerant Holdings, Class A(a)	4,491	53,353
Aflac, Inc.	30,114	3,838,933
Allstate Corp.	16,361	4,320,613
American Coastal Insurance Corp.	2,983	31,679
American Financial Group, Inc.	4,200	595,224
American International Group, Inc.	34,646	2,722,483
AMERISAFE, Inc.	1,410	40,946
Aon PLC, Class A	13,489	4,863,459
Arch Capital Group Ltd.(a)	22,664	2,278,412
Arthur J Gallagher & Co.	16,405	4,091,735
Assurant, Inc.	3,181	888,103
Assured Guaranty Ltd.	2,820	233,270
Axis Capital Holdings Ltd.	4,720	497,110
Baldwin Insurance Group, Inc., Class A(a)(b)	6,395	177,397
Bowhead Specialty Holdings, Inc.(a)	1,535	46,956
Brighthouse Financial, Inc.(a)	3,750	232,162
Brown & Brown, Inc.	19,263	1,356,115
Chubb Ltd.	22,795	7,993,751
Cincinnati Financial Corp.	9,768	1,735,578
CNA Financial Corp.	1,702	89,304
CNO Financial Group, Inc.	6,050	333,294
Crawford & Co., Class A	730	7,964
Employers Holdings, Inc.	698	35,284
Everest Group Ltd.	2,504	936,872
F&G Annuities & Life, Inc.	2,196	62,740
Security	Shares	Value
Insurance (continued)
Fidelity National Financial, Inc., Class A	16,098	$ 830,496
First American Financial Corp.	6,362	477,086
Genworth Financial, Inc., Class A(a)	13,665	134,327
Globe Life, Inc.	5,150	938,587
Goosehead Insurance, Inc., Class A(a)	1,654	102,548
Greenlight Capital Re Ltd., Class A(a)	1,310	21,812
Hamilton Insurance Group Ltd., Class B	3,783	136,037
Hanover Insurance Group, Inc.	2,331	542,261
Hartford Insurance Group, Inc.	18,139	2,574,105
HCI Group, Inc.	694	121,457
Heritage Insurance Holdings, Inc.(a)	1,928	56,625
Hippo Holdings, Inc.(a)	930	29,249
Horace Mann Educators Corp.	2,646	137,883
Investors Title Co.	51	14,754
James River Group Holdings, Inc.(b)	3,570	16,029
Kemper Corp.	4,044	114,769
Kinsale Capital Group, Inc.(b)	1,499	534,274
Lemonade, Inc.(a)(b)	4,826	233,144
Lincoln National Corp.	11,067	504,766
Loews Corp.	10,629	1,233,070
Markel Group, Inc.(a)	788	1,483,284
Marsh & McLennan Cos., Inc.	31,667	6,006,913
MBIA, Inc.(a)	2,769	14,177
Mercury General Corp.	1,620	173,534
MetLife, Inc.	35,308	3,394,158
Neptune Insurance Holdings, Inc., Class A(a)	2,453	77,785
Octave Specialty Group, Inc.(a)	2,001	10,805
Old Republic International Corp.	15,605	674,292
Oscar Health, Inc., Class A(a)	15,153	473,077
Palomar Holdings, Inc.(a)	1,645	220,085
Pelagos Insurance Capital Ltd.	4,637	117,270
Primerica, Inc.	2,213	708,071
Principal Financial Group, Inc.	13,838	1,573,381
Progressive Corp.	37,743	7,979,625
Prudential Financial, Inc.	22,240	2,715,059
Reinsurance Group of America, Inc.	4,146	981,980
RenaissanceRe Holdings Ltd.	2,584	826,828
RLI Corp.	5,332	326,532
Root, Inc., Class A(a)	829	44,890
Ryan Specialty Holdings, Inc., Class A	7,076	312,476
Safety Insurance Group, Inc.	927	95,843
Selective Insurance Group, Inc.	3,715	352,145
SiriusPoint Ltd.(a)	4,652	110,020
Skyward Specialty Insurance Group, Inc.(a)	2,903	174,035
Slide Insurance Holdings, Inc.(a)	4,682	93,500
Stewart Information Services Corp.	1,779	120,243
Tiptree, Inc.	1,651	29,338
Travelers Cos., Inc.	13,636	5,104,773
Trupanion, Inc.(a)	2,521	61,739
United Fire Group, Inc.	1,438	73,856
Universal Insurance Holdings, Inc.	1,090	47,644
Unum Group	10,112	870,744
W.R. Berkley Corp.	14,911	1,081,644
White Mountains Insurance Group Ltd.(b)	161	337,735
Willis Towers Watson PLC	6,037	2,027,949
		84,952,171
Interactive Media & Services — 6.9%
Alphabet, Inc., Class A	376,347	134,028,457
Alphabet, Inc., Class C	309,451	110,365,699
Angi, Inc., Class A(a)	2,753	15,609
Bumble, Inc., Class A(a)	6,338	18,063
Cargurus, Inc., Class A(a)	5,337	193,413

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Interactive Media & Services (continued)
Cars.com, Inc.(a)	4,460	$ 52,851
EverQuote, Inc., Class A(a)(b)	2,107	53,139
fuboTV, Inc., Class A(a)	1,779	15,744
Grindr, Inc.(a)	2,746	47,616
Match Group, Inc.	15,869	625,397
MediaAlpha, Inc., Class A(a)	3,417	42,302
Meta Platforms, Inc., Class A	142,439	79,297,216
Nextdoor Holdings, Inc., Class A(a)	10,985	24,387
People, Inc.(a)	4,083	169,730
Pinterest, Inc., Class A(a)	31,653	759,988
QuinStreet, Inc.(a)	3,026	46,903
Reddit, Inc., Class A(a)	8,665	1,218,906
RUM Group, Inc., Class A(a)(b)	5,901	34,462
Shutterstock, Inc.	1,395	7,533
Taboola.com Ltd.(a)	9,786	49,028
TripAdvisor, Inc.(a)	7,461	105,685
Trump Media & Technology Group Corp., Class A(a)(b)	10,629	104,802
Webtoon Entertainment, Inc.(a)(b)	2,047	18,669
Yelp, Inc.(a)	4,499	118,909
Ziff Davis, Inc.(a)	2,056	109,132
ZipRecruiter, Inc., Class A(a)	5,115	20,153
ZoomInfo Technologies, Inc., Class A(a)	15,209	50,190
		327,593,983
IT Services — 1.0%
Accenture PLC, Class A	39,923	6,624,024
Akamai Technologies, Inc.(a)	9,369	1,079,121
Amdocs Ltd.	6,854	381,905
Applied Digital Corp.(a)(b)	16,456	450,730
Backblaze, Inc., Class A(a)	5,118	70,219
BigBear.ai Holdings, Inc.(a)(b)	28,992	80,888
Cloudflare, Inc., Class A(a)	20,513	5,722,717
Cognizant Technology Solutions Corp., Class A	30,113	1,666,754
Commerce.com, Inc., Series 1(a)	4,449	13,925
CoreWeave, Inc., Class A(a)	22,905	1,643,892
DigitalOcean Holdings, Inc.(a)	5,182	608,885
DXC Technology Co.(a)	10,229	114,974
EPAM Systems, Inc.(a)	3,493	368,721
Everforth, Inc.(a)	2,361	67,147
Fastly, Inc., Class A(a)	9,245	209,492
Gartner, Inc.(a)	4,183	631,717
Globant SA(a)(b)	2,826	103,432
GoDaddy, Inc., Class A(a)	8,431	697,581
Grid Dynamics Holdings, Inc., Class A(a)(b)	3,516	24,225
Hackett Group, Inc.	1,720	18,438
Information Services Group, Inc.	4,101	17,060
International Business Machines Corp.	60,997	13,641,979
Kyndryl Holdings, Inc.(a)	14,172	192,031
MongoDB, Inc., Class A(a)	5,056	1,706,299
Okta, Inc., Class A(a)	11,011	1,562,791
Rackspace Technology, Inc.(a)(b)	2,884	11,911
Snowflake, Inc., Class A(a)	21,740	6,375,907
TSS, Inc.(a)(b)	1,396	13,848
Tucows, Inc., Class A(a)(b)	474	7,319
Twilio, Inc., Class A(a)	9,513	1,877,390
Unisys Corp.(a)(b)	3,469	9,956
VeriSign, Inc.	5,396	1,564,948
Whitefiber, Inc.(a)(b)	1,021	24,198
		47,584,424
Leisure Products — 0.1%
Acushnet Holdings Corp.	1,776	179,856
Brunswick Corp.	4,072	321,688
Callaway Golf Co.(a)	9,369	172,952
Security	Shares	Value
Leisure Products (continued)
Funko, Inc., Class A(a)	2,563	$ 14,942
Hasbro, Inc.	9,111	855,887
JAKKS Pacific, Inc.	934	24,592
Johnson Outdoors, Inc., Class A	138	6,474
Latham Group, Inc.(a)(b)	2,161	11,583
Malibu Boats, Inc., Class A(a)	1,332	36,723
MasterCraft Boat Holdings, Inc.(a)(b)	1,420	33,966
Mattel, Inc.(a)	20,118	303,581
Peloton Interactive, Inc., Class A(a)	24,496	156,529
Polaris, Inc.	3,366	225,791
Smith & Wesson Brands, Inc.	2,956	43,010
Sturm Ruger & Co., Inc.	1,052	39,103
YETI Holdings, Inc.(a)	5,240	256,446
		2,683,123
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)	8,120	383,832
Adaptive Biotechnologies Corp.(a)	10,614	239,558
Agilent Technologies, Inc.	18,260	2,526,636
Avantor, Inc.(a)	46,657	642,933
Azenta, Inc.(a)	2,445	68,778
BioLife Solutions, Inc.(a)	2,281	71,350
Bio-Rad Laboratories, Inc., Class A(a)	1,176	382,765
Bio-Techne Corp.	9,809	707,131
Bruker Corp.	7,081	444,970
Charles River Laboratories International, Inc.(a)	3,099	720,549
Codexis, Inc.(a)(b)	3,610	5,054
CryoPort, Inc.(a)	2,296	34,647
Cytek Biosciences, Inc.(a)	7,712	32,545
Danaher Corp.	41,068	8,007,439
Fortrea Holdings, Inc.(a)	5,591	107,179
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	4,326	34,997
Illumina, Inc.(a)	9,807	2,011,416
IQVIA Holdings, Inc.(a)	10,715	2,518,239
Maravai LifeSciences Holdings, Inc., Class A(a)	6,620	43,493
Medpace Holdings, Inc.(a)	1,502	866,819
Mesa Laboratories, Inc.	342	34,477
Mettler-Toledo International, Inc.(a)	1,303	1,845,439
OmniAb, Inc.(a)(b)	10,048	19,895
OmniAb, Inc., 12.50 Earnout Shares(d)	304	—
OmniAb, Inc., 15.00 Earnout Shares(d)	304	—
Pacific Biosciences of California, Inc.(a)	15,893	22,250
Personalis, Inc.(a)	5,444	68,921
Qiagen NV	13,292	550,289
Quanterix Corp.(a)	3,192	11,108
Repligen Corp.(a)	3,472	489,587
Revvity, Inc.	7,373	829,610
Sotera Health Co.(a)	17,005	303,709
Tempus AI, Inc., Class A(a)(b)	7,364	323,059
Thermo Fisher Scientific, Inc.	24,126	13,855,562
Waters Corp.(a)	6,407	2,417,425
West Pharmaceutical Services, Inc.	4,494	1,532,274
		42,153,935
Machinery — 2.0%
3D Systems Corp.(a)(b)	7,065	18,652
Aebi Schmidt Holding AG	2,053	26,463
AGCO Corp.	3,749	382,998
Alamo Group, Inc.	698	111,038
Albany International Corp., Class A	2,042	152,149
Alliance Laundry Holdings, Inc.(a)(b)	2,977	78,504
Allison Transmission Holdings, Inc.	5,364	614,393
Astec Industries, Inc.	1,273	64,490
Atmus Filtration Technologies, Inc.	5,171	266,979
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Blue Bird Corp.(a)	2,169	$ 161,352
Caterpillar, Inc.	29,452	23,997,784
CECO Environmental Corp.(a)	3,255	214,472
CNH Industrial NV	58,850	603,213
Columbus McKinnon Corp.	1,466	28,103
Crane Co.	3,125	667,063
Cummins, Inc.	8,901	5,645,014
Deere & Co.	16,009	9,488,054
Donaldson Co., Inc.	7,376	695,114
Douglas Dynamics, Inc.	1,306	57,634
Dover Corp.	8,541	1,747,659
Energy Recovery, Inc.(a)	3,940	34,081
Enerpac Tool Group Corp., Class A	3,599	128,628
Enpro, Inc.	1,416	444,511
Esab Corp.	3,616	312,892
ESCO Technologies, Inc.	1,721	542,614
Federal Signal Corp.	3,769	470,937
Flowserve Corp.	8,410	639,076
Fortive Corp.	19,379	1,147,431
Franklin Electric Co., Inc.	2,440	255,517
Gates Industrial Corp. Ltd.(a)	16,092	450,254
Gorman-Rupp Co.	1,213	98,483
Graco, Inc.	10,547	837,221
Graham Corp.(a)	870	83,433
Greenbrier Cos., Inc.	2,191	107,907
Helios Technologies, Inc.	1,936	150,834
Hillman Solutions Corp.(a)	12,662	99,650
Hyster-Yale, Inc., Class A	682	22,799
IDEX Corp.	4,687	1,080,119
Illinois Tool Works, Inc.	18,775	5,387,486
Ingersoll Rand, Inc.	25,187	2,100,092
ITT, Inc.	5,651	1,107,483
JBT Marel Corp.	3,215	445,181
Kadant, Inc.	797	245,078
Kennametal, Inc.	4,869	165,400
L B Foster Co., Class A(a)	1,096	45,078
Lincoln Electric Holdings, Inc.	3,405	889,761
Lindsay Corp.	692	76,687
Luxfer Holdings PLC	2,208	37,602
Manitowoc Co., Inc.(a)	2,189	30,318
Mayville Engineering Co., Inc.(a)	1,707	43,819
Microvast Holdings, Inc.(a)(b)	14,073	11,358
Middleby Corp.(a)	2,783	371,753
Midera Food Processing, Inc.(a)	2,783	133,445
Miller Industries, Inc.	1,094	55,028
Mueller Industries, Inc.	14,156	940,100
Mueller Water Products, Inc., Class A	10,406	262,647
Nordson Corp.	3,380	1,006,496
Omega Flex, Inc.	130	3,830
Oshkosh Corp.	3,931	559,814
Otis Worldwide Corp.	25,384	1,826,379
PACCAR, Inc.	33,293	4,417,315
Parker-Hannifin Corp.	8,192	7,999,734
Park-Ohio Holdings Corp.	1,119	44,682
Pentair PLC	10,391	679,987
Proto Labs, Inc.(a)	1,922	144,246
RBC Bearings, Inc.(a)	1,969	1,085,529
Richtech Robotics, Inc., Class B(a)(b)	11,967	16,993
Snap-on, Inc.	3,228	1,324,803
SPX Technologies, Inc.(a)	3,151	692,023
Standex International Corp.	780	231,270
Stanley Black & Decker, Inc.	9,755	922,628
Security	Shares	Value
Machinery (continued)
Tennant Co.	1,312	$ 110,247
Terex Corp.	6,793	426,872
Timken Co.	4,100	563,955
Titan International, Inc.(a)	2,632	19,003
Toro Co.	6,262	575,290
Trinity Industries, Inc.	5,760	179,942
Wabash National Corp.	3,518	44,186
Watts Water Technologies, Inc., Class A	1,727	597,179
Westinghouse Air Brake Technologies Corp.	11,205	3,259,086
Worthington Enterprises, Inc.	1,931	108,542
Xylem, Inc.	15,271	1,786,249
		92,902,111
Marine Transportation — 0.0%
Costamare Bulkers Holdings Ltd.(a)	616	12,049
Costamare, Inc.	3,080	47,986
Genco Shipping & Trading Ltd.	2,396	61,194
Himalaya Shipping Ltd.	1,071	16,825
Kirby Corp.(a)	3,546	465,022
Matson, Inc.	1,866	378,033
Safe Bulkers, Inc.	7,287	56,912
		1,038,021
Media — 0.2%
Advantage Solutions, Inc., Class A(a)(b)	150	5,886
AMC Global Media, Inc., Class A(a)	2,229	24,965
Boston Omaha Corp., Class A(a)	863	12,237
Cable One, Inc.(a)	350	13,997
Charter Communications, Inc., Class A(a)(b)	4,964	719,681
Clear Channel Outdoor Holdings, Inc.(a)	24,013	58,111
DoubleVerify Holdings, Inc.(a)	10,846	122,018
EchoStar Corp., Class A(a)(b)	8,867	745,626
Entravision Communications Corp., Class A	5,905	66,254
EW Scripps Co., Class A(a)(b)	2,946	8,278
Fox Corp., Class A	11,096	646,120
Fox Corp., Class B	10,683	554,875
Gray Media, Inc.	6,043	24,414
Ibotta, Inc., Class A(a)(b)	1,317	31,608
iHeartMedia, Inc., Class A(a)(b)	7,236	25,977
John Wiley & Sons, Inc., Class A	2,734	142,715
Liberty Broadband Corp., Class A(a)	1,051	35,797
Liberty Broadband Corp., Class C(a)	7,749	263,776
Magnite, Inc.(a)	10,085	194,641
MNTN, Inc., Class A(a)	4,202	38,742
National CineMedia, Inc.	7,897	31,667
New York Times Co., Class A	10,194	763,429
News Corp., Class A	24,095	664,058
News Corp., Class B	7,553	236,182
Newsmax, Inc., Class B(a)(b)	4,492	34,633
Nexstar Media Group, Inc., Class A	1,749	333,237
Nexxen International Ltd.(a)	3,975	40,863
NIQ Global Intelligence PLC(a)	6,403	71,522
Omnicom Group, Inc.	18,037	1,419,512
Optimum Communications, Inc., Class A(a)	18,560	14,146
PubMatic, Inc., Class A(a)(b)	2,634	33,188
Scholastic Corp.	1,648	66,991
Sinclair, Inc., Class A	2,203	30,269
Sirius XM Holdings, Inc.	11,050	327,301
Stagwell, Inc., Class A(a)	10,319	87,196
TechTarget, Inc.(a)(b)	1,792	8,046
Trade Desk, Inc., Class A(a)	25,800	465,432

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
USA TODAY Co., Inc.(a)	7,997	$ 69,494
Versant Media Group, Inc., Class A	9,589	345,108
		8,777,992
Metals & Mining — 0.7%
Alcoa Corp.	17,744	803,093
Almonty Industries, Inc.(a)	14,271	157,837
Alpha Metallurgical Resources, Inc.(a)	727	99,715
American Battery Technology Co.(a)(b)	10,833	22,641
Anglogold Ashanti PLC	33,043	2,620,971
Aura Minerals, Inc.	2,660	145,156
Caledonia Mining Corp. PLC	1,362	25,047
Century Aluminum Co.(a)	4,807	215,209
Cleveland-Cliffs, Inc.(a)	37,204	428,590
Coeur Mining, Inc.	66,726	994,885
Commercial Metals Co.	7,002	481,177
Compass Minerals International, Inc.(a)	2,480	72,763
Constellium SE, Class A(a)	9,126	253,520
Critical Metals Corp.(a)(b)	2,846	15,625
Dakota Gold Corp.(a)	6,771	30,740
Elemental Royalty Corp.	2,909	45,584
Ferroglobe PLC	9,697	30,836
Freeport-McMoRan, Inc.	92,891	5,817,763
Hecla Mining Co.	42,110	594,593
Hycroft Mining Holding Corp., Class A(a)	3,618	70,660
Idaho Strategic Resources, Inc.(a)	618	17,347
Ivanhoe Electric, Inc.(a)(b)	6,984	63,904
Kaiser Aluminum Corp.	1,048	167,345
Materion Corp.	1,409	297,074
McEwen, Inc.(a)(b)	3,599	62,227
Metallus, Inc.(a)	2,945	59,253
MP Materials Corp., Class A(a)(b)	9,259	383,045
Newmont Corp.	69,175	6,482,389
NioCorp Developments Ltd.(a)(b)	9,432	40,133
Novagold Resources, Inc.(a)	23,542	137,250
Nucor Corp.	14,513	3,734,050
Perpetua Resources Corp.(a)	5,334	98,199
Ramaco Resources, Inc., Class A(a)	3,652	33,489
REalloys, Inc.(a)(b)	3,829	33,619
Reliance, Inc.	3,240	1,315,764
Royal Gold, Inc.	5,505	1,091,917
Ryerson Holding Corp.	2,811	78,118
Southern Copper Corp.	5,815	1,062,459
SSR Mining, Inc.(a)	14,283	365,931
Steel Dynamics, Inc.	8,694	2,184,454
SunCoke Energy, Inc.	5,143	43,613
U.S. Antimony Corp.(a)(b)	8,002	40,570
USA Rare Earth, Inc., Class A(a)(b)	12,119	181,179
Warrior Met Coal, Inc.	3,308	262,688
Worthington Steel, Inc.	1,931	69,535
		31,231,957
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Adamas Trust, Inc.	4,414	40,035
AGNC Investment Corp.	68,038	725,285
Angel Oak Mortgage REIT, Inc.	1,604	14,195
Annaly Capital Management, Inc.	45,841	1,041,507
Arbor Realty Trust, Inc.	10,209	51,147
Ares Commercial Real Estate Corp.	2,603	11,089
ARMOUR Residential REIT, Inc.	8,113	133,621
Blackstone Mortgage Trust, Inc., Class A	11,316	164,535
BrightSpire Capital, Inc., Class A	5,031	25,205
Chimera Investment Corp.	3,999	49,908
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Claros Mortgage Trust, Inc.(a)	6,855	$ 12,133
Dynex Capital, Inc.	16,109	204,745
Ellington Financial, Inc.	12,549	166,651
Franklin BSP Realty Trust, Inc.	5,397	40,963
Invesco Mortgage Capital, Inc.	3,079	22,815
KKR Real Estate Finance Trust, Inc.	4,580	31,877
Ladder Capital Corp., Class A	6,531	62,436
MFA Financial, Inc.	6,287	57,275
Orchid Island Capital, Inc.	11,723	76,082
PennyMac Mortgage Investment Trust	5,334	50,300
Ready Capital Corp.(b)	9,961	14,244
Redwood Trust, Inc.	6,308	28,828
Rithm Capital Corp.	38,095	376,379
Starwood Property Trust, Inc.	24,318	388,602
TPG RE Finance Trust, Inc.	3,418	27,241
Two Harbors Investment Corp.	7,086	85,670
		3,902,768
Multi-Utilities — 0.5%
Ameren Corp.	17,553	1,923,984
Avista Corp.	4,818	194,888
Black Hills Corp.	5,320	378,837
CenterPoint Energy, Inc.	42,343	1,780,100
CMS Energy Corp.	19,817	1,426,626
Consolidated Edison, Inc.	23,761	2,586,385
Dominion Energy, Inc.	57,170	3,954,449
DTE Energy Co.	13,480	1,912,408
NiSource, Inc.	31,186	1,385,594
Northwestern Energy Group, Inc.	3,880	266,711
Public Service Enterprise Group, Inc.	32,889	2,521,928
Sempra	42,547	3,767,537
Unitil Corp.	767	41,372
WEC Energy Group, Inc.	21,184	2,317,953
		24,458,772
Office REITs — 0.1%
Brandywine Realty Trust	10,235	31,115
BXP, Inc.	10,424	730,931
COPT Defense Properties	7,249	275,172
Cousins Properties, Inc.	10,476	330,518
Douglas Emmett, Inc.	11,576	136,828
Easterly Government Properties, Inc.	2,498	60,851
Empire State Realty Trust, Inc., Class A	7,712	39,023
Highwoods Properties, Inc.	7,001	231,943
Hudson Pacific Properties, Inc.(a)	3,312	45,606
JBG SMITH Properties	2,994	42,066
Kilroy Realty Corp.	7,474	290,141
NET Lease Office Properties	892	10,436
Piedmont Realty Trust, Inc., Class A(a)	6,483	62,820
Postal Realty Trust, Inc., Class A	1,151	26,519
SL Green Realty Corp.	5,014	265,391
Vornado Realty Trust	11,598	456,845
		3,036,205
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	20,850	458,074
Antero Resources Corp.(a)	18,215	658,290
APA Corp.	23,015	858,920
Ardmore Shipping Corp.	2,633	45,788
BKV Corp.(a)(b)	1,820	44,517
California Resources Corp.	5,051	265,784
Calumet, Inc.(a)	4,768	210,698
Centrus Energy Corp., Class A(a)(b)	1,066	188,607
Cheniere Energy, Inc.	13,543	3,569,528
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Chevron Corp.	120,265	$ 23,671,760
Chord Energy Corp.	3,652	512,668
Clean Energy Fuels Corp.(a)(b)	11,389	22,095
CNX Resources Corp.(a)	8,773	314,073
Comstock Resources, Inc.(a)	4,604	61,049
ConocoPhillips	78,907	9,506,715
Core Natural Resources, Inc.	3,361	268,342
Crescent Energy Co., Class A	17,001	195,001
CVR Energy, Inc.	1,753	62,442
Delek U.S. Holdings, Inc.	4,296	291,569
Devon Energy Corp.	73,303	3,308,164
DHT Holdings, Inc.	8,078	150,008
Diamondback Energy, Inc.	12,460	2,528,757
Diversified Energy Co.	3,413	45,939
Dorian LPG Ltd.	2,259	107,122
DT Midstream, Inc.(a)	6,406	884,028
Encore Energy Corp.(a)(b)	10,541	11,490
Energy Fuels, Inc./Canada(a)(b)	15,151	173,327
EOG Resources, Inc.	34,695	5,158,800
EQT Corp.	38,840	2,069,784
Excelerate Energy, Inc., Class A	1,997	78,422
Expand Energy Corp.	14,830	1,394,465
ExxonMobil Holdings Corp.	269,691	41,920,769
FLEX LNG Ltd.	1,825	56,958
FutureFuel Corp.	1,699	8,410
Gevo, Inc.(a)(b)	22,524	33,336
Golar LNG Ltd.	6,652	326,946
Granite Ridge Resources, Inc.	13,084	62,149
Green Plains, Inc.(a)	5,321	89,659
Gulfport Energy Corp.(a)	980	158,143
HF Sinclair Corp.	10,087	922,658
HighPeak Energy, Inc.	727	5,198
International Seaways, Inc.	2,882	277,191
Kinder Morgan, Inc.	125,412	4,035,758
Kinetik Holdings, Inc., Class A	3,414	172,646
Kosmos Energy Ltd.(a)(b)	30,237	81,338
Lightbridge Corp.(a)(b)	5,423	44,685
Magnolia Oil & Gas Corp., Class A	11,033	283,658
Marathon Petroleum Corp.	19,050	6,028,753
Matador Resources Co.	7,435	370,932
Murphy Oil Corp.	9,297	369,463
NACCO Industries, Inc., Class A	532	25,217
Navigator Holdings Ltd.	2,844	63,563
New Era Energy & Digital, Inc.(a)	7,413	34,545
NextDecade Corp.(a)(b)	13,993	94,033
Nordic American Tankers Ltd.	13,383	87,391
Northern Oil & Gas, Inc.	5,384	113,872
Occidental Petroleum Corp.	47,370	2,703,406
ONEOK, Inc.	40,947	3,718,397
Ovintiv, Inc.	18,573	1,160,070
Par Pacific Holdings, Inc.(a)	3,399	292,416
PBF Energy, Inc., Class A	6,790	490,781
Peabody Energy Corp.	7,488	159,644
Permian Resources Corp., Class A	50,440	1,074,876
Phillips 66	25,929	5,488,651
Range Resources Corp.	14,997	601,980
REX American Resources Corp.(a)	2,152	92,622
Riley Exploration Permian, Inc.	425	14,565
Sable Offshore Corp., Class A(a)(b)	8,455	44,727
SandRidge Energy, Inc.	1,890	26,309
Scorpio Tankers, Inc.	3,001	233,658
SFL Corp. Ltd.	10,236	126,312
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
SM Energy Co.	15,315	$ 498,044
Talos Energy, Inc.(a)	7,922	120,256
Targa Resources Corp.	13,787	3,727,591
Teekay Corp. Ltd.	4,449	51,831
Teekay Tankers Ltd., Class A	1,541	122,309
Texas Pacific Land Corp.	3,858	1,553,154
Uranium Energy Corp.(a)(b)	29,620	284,352
Ur-Energy, Inc.(a)(b)	32,411	39,541
VAALCO Energy, Inc.	8,384	44,687
Valero Energy Corp.	19,130	5,985,777
Viper Energy, Inc., Class A	12,787	570,428
Vitesse Energy, Inc.	1,510	23,556
W&T Offshore, Inc.	7,555	27,122
Williams Cos., Inc.	78,946	5,647,797
World Kinect Corp.	4,001	159,480
		147,867,836
Paper & Forest Products — 0.0%
Clearwater Paper Corp.(a)	1,051	22,102
Magnera Corp.(a)	3,724	49,343
Sylvamo Corp.	2,521	94,311
		165,756
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	7,048	334,428
Allegiant Travel Co.(a)	1,686	165,363
American Airlines Group, Inc.(a)(b)	41,220	629,429
Delta Air Lines, Inc.	42,142	3,684,897
Frontier Group Holdings, Inc.(a)	2,715	18,326
JetBlue Airways Corp.(a)	21,282	128,330
Joby Aviation, Inc., Class A(a)(b)	43,856	313,570
Republic Airways Holdings, Inc.(a)(b)	2,190	45,224
SkyWest, Inc.(a)	2,476	264,858
Southwest Airlines Co.	29,419	1,322,972
United Airlines Holdings, Inc.(a)	20,676	2,508,619
		9,416,016
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	8,741	108,301
Coty, Inc., Class A(a)	25,648	70,532
Edgewell Personal Care Co.	3,579	97,313
elf Beauty, Inc.(a)	3,473	287,877
Estee Lauder Cos., Inc., Class A	16,147	1,354,733
Herbalife Ltd.(a)	6,918	85,922
Honest Co., Inc.(a)(b)	9,280	33,872
Interparfums, Inc.	1,217	151,577
Kenvue, Inc.	123,168	2,369,752
Niagen Bioscience, Inc.(a)	3,449	11,727
Nu Skin Enterprises, Inc., Class A	3,335	17,309
Oddity Tech Ltd., Class A(a)(b)	3,607	51,147
USANA Health Sciences, Inc.(a)	667	14,747
		4,654,809
Pharmaceuticals — 3.2%
Aclaris Therapeutics, Inc.(a)(b)	12,127	63,060
Alto Neuroscience, Inc.(a)	2,104	56,955
Alumis, Inc.(a)	4,800	135,600
Amneal Pharmaceuticals, Inc., Class A(a)	11,413	209,086
Amphastar Pharmaceuticals, Inc.(a)	1,929	38,464
Amylyx Pharmaceuticals, Inc.(a)	6,202	125,963
ANI Pharmaceuticals, Inc.(a)	1,481	117,354
Aquestive Therapeutics, Inc.(a)	7,440	27,491
Arvinas, Inc.(a)	4,655	37,380
AtaiBeckley, Inc.(a)	23,578	169,290
Atea Pharmaceuticals, Inc.(a)(b)	3,928	18,462

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Avalyn Pharma, Inc.(a)(b)	1,415	$ 40,738
Axsome Therapeutics, Inc.(a)	2,911	634,569
BioAge Labs, Inc.(a)	2,242	20,268
Bristol-Myers Squibb Co.	132,389	8,646,326
Collegium Pharmaceutical, Inc.(a)	1,943	68,763
Contineum Therapeutics, Inc., Class A(a)(b)	3,103	48,065
Corcept Therapeutics, Inc.(a)	6,353	727,355
CorMedix, Inc.(a)(b)	4,992	37,590
Crinetics Pharmaceuticals, Inc.(a)	7,575	632,664
Definium Therapeutics, Inc.(a)	7,715	335,757
Edgewise Therapeutics, Inc.(a)	4,396	168,938
Elanco Animal Health, Inc.(a)(b)	31,802	838,619
Eli Lilly & Co.	51,737	59,437,535
Enliven Therapeutics, Inc.(a)	2,827	154,948
Eton Pharmaceuticals, Inc.(a)	1,560	72,415
Evolus, Inc.(a)	4,724	27,588
EyePoint, Inc.(a)	5,129	62,830
Fulcrum Therapeutics, Inc.(a)	1,951	6,985
Harmony Biosciences Holdings, Inc.(a)	2,403	84,682
Harrow, Inc.(a)(b)	1,688	65,444
Indivior Pharmaceuticals, Inc.(a)	8,197	327,962
Innoviva, Inc.(a)	4,370	91,639
Jazz Pharmaceuticals PLC(a)	3,870	978,568
Johnson & Johnson	155,915	39,968,810
LB Pharmaceuticals, Inc.(a)(b)	1,984	79,519
LENZ Therapeutics, Inc.(a)(b)	1,314	6,964
Lexicon Pharmaceuticals, Inc.(a)(b)	21,157	48,873
Ligand Pharmaceuticals, Inc.(a)	1,311	376,965
Liquidia Corp.(a)	4,468	375,803
Maze Therapeutics, Inc.(a)	1,815	48,860
MBX Biosciences, Inc.(a)(b)	1,925	126,915
Merck & Co., Inc.	160,388	20,882,518
Nektar Therapeutics(a)	2,388	168,760
Nuvation Bio, Inc., Class A(a)(b)	16,108	101,964
Ocular Therapeutix, Inc.(a)	10,818	88,383
Omeros Corp.(a)(b)	4,825	57,128
Organon & Co.	17,485	236,922
Pacira BioSciences, Inc.(a)	2,757	72,812
Perrigo Co. PLC	8,973	90,717
Pfizer, Inc.	369,885	9,250,824
Phathom Pharmaceuticals, Inc.(a)(b)	3,139	27,466
Phibro Animal Health Corp., Class A	1,710	62,124
Prestige Consumer Healthcare, Inc.(a)	3,378	169,643
Rapport Therapeutics, Inc.(a)	1,625	66,592
Relmada Therapeutics, Inc.(a)	7,699	40,882
Royalty Pharma PLC, Class A	26,705	1,560,373
Septerna, Inc.(a)	1,749	60,253
SIGA Technologies, Inc.	2,502	8,181
Supernus Pharmaceuticals, Inc.(a)	3,326	148,439
Tarsus Pharmaceuticals, Inc.(a)	2,967	175,172
Theravance Biopharma, Inc.(a)	2,778	46,837
Third Harmonic Bio, Inc.(a)(d)	1,258	—
Trevi Therapeutics, Inc.(a)(b)	6,134	111,945
VeraDermics, Inc.(a)(b)	1,505	158,025
Viatris, Inc.	76,210	1,338,248
WaVe Life Sciences Ltd.(a)	10,118	55,750
Xeris Biopharma Holdings, Inc.(a)	12,064	97,477
Zevra Therapeutics, Inc.(a)(b)	5,553	52,809
Zoetis, Inc., Class A	27,655	2,137,455
		152,809,761
Professional Services — 0.5%
Amentum Holdings, Inc.(a)	9,099	201,998
Security	Shares	Value
Professional Services (continued)
Asure Software, Inc.(a)	833	$ 6,689
Automatic Data Processing, Inc.	25,966	6,918,900
Barrett Business Services, Inc.	1,308	51,064
BlackSky Technology, Inc., Class A(a)(b)	2,704	62,327
Booz Allen Hamilton Holding Corp., Class A	8,145	567,869
Broadridge Financial Solutions, Inc.	7,619	1,172,945
CACI International, Inc., Class A(a)	1,452	722,733
CBIZ, Inc.(a)(b)	2,985	164,414
Clarivate PLC(a)(b)	30,144	59,685
Concentrix Corp.	3,231	79,483
Conduent, Inc.(a)	11,206	17,593
CRA International, Inc.	456	81,638
Equifax, Inc.	7,679	1,325,549
ExlService Holdings, Inc.(a)	9,605	325,898
Exponent, Inc.	3,516	235,045
Falcon’s Beyond Global, Inc., Class A(a)(b)	2,436	24,214
First Advantage Corp.(a)(b)	5,027	99,736
Franklin Covey Co.(a)	875	18,769
FTI Consulting, Inc.(a)	1,856	295,809
Genpact Ltd.	9,988	351,278
Huron Consulting Group, Inc.(a)	1,073	162,849
IBEX Holdings Ltd.(a)	997	35,234
ICF International, Inc.	1,207	97,670
Innodata, Inc.(a)	2,252	141,493
Insperity, Inc.	2,314	117,112
Jacobs Solutions, Inc.	7,562	1,020,341
KBR, Inc.	7,572	277,211
Kelly Services, Inc., Class A	1,865	27,677
Kforce, Inc.	1,435	81,465
Korn Ferry	3,503	288,192
Legalzoom.com, Inc.(a)	9,589	75,465
Leidos Holdings, Inc.	8,363	966,763
ManpowerGroup, Inc.	2,953	154,796
Maximus, Inc.	3,559	214,430
Mobility Global, Inc.(a)	19,030	387,831
Parsons Corp.(a)	2,535	112,072
Paychex, Inc.	20,660	2,413,914
Paycom Software, Inc.	2,512	411,868
Paylocity Holding Corp.(a)	2,941	405,549
Planet Labs PBC, Class A(a)(b)	17,431	356,987
Resolute Holdings Management, Inc.(a)(b)	240	29,702
Robert Half, Inc.	6,974	263,617
Science Applications International Corp.	2,886	338,037
Spire Global, Inc., Class A(a)(b)	3,429	39,296
SS&C Technologies Holdings, Inc.	13,291	1,024,072
TIC Solutions, Inc.(a)(b)	10,979	80,257
TransUnion	12,368	972,372
TriNet Group, Inc.	2,005	131,989
TrueBlue, Inc.(a)	1,967	13,926
UL Solutions, Inc., Class A	4,893	448,395
Upwork, Inc.(a)	7,682	70,367
Verisk Analytics, Inc.	8,578	1,671,423
Verra Mobility Corp., Class A(a)	10,289	54,429
Willdan Group, Inc.(a)(b)	706	48,382
		25,718,819
Real Estate Management & Development — 0.1%
AGNT, Inc.	6,844	27,718
CBRE Group, Inc., Class A(a)	18,754	2,753,275
Compass, Inc., Class A(a)	45,798	521,639
CoStar Group, Inc.(a)	26,529	762,974
Cushman & Wakefield Ltd.(a)	15,042	201,864
Forestar Group, Inc.(a)	1,192	33,555
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
FRP Holdings, Inc.(a)	372	$ 8,303
Howard Hughes Holdings, Inc.(a)	2,191	140,049
Jones Lang LaSalle, Inc.(a)	2,997	1,064,025
Marcus & Millichap, Inc.	1,555	47,816
Newmark Group, Inc., Class A	9,252	138,734
Opendoor Technologies, Inc., Class A(a)(b)	59,556	224,526
RE/MAX Holdings, Inc., Class A(a)	632	5,726
Real Brokerage, Inc.(a)	8,923	14,277
RMR Group, Inc., Class A	541	10,301
Seaport Entertainment Group, Inc.(a)(b)	550	14,426
St. Joe Co.	2,394	149,002
Tejon Ranch Co.(a)(b)	507	8,583
Zillow Group, Inc., Class A(a)	2,932	101,711
Zillow Group, Inc., Class C(a)	10,946	372,821
		6,601,325
Residential REITs — 0.2%
American Homes 4 Rent, Class A	21,752	726,952
AvalonBay Communities, Inc.	8,940	1,659,353
BRT Apartments Corp.	1,270	18,936
Camden Property Trust	6,271	694,890
Centerspace	916	50,233
Equity LifeStyle Properties, Inc.	12,790	832,245
Equity Residential	23,977	1,593,272
Essex Property Trust, Inc.	4,115	1,169,236
Independence Realty Trust, Inc.	14,480	240,802
Invitation Homes, Inc.	38,870	1,155,216
Mid-America Apartment Communities, Inc.	7,392	978,257
NexPoint Residential Trust, Inc.	1,405	36,685
Sun Communities, Inc.	8,109	1,001,299
UDR, Inc.	21,211	809,412
UMH Properties, Inc.	3,850	58,174
		11,024,962
Retail REITs — 0.3%
Acadia Realty Trust	7,485	168,188
Agree Realty Corp.	7,677	597,271
Alexander’s, Inc.	94	23,970
Brixmor Property Group, Inc.	20,610	649,421
CBL & Associates Properties, Inc.	1,773	104,093
Curbline Properties Corp.	6,406	196,280
Federal Realty Investment Trust	5,622	697,634
Getty Realty Corp.	3,398	116,008
InvenTrust Properties Corp.	5,089	180,201
Kimco Realty Corp.	41,757	1,063,968
Kite Realty Group Trust	13,877	397,160
Macerich Co.	17,325	447,678
NETSTREIT Corp.	9,480	203,346
NNN REIT, Inc.	12,170	578,318
Phillips Edison & Co., Inc.	7,940	337,371
Realty Income Corp.	60,665	3,874,673
Regency Centers Corp.	11,602	931,525
Saul Centers, Inc.	796	27,120
Simon Property Group, Inc.	20,736	4,756,216
SITE Centers Corp.	3,203	13,709
Tanger, Inc.	7,151	290,760
Urban Edge Properties	7,999	181,257
		15,836,167
Semiconductors & Semiconductor Equipment — 14.9%
ACM Research, Inc., Class A(a)	3,235	253,850
Advanced Micro Devices, Inc.(a)	105,431	50,200,971
Aehr Test Systems(a)	1,831	146,443
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Allegro MicroSystems, Inc.(a)	7,682	$ 318,803
Alpha & Omega Semiconductor Ltd.(a)	1,720	54,593
Ambarella, Inc.(a)(b)	3,025	260,150
Ambiq Micro, Inc.(a)	1,575	100,154
Amkor Technology, Inc.	7,863	392,128
Analog Devices, Inc.	31,694	11,644,693
Applied Materials, Inc.	51,364	26,075,962
Astera Labs, Inc.(a)	9,950	3,096,738
Axcelis Technologies, Inc.(a)(b)	1,979	258,022
AXT, Inc.(a)	4,014	242,566
Broadcom, Inc.	301,573	117,396,337
Canadian Solar, Inc.(a)(b)	3,137	47,306
CEVA, Inc.(a)	1,470	47,996
Cirrus Logic, Inc.(a)	3,208	414,955
Cohu, Inc.(a)	3,237	155,344
Credo Technology Group Holding Ltd.(a)	10,774	2,230,110
Diodes, Inc.(a)	2,733	224,981
Enphase Energy, Inc.(a)	8,579	322,056
Entegris, Inc.	9,868	1,174,785
Everspin Technologies, Inc.(a)(b)	2,027	29,452
First Solar, Inc.(a)	6,503	1,372,328
FormFactor, Inc.(a)	4,891	519,424
GLOBALFOUNDRIES, Inc.	8,051	402,469
Ichor Holdings Ltd.(a)	2,288	172,218
Impinj, Inc.(a)	1,813	274,416
indie Semiconductor, Inc., Class A(a)(b)	9,909	32,006
Intel Corp.(a)	284,226	25,637,185
KLA Corp.	84,723	15,489,059
Kopin Corp.(a)(b)	9,671	34,042
Kulicke & Soffa Industries, Inc.	3,436	306,491
Lam Research Corp.	80,969	23,725,536
Lattice Semiconductor Corp.(a)	8,637	1,073,320
MACOM Technology Solutions Holdings, Inc., Class H(a)	4,322	1,086,724
Marvell Technology, Inc.	56,535	10,603,705
MaxLinear, Inc.(a)	5,493	367,042
Microchip Technology, Inc.	34,646	2,573,851
Micron Technology, Inc.	73,060	60,130,572
MKS, Inc.	4,374	1,301,046
Monolithic Power Systems, Inc.	3,081	4,393,598
Navitas Semiconductor Corp.(a)	12,505	135,804
NVE Corp.	349	40,578
NVIDIA Corp.	1,511,979	303,529,784
ON Semiconductor Corp.(a)	25,307	2,065,304
Onto Innovation, Inc.(a)	3,241	838,058
PDF Solutions, Inc.(a)	1,754	80,842
Penguin Solutions, Inc.(a)	3,469	182,573
Photronics, Inc.(a)	3,827	115,920
Power Integrations, Inc.	3,382	205,321
Qnity Electronics, Inc.	13,689	1,795,723
Qorvo, Inc.(a)	5,759	521,593
QUALCOMM, Inc.	68,429	10,100,805
Rambus, Inc.(a)	7,200	655,416
Rigetti Computing, Inc.(a)(b)	21,989	328,736
Semtech Corp.(a)	6,036	711,162
Silicon Laboratories, Inc.(a)	2,182	474,585
SiTime Corp.(a)	1,410	754,632
SkyWater Technology, Inc.(a)	2,155	69,951
Skyworks Solutions, Inc.	9,749	607,168
Synaptics, Inc.(a)	2,414	259,070
T1 Energy, Inc.(a)(b)	14,577	60,786
Teradyne, Inc.	10,223	3,758,895

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	58,963	$ 16,258,458
Ultra Clean Holdings, Inc.(a)	2,740	228,269
Universal Display Corp.	3,037	243,446
Veeco Instruments, Inc.(a)	3,653	182,650
Wolfspeed, Inc.(a)(b)	2,025	47,831
		708,836,787
Software — 8.2%
8x8, Inc.(a)	6,460	12,274
A10 Networks, Inc.	4,857	143,621
ACI Worldwide, Inc.(a)	6,881	394,488
Adeia, Inc.	7,863	209,549
Adobe, Inc.(a)	26,198	6,560,241
Agilysys, Inc.(a)	1,744	183,399
Alarm.com Holdings, Inc.(a)	2,898	158,665
Alkami Technology, Inc.(a)(b)	3,958	71,917
Amplitude, Inc., Class A(a)(b)	6,810	60,473
Appfolio, Inc., Class A(a)	1,377	248,122
Appian Corp., Class A(a)(b)	2,774	74,787
AppLovin Corp., Class A(a)	15,552	6,157,037
Arteris, Inc.(a)	1,908	57,011
Asana, Inc., Class A(a)(b)	4,988	41,500
Atlassian Corp., Class A(a)	11,098	1,121,064
Aurora Innovation, Inc., Class A(a)	78,052	503,435
Autodesk, Inc.(a)	13,773	3,225,637
AvePoint, Inc., Class A(a)	8,422	109,739
Bentley Systems, Inc., Class B	10,566	374,459
Bill Holdings, Inc.(a)	5,427	244,920
Bit Digital, Inc.(a)(b)	21,501	28,166
Bitdeer Technologies Group, Class A(a)(b)	9,217	96,963
BitMine Immersion Technologies, Inc.(b)	36,591	632,292
Blackbaud, Inc.(a)	3,193	136,660
BlackLine, Inc.(a)	2,902	91,123
Blend Labs, Inc., Class A(a)	18,420	32,788
Box, Inc., Class A(a)	9,468	298,715
Braze, Inc., Class A(a)	6,231	155,277
C3.ai, Inc., Class A(a)	7,563	69,428
Cadence Design Systems, Inc.(a)	17,880	6,079,558
CCC Intelligent Solutions Holdings, Inc.(a)	41,605	253,374
Cerence, Inc.(a)(b)	2,169	18,480
Cipher Digital, Inc.(a)(b)	21,654	483,317
Circle Internet Group, Inc., Class A(a)(b)	11,595	725,963
Cleanspark, Inc.(a)	15,326	210,886
Clear Secure, Inc., Class A	6,409	354,033
Commvault Systems, Inc.(a)	2,946	347,039
Consensus Cloud Solutions, Inc.(a)	1,250	45,500
Core Scientific, Inc.(a)(b)	20,377	422,211
Crowdstrike Holdings, Inc., Class A(a)	65,070	12,419,260
CS Disco, Inc.(a)(b)	1,888	7,363
Daily Journal Corp.(a)(b)	60	35,226
Datadog, Inc., Class A(a)	21,299	5,707,493
Digimarc Corp.(a)(b)	1,006	6,599
Digital Turbine, Inc.(a)	5,723	46,127
Docusign, Inc.(a)	12,759	699,576
Dolby Laboratories, Inc., Class A	3,470	204,071
Domo, Inc., Class B(a)(b)	1,416	5,225
Dropbox, Inc., Class A(a)	9,122	297,012
D-Wave Quantum, Inc.(a)(b)	23,663	427,827
Dynatrace, Inc.(a)	19,266	853,869
eGain Corp.(a)(b)	724	4,938
Elastic NV(a)	5,871	386,253
EverCommerce, Inc.(a)(b)	1,361	16,795
Security	Shares	Value
Software (continued)
Fair Isaac Corp.(a)	1,441	$ 1,618,200
Figma, Inc., Class A(a)(b)	13,870	337,318
Five9, Inc.(a)	4,935	135,762
Fortinet, Inc.(a)	39,230	6,353,298
Freshworks, Inc., Class A(a)	13,713	155,711
Gen Digital, Inc.	34,901	958,032
Gitlab, Inc., Class A(a)	9,320	321,633
Guidewire Software, Inc.(a)	5,635	856,182
HubSpot, Inc.(a)	3,230	766,673
Hut 8 Corp.(a)	6,599	710,250
I3 Verticals, Inc., Class A(a)	1,114	23,461
Intapp, Inc.(a)	3,997	130,662
InterDigital, Inc.	1,667	508,143
Intuit, Inc.	17,411	5,503,095
IREN Ltd.(a)(b)	20,795	765,256
JFrog Ltd.(a)(b)	6,800	542,572
Keel Infrastructure Corp.(a)(b)	38,042	151,027
Klaviyo, Inc., Series A(a)(b)	9,171	163,611
Life360, Inc.(a)(b)	1,578	85,291
LiveRamp Holdings, Inc.(a)	3,784	143,300
Manhattan Associates, Inc.(a)	3,791	725,446
MARA Holdings, Inc.(a)	23,300	263,756
Microsoft Corp.	481,431	223,730,614
Mitek Systems, Inc.(a)	2,481	41,433
N-able, Inc.(a)	4,241	19,848
nCino, Inc.(a)(b)	7,678	141,736
NCR Voyix Corp.(a)	10,611	87,753
NextNav, Inc.(a)(b)	5,887	77,179
Nutanix, Inc., Class A(a)	16,512	974,373
OneSpan, Inc.	2,737	42,369
Ooma, Inc.(a)	719	15,638
Oracle Corp.	111,125	14,431,804
PagerDuty, Inc.(a)	5,772	61,068
Palantir Technologies, Inc., Class A(a)	143,980	17,718,179
Palo Alto Networks, Inc.(a)	52,234	17,332,808
PAR Technology Corp.(a)(b)	2,535	42,968
Pegasystems, Inc.	5,766	176,151
Porch Group, Inc.(a)	5,006	72,337
Procore Technologies, Inc.(a)	8,276	453,277
Progress Software Corp.(a)	2,817	114,342
PTC, Inc.(a)	7,575	1,039,290
Q2 Holdings, Inc.(a)	3,747	228,080
Qualys, Inc.(a)	2,390	345,952
Rapid7, Inc.(a)	4,301	41,505
Red Violet, Inc.(a)	1,105	76,665
Rimini Street, Inc.(a)(b)	3,501	16,840
RingCentral, Inc., Class A	4,628	257,409
Riot Platforms, Inc.(a)(b)	22,613	456,104
Roper Technologies, Inc.	6,626	2,597,193
Rubrik, Inc., Class A(a)	10,007	724,107
SailPoint, Inc.(a)(b)	3,973	66,627
Salesforce, Inc.	51,585	9,492,672
Samsara, Inc., Class A(a)	22,300	831,121
SentinelOne, Inc., Class A(a)	21,069	401,575
ServiceNow, Inc.(a)	66,637	7,412,033
ServiceTitan, Inc., Class A(a)(b)	3,800	315,628
SoundHound AI, Inc., Class A(a)(b)	24,578	150,663
Sprinklr, Inc., Class A(a)	8,010	50,944
Sprout Social, Inc., Class A(a)	4,520	38,782
SPS Commerce, Inc.(a)	2,494	183,035
Strategy, Inc., Class A(a)	21,062	1,964,663
Synopsys, Inc.(a)	12,078	4,695,443
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Software (continued)
Tenable Holdings, Inc.(a)	8,614	$ 281,161
Teradata Corp.(a)	6,137	190,186
Terawulf, Inc.(a)(b)	23,354	412,432
Thryv Holdings, Inc.(a)	1,791	7,254
Trimble, Inc.(a)	15,707	888,702
Tyler Technologies, Inc.(a)	2,734	846,446
UiPath, Inc., Class A(a)	26,584	339,212
Unity Software, Inc.(a)	23,195	735,513
Varonis Systems, Inc.(a)	7,148	285,563
Vertex, Inc., Class A(a)	4,559	58,857
Via Transportation, Inc., Class A(a)	3,470	70,580
Viant Technology, Inc., Class A(a)	883	10,393
Weave Communications, Inc.(a)	1,600	10,464
Workday, Inc., Class A(a)	13,038	2,090,513
Workiva, Inc., Class A(a)	3,224	192,795
Xperi, Inc.(a)	2,213	17,062
Yext, Inc.(a)(b)	5,854	31,963
Zeta Global Holdings Corp., Class A(a)	13,913	300,521
Zoom Communications, Inc., Class A(a)	16,927	1,626,177
Zscaler, Inc.(a)	6,748	1,020,298
		389,106,724
Specialized REITs — 0.7%
American Tower Corp.	30,383	5,267,197
Crown Castle, Inc.	28,301	2,159,366
CubeSmart	14,934	619,164
Digital Realty Trust, Inc.	23,630	4,454,728
EPR Properties	5,098	316,433
Equinix, Inc.	6,399	6,522,373
Extra Space Storage, Inc.	13,488	1,996,764
Farmland Partners, Inc.	2,041	19,083
Fermi, Inc.(a)	13,501	76,821
Four Corners Property Trust, Inc.	6,658	170,445
Gaming and Leisure Properties, Inc.	18,647	835,199
Gladstone Land Corp.	2,385	19,342
Iron Mountain, Inc.	19,023	2,326,893
Lamar Advertising Co., Class A	5,483	877,061
Millrose Properties, Inc., Class A	10,458	292,615
Outfront Media, Inc.	10,334	329,345
Public Storage	10,986	3,561,332
Rayonier, Inc.	19,154	417,174
Safehold, Inc.	5,180	83,812
SBA Communications Corp.	7,040	1,274,099
Smartstop Self Storage REIT, Inc.	5,562	186,549
VICI Properties, Inc.	72,007	1,897,384
Weyerhaeuser Co.	47,738	1,194,882
		34,898,061
Specialty Retail — 1.5%
1-800-Flowers.com, Inc., Class A(a)(b)	1,280	4,992
Abercrombie & Fitch Co., Class A(a)	3,166	315,144
Academy Sports & Outdoors, Inc.	4,486	212,861
Advance Auto Parts, Inc.	3,773	209,552
American Eagle Outfitters, Inc.	10,849	186,386
Arhaus, Inc., Class A	3,604	26,706
Arko Corp., Class A	6,136	49,027
Asbury Automotive Group, Inc.(a)	1,245	288,466
AutoNation, Inc.(a)	1,499	318,388
AutoZone, Inc.(a)	1,072	3,233,420
Bath & Body Works, Inc.	12,788	257,295
Bed Bath & Beyond, Inc.(a)	2,560	12,928
Best Buy Co., Inc.	12,880	1,111,029
Boot Barn Holdings, Inc.(a)	1,901	283,230
Security	Shares	Value
Specialty Retail (continued)
Buckle, Inc.	2,387	$ 104,479
Build-A-Bear Workshop, Inc.	669	22,692
Burlington Stores, Inc.(a)	4,117	1,517,032
Caleres, Inc.	2,081	26,720
Camping World Holdings, Inc., Class A	2,424	15,005
CarMax, Inc.(a)	9,270	530,800
Carvana Co., Class A(a)	44,558	2,778,637
Chewy, Inc., Class A(a)	15,638	353,419
Designer Brands, Inc., Class A	3,326	20,089
Dick’s Sporting Goods, Inc.	4,195	821,842
EVgo, Inc., Class A(a)(b)	3,628	5,732
Five Below, Inc.(a)	3,521	764,515
Floor & Decor Holdings, Inc., Class A(a)	7,043	405,465
GameStop Corp., Class A(a)(b)	26,440	574,277
Gap, Inc.	15,061	302,575
Genesco, Inc.(a)	1,413	54,005
Group 1 Automotive, Inc.	735	210,776
Haverty Furniture Cos., Inc.	1,048	25,823
Home Depot, Inc.	64,586	21,439,969
Lands’ End, Inc.(a)(b)	889	10,686
Lithia Motors, Inc., Class A	1,380	531,880
Lowe’s Cos., Inc.	36,331	7,549,945
MarineMax, Inc.(a)	887	30,575
Murphy USA, Inc.	1,111	675,221
National Vision Holdings, Inc.(a)	5,351	117,936
OneWater Marine, Inc., Class A(a)	684	8,379
O’Reilly Automotive, Inc.(a)	53,818	4,808,638
Outdoor Holding Co.(a)(b)	3,293	7,047
Penske Automotive Group, Inc.	1,024	222,525
Petco Health & Wellness Co., Inc.(a)	5,201	14,511
RealReal, Inc.(a)	6,755	81,668
Revolve Group, Inc., Class A(a)	2,911	73,095
RH(a)(b)	990	163,865
Ross Stores, Inc.	20,303	5,097,474
Sally Beauty Holdings, Inc.(a)	7,155	107,110
Shoe Station Group, Inc.	744	11,309
Signet Jewelers Ltd.	2,786	258,819
Sonic Automotive, Inc., Class A	786	71,982
Stitch Fix, Inc., Class A(a)	5,133	20,635
ThredUp, Inc., Class A(a)	4,885	28,235
TJX Cos., Inc.	71,747	11,288,673
Tractor Supply Co.	33,153	1,020,118
Ulta Beauty, Inc.(a)	2,769	1,420,026
Upbound Group, Inc.	3,756	72,829
Urban Outfitters, Inc.(a)	3,604	267,345
Valvoline, Inc.(a)	7,889	303,016
Victoria’s Secret & Co.(a)	4,303	381,590
Warby Parker, Inc., Class A(a)	7,249	193,476
Wayfair, Inc., Class A(a)	6,748	572,905
Williams-Sonoma, Inc.	7,524	1,720,438
Winmark Corp.	223	74,370
Zumiez, Inc.(a)(b)	980	19,277
		73,708,874
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc.	936,923	289,424,884
Corsair Gaming, Inc.(a)	2,367	25,114
Dell Technologies, Inc., Class C	19,512	7,909,579
Diebold Nixdorf, Inc.(a)	1,365	100,450
Eastman Kodak Co.(a)	5,306	44,570
Everpure, Inc., Class A(a)	20,458	1,578,744
GPGI, Inc., Class A(b)	12,028	158,770
Hewlett Packard Enterprise Co.	86,228	4,130,321

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc.	59,919	$ 1,633,991
Immersion Corp.	1,222	9,238
Infleqtion, Inc.(a)(b)	7,831	76,979
IonQ, Inc.(a)(b)	23,707	863,883
NetApp, Inc.	12,693	2,265,701
Quantum Computing, Inc.(a)(b)	13,512	109,447
Sandisk Corp.(a)	9,430	11,455,847
Super Micro Computer, Inc.(a)	35,934	1,020,526
Turtle Beach Corp.(a)(b)	776	9,506
Western Digital Corp.	21,906	11,935,265
Xerox Holdings Corp.(b)	8,090	23,866
		332,776,681
Textiles, Apparel & Luxury Goods — 0.2%
Amer Sports, Inc.(a)	11,878	421,788
Birkenstock Holding PLC(a)(b)	2,095	81,118
Capri Holdings Ltd.(a)	7,359	117,229
Carter’s, Inc.	2,358	90,948
Columbia Sportswear Co.	2,057	122,145
Crocs, Inc.(a)	3,093	395,935
Deckers Outdoor Corp.(a)	9,321	903,018
Ermenegildo Zegna NV(b)	4,497	66,151
Figs, Inc., Class A(a)	5,064	54,185
G-III Apparel Group Ltd.	2,509	91,353
Kontoor Brands, Inc.	3,741	313,271
Lululemon Athletica, Inc.(a)	6,595	783,948
Movado Group, Inc.	1,241	47,381
NIKE, Inc., Class B	76,046	3,171,879
On Holding AG, Class A(a)	13,911	504,135
Oxford Industries, Inc.	1,115	42,281
PVH Corp.	3,100	268,646
Ralph Lauren Corp., Class A	2,411	917,000
Rocky Brands, Inc.	309	15,091
Steven Madden Ltd.	4,857	223,810
Superior Group of Cos., Inc.	2,443	28,949
Tapestry, Inc.	13,138	2,001,837
Under Armour, Inc., Class A(a)	11,440	76,076
Under Armour, Inc., Class C(a)(b)	12,665	82,196
VF Corp.	22,302	319,365
Wolverine World Wide, Inc.	6,004	118,159
		11,257,894
Tobacco — 0.6%
Altria Group, Inc.	108,185	7,392,281
Philip Morris International, Inc.	101,090	19,289,994
Turning Point Brands, Inc.	974	72,670
Universal Corp.	1,429	75,294
		26,830,239
Trading Companies & Distributors — 0.5%
Alta Equipment Group, Inc., Class A(a)	2,017	13,272
Applied Industrial Technologies, Inc.	2,379	821,255
BlueLinx Holdings, Inc.(a)	421	22,827
Boise Cascade Co.	2,158	164,828
Core & Main, Inc., Class A(a)	11,962	525,969
Custom Truck One Source, Inc.(a)	2,724	27,649
Distribution Solutions Group, Inc.(a)(b)	564	19,497
DNOW, Inc.(a)	13,277	187,471
DXP Enterprises, Inc.(a)	797	125,145
Fastenal Co.	74,809	3,569,137
Ferguson Enterprises, Inc.	12,491	2,927,016
GATX Corp.	2,196	392,799
Security	Shares	Value
Trading Companies & Distributors (continued)
Global Industrial Co.	1,009	$ 36,062
Herc Holdings, Inc.	2,262	339,617
Hudson Technologies, Inc.(a)	2,482	14,991
Karat Packaging, Inc.	1,368	55,048
McGrath RentCorp	1,530	176,179
MSC Industrial Direct Co., Inc., Class A	2,792	344,533
NPK International, Inc.(a)	4,910	61,326
QXO, Inc.(a)(b)	61,026	811,646
Rush Enterprises, Inc., Class A	3,575	285,249
Rush Enterprises, Inc., Class B	598	46,483
SiteOne Landscape Supply, Inc.(a)	2,725	257,349
Sunbelt Rentals Holdings, Inc.(b)	26,302	1,891,640
Titan Machinery, Inc.(a)	1,169	19,861
Transcat, Inc.(a)(b)	682	58,222
United Rentals, Inc.	4,054	4,375,320
Watsco, Inc.	2,211	683,862
WESCO International, Inc.	3,044	1,045,584
Willis Lease Finance Corp.	885	63,127
WW Grainger, Inc.	2,826	3,906,154
Xometry, Inc., Class A(a)	3,177	272,332
		23,541,450
Water Utilities — 0.1%
American States Water Co.	2,476	212,045
American Water Works Co., Inc.	12,673	1,700,336
Cadiz, Inc.(a)(b)	7,547	22,565
California Water Service Group	3,503	175,535
Consolidated Water Co. Ltd.	1,168	34,106
Essential Utilities, Inc.	17,581	700,603
Global Water Resources, Inc.	881	6,308
H2O America	2,051	125,788
Middlesex Water Co.	1,348	77,240
Pure Cycle Corp.(a)	1,623	17,058
York Water Co.	673	20,843
		3,092,427
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,467	14,492
Millicom International Cellular SA	5,792	553,020
Spok Holdings, Inc.	1,840	20,056
Telephone and Data Systems, Inc.	6,742	226,396
T-Mobile U.S., Inc.	31,569	5,452,282
		6,266,246
Total Common Stocks — 98.2% (Cost: $1,935,941,970)		4,670,325,111
Investment Companies
Equity Funds — 1.2%
iShares Russell 3000 ETF(c)	136,050	57,803,564
Total Investment Companies — 1.2% (Cost: $55,221,701)		57,803,564
Rights
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR(d)	400	204
Akero Therapeutics, Inc., CVR(d)	4,463	2,901
Chinook Therapeutics, CVR(d)	3,836	652
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Icosavax, Inc., CVR	890	$ 276
Inhibrx, Inc., CVR(d)	2,243	4,306
		8,339
Health Care Equipment & Supplies — 0.0%
Hologic, Inc.(d)	14,171	142
Total Rights — 0.0% (Cost: $4,776)		8,481
Total Long-Term Investments — 99.4% (Cost: $1,991,168,447)		4,728,137,156
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(e)(f)	72,027,195	72,048,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(c)(e)	22,452,315	22,452,315
Total Short-Term Securities — 2.0% (Cost: $94,500,691)		94,501,118
Total Investments — 101.4% (Cost: $2,085,669,138)		4,822,638,274
Liabilities in Excess of Other Assets — (1.4)%		(65,424,524)
Net Assets — 100.0%		$ 4,757,213,750

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 53,194,904	$ 18,857,179 (a)	$ —	$ (3,708)	$ 428	$ 72,048,803	72,027,195	$ 313,749 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	12,631,359	9,820,956 (a)	—	—	—	22,452,315	22,452,315	768,050	—
BlackRock, Inc.	11,406,281	269,678	(755,321)	81,207	(205,894)	10,795,951	9,901	218,455	—
iShares Russell 3000 ETF	20,365,955	303,854,141	(272,687,384)	4,587,270	1,683,582	57,803,564	136,050	326,610	—
				$ 4,664,769	$ 1,478,116	$ 163,100,633		$ 1,626,864	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	16	09/18/26	$ 2,350	$ (53,101)
S&P 500 E-Mini Index	59	09/18/26	22,182	(30,506)
				$ (83,607)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 83,607	$ —	$ —	$ —	$ 83,607

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,196,867	$ —	$ —	$ —	$ 2,196,867
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (204,437)	$ —	$ —	$ —	$ (204,437)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$16,579,935
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 115,109,803	$ —	$ —	$ 115,109,803
Air Freight & Logistics	12,544,219	—	—	12,544,219
Automobile Components	4,862,529	—	—	4,862,529
Automobiles	69,160,987	—	—	69,160,987
Schedule of Investments

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Banks	$ 185,604,475	$ —	$ —	$ 185,604,475
Beverages	45,093,629	—	—	45,093,629
Biotechnology	107,082,137	—	—	107,082,137
Broadline Retail	176,880,294	—	—	176,880,294
Building Products	26,938,042	—	—	26,938,042
Capital Markets	145,770,861	253,003	—	146,023,864
Chemicals	48,511,075	—	—	48,511,075
Commercial Services & Supplies	23,662,357	—	—	23,662,357
Communications Equipment	57,997,907	—	—	57,997,907
Construction & Engineering	22,679,902	—	—	22,679,902
Construction Materials	9,487,150	—	—	9,487,150
Consumer Finance	27,382,192	—	—	27,382,192
Consumer Staples Distribution & Retail	79,298,078	—	—	79,298,078
Containers & Packaging	10,233,788	—	—	10,233,788
Distributors	1,966,775	—	—	1,966,775
Diversified Consumer Services	4,978,613	—	—	4,978,613
Diversified REITs	2,063,581	—	—	2,063,581
Diversified Telecommunication Services	34,817,344	—	—	34,817,344
Electric Utilities	61,704,131	—	—	61,704,131
Electrical Equipment	59,768,474	—	—	59,768,474
Electronic Equipment, Instruments & Components	48,343,417	—	—	48,343,417
Energy Equipment & Services	17,840,557	—	—	17,840,557
Entertainment	54,610,398	—	—	54,610,398
Financial Services	158,436,142	—	—	158,436,142
Food Products	20,168,758	—	—	20,168,758
Gas Utilities	5,240,558	—	—	5,240,558
Ground Transportation	41,722,473	—	—	41,722,473
Health Care Equipment & Supplies	69,665,304	—	—	69,665,304
Health Care Providers & Services	81,433,426	—	—	81,433,426
Health Care REITs	19,105,933	—	—	19,105,933
Health Care Technology	2,766,998	—	—	2,766,998
Hotel & Resort REITs	2,836,727	—	—	2,836,727
Hotels, Restaurants & Leisure	83,421,092	—	—	83,421,092
Household Durables	15,029,364	—	—	15,029,364
Household Products	31,846,807	—	—	31,846,807
Independent Power and Renewable Electricity Producers	5,780,047	—	—	5,780,047
Industrial Conglomerates	11,105,650	—	—	11,105,650
Industrial REITs	12,393,818	—	—	12,393,818
Insurance	84,952,171	—	—	84,952,171
Interactive Media & Services	327,593,983	—	—	327,593,983
IT Services	47,584,424	—	—	47,584,424
Leisure Products	2,683,123	—	—	2,683,123
Life Sciences Tools & Services	42,153,935	—	—	42,153,935
Machinery	92,902,111	—	—	92,902,111
Marine Transportation	1,038,021	—	—	1,038,021
Media	8,777,992	—	—	8,777,992
Metals & Mining	31,231,957	—	—	31,231,957
Mortgage Real Estate Investment Trusts (REITs)	3,902,768	—	—	3,902,768
Multi-Utilities	24,458,772	—	—	24,458,772
Office REITs	3,036,205	—	—	3,036,205
Oil, Gas & Consumable Fuels	147,867,836	—	—	147,867,836
Paper & Forest Products	165,756	—	—	165,756
Passenger Airlines	9,416,016	—	—	9,416,016
Personal Care Products	4,654,809	—	—	4,654,809
Pharmaceuticals	152,809,761	—	—	152,809,761
Professional Services	25,718,819	—	—	25,718,819
Real Estate Management & Development	6,601,325	—	—	6,601,325
Residential REITs	11,024,962	—	—	11,024,962
Retail REITs	15,836,167	—	—	15,836,167
Semiconductors & Semiconductor Equipment	708,836,787	—	—	708,836,787
Software	389,106,724	—	—	389,106,724
Specialized REITs	34,898,061	—	—	34,898,061
Specialty Retail	73,708,874	—	—	73,708,874

2026 BlackRock Annual Financial Statements and Additional Information

Schedule of Investments (continued)
July 31, 2026
iShares Total U.S. Stock Market Index Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$ 332,776,681	$ —	$ —	$ 332,776,681
Textiles, Apparel & Luxury Goods	11,257,894	—	—	11,257,894
Tobacco	26,830,239	—	—	26,830,239
Trading Companies & Distributors	23,541,450	—	—	23,541,450
Water Utilities	3,092,427	—	—	3,092,427
Wireless Telecommunication Services	6,266,246	—	—	6,266,246
Investment Companies	57,803,564	—	—	57,803,564
Rights	—	276	8,205	8,481
Short-Term Securities
Money Market Funds	94,501,118	—	—	94,501,118
	$4,822,376,790	$253,279	$8,205	$4,822,638,274
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (83,607)	$ —	$ —	$ (83,607)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statements of Assets and Liabilities
July 31, 2026

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,537,105,413	$ 1,310,241,179	$ 4,659,537,641
Investments, at value — affiliated(c)	72,753,782	132,813,634	163,100,633
Cash	—	1,759	—
Cash pledged for futures contracts	952,000	552,000	1,777,000
Receivables:
Securities lending income — affiliated	29,816	86,795	31,901
Capital shares sold	2,767,646	1,585,531	3,698,391
Dividends — unaffiliated	793,524	365,244	2,060,772
Dividends — affiliated	47,110	19,809	90,681
Variation margin on futures contracts	—	—	133,113
Prepaid expenses	57,362	59,427	78,296
Total assets	2,614,506,653	1,445,725,378	4,830,508,428
LIABILITIES
Collateral on securities loaned	41,368,900	106,703,367	72,042,379
Payables:
Accounting services fees	3,756	3,755	3,755
Capital shares redeemed	3,881,684	1,811,579	890,989
Custodian fees	16,131	13,370	32,651
Investment advisory fees	42,392	33,668	38,222
Trustees’ and Officer’s fees	3,959	2,906	5,580
Other accrued expenses	10,131	16,307	16,742
Professional fees	42,278	40,202	47,716
Service fees	40,965	28,027	68,362
Transfer agent fees	108,340	72,042	133,646
Variation margin on futures contracts	8,353	28,547	14,636
Total liabilities	45,526,889	108,753,770	73,294,678
Commitments and contingent liabilities
NET ASSETS	$ 2,568,979,764	$ 1,336,971,608	$ 4,757,213,750
NET ASSETS CONSIST OF
Paid-in capital	$ 1,488,096,045	$ 901,429,305	$ 2,023,269,744
Accumulated earnings	1,080,883,719	435,542,303	2,733,944,006
NET ASSETS	$ 2,568,979,764	$ 1,336,971,608	$ 4,757,213,750
(a) Investments, at cost—unaffiliated	$1,654,003,960	$1,017,745,146	$1,930,587,143
(b) Securities loaned, at value	$39,609,158	$103,301,989	$70,153,196
(c) Investments, at cost—affiliated	$70,747,045	$132,313,627	$155,081,995

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Assets and Liabilities  (continued)
July 31, 2026

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 280,294,214	$ 183,240,813	$ 245,958,336
Shares outstanding	15,932,273	8,428,014	7,216,649
Net asset value	$ 17.59	$ 21.74	$ 34.08
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Investor A
Net assets	$ 195,815,162	$ 130,606,169	$ 328,903,498
Shares outstanding	11,185,613	6,019,700	9,666,401
Net asset value	$ 17.51	$ 21.70	$ 34.03
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
Class K
Net assets	$ 2,092,870,388	$ 1,023,124,626	$ 4,182,351,916
Shares outstanding	118,644,199	47,059,873	122,714,703
Net asset value	$ 17.64	$ 21.74	$ 34.08
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	$0.001	$0.001	$0.001
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations
Year Ended July 31, 2026

	iShares Russell Mid-Cap Index Fund	iShares Russell Small/Mid-Cap Index Fund	iShares Total U.S. Stock Market Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$33,922,471	$14,920,813	$50,626,808
Dividends — affiliated	767,518	417,164	1,313,115
Interest — unaffiliated	48,176	16,849	54,025
Securities lending income — affiliated — net	315,883	765,948	313,749
Foreign taxes withheld	(53,085)	(31,999)	(30,236)
Total investment income	35,000,963	16,088,775	52,277,461
EXPENSES
Service — class specific	462,050	288,657	765,879
Investment advisory	459,276	349,601	441,417
Transfer agent — class specific	301,578	228,693	330,171
Professional	115,329	123,631	123,323
Registration	78,477	70,313	94,862
Custodian	37,800	40,955	76,617
Printing and postage	37,734	35,645	35,453
Trustees and Officer	27,570	18,426	45,260
Accounting services	9,020	9,020	9,020
Miscellaneous	29,839	38,034	56,548
Total expenses excluding interest expense	1,558,673	1,202,975	1,978,550
Interest expense — unaffiliated	6,273	7,468	29,987
Total expenses	1,564,946	1,210,443	2,008,537
Less:
Fees waived and/or reimbursed by the Manager	(14,720)	(8,203)	(17,576)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	—	(17,430)	(3,140)
Total expenses after fees waived and/or reimbursed	1,550,226	1,184,810	1,987,821
Net investment income	33,450,737	14,903,965	50,289,640
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	214,310,893	154,571,046	44,454,882
Investments — affiliated	1,145,732	2,430,746	4,664,769
Futures contracts	3,237,899	1,857,354	2,196,867
	218,694,524	158,859,146	51,316,518
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	146,097,118	135,823,912	690,477,346
Investments — affiliated	1,259,969	410,834	1,478,116
Futures contracts	(2,487)	(95,902)	(204,437)
	147,354,600	136,138,844	691,751,025
Net realized and unrealized gain	366,049,124	294,997,990	743,067,543
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$399,499,861	$309,901,955	$793,357,183
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell Mid-Cap Index Fund		iShares Russell Small/Mid-Cap Index Fund
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/26	Year Ended 07/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$33,450,737	$31,613,395	$14,903,965	$10,877,034
Net realized gain	218,694,524	95,992,399	158,859,146	14,154,852
Net change in unrealized appreciation (depreciation)	147,354,600	103,611,839	136,138,844	10,790,069
Net increase in net assets resulting from operations	399,499,861	231,217,633	309,901,955	35,821,955
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(10,984,233)	(11,788,486)	(4,334,630)	(3,490,609)
Investor A	(9,702,370)	(10,489,960)	(2,854,242)	(2,004,437)
Class K	(103,265,523)	(106,231,761)	(24,748,120)	(12,225,787)
Decrease in net assets resulting from distributions to shareholders	(123,952,126)	(128,510,207)	(31,936,992)	(17,720,833)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	132,368,016	62,024,633	64,733,889	376,348,464
NET ASSETS
Total increase in net assets	407,915,751	164,732,059	342,698,852	394,449,586
Beginning of year	2,161,064,013	1,996,331,954	994,272,756	599,823,170
End of year	$2,568,979,764	$2,161,064,013	$1,336,971,608	$994,272,756

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Statements of Changes in Net Assets (continued)

	iShares Total U.S. Stock Market Index Fund
	Year Ended 07/31/26	Year Ended 07/31/25

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$50,289,640	$48,195,193
Net realized gain (loss)	51,316,518	(1,311,730)
Net change in unrealized appreciation (depreciation)	691,751,025	514,933,730
Net increase in net assets resulting from operations	793,357,183	561,817,193
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(2,419,124)	(2,358,887)
Investor A	(2,633,745)	(3,028,538)
Class K	(45,407,111)	(45,289,368)
Decrease in net assets resulting from distributions to shareholders	(50,459,980)	(50,676,793)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(129,295,270)	94,204,213
NET ASSETS
Total increase in net assets	613,601,933	605,344,613
Beginning of year	4,143,611,817	3,538,267,204
End of year	$4,757,213,750	$4,143,611,817

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund
	Institutional
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$15.69	$14.92	$13.54	$12.89	$14.91
Net investment income(a)	0.24	0.23	0.21	0.20	0.18
Net realized and unrealized gain (loss)	2.57	1.51	1.59	0.88	(1.58)
Net increase (decrease) from investment operations	2.81	1.74	1.80	1.08	(1.40)
Distributions(b)
From net investment income	(0.24)	(0.24)	(0.21)	(0.20)	(0.17)
From net realized gain	(0.67)	(0.73)	(0.21)	(0.23)	(0.45)
Total distributions	(0.91)	(0.97)	(0.42)	(0.43)	(0.62)
Net asset value, end of year	$17.59	$15.69	$14.92	$13.54	$12.89
Total Return(c)
Based on net asset value	18.68%	11.85%	13.63%	8.72%	(9.76)%
Ratios to Average Net Assets(d)
Total expenses	0.09%	0.10%	0.09%	0.10%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	1.43%	1.53%	1.55%	1.59%	1.28%
Supplemental Data
Net assets, end of year (000)	$280,294	$188,544	$216,980	$178,582	$216,281
Portfolio turnover rate	24%	17%	26%	20%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Investor A
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$15.62	$14.85	$13.48	$12.84	$14.85
Net investment income(a)	0.19	0.19	0.18	0.16	0.14
Net realized and unrealized gain (loss)	2.57	1.52	1.58	0.88	(1.56)
Net increase (decrease) from investment operations	2.76	1.71	1.76	1.04	(1.42)
Distributions(b)
From net investment income	(0.20)	(0.21)	(0.18)	(0.17)	(0.14)
From net realized gain	(0.67)	(0.73)	(0.21)	(0.23)	(0.45)
Total distributions	(0.87)	(0.94)	(0.39)	(0.40)	(0.59)
Net asset value, end of year	$17.51	$15.62	$14.85	$13.48	$12.84
Total Return(c)
Based on net asset value	18.39%	11.62%	13.31%	8.39%	(9.98)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.35%	0.36%	0.36%	0.37%	0.36%
Total expenses after fees waived and/or reimbursed	0.35%	0.36%	0.36%	0.37%	0.36%
Net investment income	1.18%	1.26%	1.30%	1.29%	1.03%
Supplemental Data
Net assets, end of year (000)	$195,815	$182,825	$166,161	$151,708	$131,260
Portfolio turnover rate	24%	17%	26%	20%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Expense ratios	N/A	N/A	N/A	N/A	0.36%
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Index Fund (continued)
	Class K
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$15.73	$14.95	$13.57	$12.92	$14.94
Net investment income(a)	0.24	0.24	0.22	0.20	0.19
Net realized and unrealized gain (loss)	2.59	1.52	1.59	0.89	(1.58)
Net increase (decrease) from investment operations	2.83	1.76	1.81	1.09	(1.39)
Distributions(b)
From net investment income	(0.25)	(0.25)	(0.22)	(0.21)	(0.18)
From net realized gain	(0.67)	(0.73)	(0.21)	(0.23)	(0.45)
Total distributions	(0.92)	(0.98)	(0.43)	(0.44)	(0.63)
Net asset value, end of year	$17.64	$15.73	$14.95	$13.57	$12.92
Total Return(c)
Based on net asset value	18.75%	11.95%	13.66%	8.75%	(9.70)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.04%	0.04%	0.04%	0.05%	0.05%
Total expenses after fees waived and/or reimbursed	0.04%	0.04%	0.04%	0.05%	0.05%
Net investment income	1.49%	1.58%	1.61%	1.62%	1.34%
Supplemental Data
Net assets, end of year (000)	$2,092,870	$1,789,695	$1,613,191	$1,388,660	$1,340,100
Portfolio turnover rate	24%	17%	26%	20%	28%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Expense ratios	N/A	N/A	N/A	N/A	0.05%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund
	Institutional
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$17.12	$16.79	$15.08	$14.63	$17.32
Net investment income(a)	0.25	0.23	0.21	0.22	0.21
Net realized and unrealized gain (loss)	4.91	0.47	1.71	0.88	(2.08)
Net increase (decrease) from investment operations	5.16	0.70	1.92	1.10	(1.87)
Distributions(b)
From net investment income	(0.25)	(0.25)	(0.21)	(0.23)	(0.19)
From net realized gain	(0.29)	(0.12)	—	(0.42)	(0.63)
Total distributions	(0.54)	(0.37)	(0.21)	(0.65)	(0.82)
Net asset value, end of year	$21.74	$17.12	$16.79	$15.08	$14.63
Total Return(c)
Based on net asset value	30.63%	4.19%	12.90%	8.02%	(11.32)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.11%	0.12%	0.14%	0.13%	0.14%
Total expenses after fees waived and/or reimbursed	0.11%	0.11%	0.13%	0.12%	0.12%
Net investment income	1.27%	1.40%	1.42%	1.59%	1.29%
Supplemental Data
Net assets, end of year (000)	$183,241	$149,291	$165,272	$141,351	$156,524
Portfolio turnover rate	40%	36%	43%	30%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Expense ratios	N/A	N/A	N/A	N/A	0.14%
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Investor A
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$17.09	$16.75	$15.05	$14.60	$17.29
Net investment income(a)	0.20	0.19	0.17	0.18	0.17
Net realized and unrealized gain (loss)	4.90	0.48	1.70	0.89	(2.08)
Net increase (decrease) from investment operations	5.10	0.67	1.87	1.07	(1.91)
Distributions(b)
From net investment income	(0.20)	(0.21)	(0.17)	(0.20)	(0.15)
From net realized gain	(0.29)	(0.12)	—	(0.42)	(0.63)
Total distributions	(0.49)	(0.33)	(0.17)	(0.62)	(0.78)
Net asset value, end of year	$21.70	$17.09	$16.75	$15.05	$14.60
Total Return(c)
Based on net asset value	30.31%	3.99%	12.57%	7.76%	(11.56)%
Ratios to Average Net Assets(d)
Total expenses	0.37%	0.39%	0.41%	0.41%	0.39%
Total expenses after fees waived and/or reimbursed	0.36%	0.37%	0.38%	0.37%	0.36%
Net investment income	1.01%	1.14%	1.16%	1.33%	1.06%
Supplemental Data
Net assets, end of year (000)	$130,606	$102,078	$104,303	$100,293	$100,734
Portfolio turnover rate	40%	36%	43%	30%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Small/Mid-Cap Index Fund (continued)
	Class K
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$17.12	$16.79	$15.08	$14.63	$17.32
Net investment income(a)	0.26	0.24	0.22	0.22	0.21
Net realized and unrealized gain (loss)	4.91	0.47	1.71	0.89	(2.07)
Net increase (decrease) from investment operations	5.17	0.71	1.93	1.11	(1.86)
Distributions(b)
From net investment income	(0.26)	(0.26)	(0.22)	(0.24)	(0.20)
From net realized gain	(0.29)	(0.12)	—	(0.42)	(0.63)
Total distributions	(0.55)	(0.38)	(0.22)	(0.66)	(0.83)
Net asset value, end of year	$21.74	$17.12	$16.79	$15.08	$14.63
Total Return(c)
Based on net asset value	30.69%	4.24%	12.95%	8.07%	(11.28)%
Ratios to Average Net Assets(d)
Total expenses	0.07%	0.08%	0.10%	0.09%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%	0.07%	0.08%	0.07%	0.07%
Net investment income	1.32%	1.43%	1.49%	1.60%	1.34%
Supplemental Data
Net assets, end of year (000)	$1,023,125	$742,904	$330,248	$299,925	$212,591
Portfolio turnover rate	40%	36%	43%	30%	38%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund
	Institutional
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$28.83	$25.26	$21.15	$19.07	$20.96
Net investment income(a)	0.35	0.33	0.32	0.30	0.27
Net realized and unrealized gain (loss)	5.25	3.59	4.11	2.07	(1.79)
Net increase (decrease) from investment operations	5.60	3.92	4.43	2.37	(1.52)
Distributions(b)
From net investment income	(0.35)	(0.35)	(0.32)	(0.29)	(0.27)
From net realized gain	—	—	—	—	(0.10)
Total distributions	(0.35)	(0.35)	(0.32)	(0.29)	(0.37)
Net asset value, end of year	$34.08	$28.83	$25.26	$21.15	$19.07
Total Return(c)
Based on net asset value	19.53%	15.64%	21.13%	12.65%	(7.37)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.07%	0.06%	0.07%	0.07%	0.08%
Total expenses after fees waived and/or reimbursed	0.07%	0.06%	0.07%	0.07%	0.08%
Net investment income	1.12%	1.25%	1.41%	1.59%	1.32%
Supplemental Data
Net assets, end of year (000)	$245,958	$211,410	$148,779	$112,188	$132,762
Portfolio turnover rate	11%	8%	19%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Expense ratios	N/A	N/A	N/A	N/A	0.08%
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Investor A
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$28.78	$25.22	$21.12	$19.05	$20.93
Net investment income(a)	0.27	0.26	0.26	0.25	0.22
Net realized and unrealized gain (loss)	5.25	3.58	4.10	2.06	(1.78)
Net increase (decrease) from investment operations	5.52	3.84	4.36	2.31	(1.56)
Distributions(b)
From net investment income	(0.27)	(0.28)	(0.26)	(0.24)	(0.22)
From net realized gain	—	—	—	—	(0.10)
Total distributions	(0.27)	(0.28)	(0.26)	(0.24)	(0.32)
Net asset value, end of year	$34.03	$28.78	$25.22	$21.12	$19.05
Total Return(c)
Based on net asset value	19.26%	15.32%	20.80%	12.32%	(7.54)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.33%	0.33%	0.34%	0.35%	0.32%
Total expenses after fees waived and/or reimbursed	0.33%	0.33%	0.33%	0.33%	0.31%
Net investment income	0.86%	0.99%	1.15%	1.32%	1.09%
Supplemental Data
Net assets, end of year (000)	$328,903	$300,144	$256,142	$196,798	$176,683
Portfolio turnover rate	11%	8%	19%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Expense ratios	N/A	N/A	N/A	N/A	0.32%
See notes to financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Total U.S. Stock Market Index Fund (continued)
	Class K
	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Net asset value, beginning of year	$28.82	$25.26	$21.15	$19.07	$20.96
Net investment income(a)	0.37	0.34	0.32	0.31	0.28
Net realized and unrealized gain (loss)	5.26	3.58	4.12	2.07	(1.79)
Net increase (decrease) from investment operations	5.63	3.92	4.44	2.38	(1.51)
Distributions(b)
From net investment income	(0.37)	(0.36)	(0.33)	(0.30)	(0.28)
From net realized gain	—	—	—	—	(0.10)
Total distributions	(0.37)	(0.36)	(0.33)	(0.30)	(0.38)
Net asset value, end of year	$34.08	$28.82	$25.26	$21.15	$19.07
Total Return(c)
Based on net asset value	19.62%	15.63%	21.18%	12.70%	(7.32)%
Ratios to Average Net Assets(d)
Total expenses(e)	0.02%	0.02%	0.03%	0.02%	0.03%
Total expenses after fees waived and/or reimbursed	0.02%	0.02%	0.03%	0.02%	0.03%
Net investment income	1.16%	1.29%	1.45%	1.63%	1.36%
Supplemental Data
Net assets, end of year (000)	$4,182,352	$3,632,058	$3,133,346	$2,570,083	$2,215,506
Portfolio turnover rate	11%	8%	19%	20%	16%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)	Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:

	Year Ended 07/31/26	Year Ended 07/31/25	Year Ended 07/31/24	Year Ended 07/31/23	Year Ended 07/31/22

Expense ratios	N/A	N/A	N/A	N/A	0.03%
See notes to financial statements.
Financial Highlights

Notes to Financial Statements

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
iShares Russell Mid-Cap Index Fund	Mid-Cap Index	Diversified
iShares Russell Small/Mid-Cap Index Fund	Small/Mid-Cap Index	Diversified
iShares Total U.S. Stock Market Index Fund	Total U.S. Stock Market Index	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.  Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.   Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
Recent Accounting Standard: The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect each Fund’s financial position or results of operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
Notes to Financial Statements

Notes to Financial Statements  (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Mid-Cap Index
Barclays Capital, Inc.	$ 416,908	$ (410,848)	$ —	$ 6,060
BNP Paribas SA	13,669,799	(13,669,799)	—	—
BofA Securities, Inc.	5,680,199	(5,680,199)	—	—
Citigroup Global Markets, Inc.	7,145,791	(7,145,791)	—	—
HSBC Bank PLC	4,435,235	(4,435,235)	—	—
Morgan Stanley	4,356,976	(4,356,976)	—	—
National Financial Services LLC	862,769	(862,769)	—	—
Pershing LLC	110,881	(110,881)	—	—
Scotia Capital (USA), Inc.	345,770	(345,770)	—	—
SG Americas Securities LLC	101,982	(101,982)	—	—
State Street Bank & Trust Co.	13,009	(13,009)	—	—
UBS AG	1,730,772	(1,730,772)	—	—
UBS Securities LLC	13,463	(13,463)	—	—
Wells Fargo Bank N.A.	725,604	(725,604)	—	—
	$ 39,609,158	$ (39,603,098)	$ —	$ 6,060
Small/Mid-Cap Index
BNP Paribas SA	$ 11,539,603	$ (11,539,603)	$ —	$ —
BofA Securities, Inc.	12,715,193	(12,715,193)	—	—
Citigroup Global Markets, Inc.	6,123,135	(6,123,135)	—	—
Goldman Sachs & Co. LLC	9,888,905	(9,888,905)	—	—
HSBC Bank PLC	3,697,899	(3,697,899)	—	—
J.P. Morgan Securities LLC	15,703,533	(15,703,533)	—	—
Jefferies LLC	374,028	(374,028)	—	—
Mizuho Securities USA LLC	160,137	(160,137)	—	—
Morgan Stanley	15,801,196	(15,801,196)	—	—
National Bank of Canada	1,521,749	(1,521,749)	—	—
National Financial Services LLC	1,339,940	(1,339,940)	—	—
Nomura Securities International, Inc.	19,294	(19,294)	—	—
Pershing LLC	212,035	(212,035)	—	—
RBC Capital Markets LLC	212,851	(212,851)	—	—
Scotia Capital (USA), Inc.	3,913	(3,913)	—	—
SG Americas Securities LLC	6,895,399	(6,895,399)	—	—
State Street Bank & Trust Co.	271,139	(271,139)	—	—
TD Securities (USA) LLC	930,713	(930,713)	—	—
UBS AG	10,017,962	(10,017,962)	—	—
UBS Securities LLC	1,095,710	(862,474)	—	233,236
Virtu Americas LLC	315,690	(315,690)	—	—
Wells Fargo Bank N.A.	3,382,080	(3,382,080)	—	—
Wells Fargo Securities LLC	1,079,885	(1,079,885)	—	—
	$ 103,301,989	$ (103,068,753)	$ —	$ 233,236
Total U.S. Stock Market Index
BNP Paribas SA	$ 7,913,477	$ (7,913,477)	$ —	$ —
BofA Securities, Inc.	6,133,005	(6,133,005)	—	—
Citigroup Global Markets, Inc.	4,456,419	(4,456,419)	—	—
Goldman Sachs & Co. LLC	27,690,012	(27,690,012)	—	—
HSBC Bank PLC	741,918	(741,918)	—	—
J.P. Morgan Securities LLC	12,023,235	(12,023,235)	—	—
Jefferies LLC	313,299	(313,299)	—	—
Morgan Stanley	2,694,511	(2,694,511)	—	—
National Bank of Canada	672,411	(672,411)	—	—
National Financial Services LLC	426,328	(426,328)	—	—
Pershing LLC	61,246	(61,246)	—	—
Scotia Capital (USA), Inc.	82,978	(82,978)	—	—
SG Americas Securities LLC	807,730	(807,730)	—	—
State Street Bank & Trust Co.	135,815	(135,815)	—	—
TD Securities (USA) LLC	274,317	(274,317)	—	—
UBS AG	3,901,509	(3,901,509)	—	—
UBS Securities LLC	460,054	(366,045)	—	94,009
Virtu Americas LLC	58,020	(58,020)	—	—
Notes to Financial Statements

Notes to Financial Statements  (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Total U.S. Stock Market Index (continued)
Wells Fargo Bank N.A.	$ 1,018,554	$ (1,018,554)	$ —	$ —
Wells Fargo Securities LLC	288,358	(288,358)	—	—
	$ 70,153,196	$ (70,059,187)	$ —	$ 94,009

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2026. Additional collateral is delivered to each Fund subsequent to period end in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc.(“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
Fund Name	Investment Advisory Fees
Mid-Cap Index	0.02%
Small/Mid-Cap Index	0.03
Total U.S. Stock Market Index	0.01
With respect to each Fund, the Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of each Fund for which BFA acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
Share Class	Service Fees
Investor A	0.25%

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Funds. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the year ended July 31, 2026, the following table shows the class specific service fees borne directly by each share class of each Fund:
Fund Name	Investor A
Mid-Cap Index	$ 462,050
Small/Mid-Cap Index	288,657
Total U.S. Stock Market Index	765,879
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the year ended July 31, 2026, the Funds did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2026, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 633	$ 8,821	$ 10,495	$ 19,949
Small/Mid-Cap Index	287	6,769	6,525	13,581
Total U.S. Stock Market Index	857	15,571	11,187	27,615
For the year ended July 31, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Investor A	Class K	Total
Mid-Cap Index	$ 110,454	$ 120,566	$ 70,558	$ 301,578
Small/Mid-Cap Index	88,735	68,552	71,406	228,693
Total U.S. Stock Market Index	99,694	172,185	58,292	330,171
Expense Limitations, Waivers and Reimbursements:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 10,738
Small/Mid-Cap Index	4,000
Total U.S. Stock Market Index	14,290
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the year ended July 31, 2026, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Mid-Cap Index	$ 3,982
Small/Mid-Cap Index	4,119
Total U.S. Stock Market Index	3,286
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Investor A	Class K
Mid-Cap Index	0.12%	0.37%	0.07%
Small/Mid-Cap Index	0.12	0.37	0.07
Total U.S. Stock Market Index	0.08	0.33	0.03
Notes to Financial Statements

Notes to Financial Statements  (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the year ended July 31, 2026, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
Small/Mid-Cap Index	$ 84
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the year ended July 31, 2026, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Investor A	Class K	Total
Small/Mid-Cap Index	$ 738	$ 4,151	$ 12,541	$ 17,430
Total U.S. Stock Market Index	—	3,140	—	3,140
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, each Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for each Fund for the calendar year ended December 31, 2025.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended July 31, 2026, each Fund paid BTC the following amounts for securities lending agent services:
Fund Name	Amounts
Mid-Cap Index	$ 90,569
Small/Mid-Cap Index	214,328
Total U.S. Stock Market Index	93,134
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.  The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions:  The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Mid-Cap Index	$154,608,685	$38,951,864	$(5,578,015)

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

Fund Name	Purchases	Sales	Net Realized Gain (Loss)
Small/Mid-Cap Index	$36,437,463	$29,042,242	$8,714,293
Total U.S. Stock Market Index	40,926,278	32,785,052	(700,712)
7.
PURCHASES AND SALES
For the year ended July 31, 2026, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
Mid-Cap Index	$ 590,880,638	$ 541,227,136
Small/Mid-Cap Index	511,916,577	464,073,357
Total U.S. Stock Market Index	505,366,697	644,897,102
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
The tax character of distributions paid was as follows:
Fund Name	Year Ended 07/31/26	Year Ended 07/31/25
Mid-Cap Index
Ordinary income	$ 48,474,439	$ 37,601,402
Long-term capital gains	75,477,687	90,908,805
	$ 123,952,126	$ 128,510,207
Small/Mid-Cap Index
Ordinary income	$ 19,816,200	$ 14,026,504
Long-term capital gains	12,120,792	3,694,329
	$ 31,936,992	$ 17,720,833
Total U.S. Stock Market Index
Ordinary income	$ 50,459,980	$ 50,676,793
As of July 31, 2026, the tax components of accumulated earnings (loss) were as follows:
Fund Name	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Mid-Cap Index	$ 16,546,141	$ 200,116,081	$ 864,221,497	$ 1,080,883,719
Small/Mid-Cap Index	62,707,484	96,676,057	276,158,762	435,542,303
Total U.S. Stock Market Index	11,452,212	9,848,505	2,712,643,289	2,733,944,006

(a)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

During the year ended July 31, 2026, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
Fund Name	Utilized
Total U.S. Stock Market Index	$ 28,841,939
Notes to Financial Statements

Notes to Financial Statements  (continued)

As of July 31, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Index	$ 1,745,617,758	$ 985,301,340	$ (121,059,903)	$ 864,241,437
Small/Mid-Cap Index	1,166,884,232	359,379,085	(83,208,504)	276,170,581
Total U.S. Stock Market Index	2,109,987,717	2,815,439,483	(102,788,926)	2,712,650,557
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the year ended July 31, 2026, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Manager uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights

2026 BlackRock Annual Financial Statements and Additional Information

Notes to Financial Statements  (continued)

may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Mid-Cap Index
Institutional
Shares sold	6,968,675	$ 116,350,027	3,327,281	$ 49,688,154
Shares issued in reinvestment of distributions	693,075	10,918,430	763,161	11,781,822
Shares redeemed	(3,743,589)	(60,966,136)	(6,621,011)	(98,226,158)
	3,918,161	$ 66,302,321	(2,530,569)	$ (36,756,182)
Investor A
Shares sold	2,814,530	$ 45,665,461	3,408,226	$ 50,744,951
Shares issued in reinvestment of distributions	621,765	9,701,672	681,751	10,489,208
Shares redeemed	(3,955,439)	(64,313,971)	(3,572,910)	(53,809,567)
	(519,144)	$ (8,946,838)	517,067	$ 7,424,592
Class K
Shares sold	31,005,561	$ 507,996,334	29,167,269	$ 441,784,682
Shares issued in reinvestment of distributions	6,544,038	103,145,044	6,859,576	106,139,458
Shares redeemed	(32,662,526)	(536,128,845)	(30,157,134)	(456,567,917)
	4,887,073	$ 75,012,533	5,869,711	$ 91,356,223
	8,286,090	$ 132,368,016	3,856,209	$ 62,024,633

	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index
Institutional
Shares sold	2,130,989	$ 40,730,223	1,382,107	$ 22,845,470
Shares issued in reinvestment of distributions	225,280	4,260,790	199,792	3,436,071
Shares redeemed	(2,647,074)	(50,357,318)	(2,708,769)	(44,988,549)
	(290,805)	$ (5,366,305)	(1,126,870)	$ (18,707,008)
Investor A
Shares sold	1,333,328	$ 26,056,879	1,056,173	$ 17,467,966
Shares issued in reinvestment of distributions	151,722	2,852,754	116,097	2,001,927
Shares redeemed	(1,438,598)	(27,860,563)	(1,424,481)	(23,857,534)
	46,452	$ 1,049,070	(252,211)	$ (4,387,641)
Notes to Financial Statements

Notes to Financial Statements  (continued)

	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name / Share Class (continued)	Shares	Amounts	Shares	Amounts
Small/Mid-Cap Index (continued)
Class K
Shares sold	11,837,115	$ 230,267,142	29,703,671	$ 500,113,760
Shares issued in reinvestment of distributions	1,300,131	24,594,907	706,775	12,136,290
Shares redeemed	(9,465,813)	(185,810,925)	(6,695,942)	(112,806,937)
	3,671,433	$ 69,051,124	23,714,504	$ 399,443,113
	3,427,080	$ 64,733,889	22,335,423	$ 376,348,464

	Year Ended 07/31/26		Year Ended 07/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Total U.S. Stock Market Index
Institutional
Shares sold	2,009,322	$ 63,532,899	2,398,066	$ 64,141,815
Shares issued in reinvestment of distributions	75,759	2,417,042	87,456	2,357,845
Shares redeemed	(2,202,530)	(68,681,684)	(1,040,808)	(27,450,755)
	(117,449)	$ (2,731,743)	1,444,714	$ 39,048,905
Investor A
Shares sold	1,474,462	$ 46,385,475	2,696,833	$ 70,393,954
Shares issued in reinvestment of distributions	82,818	2,633,098	112,314	3,026,439
Shares redeemed	(2,320,223)	(71,668,628)	(2,534,699)	(68,539,699)
	(762,943)	$ (22,650,055)	274,448	$ 4,880,694
Class K
Shares sold	20,265,291	$ 637,960,109	21,501,497	$ 569,705,093
Shares issued in reinvestment of distributions	1,415,802	45,080,680	1,671,169	44,995,973
Shares redeemed	(24,971,501)	(786,954,261)	(21,205,341)	(564,426,452)
	(3,290,408)	$ (103,913,472)	1,967,325	$ 50,274,614
	(4,170,800)	$ (129,295,270)	3,686,487	$ 94,204,213
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2026 BlackRock Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of BlackRock Funds and Shareholders of each of the three funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (three of the funds constituting BlackRock Funds, hereafter collectively referred to as the "Funds") as of July 31, 2026, the related statements of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2026, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2026 and each of the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.
iShares Russell Mid-Cap Index Fund
iShares Russell Small/Mid-Cap Index Fund
iShares Total U.S. Stock Market Index Fund
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
 We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
 Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2026
We have served as the auditor of one or more BlackRock investment companies since 2000.
Report of Independent Registered Public Accounting Firm

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2026:
Fund Name	Qualified Dividend Income
Mid-Cap Index	$ 28,199,577
Small/Mid-Cap Index	11,591,096
Total U.S. Stock Market Index	47,305,701
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2026:
Fund Name	Qualified Business Income
Mid-Cap Index	$ 5,240,034
Small/Mid-Cap Index	3,200,076
Total U.S. Stock Market Index	3,081,563
The Fund hereby designates the following amount, or maximum amount allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted below, for the fiscal year ended July 31, 2026:
Fund Name	20% Rate Long-Term Capital Gain Dividends
Mid-Cap Index	$ 75,477,687
Small/Mid-Cap Index	12,120,792
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended July 31, 2026:
Fund Name	Federal Obligation Interest
Mid-Cap Index	$ 261,881
Small/Mid-Cap Index	94,352
Total U.S. Stock Market Index	349,339
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2026 qualified for the dividends-received deduction for corporate shareholders:
Fund Name	Dividends-Received Deduction
Mid-Cap Index	55.16%
Small/Mid-Cap Index	13.72
Total U.S. Stock Market Index	77.42
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2026:
Fund Name	Interest Dividends
Mid-Cap Index	$ 774,555
Small/Mid-Cap Index	209,620
Total U.S. Stock Market Index	765,724
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2026:
Fund Name	Interest- Related Dividends	Qualified Short-Term Capital Gains
Mid-Cap Index	$ 556,926	$ 14,857,728
Small/Mid-Cap Index	201,340	4,853,431
Total U.S. Stock Market Index	743,249	—

2026 BlackRock Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Russell Mid-Cap Index Fund (“Mid-Cap Index Fund”), iShares Russell Small/Mid-Cap Index Fund (“Small/Mid-Cap Index Fund”) and iShares Total U.S. Stock Market Index Fund (“Total U.S. Stock Market Index Fund” and, collectively with Mid-Cap Index Fund and Small/Mid-Cap Index Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”), with respect to each Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of each Fund. The Board noted the willingness of BlackRock’s personnel to engage in
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the performance of each Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, each of Mid-Cap Index Fund’s, Small/Mid-Cap Index Fund’s, and Total U.S. Stock Market Index Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for each Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer

2026 BlackRock Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Mid-Cap Index Fund’s, Small/Mid-Cap Index Fund’s, and Total U.S. Stock Market Index Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to each Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s

2026 BlackRock Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

THIS PAGE INTENTIONALLY LEFT BLANK.

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: September 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock FundsSM

Date: September 23, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of BlackRock FundsSM

Date: September 23, 2026